Schedule of Investments (unaudited)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 3.96%, 03/15/30	$1,500	$1,494,451
American Express Credit Account Master Trust
5.15%, 09/16/30	1,000	1,012,936
4.51%, 04/15/32	300	298,794
4.28%, 04/15/30	700	698,179
4.30%, 07/15/30	3,000	2,990,932
4.51%, 07/15/32	500	497,884
BMW Vehicle Lease Trust, 4.15%, 05/25/29	3,000	2,982,556
BMW Vehicle Owner Trust, 4.66%, 12/27/32	270	270,463
Capital One Multi-Asset Execution Trust, 4.48%, 07/15/31	1,000	998,071
Carmax Auto Owner Trust, 3.97%, 12/16/30	1,000	990,568
CarMax Auto Owner Trust
4.48%, 03/15/30	2,000	2,000,916
4.47%, 01/15/31	400	398,731
Chase Issuance Trust
5.08%, 09/15/30	1,000	1,012,063
4.40%, 05/15/31	1,000	996,675
Citibank Credit Card Issuance Trust, 4.49%, 06/21/32	500	496,715
Drive Auto Receivables Trust, 4.94%, 05/17/32	80	79,972
Exeter Automobile Receivables Trust
5.92%, 02/15/30	1,000	1,010,174
4.68%, 03/15/32	200	198,450
5.16%, 03/15/32	250	247,874
5.49%, 05/15/31	1,000	1,008,348
Ford Credit Auto Owner Trust
4.88%, 09/15/30	500	501,350
3.90%, 06/15/30	1,000	989,639
4.05%, 10/15/30	500	494,754
4.39%, 02/15/31	1,000	995,639
Ford Credit Floorplan Master Owner Trust A, 4.63%, 04/15/30	500	501,181
GM Financial Consumer Automobile Receivables Trust, 4.15%, 08/18/31	750	744,260
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	500	500,918
PSNH Funding LLC 3, 3.81%, 02/01/35	500	483,720
Santander Drive Auto Receivables Trust
4.87%, 05/15/31	500	501,468
5.32%, 12/15/31	250	251,424
4.27%, 01/15/32	500	495,610
Synchrony Card Funding LLC, 4.49%, 05/15/31	1,000	999,379
Toyota Auto Receivables Owner Trust
4.34%, 11/15/29	100	99,944
4.11%, 03/15/30	650	647,292
Verizon Master Trust, 4.17%, 08/20/30	1,000	998,253
Verizon Master Trust Series, 4.51%, 06/21/32	1,000	996,133
WF Card Issuance Trust, 4.29%, 10/15/29	300	299,963
Total Asset-Backed Securities — 0.6% (Cost: $30,332,201)		30,185,679
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.7%
Bank, 3.46%, 04/15/52	342	330,082
Bank5
5.61%, 08/15/57	1,500	1,521,137
5.65%, 04/15/58	1,500	1,525,656
5.88%, 08/15/57	500	509,723
6.50%, 12/15/56	433	443,788
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BANK5, 5.89%, 11/15/58(a)	$541	$532,870
BBCMS Mortgage Trust
2.04%, 09/15/54	1,000	883,573
4.05%, 12/15/51	500	492,449
5.02%, 09/15/58	1,269	1,262,802
5.14%, 12/15/57	1,000	998,868
5.25%, 02/15/59	1,500	1,504,963
5.48%, 11/15/58	500	500,324
5.63%, 09/15/57	300	301,368
5.89%, 09/15/57	1,000	1,020,919
6.64%, 03/15/57(a)	250	251,601
Series 2018-C2, Class A5, 4.31%, 12/15/51	800	788,211
BBCMS Trust, 2.27%, 07/15/54	491	461,913
Benchmark, 4.98%, 05/15/59	1,000	990,154
Benchmark Mortgage Trust
2.93%, 12/15/72	500	463,950
5.18%, 04/15/57	250	249,908
5.18%, 10/15/58	400	400,667
5.18%, 02/15/59	2,000	2,002,398
5.36%, 05/15/55	299	300,305
5.60%, 08/15/57	500	505,148
5.93%, 03/15/57	1,000	1,018,257
6.06%, 01/10/57(a)	500	499,425
6.06%, 08/15/57(a)	500	508,407
6.79%, 03/15/57	500	514,176
6.95%, 07/15/57(a)	40	41,499
Series 2018-B21, Class A2, 1.74%, 12/17/53	163	148,670
Series 2023-B38, Class A2, 5.63%, 04/15/56	7,000	7,058,137
BMO Mortgage Trust
5.58%, 05/15/58	450	456,181
5.63%, 12/15/57(a)	700	709,980
5.74%, 12/15/57(a)	500	488,863
5.75%, 09/15/57(a)	500	500,919
5.78%, 04/15/58(a)	500	509,585
5.86%, 02/15/57	500	509,473
5.88%, 09/15/57(a)	200	197,065
5.89%, 11/15/57(a)	400	402,231
6.20%, 11/15/57(a)	900	913,148
Cantor Commercial Real Estate Lending, 2.87%, 11/15/52	500	469,245
CD Mortgage Trust, 3.91%, 11/13/50(a)	200	192,855
Citigroup Commercial Mortgage Trust
3.92%, 12/15/72(a)	200	183,404
Series 2018-B2, Class A4, 4.01%, 03/10/51	1,000	987,716
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,000	938,971
Series 2019-GC41, Class A5, 2.87%, 08/10/56	2,000	1,876,186
CSAIL Commercial Mortgage Trust
4.05%, 03/15/52	520	508,290
4.45%, 04/15/51(a)	400	384,485
Series 2019-C18, Class A4, 2.97%, 12/15/52	710	665,385
DBJPM Mortgage Trust, Series 2017-C6, Class AM, 3.56%, 06/10/50(a)	1,000	977,577
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	2,000	1,916,907
4.33%, 06/25/30(a)	5,000	4,934,512
4.46%, 08/25/31	2,000	1,975,150
4.57%, 12/25/28	1,000	997,448
4.74%, 08/25/28(a)	10,000	10,010,308
5.20%, 02/25/31	3,110	3,168,260
5.36%, 01/25/29(a)	2,720	2,759,414

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.40%, 01/25/29	$1,726	$1,751,590
Federal National Mortgage Association-ACES, 1.32%, 05/25/30	483	434,676
Freddie Mac Multifamily Structured Pass Through Certificates
4.07%, 12/25/30(a)	3,000	2,924,869
4.22%, 12/25/30(a)	3,000	2,941,527
GS Mortgage-Backed Securities Trust, 2.12%, 05/12/53	1,000	926,020
JPMF1 Multifamily Mortgage Trust, 5.62%, 05/15/59(a)	1,000	1,004,232
Morgan Stanley Bank of America Merrill Lynch Trust
5.11%, 11/15/58	225	224,740
5.64%, 03/15/58	200	203,214
Morgan Stanley Capital I Trust
2.45%, 02/15/53	488	449,011
3.65%, 11/15/52(a)	125	112,310
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	915,062
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51	1,709	1,703,213
Wells Fargo Commercial Mortgage Trust
1.81%, 07/15/53	934	841,621
4.15%, 03/15/51(a)	500	490,519
4.15%, 08/15/51	1,330	1,311,554
4.67%, 09/15/61(a)	1,000	979,034
5.93%, 07/15/57	2,000	2,040,834
6.23%, 01/15/58(a)	500	499,860
6.39%, 01/15/58(a)	500	513,639
		85,932,431
Total Collateralized Mortgage Obligations — 1.7% (Cost: $86,762,612)		85,932,431
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(b)	176	154,855
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(b)	355	366,154
7.50%, 06/01/29(b)	270	270,636
7.75%, 04/15/28(b)	305	305,443
7.88%, 04/01/30(b)	250	259,634
CMG Media Corp., 8.88%, 06/18/29(b)	195	141,787
Lamar Media Corp.
3.63%, 01/15/31	200	185,551
3.75%, 02/15/28	190	186,019
4.00%, 02/15/30	175	166,955
4.88%, 01/15/29	130	128,355
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(b)	805	820,236
10.38%, 05/15/31(b)	405	424,077
Omnicom Group, Inc.
2.40%, 03/01/31	55	48,968
2.45%, 04/30/30	365	333,490
4.20%, 03/02/29	125	122,798
4.20%, 06/01/30	45	43,737
4.65%, 10/01/28	240	239,151
4.75%, 03/30/30	205	202,449
Security	Par (000)	Value
Advertising (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	$175	$170,058
4.63%, 03/15/30(b)	170	164,347
7.38%, 02/15/31(b)	150	155,298
Stagwell Global LLC, 5.63%, 08/15/29(b)	380	369,600
		5,259,598
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	200	204,558
ATI, Inc.
4.88%, 10/01/29	100	98,434
7.25%, 08/15/30	145	149,682
BAE Systems PLC
1.90%, 02/15/31(b)	400	350,419
3.40%, 04/15/30(b)	415	394,241
5.13%, 03/26/29(b)	380	383,643
Boeing Co.(The)
2.95%, 02/01/30	255	238,559
3.20%, 03/01/29	375	360,503
3.25%, 02/01/28	555	543,523
3.25%, 03/01/28	115	112,531
3.45%, 11/01/28	85	82,707
3.63%, 02/01/31	460	433,773
5.15%, 05/01/30	1,525	1,532,978
6.30%, 05/01/29	485	502,364
6.39%, 05/01/31	210	220,946
Bombardier, Inc.
7.25%, 07/01/31(b)	240	250,275
8.75%, 11/15/30(b)	230	242,441
Czechoslovak Group A/S, 6.50%, 01/10/31(c)	400	405,169
General Dynamics Corp.
2.25%, 06/01/31	100	89,115
2.63%, 11/15/27	10	9,788
3.63%, 04/01/30	350	336,337
3.75%, 05/15/28	320	316,586
General Electric Co., 4.30%, 07/29/30	310	304,744
HEICO Corp.
4.95%, 08/01/31	150	149,583
5.25%, 08/01/28	135	136,412
Hexcel Corp., 4.90%, 05/15/31	115	113,475
Honeywell Aerospace, Inc.
3.90%, 03/16/28(b)	590	583,168
4.00%, 03/16/29(b)	485	476,033
4.30%, 03/16/31(b)	745	724,339
Howmet Aerospace, Inc.
3.00%, 01/15/29	185	177,694
3.75%, 03/03/28	20	19,737
3.90%, 04/15/29	125	122,320
6.75%, 01/15/28	180	185,336
Incora Top Holdco LLC, 6.00%, 01/31/33(d)(e)(f)	147	40,887
L3Harris Technologies, Inc.
1.80%, 01/15/31	200	175,096
2.90%, 12/15/29	185	173,946
4.40%, 06/15/28	625	621,800
5.05%, 06/01/29	195	196,376
5.25%, 06/01/31	215	216,987
Lockheed Martin Corp.
1.85%, 06/15/30	165	147,960
4.15%, 08/15/28	165	163,896
4.40%, 08/15/30	200	197,774
4.45%, 05/15/28	250	249,912

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
4.50%, 02/15/29	$250	$249,237
5.10%, 11/15/27	440	444,297
Northrop Grumman Corp.
3.25%, 01/15/28	735	721,786
4.40%, 05/01/30	220	216,882
4.60%, 02/01/29	235	234,659
4.65%, 07/15/30	215	213,431
Rolls-Royce PLC, 5.75%, 10/15/27(b)	330	333,300
RTX Corp.
2.25%, 07/01/30	410	372,951
4.13%, 11/16/28	910	900,368
5.75%, 01/15/29	222	227,550
6.00%, 03/15/31	210	219,528
7.20%, 08/15/27	178	182,950
7.50%, 09/15/29	200	215,665
Spirit AeroSystems, Inc., 4.60%, 06/15/28(g)	285	283,562
ST Engineering RHQ Ltd., 4.25%, 05/08/30(c)	200	197,056
TransDigm, Inc.
4.63%, 01/15/29	380	372,854
4.88%, 05/01/29	330	324,239
6.38%, 03/01/29(b)	900	910,700
6.75%, 08/15/28(b)	675	680,264
6.88%, 12/15/30(b)	450	461,087
		20,198,413
Agriculture — 0.3%
Altria Group, Inc.
3.40%, 05/06/30	265	251,054
4.50%, 08/06/30	140	137,759
4.80%, 02/14/29	650	650,291
4.88%, 02/04/28	220	220,780
6.20%, 11/01/28	230	237,102
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(c)	200	193,858
Archer-Daniels-Midland Co., 3.25%, 03/27/30	325	308,187
BAT Capital Corp.
2.26%, 03/25/28	690	664,006
2.73%, 03/25/31	400	362,508
3.46%, 09/06/29	200	192,240
3.56%, 08/15/27	631	624,885
4.91%, 04/02/30	345	344,161
5.83%, 02/20/31	400	412,751
6.34%, 08/02/30	475	498,111
BAT International Finance PLC
4.45%, 03/16/28	315	314,026
5.93%, 02/02/29	335	343,919
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	200	180,999
3.20%, 04/21/31	200	184,845
3.75%, 09/25/27	155	153,613
4.10%, 01/07/28	305	302,896
4.20%, 09/17/29	270	265,284
4.55%, 08/04/30	200	197,129
Cargill, Inc.
1.70%, 02/02/31(b)	180	156,838
2.13%, 04/23/30(b)	325	294,864
3.25%, 05/23/29(b)	210	202,255
4.13%, 10/23/30(b)	150	145,635
4.63%, 02/11/28(b)(g)	115	115,173
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	305	306,420
Imperial Brands Finance PLC
3.88%, 07/26/29(b)	290	281,297
Security	Par (000)	Value
Agriculture (continued)
4.50%, 06/30/28(b)	$200	$199,051
5.50%, 02/01/30(b)	395	400,292
Japan Tobacco, Inc.
4.85%, 05/15/28(b)	265	265,691
5.25%, 06/15/30(b)	260	262,418
JT International Financial Services BV, 3.88%, 09/28/28(c)	200	196,339
Philip Morris International, Inc.
1.75%, 11/01/30	240	211,417
2.10%, 05/01/30	250	226,659
3.13%, 08/17/27	90	88,956
3.13%, 03/02/28	275	268,933
3.38%, 08/15/29	385	370,220
3.88%, 10/27/28	160	157,488
4.00%, 10/29/30	275	265,710
4.13%, 04/28/28	290	287,879
4.13%, 04/27/29	230	226,764
4.38%, 11/01/27	320	319,481
4.38%, 04/30/30	370	363,610
4.63%, 11/01/29	265	263,958
4.88%, 02/15/28	519	521,277
4.88%, 02/13/29	415	416,819
5.13%, 11/17/27	548	552,009
5.13%, 02/15/30	655	660,103
5.13%, 02/13/31	205	206,762
5.25%, 09/07/28	180	182,191
5.50%, 09/07/30	290	296,408
5.63%, 11/17/29	460	471,157
		16,224,478
Airlines — 0.2%
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	250	250,019
Alaska Airlines, Inc., 6.50%, 06/01/31(b)	170	168,936
Allegiant Travel Co., 7.13%, 07/01/31(b)	110	111,596
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	100	98,557
Series 2016-1, Class AA, 3.58%, 07/15/29	79	77,120
Series 2016-2, Class AA, 3.20%, 12/15/29	160	155,191
Series 2016-3, Class AA, 3.00%, 04/15/30	75	71,941
Series 2017-1, Class AA, 3.65%, 02/15/29	111	107,928
Series 2017-2, Class AA, 3.35%, 04/15/31	119	114,162
American Airlines, Inc., 7.25%, 02/15/28(b)	240	242,114
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	894	889,571
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(b)	235	231,685
Avianca Midco 2 PLC
9.50%, 01/28/31(b)	200	187,369
9.63%, 02/14/30(b)	400	384,822
Azul Secured Finance LLP, 9.88%, 02/15/31(c)	400	369,202
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	154	148,512
Delta Air Lines, Inc.
3.75%, 10/28/29	195	187,428
4.38%, 04/19/28	190	188,819
4.95%, 07/10/28	190	190,346
5.25%, 07/10/30	345	346,842
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	799	797,240
Gol Finance, Inc., 14.38%, 06/06/30(c)	700	676,343
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(c)	200	201,091

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Latam Airlines Group SA
7.63%, 01/07/31(c)	$200	$204,283
7.88%, 04/15/30(c)	450	465,198
OneSky Flight LLC, 8.88%, 12/15/29(b)	165	173,534
Southwest Airlines Co.
2.63%, 02/10/30	205	188,350
3.45%, 11/16/27	25	24,606
4.38%, 11/15/28	270	267,034
United Airlines Holdings, Inc.
4.88%, 03/01/29	350	344,733
5.38%, 03/01/31	335	330,826
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	128	125,822
Series 2016-2, Class AA, 2.88%, 04/07/30	180	173,270
Series 2018-1, Class AA, 3.50%, 09/01/31	105	101,372
Series 2020-1, 5.88%, 04/15/29	286	289,005
United Airlines, Inc., 4.63%, 04/15/29(b)	670	658,313
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(b)(g)	335	316,524
9.50%, 06/01/28(b)(g)	185	187,631
WestJet An Alberta Partnership, 8.00%, 02/14/31(b)	155	152,683
		10,200,018
Apparel — 0.1%
Crocs, Inc., 4.25%, 03/15/29(b)	105	100,990
Gildan Activewear, Inc., 4.70%, 10/07/30(b)	220	214,857
Kontoor Brands, Inc., 4.13%, 11/15/29(b)	135	129,207
Levi Strauss & Co., 3.50%, 03/01/31(b)	150	138,565
NIKE, Inc., 2.85%, 03/27/30	475	445,347
PVH Corp., 5.50%, 06/13/30	127	127,717
Ralph Lauren Corp., 2.95%, 06/15/30	235	218,996
Tapestry, Inc., 5.10%, 03/11/30	260	260,156
Under Armour, Inc., 7.25%, 07/15/30(b)	145	147,776
VF Corp., 2.95%, 04/23/30	240	215,753
William Carter Co. (The), 7.38%, 02/15/31(b)	175	179,478
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)	190	179,184
		2,358,026
Auto Manufacturers — 1.3%
Allison Transmission, Inc.
3.75%, 01/30/31(b)	325	301,523
4.75%, 10/01/27(b)	145	144,321
5.88%, 06/01/29(b)	150	150,635
American Honda Finance Corp.
1.80%, 01/13/31	220	190,982
2.00%, 03/24/28	280	267,979
2.25%, 01/12/29	280	263,576
3.50%, 02/15/28	220	216,130
4.15%, 01/08/29	165	162,402
4.25%, 09/01/28	205	203,034
4.40%, 09/05/29	255	251,389
4.45%, 10/22/27	255	254,540
4.45%, 01/08/31	165	160,383
4.50%, 09/04/30	220	215,108
4.55%, 03/03/28	170	169,553
4.60%, 04/17/30	305	300,063
4.70%, 01/12/28	220	220,193
4.80%, 03/05/30	140	138,754
4.90%, 03/13/29	260	260,374
5.05%, 07/10/31	200	198,848
5.13%, 07/07/28	325	327,251
Security	Par (000)	Value
Auto Manufacturers (continued)
5.65%, 11/15/28	$225	$229,216
5.85%, 10/04/30	165	169,578
Series A, 4.55%, 04/10/28	150	149,560
Series A, 4.80%, 07/06/29	115	114,613
Series A, 4.90%, 04/10/31	295	291,048
Series A, 5.05%, 07/08/31	100	99,225
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)	325	182,697
BMW Finance NV, 2.85%, 08/14/29(b)	205	193,249
BMW U.S. Capital LLC
2.55%, 04/01/31(b)	20	17,835
3.63%, 04/18/29(b)	255	247,163
3.75%, 04/12/28(b)	135	132,948
3.95%, 08/14/28(b)	305	299,997
4.15%, 08/11/27(b)	50	49,844
4.15%, 04/09/30(b)	300	290,638
4.30%, 03/17/28(b)	145	144,155
4.40%, 03/19/29(b)	170	168,164
4.50%, 08/11/30(b)	315	308,318
4.60%, 08/13/27(b)	235	235,139
4.65%, 08/13/29(b)	255	252,906
4.65%, 03/19/31(b)	135	132,099
4.75%, 03/21/28(b)	125	125,144
4.90%, 04/02/29(b)	290	290,151
5.05%, 08/11/28(b)(g)	485	487,529
5.05%, 03/21/30(b)	335	334,815
Cummins, Inc.
1.50%, 09/01/30	320	281,673
4.25%, 05/09/28	75	74,708
4.70%, 02/15/31	270	268,509
4.90%, 02/20/29	125	125,884
Daimler Truck Finance North America LLC
2.38%, 12/14/28(b)	245	231,829
4.15%, 01/12/29(b)	150	147,603
4.30%, 08/12/27(b)	150	149,592
4.50%, 04/12/31(b)	75	73,003
4.65%, 10/12/30(b)	150	147,449
4.95%, 01/13/28(b)	115	115,421
5.13%, 09/25/27(b)	200	200,999
5.13%, 01/19/28(b)	360	362,053
5.13%, 09/25/29(b)	200	200,822
5.25%, 01/13/30(b)	315	317,235
5.40%, 09/20/28(b)	240	242,991
Ford Motor Co.
6.63%, 10/01/28	200	205,954
9.63%, 04/22/30	215	241,964
Ford Motor Credit Co. LLC
2.90%, 02/16/28	250	241,879
2.90%, 02/10/29	250	234,891
3.63%, 06/17/31	315	285,811
3.82%, 11/02/27	280	275,733
4.00%, 11/13/30	615	574,322
4.13%, 08/17/27	455	451,725
4.97%, 04/06/29	465	459,358
5.11%, 05/03/29	545	539,497
5.30%, 09/06/29	290	288,067
5.42%, 04/09/31	550	541,219
5.73%, 09/05/30	410	410,109
5.80%, 03/08/29	525	528,365
5.88%, 11/07/29	425	428,386
5.92%, 03/20/28	460	465,112

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.05%, 03/05/31	$350	$352,853
6.80%, 05/12/28	440	451,210
6.80%, 11/07/28	435	447,887
7.20%, 06/10/30	295	308,790
7.35%, 11/04/27	485	497,668
7.35%, 03/06/30	405	425,552
Ford Otomotiv Sanayi A/S, 7.13%, 04/25/29(c)	200	200,080
General Motors Co.
4.20%, 10/01/27	125	124,353
5.00%, 10/01/28	130	130,402
5.35%, 04/15/28	40	40,350
5.40%, 10/15/29	425	430,632
5.63%, 04/15/30	225	229,132
6.80%, 10/01/27	545	556,407
General Motors Financial Co., Inc.
2.35%, 01/08/31	405	359,936
2.40%, 04/10/28	415	399,191
2.40%, 10/15/28	365	346,626
2.70%, 08/20/27	216	211,834
2.70%, 06/10/31	210	187,351
3.60%, 06/21/30	395	374,426
4.20%, 10/27/28	225	222,271
4.30%, 04/06/29	400	393,622
4.60%, 01/08/31	295	288,239
4.75%, 04/06/29	415	413,290
4.90%, 10/06/29	360	359,692
5.05%, 04/04/28	530	532,468
5.10%, 09/15/31	235	233,622
5.35%, 01/07/30	370	373,408
5.45%, 07/15/30	310	313,996
5.55%, 07/15/29	390	396,377
5.60%, 06/18/31	220	223,388
5.65%, 01/17/29	251	254,923
5.75%, 02/08/31	330	336,918
5.80%, 06/23/28	470	478,140
5.80%, 01/07/29	475	484,626
5.85%, 04/06/30	305	312,782
6.00%, 01/09/28	470	477,696
Honda Motor Co. Ltd.
4.44%, 07/08/28	320	318,240
4.69%, 07/08/30	370	364,706
Hyundai Capital America
1.80%, 01/10/28(b)	350	335,452
2.00%, 06/15/28(b)	320	303,781
2.10%, 09/15/28(b)	410	386,953
2.38%, 10/15/27(b)	345	335,616
4.25%, 09/18/28(b)	200	197,306
4.25%, 01/08/29(b)	265	260,576
4.30%, 09/24/27(b)	195	194,106
4.50%, 06/16/28(b)	305	303,281
4.50%, 09/18/30(b)	145	141,123
4.55%, 09/26/29(b)	260	256,751
4.55%, 01/08/31(b)	280	272,449
4.60%, 04/06/28(b)	100	99,624
4.75%, 04/06/29(b)	120	119,174
4.75%, 06/18/29(b)	220	218,508
4.88%, 11/01/27(b)	210	210,334
4.90%, 06/23/28(b)	195	195,002
5.00%, 01/07/28(b)	385	385,879
5.00%, 04/07/31(b)	100	98,936
5.00%, 06/18/31(b)(g)	190	187,838
Security	Par (000)	Value
Auto Manufacturers (continued)
5.10%, 06/24/30(b)	$190	$189,397
5.15%, 03/27/30(b)	225	224,846
5.30%, 01/08/29(b)	190	191,241
5.30%, 06/24/29(b)	255	256,669
5.30%, 01/08/30(b)	280	281,752
5.35%, 03/19/29(b)	185	186,603
5.40%, 01/08/31(b)	220	221,407
5.40%, 06/24/31(b)	200	201,122
5.60%, 03/30/28(b)	372	376,308
5.68%, 06/26/28(b)	590	598,276
5.70%, 06/26/30(b)	180	183,098
5.80%, 04/01/30(b)	165	168,389
6.10%, 09/21/28(b)	335	342,620
6.20%, 09/21/30(b)	200	207,083
6.38%, 04/08/30(b)	345	357,882
6.50%, 01/16/29(b)	295	304,836
Hyundai Capital Services, Inc.
3.63%, 08/29/27(c)	200	197,499
5.13%, 02/05/29(c)	200	201,083
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	155	153,238
5.50%, 07/15/29(b)	160	158,354
5.88%, 01/15/28(b)	175	174,598
Mercedes-Benz Finance North America LLC
2.63%, 03/10/30(b)	150	138,470
3.10%, 08/15/29(b)	275	260,847
3.75%, 02/22/28(b)	350	345,071
4.13%, 03/10/28(b)	250	247,702
4.25%, 03/10/29(b)	150	147,664
4.30%, 02/22/29(b)	210	206,937
4.50%, 03/10/31(b)	150	146,024
4.75%, 08/01/27(b)	190	190,549
4.75%, 03/31/28(b)	150	149,998
4.75%, 08/04/28	175	174,880
4.80%, 03/30/28(b)	420	420,280
4.80%, 08/01/29(b)	255	254,073
4.85%, 01/11/29(b)	235	234,963
4.88%, 08/03/29	150	149,680
4.90%, 11/15/27(b)	175	175,583
5.00%, 04/01/30(b)	65	64,787
5.10%, 08/03/28(b)	410	412,430
5.10%, 11/15/29(b)	320	321,091
5.20%, 08/04/31	175	174,728
5.25%, 11/29/27(b)	250	251,861
8.50%, 01/18/31	530	601,479
New Flyer Holdings, Inc., 9.25%, 07/01/30(b)	180	192,605
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(b)	120	111,370
2.75%, 03/09/28(b)	210	199,656
5.30%, 09/13/27(b)	125	124,527
5.55%, 09/13/29(b)	105	102,291
5.63%, 09/29/28(b)	270	268,375
6.13%, 09/30/30(b)	445	434,504
7.05%, 09/15/28(b)	240	244,763
Nissan Motor Co. Ltd.
4.35%, 09/17/27(b)	720	706,531
4.81%, 09/17/30(b)	800	740,411
7.50%, 07/17/30(b)	405	414,829
PACCAR Financial Corp.
3.90%, 02/05/29	110	108,317
4.00%, 08/08/28	135	133,676

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.00%, 09/26/29	$150	$147,638
4.45%, 08/06/27	155	155,305
4.55%, 03/03/28	245	245,386
4.55%, 05/08/30	100	99,671
4.60%, 01/10/28	265	265,656
4.60%, 01/31/29	270	270,516
4.95%, 08/10/28	110	110,897
Series R, 4.00%, 11/07/28	150	148,350
Series R, 4.30%, 06/18/29	125	124,089
PM General Purchaser LLC, 9.50%, 10/01/28(b)	200	168,969
Stellantis Finance U.S., Inc.
5.63%, 01/12/28(b)	200	201,102
5.75%, 03/18/30(b)	275	272,764
Stellantis Financial Services U.S. Corp.
5.40%, 06/15/29(b)	460	456,826
5.80%, 06/15/31(b)	220	215,734
Toyota Finance Australia Ltd., 4.40%, 01/30/31(c)	200	194,577
Toyota Motor Corp.
2.36%, 03/25/31	380	341,607
2.76%, 07/02/29	180	171,269
3.67%, 07/20/28	90	88,695
4.45%, 06/30/30	180	177,798
5.12%, 07/13/28	340	344,058
Toyota Motor Credit Corp.
1.15%, 08/13/27	120	116,229
1.90%, 04/06/28	317	303,995
2.15%, 02/13/30	285	260,518
3.05%, 01/11/28	260	255,067
3.38%, 04/01/30	365	347,201
3.65%, 01/08/29	195	190,898
4.05%, 09/05/28	200	198,068
4.35%, 10/08/27	465	464,826
4.45%, 06/29/29	295	293,187
4.55%, 09/20/27	380	380,704
4.55%, 08/09/29	360	358,461
4.55%, 05/17/30	210	207,925
4.63%, 01/12/28	400	401,208
4.65%, 01/05/29	305	305,439
4.80%, 05/15/30	335	334,605
4.95%, 01/09/30	235	236,072
5.05%, 05/16/29	290	292,831
5.10%, 03/21/31	260	261,948
5.25%, 09/11/28	190	192,587
5.45%, 11/10/27	315	319,001
5.55%, 11/20/30	470	482,433
Series B, 3.75%, 01/12/28	230	227,828
Series B, 4.05%, 03/13/29	335	330,198
Series B, 4.20%, 01/10/31	225	219,151
Series B, 4.25%, 05/12/28	515	513,221
Series B, 4.50%, 07/09/29	190	188,967
Series B, 4.55%, 05/14/31	295	290,281
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	65	62,380
3.75%, 05/13/30(b)	215	203,646
4.55%, 09/11/28(b)	30	29,750
4.60%, 06/08/29(b)	255	251,645
4.75%, 11/13/28(b)	380	378,135
4.85%, 08/15/27(b)	210	210,227
4.85%, 09/11/30(b)	270	265,674
4.95%, 08/15/29(b)	215	214,112
5.05%, 03/27/28(b)	215	215,534
Security	Par (000)	Value
Auto Manufacturers (continued)
5.25%, 03/22/29(b)	$405	$406,704
5.35%, 03/27/30(b)	185	185,590
5.65%, 09/12/28(b)	205	207,575
6.20%, 11/16/28(b)	200	204,946
6.45%, 11/16/30(b)	290	302,729
Wabash National Corp., 4.50%, 10/15/28(b)(g)	140	130,571
		65,281,232
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.
7.00%, 04/15/28(b)	190	192,895
8.25%, 04/15/31(b)	125	130,042
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(g)	195	188,649
6.88%, 07/01/28(g)	59	59,000
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(a)	150	152,154
BorgWarner, Inc., 4.95%, 08/15/29	100	100,261
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(b)	260	263,686
6.75%, 02/15/30(b)	330	338,681
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(b)	380	387,895
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(b)	265	263,291
Denso Corp.
4.28%, 09/17/30(b)	170	165,960
4.42%, 09/11/29(b)	185	182,802
4.86%, 06/29/31(b)	225	223,831
Forvia SE, 8.00%, 06/15/30(b)	150	157,620
Goodyear Tire & Rubber Co.(The)
5.00%, 07/15/29	300	287,480
5.25%, 04/30/31	195	175,239
5.25%, 07/15/31	190	168,806
6.63%, 07/15/30	165	159,518
7.00%, 03/15/28	56	56,844
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(b)(h)	140	141,050
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(b)(h)	200	207,812
Lear Corp.
3.50%, 05/30/30	10	9,446
3.80%, 09/15/27	55	54,433
4.25%, 05/15/29	255	250,158
LG Energy Solution Ltd.
5.00%, 04/02/29(c)	200	199,610
5.25%, 04/02/28(c)	200	200,713
5.25%, 04/02/31(c)	200	197,769
5.38%, 07/02/29(c)	200	201,403
5.38%, 04/02/30(c)	200	199,985
5.75%, 09/25/28(c)	200	202,843
Magna International, Inc.
2.45%, 06/15/30	275	250,617
5.05%, 03/14/29	150	150,902
Motherson Global Investments BV, 5.63%, 07/11/29(c)	200	200,599
Nemak SAB de CV, 3.63%, 06/28/31(c)	200	169,048
Phinia, Inc., 6.75%, 04/15/29(b)	190	193,378
SK On Co. Ltd., 4.38%, 05/07/29(c)	200	197,709
Tenneco, Inc., 8.00%, 11/17/28(b)	605	606,611
Titan International, Inc., 7.00%, 04/30/28(g)	130	129,727

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
ZF North America Capital, Inc.
6.75%, 04/23/30(b)	$250	$248,287
6.88%, 04/14/28(b)	180	183,440
7.13%, 04/14/30(b)	185	186,280
7.50%, 03/24/31(b)	490	492,670
		8,529,144
Banks — 8.6%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(b)	210	198,697
4.20%, 07/07/28(b)	225	223,262
4.20%, 02/26/31(b)	210	203,110
4.99%, 12/03/28, (1-year CMT + 0.78%)(a)(b)	210	210,819
ABQ Finance Ltd., 4.95%, 03/25/30(c)	200	198,998
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/27(c)	200	199,065
4.65%, 06/10/30, (1-day SOFR + 1.00%)(a)(c)	200	199,130
4.69%, 02/26/30, (1-day SOFR + 1.05%)(a)(c)	200	199,835
5.36%, 03/10/35, (5-year CMT + 1.68%)(a)(c)	200	197,329
5.50%, 01/12/29(c)	200	201,581
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(c)	200	202,867
Agricultural Bank of China Ltd./Hong Kong, 4.18%, 04/25/28, (1-day SOFR Index + 0.52%)(a)(c)	400	401,043
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(a)(b)	220	220,945
6.61%, 09/13/29, (1-day SOFR + 2.33%)(a)(b)	245	253,547
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30(c)	200	198,721
Akbank TAS, 7.88%, 09/04/35, (5-year CMT + 3.73%)(a)(c)	200	199,322
Al Masraf, 5.11%, 01/29/31(c)	200	196,322
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(c)	400	398,231
4.87%, 05/19/30(c)	200	198,026
5.05%, 03/12/29(c)	400	399,466
5.65%, 03/16/36, (5-year CMT + 2.00%)(a)(c)	400	393,111
6.15%, 04/21/36, (5-year CMT + 2.27%)(a)(c)	200	199,759
Alinma Sukuk Ltd.
4.94%, 07/15/30(c)	200	198,419
5.79%, 11/10/35, (5-year CMT + 2.10%)(a)(c)	200	196,494
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.70%)(a)(b)	200	200,885
5.90%, 07/10/34, (5-year CMT + 1.50%)(a)(b)	190	193,375
ANZ New Zealand International Ltd.
2.55%, 02/13/30(b)	260	240,980
3.45%, 01/21/28(b)	200	196,895
5.36%, 08/14/28(b)	270	273,724
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 01/22/31(c)	200	199,902
Armor Holdco, Inc., 8.50%, 11/15/29(b)	105	105,107
ASB Bank Ltd.
4.16%, 10/29/30(b)	200	194,352
5.28%, 06/17/32, (5-year CMT + 2.25%)(a)(b)	205	205,199
5.40%, 11/29/27(b)	215	217,355
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR + 3.03%)(a)	105	107,424
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.70%)(a)(b)	430	382,226
5.73%, 09/18/34, (5-year CMT + 1.62%)(a)(b)	265	268,415
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	248,619
4.62%, 12/16/29	340	340,272
Security	Par (000)	Value
Banks (continued)
Series A, 3.92%, 12/08/28	$385	$379,789
Series A, 4.36%, 06/18/28	170	169,472
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	225	221,123
4.97%, 05/08/31	425	420,409
5.38%, 03/13/29	230	233,105
6.14%, 09/14/28, (1-year CMT + 2.70%)(a)	200	203,216
Banco Bradesco SA, 6.50%, 01/22/30(c)	400	408,179
Banco Bradesco SA/Cayman Islands, 5.38%, 01/20/31(c)	200	196,024
Banco de Credito del Peru SA
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(c)	200	198,621
6.45%, 07/30/35, (5-year CMT + 2.49%)(a)(c)	400	407,313
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(c)	200	197,012
Banco do Brasil SA
4.88%, 01/11/29(c)	200	197,269
6.00%, 03/18/31(c)	200	200,534
Banco do Brasil SA/Cayman, 6.25%, 04/18/30(c)	200	202,675
Banco General SA, 4.13%, 08/07/27(c)	200	198,723
Banco Internacional del Peru SAA Interbank, 4.80%, 07/15/31(c)	150	146,198
Banco Macro SA, 8.00%, 06/23/29(c)	200	204,816
Banco Nacional de Comercio Exterior SNC/Cayman Islands
5.88%, 05/07/30(c)	200	202,301
6.00%, 05/14/36(a)	200	196,972
Banco Nacional de Panama, 2.50%, 08/11/30(c)	400	353,812
Banco Santander Chile, 4.55%, 11/20/30(c)	200	195,763
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(c)	200	202,968
Banco Santander SA
2.75%, 12/03/30	400	360,038
2.96%, 03/25/31	400	363,000
3.31%, 06/27/29	435	417,594
3.49%, 05/28/30	410	387,603
3.80%, 02/23/28	540	532,264
4.38%, 04/12/28	665	660,633
4.55%, 11/06/30	240	234,475
4.60%, 04/15/29	285	282,613
4.87%, 04/15/31	420	413,517
5.29%, 08/18/27	515	518,430
5.44%, 07/15/31	220	222,583
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	480	486,763
5.57%, 01/17/30	565	573,842
5.59%, 08/08/28	645	654,712
6.61%, 11/07/28	265	275,307
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(c)	200	200,918
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(c)	400	379,517
4.45%, 09/19/28(c)	200	198,484
4.51%, 11/26/30(c)	200	195,750
5.30%, 09/21/28(c)	200	201,812
9.03%, 03/15/29(b)	100	108,930
Bank Hapoalim BM, 4.72%, 07/14/29(b)	400	393,021
Bank Mandiri Persero Tbk PT
4.90%, 03/24/28(c)	200	199,246
5.25%, 04/10/31(c)	200	197,785
Bank Muscat SAOG, 4.85%, 10/01/30(c)	200	196,000

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank Negara Indonesia Persero Tbk PT, 5.28%, 04/05/29(c)	$200	$200,448
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	930	825,245
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	850	748,950
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	1,145	1,091,120
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	1,210	1,111,597
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	1,080	991,004
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	1,165	1,045,067
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	780	732,515
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	950	905,289
3.25%, 10/21/27	410	404,707
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(a)	2,050	2,015,458
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(a)	975	963,559
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	1,005	982,869
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(a)	1,065	1,055,964
4.46%, 02/06/32, (1-day SOFR + 0.87%)(a)	925	899,954
4.48%, 04/23/30, (1-day SOFR + 0.87%)(a)	1,535	1,518,277
4.62%, 05/09/29, (1-day SOFR + 1.11%)(a)	940	938,009
4.70%, 04/23/32, (1-day SOFR + 1.04%)(a)	1,180	1,157,910
4.98%, 01/24/29, (1-day SOFR + 0.83%)(a)	1,080	1,084,245
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)	1,095	1,100,568
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	1,470	1,481,892
5.82%, 09/15/29, (1-day SOFR + 1.57%)(a)	1,085	1,106,948
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	655	667,517
Series L, 4.18%, 11/25/27	370	368,118
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	680	610,749
Bank of China Ltd./Luxembourg, 4.15%, 03/24/28, (1-day SOFR Index + 0.50%)(a)(c)	200	200,421
Bank of China Ltd./Macau, 4.14%, 10/21/28, (1-day SOFR Index + 0.48%)(a)(c)	200	200,476
Bank of China Ltd./Panama, 4.15%, 03/19/28, (1-day SOFR Index + 0.50%)(a)(c)	200	200,419
Bank of China Ltd./Sydney
4.02%, 05/28/31, (1-day SOFR + 0.38%)(a)(c)	400	399,658
4.12%, 11/10/30, (1-day SOFR Index + 0.49%)(a)(c)	200	200,719
4.15%, 03/04/28, (1-day SOFR Index + 0.50%)(a)(c)	200	200,483
4.24%, 09/30/27, (1-day SOFR Index + 0.59%)(a)(c)	400	401,017
Bank of Communications Co. Ltd./Hong Kong, 4.22%, 08/01/27, (1-day SOFR Index + 0.55%)(a)(c)	400	400,685
Bank of East Asia Ltd.(The)
5.38%, 05/13/32, (1-year CMT + 1.40%)(a)(c)	250	247,123
6.75%, 06/27/34, (5-year CMT + 2.55%)(a)(c)	250	257,977
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 1.62%)(a)(b)	245	248,705
Bank of Montreal
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	420	412,759
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(a)	285	283,242
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(a)	765	746,382
Security	Par (000)	Value
Banks (continued)
4.55%, 06/02/29, (1-day SOFR + 0.63%)(a)	$150	$149,462
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	285	282,949
4.88%, 06/02/32, (1-day SOFR + 0.96%)(a)	190	187,881
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	215	216,106
5.20%, 02/01/28	489	493,116
5.51%, 06/04/31	225	229,792
5.72%, 09/25/28	340	347,236
Series H, 4.70%, 09/14/27	305	305,735
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(a)	305	301,440
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)	205	199,533
Bank of New York Mellon (The)
1.65%, 07/14/28	190	180,469
1.65%, 01/28/31	10	8,790
1.80%, 07/28/31	270	233,515
3.00%, 10/30/28	78	75,225
3.30%, 08/23/29	230	220,333
3.40%, 01/29/28	280	276,009
3.85%, 04/28/28	340	337,124
3.85%, 04/26/29	155	152,089
4.03%, 01/22/30, (1-day SOFR + 0.63%)(a)	330	324,470
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	405	404,849
4.54%, 04/23/32, (1-day SOFR + 0.90%)(a)	290	284,275
4.60%, 07/26/30, (1-day SOFR + 1.76%)(a)	215	213,994
4.73%, 04/20/29, (1-day SOFR + 1.14%)(a)	510	511,206
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	405	405,248
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	415	416,796
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)	380	385,751
6.32%, 10/25/29, (1-day SOFR + 1.60%)(a)	495	512,118
Series J, 1.90%, 01/25/29	55	51,553
Bank of New Zealand
4.76%, 06/10/31(b)	270	267,857
4.85%, 02/07/28(b)	270	271,021
5.08%, 01/30/29(b)	230	231,776
Bank of Nova Scotia (The)
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)	250	248,415
4.25%, 02/02/30, (1-day SOFR + 0.73%)(a)	255	251,060
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	375	364,442
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	280	279,300
4.58%, 06/05/29, (1-day SOFR + 0.66%)(a)	250	248,923
4.85%, 02/01/30	450	449,698
4.90%, 06/05/32, (1-day SOFR + 0.97%)(a)	270	266,511
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)	470	471,261
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	340	341,053
5.25%, 06/12/28	330	334,177
5.45%, 08/01/29	310	316,419
Bank of the Philippine Islands
5.00%, 04/07/30(c)	200	200,585
5.25%, 03/26/29(c)	200	201,262
BankUnited, Inc., 5.13%, 06/11/30	15	14,741
Banque Federative du Credit Mutuel SA
4.54%, 01/15/31(b)	430	418,497
4.59%, 10/16/28(b)	275	273,563
4.79%, 07/09/29(b)	300	298,017
5.15%, 07/09/32, (1-day SOFR + 1.20%)(a)(b)	500	493,469
5.19%, 02/16/28(b)	285	286,946
5.54%, 01/22/30(b)	325	329,256
5.79%, 07/13/28(b)	300	305,450
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	455	414,379

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)	$415	$370,529
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	215	200,170
4.22%, 05/24/30, (1-day SOFR + 0.93%)(a)	520	508,554
4.34%, 01/10/28	640	636,893
4.48%, 11/11/29, (1-day SOFR + 1.08%)(a)	450	445,365
4.52%, 02/24/32, (1-day SOFR + 1.14%)(a)	420	406,107
4.84%, 05/09/28	550	549,083
4.84%, 09/10/28, (1-day SOFR + 1.34%)(a)	250	250,134
4.91%, 06/26/30, (1-day SOFR + 0.91%)(a)	495	492,434
4.94%, 09/10/30, (1-day SOFR + 1.56%)(a)	520	517,412
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	490	490,558
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	405	406,206
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(a)	420	419,530
5.10%, 06/26/32, (1-day SOFR + 1.14%)(a)	450	444,285
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)	620	623,447
5.50%, 08/09/28, (1-year CMT + 2.65%)(a)	625	629,445
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	725	736,434
6.49%, 09/13/29, (1-day SOFR + 2.22%)(a)	450	463,762
7.39%, 11/02/28, (1-year CMT + 3.30%)(a)	480	494,760
BBG Sukuk Ltd., 4.56%, 10/09/29(c)	400	393,600
BBK BSC, 6.88%, 06/06/29(c)	200	193,149
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.25%, 09/10/29(c)	400	400,505
BDO Unibank, Inc., 4.38%, 12/03/30(c)	200	196,418
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30(g)	165	160,828
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.61%)(a)(b)	360	348,811
2.16%, 09/15/29, (1-day SOFR + 1.22%)(a)(b)	540	510,133
2.59%, 08/12/35, (5-year CMT + 2.05%)(a)(b)	310	278,169
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.39%)(a)(b)	780	703,117
3.05%, 01/13/31, (1-day SOFR + 1.51%)(a)(b)	960	896,653
3.50%, 11/16/27(b)	555	547,675
4.38%, 03/01/33, (5-year USD Swap + 1.48%)(a)(b)	430	424,260
4.40%, 08/14/28(b)	690	683,870
4.79%, 05/09/29, (1-day SOFR + 1.45%)(a)(b)	115	114,820
4.89%, 06/30/30, (1-day SOFR + 0.94%)(a)(b)	440	437,735
5.09%, 05/09/31, (1-day SOFR + 1.68%)(a)(b)	495	494,295
5.13%, 01/13/29, (1-year CMT + 1.45%)(a)(b)	590	592,923
5.18%, 01/09/30, (1-day SOFR + 1.52%)(a)(b)	570	573,008
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.83%)(a)(b)	375	376,561
5.28%, 11/19/30, (1-day SOFR + 1.28%)(a)(b)	840	843,760
5.34%, 06/12/29, (1-year CMT + 1.50%)(a)(b)	575	579,746
5.50%, 05/20/30, (1-day SOFR + 1.59%)(a)(b)	450	455,318
BOS Funding Ltd.
5.25%, 09/12/29(c)	200	196,611
7.00%, 03/14/28(c)	400	406,141
Boubyan Sukuk Ltd., 4.97%, 06/04/30(c)	200	199,117
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.31%)(a)(b)	400	351,147
2.70%, 10/01/29(b)	310	290,016
3.50%, 10/23/27(b)	495	487,969
4.63%, 09/12/28(b)	250	248,705
4.76%, 01/13/32, (1-day SOFR + 1.27%)(a)(b)	250	243,954
5.13%, 01/18/28(b)	220	221,313
5.18%, 06/02/32, (1-day SOFR + 1.22%)(a)(b)	250	247,172
5.28%, 05/30/29(b)	310	313,671
Security	Par (000)	Value
Banks (continued)
5.39%, 05/28/31, (1-day SOFR + 1.58%)(a)(b)	$275	$275,369
5.72%, 01/18/30, (1-day SOFR + 1.96%)(a)(b)	290	293,982
5.88%, 01/14/31, (1-day SOFR + 1.68%)(a)(b)	600	611,695
6.71%, 10/19/29, (1-day SOFR + 2.27%)(a)(b)	370	383,198
BSF Finance, 5.76%, 09/03/35, (5-year CMT + 2.00%)(a)(c)	400	389,986
BSF Sukuk Co. Ltd.
4.75%, 05/31/28(c)	400	397,150
5.00%, 01/25/29(c)	400	398,028
5.38%, 01/21/30(c)	200	201,620
Burgan Senior SPC Ltd., 4.88%, 10/16/30(c)	200	197,551
Caixa Economica Federal, 5.63%, 05/13/30(c)	200	198,764
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.14%)(a)(b)	210	209,362
4.82%, 04/22/32, (1-day SOFR + 1.21%)(a)(b)	210	206,080
4.89%, 07/03/31, (1-day SOFR + 1.36%)(a)(b)	365	361,224
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(a)(b)	245	249,280
6.21%, 01/18/29, (1-day SOFR + 2.70%)(a)(b)	485	495,053
Canadian Imperial Bank of Commerce/New York
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)	105	104,562
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)	365	359,659
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	275	269,907
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	365	361,644
4.72%, 06/16/29, (1-day SOFR + 0.67%)(a)	280	279,745
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	665	666,022
5.00%, 04/28/28	350	352,233
5.05%, 06/16/32, (1-day SOFR Index + 1.01%)(a)	235	233,450
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	370	372,463
5.26%, 04/08/29	345	348,874
5.99%, 10/03/28	195	200,000
Canara Bank, 4.90%, 09/11/29(c)	200	198,574
Capital One N.A.
2.70%, 02/06/30	330	306,366
4.65%, 09/13/28	265	265,058
CBQ Finance Ltd.
4.63%, 09/10/30(c)	200	193,588
5.38%, 03/28/29(c)	200	200,193
China CITIC Bank International Ltd., 6.00%, 12/05/33, (5-year CMT + 1.65%)(a)(c)	250	256,095
China Construction Bank Corp., 4.23%, 09/11/30, (1-day SOFR Index + 0.58%)(a)(c)	200	201,144
China Construction Bank Corp./Hong Kong
4.03%, 06/15/31, (1-day SOFR Index + 0.38%)(a)(c)	200	199,873
4.16%, 05/28/28, (1-day SOFR Index + 0.52%)(a)(c)	400	401,017
4.24%, 05/28/30, (1-day SOFR Index + 0.60%)(a)(c)	400	402,603
China Construction Bank Corp./London, 4.15%, 09/11/28, (1-day SOFR Index + 0.50%)(a)(c)	200	200,474
Citibank N.A.
4.55%, 06/18/29, (1-day SOFR + 0.60%)(a)	1,000	996,633
4.84%, 08/06/29	825	827,823
4.85%, 06/18/32, (1-day SOFR + 0.91%)(a)	1,075	1,061,862
4.91%, 05/29/30	925	926,824
5.80%, 09/29/28	970	994,850
Citigroup, Inc.
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	1,060	944,331
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	1,210	1,104,699
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	875	808,210

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)	$850	$798,228
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(a)	895	882,470
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	975	952,208
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)	910	899,943
4.13%, 07/25/28	340	335,846
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	1,300	1,272,086
4.45%, 09/29/27	1,265	1,261,780
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)	1,070	1,045,752
4.54%, 09/19/30, (1-day SOFR + 1.34%)(a)	1,120	1,106,672
4.79%, 03/04/29, (1-day SOFR + 0.87%)(a)	765	765,147
4.95%, 05/07/31, (1-day SOFR + 1.46%)(a)	700	696,753
5.17%, 02/13/30, (1-day SOFR + 1.36%)(a)	1,085	1,090,976
5.59%, 11/19/34, (5-year CMT + 1.28%)(a)	380	382,719
6.63%, 01/15/28	415	426,930
Citizens Bank N.A.
4.19%, 01/29/29, (1-day SOFR + 0.70%)(a)	65	64,414
4.58%, 08/09/28, (1-day SOFR + 2.00%)(a)	320	319,461
Citizens Financial Group, Inc.
2.50%, 02/06/30	190	174,545
3.25%, 04/30/30	325	305,337
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	245	245,719
5.30%, 01/29/36, (5-year CMT + 1.45%)(a)	30	29,360
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)	415	421,413
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)	520	530,486
Commercial Bank of Dubai PSC
4.86%, 10/10/29(c)	400	394,377
5.32%, 06/14/28(c)	200	199,975
Commonwealth Bank of Australia
2.69%, 03/11/31(b)	450	403,784
3.15%, 09/19/27(b)	240	236,615
3.61%, 09/12/34, (5-year CMT + 2.05%)(a)(b)	310	295,814
3.90%, 03/16/28(b)	225	222,901
4.15%, 10/01/30	250	244,694
4.61%, 03/14/30(b)	320	319,221
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	250	249,748
Series C, 4.36%, 03/27/29	275	273,378
Cooperatieve Rabobank UA
4.66%, 08/22/28, (1-year CMT + 1.75%)(a)(b)	470	470,315
4.99%, 05/27/31, (1-year CMT + 0.92%)(a)(b)	100	99,861
5.45%, 03/05/30, (1-year CMT + 1.12%)(a)(b)	245	248,142
5.56%, 02/28/29, (1-year CMT + 1.40%)(a)(b)	555	562,751
Cooperatieve Rabobank UA/New York
3.74%, 01/14/28	60	59,407
3.96%, 10/17/28	205	202,666
4.32%, 04/01/29	260	258,490
4.35%, 06/09/28	355	354,029
4.49%, 10/17/29	240	238,908
4.80%, 01/09/29	235	236,360
4.88%, 01/21/28	320	321,843
Credit Agricole SA
3.25%, 01/14/30(b)	300	281,338
4.00%, 01/10/33, (5-year USD Swap + 1.64%)(a)(b)	450	442,078
4.63%, 09/11/28, (1-day SOFR + 1.21%)(a)(b)	380	379,696
4.66%, 01/12/32, (1-day SOFR + 1.17%)(a)(b)	525	511,901
5.19%, 08/01/32, (1-day SOFR + 1.13%)(a)(b)	315	312,841
5.22%, 05/27/31, (1-day SOFR + 1.46%)(a)(b)	500	501,206
Security	Par (000)	Value
Banks (continued)
5.23%, 01/09/29, (1-day SOFR + 1.13%)(a)(b)	$340	$341,822
5.30%, 07/12/28(b)	385	390,255
5.34%, 01/10/30, (1-day SOFR + 1.69%)(a)(b)	250	252,270
6.32%, 10/03/29, (1-day SOFR + 1.86%)(a)(b)	520	535,419
Danske Bank A/S
4.38%, 06/12/28(b)	230	228,593
4.42%, 09/12/31, (1-year CMT + 0.85%)(a)(b)	240	233,251
4.61%, 10/02/30, (1-year CMT + 1.10%)(a)(b)	295	290,987
4.66%, 03/27/29, (1-year CMT + 0.75%)(a)(b)	295	294,638
5.00%, 03/27/32, (1-year CMT + 0.98%)(a)(b)	210	207,734
5.02%, 03/04/31, (1-year CMT + 0.93%)(a)(b)	250	249,114
5.71%, 03/01/30, (1-year CMT + 1.40%)(a)(b)	360	366,159
DBS Group Holdings Ltd., 4.40%, 03/21/28(b)	200	199,846
Depository Trust Co. (The), 4.30%, 03/27/29(b)	95	94,182
Deutsche Bank AG, 5.52%, 09/01/28	300	304,299
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(a)	295	265,856
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	540	505,062
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	305	281,882
4.47%, 12/10/31, (1-day SOFR + 1.10%)(a)	405	394,803
4.73%, 02/06/32, (1-day SOFR + 1.14%)(a)	370	360,652
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	305	302,813
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	655	646,562
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	400	398,704
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)	325	321,079
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	560	560,384
5.37%, 09/09/27	225	227,311
5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	505	508,548
5.41%, 05/10/29	250	254,220
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	470	482,464
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	550	572,314
DIB Sukuk Ltd.
4.57%, 11/19/30(c)	400	392,220
4.80%, 08/16/28(c)	400	398,830
5.24%, 03/04/29(c)	200	201,427
5.49%, 11/30/27(c)	200	201,513
DNB Bank ASA
4.38%, 11/04/31, (1-day SOFR + 1.05%)(a)(b)	305	296,676
4.83%, 03/30/32, (1-day SOFR + 1.13%)(a)(b)	210	207,208
4.85%, 11/05/30, (1-day SOFR + 1.05%)(a)(b)	275	274,582
Doha Finance Ltd.
4.50%, 03/16/31(c)	200	191,811
5.25%, 03/12/29(c)	200	199,908
5.25%, 03/05/30(c)	200	198,888
Ecobank Transnational, Inc., 10.13%, 10/15/29(c)	200	220,678
EI Sukuk Co. Ltd.
4.54%, 03/23/31(c)	200	195,776
5.06%, 03/25/30(c)	200	199,439
5.43%, 05/28/29(c)	200	201,048
Eldik Bank OAO, 8.50%, 04/23/31(c)	200	199,128
Emirates NBD Bank PJSC
4.53%, 01/13/31(c)	200	194,462
4.76%, 01/22/30, (1-day SOFR + 1.10%)(a)(c)	200	199,618
5.07%, 01/31/29, (1-day SOFR + 1.40%)(a)(c)	200	201,046
5.13%, 06/29/31(b)	400	395,175
5.14%, 11/26/29(c)	200	200,193
5.63%, 10/21/27(c)	200	201,560
5.88%, 10/11/28(c)	200	203,447
Fab Sukuk Co. Ltd.
4.58%, 01/17/28(c)	200	199,415

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.78%, 01/23/29(c)	$200	$199,140
4.86%, 05/13/31(c)	200	197,681
5.15%, 01/16/30(c)	400	400,465
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	210	210,302
4.57%, 08/26/30(b)	215	211,577
5.02%, 05/27/31(b)	330	328,708
5.25%, 04/26/29(b)	345	349,000
5.70%, 03/14/28(b)	610	620,181
Fifth Third Bancorp
3.95%, 03/14/28	245	242,336
4.00%, 02/01/29(b)	215	210,309
4.57%, 04/29/32, (1-day SOFR + 0.95%)(a)	380	369,154
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(a)	335	333,073
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	230	229,287
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	315	320,379
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	490	503,770
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	287	292,384
First Abu Dhabi Bank PJSC
4.30%, 01/13/31(c)	200	192,626
4.38%, 04/24/28(c)	200	197,864
4.38%, 09/10/30(c)	200	194,246
4.38%, 02/11/31, (1-day SOFR + 0.75%)(a)(c)	200	196,523
4.61%, 05/27/30, (1-day SOFR + 0.97%)(a)(c)	200	198,974
4.66%, 01/22/30, (1-day SOFR + 1.00%)(a)(c)	400	398,054
4.71%, 07/22/29, (1-day SOFR + 1.05%)(a)(c)	200	199,659
4.77%, 06/06/28(c)	200	199,155
4.87%, 01/29/29, (1-day SOFR + 1.20%)(a)(c)	200	200,776
5.00%, 02/28/29(c)	200	199,582
5.13%, 10/13/27(c)	200	200,572
5.80%, 01/16/35, (5-year CMT + 1.55%)(a)(c)	200	200,648
6.32%, 04/04/34, (5-year CMT + 1.70%)(a)(c)	400	405,623
First Citizens BancShares, Inc.
4.87%, 03/03/32, (1-day SOFR + 1.49%)(a)	125	120,549
5.23%, 03/12/31, (1-day SOFR + 1.41%)(a)	220	217,447
5.60%, 09/05/35, (5-year CMT + 1.85%)(a)	200	195,273
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(a)	140	140,488
First-Citizens Bank & Trust Co.
5.10%, 07/13/29, (1-day SOFR + 1.15%)(a)	250	249,347
6.13%, 03/09/28	45	45,773
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(a)	160	160,438
Freedom Mortgage Corp., 12.25%, 10/01/30(b)	160	171,414
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(c)	200	193,085
Goldman Sachs Bank USA/New York, 4.66%, 06/03/29, (1-day SOFR + 0.72%)(a)	830	827,839
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	850	740,913
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	20	17,476
2.60%, 02/07/30	680	628,045
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	560	498,217
3.80%, 03/15/30	955	917,299
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(a)	1,105	1,087,015
4.15%, 01/21/29, (1-day SOFR + 0.71%)(a)	1,975	1,956,420
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)	775	762,432
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(a)	1,530	1,514,376
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)	940	909,686
4.48%, 08/23/28, (1-day SOFR + 1.73%)(a)	950	947,591
Security	Par (000)	Value
Banks (continued)
4.52%, 01/21/32, (1-day SOFR + 0.96%)(a)	$1,855	$1,800,742
4.59%, 04/20/30, (1-day SOFR + 0.99%)(a)	940	930,030
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	795	786,018
4.97%, 06/03/32, (1-day SOFR + 1.03%)(a)	915	902,778
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	865	866,799
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	900	901,985
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)	1,185	1,187,009
5.24%, 07/21/32, (1-day SOFR + 1.17%)(a)	1,300	1,297,399
5.73%, 04/25/30, (1-day SOFR + 1.27%)(a)	805	819,495
6.48%, 10/24/29, (1-day SOFR + 1.77%)(a)	910	938,900
Golomt Bank, 7.95%, 05/14/29(c)	200	200,477
Grupo Aval Ltd., 4.38%, 02/04/30(c)	200	188,285
Gulf International Bank BSC, 5.75%, 06/05/29(c)	200	202,038
HDFC Bank Ltd., 5.18%, 02/15/29(c)	200	200,449
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(a)	620	601,519
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	640	607,014
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	575	516,392
2.80%, 05/24/32, (1-day SOFR + 1.19%)(a)	885	791,568
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	485	446,247
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	1,050	1,020,380
4.40%, 03/10/30, (1-day SOFR + 0.99%)(a)	440	433,518
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)	960	955,753
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	675	659,685
4.68%, 03/10/32, (1-day SOFR + 1.21%)(a)	610	595,528
4.71%, 05/12/30, (1-day SOFR + 0.94%)(a)	690	684,101
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	520	521,053
4.95%, 03/31/30	950	951,380
5.13%, 11/19/28, (1-day SOFR + 1.04%)(a)	525	527,309
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)	680	679,071
5.21%, 08/11/28, (1-day SOFR + 2.61%)(a)	780	783,654
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)	735	736,637
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	745	749,180
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)	445	451,003
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)	310	316,049
6.16%, 03/09/29, (1-day SOFR + 1.97%)(a)	680	694,009
7.39%, 11/03/28, (1-day SOFR + 3.35%)(a)	735	757,903
HSBC USA, Inc., 4.65%, 06/03/28	215	215,219
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	300	275,543
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	280	279,054
4.62%, 01/28/32, (1-day SOFR + 0.99%)(a)	320	311,378
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	455	457,105
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	455	466,830
Huntington National Bank (The), 5.65%, 01/10/30	250	255,199
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(c)	200	197,030
ICICI Bank Ltd./IFSC, 5.46%, 07/30/31(b)	200	200,904
Industrial & Commercial Bank of China Ltd./Hong Kong
4.03%, 03/16/29, (1-day SOFR Index + 0.38%)(a)(c)	400	400,145
4.15%, 05/21/28, (1-day SOFR Index + 0.52%)(a)(c)	400	401,015
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	246,867
Industrial Bank Co. Ltd./Hong Kong, 4.19%, 08/14/27, (1-day SOFR Index + 0.56%)(a)(c)	200	200,353
Industrial Bank Co. Ltd/Hong Kong, 4.06%, 03/12/29, (1-day SOFR Index + 0.41%)(a)(c)	200	200,112

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Industrial Subordinated Trust 2 0, 6.55%, 04/15/36, (5-year CMT + 2.86%)(a)(c)	$200	$201,110
ING Bank NV
4.56%, 07/07/29(b)	200	199,139
4.71%, 07/07/31(b)	200	197,630
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	200	180,163
4.05%, 04/09/29	445	436,517
4.55%, 10/02/28	385	383,803
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	375	375,670
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	410	410,619
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	385	389,308
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(a)	510	501,234
Intesa Sanpaolo SpA
3.88%, 01/12/28(b)	180	177,568
5.00%, 06/29/30, (1-year CMT + 0.80%)(a)(b)	450	447,869
5.20%, 06/29/32, (1-year CMT + 0.95%)(a)(b)	235	232,410
Series XR, 4.00%, 09/23/29(b)	215	209,071
Israel Discount Bank Ltd., 5.38%, 01/26/28(b)(c)	200	199,970
Itau Unibanco Holding SA/Cayman Island, 6.00%, 02/27/30(c)(g)	400	406,257
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	520	454,107
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)	1,025	896,030
2.07%, 06/01/29, (1-day SOFR + 1.02%)(a)	775	738,875
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	1,110	1,017,652
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	1,065	951,542
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	1,360	1,271,806
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(a)	930	861,793
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(a)	955	939,019
3.63%, 12/01/27	355	350,862
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	888	860,358
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(a)	870	859,734
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(a)	870	860,800
4.25%, 10/01/27	270	269,441
4.26%, 10/22/31, (1-day SOFR + 0.93%)(a)	705	682,800
4.35%, 01/22/32, (1-day SOFR + 0.84%)(a)	800	775,439
4.41%, 04/23/30, (1-day SOFR + 0.82%)(a)	990	976,795
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	860	853,257
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	1,085	1,067,155
4.51%, 10/22/28, (1-day SOFR + 0.86%)(a)	730	728,576
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)	730	722,705
4.60%, 10/22/30, (1-day SOFR + 1.04%)(a)	950	940,500
4.62%, 04/23/32, (1-day SOFR + 0.99%)(a)	1,020	998,008
4.86%, 07/23/30, (1-day SOFR + 0.85%)(a)	1,015	1,012,775
4.92%, 01/24/29, (1-day SOFR + 0.80%)(a)	735	737,607
5.00%, 07/22/30, (1-day SOFR + 1.13%)(a)	980	981,719
5.01%, 01/23/30, (1-day SOFR + 1.31%)(a)	875	877,319
5.04%, 07/23/32, (1-day SOFR + 1.02%)(a)	995	990,716
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)	805	807,116
Security	Par (000)	Value
Banks (continued)
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)	$985	$988,728
5.30%, 07/24/29, (1-day SOFR + 1.45%)(a)	950	959,768
5.58%, 04/22/30, (1-day SOFR + 1.16%)(a)	1,050	1,067,324
6.09%, 10/23/29, (1-day SOFR + 1.57%)(a)	780	800,989
8.75%, 09/01/30	105	119,231
Kasikornbank PCL, 5.46%, 03/07/28(c)	200	201,739
KBC Group NV
4.45%, 09/23/31, (1-year CMT + 0.85%)(a)(b)	245	238,362
4.93%, 10/16/30, (1-year CMT + 1.07%)(a)(b)	295	294,527
5.80%, 01/19/29, (1-year CMT + 2.10%)(a)(b)	325	329,992
KEB Hana Bank
4.00%, 10/21/30(c)	200	194,462
5.75%, 10/24/28(c)	200	204,681
Keybank National Association
4.39%, 12/14/27	230	229,331
5.85%, 11/15/27	435	441,006
KeyCorp
2.55%, 10/01/29	240	223,544
4.10%, 04/30/28	265	262,363
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)	250	249,937
KFH Sukuk Co.
4.56%, 01/13/31(c)	400	390,311
5.01%, 01/17/29(c)	200	198,757
5.38%, 01/14/30(c)	400	401,874
Kookmin Bank
2.50%, 11/04/30(c)	200	179,650
4.38%, 05/08/28(c)	200	199,214
4.50%, 02/01/29(c)	200	197,576
4.63%, 04/21/28(c)	200	200,061
5.25%, 05/08/29(c)	200	203,001
Kreditanstalt fuer Wiederaufbau
1.75%, 09/14/29	150	138,755
2.88%, 04/03/28	550	537,683
3.50%, 08/27/27	1,170	1,161,116
3.50%, 08/09/28	30	29,550
3.50%, 05/15/29	655	640,543
3.75%, 02/15/28	2,110	2,093,638
3.75%, 07/15/30	1,500	1,465,552
3.75%, 03/14/31	90	87,471
3.88%, 06/15/28	3,211	3,187,512
4.00%, 03/15/29	2,612	2,590,449
4.13%, 01/31/28	240	239,295
4.25%, 07/30/29	120	119,665
4.63%, 03/18/30	3,100	3,125,508
Series GLOB, 3.88%, 05/15/28	110	109,243
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(c)	510	478,369
4.38%, 02/15/28(c)	70	69,958
4.63%, 02/13/30(c)	170	170,703
Landwirtschaftliche Rentenbank
1.00%, 02/25/28(c)	230	218,608
3.00%, 05/21/29(c)	480	462,640
3.63%, 10/08/30	85	82,564
3.88%, 09/28/27	192	191,101
3.88%, 06/14/28	1,325	1,314,475
4.13%, 05/28/30	1,100	1,089,345
4.13%, 02/06/31(c)	20	19,707
4.13%, 06/03/31	40	39,440
4.63%, 04/17/29	221	222,548
Series 37, 2.50%, 11/15/27	382	373,445

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	$490	$483,272
4.24%, 02/10/30, (1-year CMT + 0.60%)(a)	535	526,082
4.38%, 03/22/28	575	572,463
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	445	433,057
4.55%, 08/16/28	425	424,096
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	525	525,288
5.09%, 11/26/28, (1-year CMT + 0.85%)(a)	440	442,114
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	450	459,040
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	410	416,950
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(a)	135	134,760
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	135	135,079
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	360	360,372
5.30%, 04/18/36, (5-year CMT + 1.38%)(a)	175	171,711
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	180	178,334
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)	220	227,224
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)	310	326,456
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(a)(b)	300	269,021
3.62%, 06/03/30(b)	200	188,697
3.92%, 02/03/28(b)	220	218,047
4.33%, 06/12/28(b)	305	303,419
4.53%, 03/29/29(b)	280	278,602
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(a)(b)	215	191,457
3.76%, 11/28/28, (3-mo. CME Term SOFR + 1.63%)(a)(b)(g)	395	389,412
4.65%, 03/27/29, (3-mo. CME Term SOFR + 1.99%)(a)(b)	160	159,257
5.03%, 01/15/30, (3-mo. CME Term SOFR + 2.01%)(a)(b)	270	270,370
Malayan Banking Bhd
4.23%, 11/19/28, (1-day SOFR + 0.60%)(a)(c)	200	200,294
4.23%, 04/23/29, (1-day SOFR + 0.57%)(a)(c)	200	200,069
Manufacturers & Traders Trust Co.
4.55%, 04/18/30, (1-day SOFR + 0.94%)(a)	400	395,650
4.70%, 01/27/28	465	465,346
MAR Finance LLC, 4.88%, 05/29/30(c)	200	199,884
Mashreq AL Islami Sukuk Co. Ltd., 5.03%, 04/22/30(c)	200	200,506
Mashreqbank PSC, 7.88%, 02/24/33, (5-year CMT + 4.00%)(a)(c)	200	204,779
Mauritius Commercial Bank Ltd. (The), 6.15%, 04/16/31(c)	200	199,187
Metropolitan Bank & Trust Co., 5.38%, 03/06/29(c)	200	202,111
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	410	366,813
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)	550	480,333
2.56%, 02/25/30	415	382,070
3.20%, 07/18/29	525	501,043
3.74%, 03/07/29	495	483,509
3.96%, 03/02/28	470	465,481
4.05%, 09/11/28	320	316,055
4.51%, 01/14/32, (1-year CMT + 0.80%)(a)	235	228,849
4.53%, 09/12/31, (1-year CMT + 0.80%)(a)	560	547,530
4.59%, 04/18/30, (1-year CMT + 0.78%)(a)	305	302,376
4.85%, 04/21/32, (1-year CMT + 0.92%)(a)	410	403,955
4.98%, 07/24/30, (1-year CMT + 0.67%)(a)	200	200,106
5.16%, 04/24/31, (1-year CMT + 1.17%)(a)	310	310,514
5.19%, 07/23/32, (1-year CMT + 0.82%)(a)	200	199,712
Security	Par (000)	Value
Banks (continued)
5.20%, 01/16/31, (1-year CMT + 0.78%)(a)	$330	$331,544
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	245	246,851
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)	275	277,204
5.35%, 09/13/28, (1-year CMT + 1.90%)(a)	390	392,856
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	345	348,264
Mizrahi Tefahot Bank Ltd., 5.05%, 01/28/31(b)(c)	200	196,581
Mizuho Bank Ltd.
4.40%, 04/16/29(b)	600	595,819
4.70%, 04/16/31(b)	540	536,303
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	340	300,550
2.17%, 05/22/32, (1-year CMT + 0.87%)(a)	10	8,718
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	325	291,219
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)	200	174,376
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(a)	235	214,655
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(a)	250	234,778
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	265	251,991
3.17%, 09/11/27	300	295,723
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	190	181,868
4.02%, 03/05/28	455	450,926
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(a)	320	316,595
4.44%, 05/12/32, (1-year CMT + 0.70%)(a)	270	261,297
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	400	394,245
4.78%, 07/13/30, (1-year CMT + 0.68%)(a)	200	198,813
4.97%, 07/13/32, (1-year CMT + 0.83%)(a)	200	197,623
5.10%, 05/13/31, (1-year CMT + 0.82%)(a)	265	264,909
5.38%, 05/26/30, (1-year CMT + 1.12%)(a)	225	227,486
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	460	465,222
5.41%, 09/13/28, (1-year CMT + 2.05%)(a)	300	302,600
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	205	208,255
5.74%, 05/27/31, (1-year CMT + 1.65%)(a)	250	255,382
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	430	438,015
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	860	741,712
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	815	702,474
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	1,060	920,988
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	1,335	1,233,314
3.59%, 07/22/28(a)	1,025	1,014,024
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	1,120	1,065,827
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(a)	1,045	1,030,565
4.24%, 01/09/30, (1-day SOFR + 0.80%)(a)	760	747,307
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	1,050	1,038,476
4.49%, 01/16/32, (1-day SOFR + 0.95%)(a)	905	878,523
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(a)	795	786,614
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	1,050	1,038,489
4.71%, 03/12/32, (1-day SOFR + 1.20%)(a)	1,100	1,075,367
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(a)	1,140	1,118,433
4.87%, 07/12/29, (1-day SOFR Index + 0.85%)(a)	480	479,983
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	765	767,520
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	865	866,954
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	1,002	1,006,484
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)	1,015	1,020,352
5.17%, 01/16/30, (1-day SOFR + 1.45%)(a)	800	803,979

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.17%, 07/14/32, (1-day SOFR Index + 1.16%)(a)	$675	$672,496
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)	1,000	1,002,938
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	945	949,607
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	845	854,194
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	780	793,226
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	611	622,265
6.41%, 11/01/29, (1-day SOFR + 1.83%)(a)	750	774,051
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(a)	540	531,479
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	945	915,601
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(a)	545	542,851
5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	810	813,886
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(a)	720	715,656
4.21%, 02/08/30, (1-day SOFR + 0.76%)(a)	815	801,484
4.47%, 11/19/31, (1-day SOFR + 1.02%)(a)	1,020	992,871
4.73%, 07/18/31, (1-day SOFR + 1.08%)(a)	955	942,805
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.10%)(a)(c)	250	254,548
National Australia Bank Ltd.
2.33%, 08/21/30(b)	520	464,929
2.99%, 05/21/31(b)	400	360,342
3.93%, 08/02/34, (5-year CMT + 1.88%)(a)(b)	415	399,652
National Australia Bank Ltd./New York
3.85%, 12/13/28	250	246,065
4.15%, 01/13/31	250	244,490
4.31%, 06/13/28	250	249,128
4.43%, 06/04/29	260	258,749
4.50%, 10/26/27	315	315,268
4.53%, 06/13/30	565	561,525
4.79%, 01/10/29	475	477,902
4.90%, 06/13/28	340	342,490
4.90%, 01/14/30	240	241,805
4.94%, 01/12/28	310	312,167
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(a)	250	248,085
4.50%, 10/10/29	325	321,629
4.93%, 06/04/32, (1-day SOFR + 1.01%)(a)	285	281,059
5.60%, 12/18/28	280	285,733
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(c)	200	199,171
National Securities Clearing Corp.
4.70%, 05/20/30(b)	215	213,885
4.90%, 06/26/29(b)	250	251,090
5.00%, 05/30/28(b)	280	282,088
5.10%, 11/21/27(b)	300	302,306
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)	200	182,062
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	515	507,905
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	570	571,313
4.96%, 08/15/30, (1-year CMT + 1.22%)(a)	460	459,754
4.98%, 06/18/32, (1-year CMT + 0.80%)(a)	225	222,549
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	545	546,651
5.12%, 05/23/31, (1-year CMT + 1.05%)(a)	350	349,734
5.52%, 09/30/28, (1-year CMT + 2.27%)(a)	335	338,350
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	390	397,510
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	315	324,231
NatWest Markets PLC
4.17%, 11/06/28(b)	220	217,216
Security	Par (000)	Value
Banks (continued)
4.41%, 11/06/30(b)	$225	$219,404
4.65%, 03/27/29(b)	380	377,777
4.79%, 03/21/28(b)	235	235,472
4.89%, 03/27/31(b)	335	332,052
5.02%, 03/21/30(b)	565	564,297
5.41%, 05/17/29(b)	285	288,616
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(c)	200	200,922
NongHyup Bank, 4.88%, 07/03/28(c)	400	401,799
Nordea Bank Abp
4.25%, 08/28/30(b)	200	195,412
4.38%, 03/17/28(b)	75	74,883
4.38%, 09/10/29(b)	235	232,597
4.40%, 05/21/29(b)	270	268,139
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(a)(b)	75	74,211
5.38%, 09/22/27(b)	395	398,801
Norinchukin Bank (The)
4.67%, 09/09/30(b)	25	24,486
4.68%, 03/10/31(b)	200	195,258
4.87%, 09/14/27(b)	215	215,030
5.09%, 10/16/29(b)	250	250,269
5.43%, 03/09/28(b)	200	201,805
Northern Trust Corp.
1.95%, 05/01/30	350	316,324
3.15%, 05/03/29	185	178,066
3.65%, 08/03/28	50	49,268
4.15%, 11/19/30	175	170,710
NRW Bank
4.00%, 04/08/30(c)	500	491,892
4.50%, 01/24/28(c)	204	204,289
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	265	263,015
3.75%, 09/05/29	306	300,447
3.75%, 01/15/31	450	437,353
4.00%, 05/28/28	20	19,884
4.13%, 01/18/29	625	621,532
4.13%, 05/29/29	120	119,235
4.25%, 03/01/28	670	669,116
4.50%, 01/24/30	385	386,225
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(c)	200	208,794
8.75%, 05/15/33, (5-year CMT + 5.06%)(a)(c)	200	208,786
Oversea-Chinese Banking Corp. Ltd.
4.52%, 03/04/36, (5-year CMT + 0.90%)(a)(c)	200	194,615
4.55%, 09/08/35, (5-year CMT + 0.80%)(a)(b)	200	195,420
5.52%, 05/21/34, (5-year CMT + 1.03%)(a)(c)	200	202,882
Pinnacle Bank/Nashville, 5.63%, 02/15/28	240	241,607
Pinnacle Bank/Nashville TN, 5.96%, 01/15/36, (5-year CMT + 2.30%)(a)	250	246,088
Pinnacle Financial Partners, Inc.
5.60%, 05/19/32, (1-day SOFR + 1.70%)(a)	190	188,264
6.17%, 11/01/30, (1-day SOFR + 2.35%)(a)	160	162,674
PNC Bank N.A.
2.70%, 10/22/29	250	233,257
3.10%, 10/25/27	25	24,606
3.25%, 01/22/28	330	324,338
4.05%, 07/26/28	370	365,262
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	220	194,291
2.55%, 01/22/30	695	642,890

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.45%, 04/23/29	$625	$605,293
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)	400	396,308
4.62%, 10/26/29, (1-day SOFR + 0.68%)(a)	475	473,358
4.83%, 07/19/30, (1-day SOFR + 0.80%)(a)	315	314,385
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	450	448,390
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	375	377,825
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	466	470,099
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	585	593,983
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	812	823,962
QIB Sukuk Ltd.
4.40%, 03/05/31(c)	200	194,186
4.49%, 09/17/29(c)	200	196,662
4.80%, 06/12/30(c)	400	396,110
5.58%, 11/22/28(c)	400	404,966
QIIB Senior Oryx Ltd.
4.50%, 11/13/30(c)	200	196,007
5.25%, 01/24/29(c)	200	201,314
QNB Bank A/S
5.88%, 02/11/31(c)	200	192,566
7.25%, 05/21/29(c)	200	203,566
QNB Finance Ltd.
4.47%, 01/29/31, (1-day SOFR + 0.80%)(a)(c)	200	196,296
4.50%, 07/24/30(c)	400	391,870
4.70%, 03/04/30, (1-day SOFR + 1.05%)(a)(c)	200	198,923
4.85%, 04/02/29, (1-day SOFR + 1.20%)(a)	400	400,637
4.88%, 01/30/29(c)	600	596,827
Regions Bank/Birmingham AL, 4.76%, 07/27/29, (1-day SOFR + 0.81%)(a)	500	498,948
Regions Financial Corp.
1.80%, 08/12/28	130	122,734
5.72%, 06/06/30, (1-day SOFR + 1.49%)(a)	230	234,569
Riyad Bank, 5.81%, 01/14/36, (5-year CMT + 2.10%)(a)(c)	400	390,545
Riyad Sukuk Ltd., 6.21%, 07/14/35, (5-year CMT + 2.25%)(a)(c)	400	400,140
Rizal Commercial Banking Corp., 5.50%, 01/18/29(c)	200	202,266
Royal Bank of Canada
4.00%, 11/03/28, (1-day SOFR + 0.70%)(a)	335	332,349
4.24%, 08/03/27	445	444,692
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)	325	316,000
4.40%, 04/17/30, (1-day SOFR + 0.84%)(a)	810	799,595
4.50%, 08/06/29, (1-day SOFR + 0.89%)(a)	465	462,773
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(a)	285	284,602
4.61%, 05/03/32, (1-day SOFR + 1.01%)(a)	400	391,575
4.65%, 07/10/29, (1-day SOFR + 0.61%)(a)(g)	395	394,995
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(a)	715	708,967
4.70%, 08/06/31, (1-day SOFR + 1.06%)(a)	340	335,557
4.90%, 01/12/28	384	386,332
4.95%, 02/01/29	340	342,634
4.95%, 08/05/32, (1-day SOFR Index + 0.95%)(a)	355	352,144
4.97%, 01/24/29, (1-day SOFR + 0.83%)(a)	585	587,738
4.97%, 08/02/30, (1-day SOFR + 1.10%)(a)	460	461,111
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)	335	334,641
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	625	627,598
5.20%, 08/01/28	370	374,485
6.00%, 11/01/27	483	492,049
Santander Holdings USA, Inc.
5.04%, 06/05/30, (1-day SOFR + 1.10%)(a)	215	213,970
5.22%, 06/05/32, (1-day SOFR + 1.28%)(a)	170	167,819
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)	375	376,961
Security	Par (000)	Value
Banks (continued)
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	$280	$282,237
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	305	309,180
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	395	404,136
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	385	393,867
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)	190	195,253
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)	35	37,963
Santander U.K. Group Holdings PLC
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	280	276,615
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(a)	410	404,878
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	350	347,546
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	300	304,371
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	460	470,419
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(a)(c)	400	394,316
Scotiabank Peru SAA, 6.10%, 10/01/35, (1-year CMT + 2.31%)(a)(c)	200	202,307
Security Bank Corp., 5.50%, 05/14/29(c)	200	203,275
Shanghai Commercial Bank Ltd., 6.38%, 02/28/33, (5-year CMT + 2.40%)(a)(c)	250	253,598
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(c)	200	197,406
4.00%, 04/23/29(c)	200	194,875
4.50%, 03/26/28(c)	400	397,009
Shinhan Financial Group Co. Ltd.
4.50%, 07/30/30(c)	200	196,661
5.00%, 07/24/28(c)	200	200,689
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(c)	200	197,474
SIB Sukuk Co. III Ltd.
4.60%, 11/12/30(c)	200	195,762
5.20%, 02/26/30(c)	200	199,239
Skandinaviska Enskilda Banken AB
4.00%, 03/12/29(b)	255	250,653
4.38%, 03/12/31(b)	245	239,340
4.50%, 09/03/30(b)	265	259,977
5.38%, 03/05/29(b)	235	237,982
SNB Funding Ltd.
4.85%, 03/17/30, (1-day SOFR + 1.20%)(a)(c)	200	199,201
4.86%, 07/11/29, (1-day SOFR + 1.20%)(a)(c)	200	200,055
6.00%, 06/24/35, (5-year CMT + 2.00%)(a)(c)	400	398,317
SNB Sukuk Ltd.
5.13%, 02/27/29(c)	200	200,175
5.94%, 07/18/36, (5-year CMT + 1.85%)(a)(c)	200	198,971
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.30%)(a)(b)	400	356,235
3.00%, 01/22/30(b)	400	372,102
4.45%, 04/12/30, (1-day SOFR + 1.10%)(a)(b)	300	294,816
4.75%, 09/14/28(b)	500	497,711
4.86%, 07/07/29, (1-day SOFR + 0.86%)(a)(b)	200	199,247
5.25%, 05/22/29, (1-day SOFR + 1.42%)(a)(b)	360	361,483
5.37%, 05/27/32, (1-day SOFR + 1.28%)(a)(b)	400	397,986
5.50%, 04/13/29, (1-year CMT + 1.20%)(a)(b)	300	302,361
5.51%, 05/22/31, (1-day SOFR + 1.65%)(a)(b)	465	467,767
5.63%, 01/19/30, (1-year CMT + 1.75%)(a)(b)	210	212,472
6.45%, 01/10/29, (1-year CMT + 2.55%)(a)(b)	435	443,841
Standard Chartered Bank/New York, 4.85%, 12/03/27	250	251,240
Standard Chartered PLC
2.68%, 06/29/32, (1-year CMT + 1.20%)(a)(b)	400	354,999
3.27%, 02/18/36, (5-year CMT + 2.30%)(a)(b)	400	364,228
4.30%, 01/13/30, (1-year CMT + 0.77%)(a)(b)	210	206,467

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.31%, 05/21/30(a)(b)	$245	$240,244
4.53%, 06/05/32, (1-year CMT + 0.95%)(a)(b)	400	387,557
4.64%, 04/01/31, (1-year CMT + 3.85%)(a)(b)	615	604,795
4.87%, 03/15/33, (5-year USD ICE Swap + 1.97%)(a)(b)	100	99,433
5.01%, 10/15/30, (1-year CMT + 1.15%)(a)(b)	525	523,938
5.24%, 05/13/31, (1-year CMT + 1.35%)(a)(b)	330	331,079
5.55%, 01/21/29, (1-year CMT + 1.05%)(a)(b)	230	232,208
6.30%, 01/09/29, (1-year CMT + 2.45%)(a)(b)	585	596,376
7.02%, 02/08/30, (1-year CMT + 2.20%)(a)(b)	235	245,764
7.77%, 11/16/28, (1-year CMT + 3.45%)(a)(b)	250	259,088
State Bank of India/London
4.50%, 09/09/30(c)	200	194,796
5.00%, 01/17/29(c)	400	399,752
5.13%, 11/25/29(c)	200	200,515
State Street Bank & Trust Co.
4.70%, 07/23/29	250	250,874
4.78%, 11/23/29	255	255,886
State Street Corp.
2.20%, 03/03/31	300	265,239
2.40%, 01/24/30	415	385,440
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	215	200,851
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	205	193,274
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)	195	192,625
4.33%, 10/22/27	385	384,691
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)	410	409,655
4.54%, 02/28/28	550	551,063
4.56%, 04/23/32, (1-day SOFR + 0.91%)(a)	175	171,464
4.73%, 02/28/30	320	319,785
4.83%, 04/24/30	375	375,602
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	355	362,641
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)	195	197,961
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	300	260,057
1.90%, 09/17/28	620	585,095
2.13%, 07/08/30	615	551,397
2.47%, 01/14/29	220	208,418
2.72%, 09/27/29	205	191,915
2.75%, 01/15/30	510	473,431
3.04%, 07/16/29	870	826,599
3.35%, 10/18/27	312	307,575
3.54%, 01/17/28	240	236,462
3.94%, 07/19/28	250	246,797
4.11%, 01/15/29	225	221,403
4.31%, 10/16/28	245	242,936
4.49%, 01/15/32, (1-day SOFR + 1.02%)(a)	200	194,527
4.52%, 02/12/32, (1-day SOFR + 0.91%)(a)(c)	200	194,178
4.66%, 07/08/31, (1-day SOFR + 1.19%)(a)	250	245,838
4.93%, 07/07/32, (1-day SOFR + 1.05%)(a)	200	197,719
5.24%, 04/15/30	260	261,908
5.32%, 07/09/29	200	202,356
5.42%, 07/09/31	200	202,308
5.52%, 01/13/28	880	891,270
5.71%, 01/13/30	440	449,576
5.72%, 09/14/28	365	371,976
5.80%, 07/13/28	200	204,163
5.85%, 07/13/30	300	308,540
Sumitomo Mitsui Trust Bank Ltd.
3.95%, 03/05/29(b)	380	372,577
4.20%, 03/05/31(b)	380	369,822
Security	Par (000)	Value
Banks (continued)
4.35%, 09/11/30(b)	$50	$49,018
4.45%, 09/10/27(b)	205	204,769
4.50%, 03/13/28(b)	375	374,155
4.50%, 09/10/29(b)	215	213,264
4.70%, 03/13/30(b)(g)	525	522,531
4.95%, 09/15/27(b)	210	210,816
5.20%, 03/07/29(b)	200	201,985
5.50%, 03/09/28(b)	165	167,095
5.55%, 09/14/28(b)	185	188,029
Svenska Handelsbanken AB
4.38%, 05/23/28(b)	250	249,493
4.38%, 06/11/29(b)	310	307,430
4.63%, 06/11/31(b)	270	266,586
5.50%, 06/15/28(b)	320	324,751
Swedbank AB
4.90%, 03/30/31(b)	200	198,610
5.00%, 11/20/29(b)	280	282,587
5.08%, 05/21/30(b)	235	235,883
5.34%, 09/20/27(b)	320	322,846
5.41%, 03/14/29(b)	270	274,045
Synchrony Bank, 5.63%, 08/23/27	280	282,646
TC Ziraat Bankasi A/S
7.25%, 02/04/30(c)	200	200,784
8.00%, 01/16/29(c)	200	205,812
8.99%, 08/02/34, (5-year CMT + 4.33%)(a)(c)	200	205,231
Texas Capital Bancshares, Inc., 5.30%, 02/27/32, (1-day SOFR + 1.94%)(a)	5	4,897
Toronto-Dominion Bank (The)
3.91%, 01/13/28	260	257,437
4.11%, 10/13/28	485	479,147
4.36%, 04/23/29	445	440,278
4.41%, 01/13/31	120	117,574
4.57%, 06/02/28	300	299,583
4.69%, 09/15/27	535	535,897
4.78%, 12/17/29	330	330,340
4.81%, 06/03/30	465	463,875
4.86%, 01/31/28	435	436,612
4.99%, 04/05/29	475	477,996
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	300	299,559
5.16%, 01/10/28	565	569,221
5.52%, 07/17/28	365	370,858
Series F, 4.85%, 07/27/29	240	240,173
Truist Bank
2.25%, 03/11/30	355	321,670
4.14%, 10/23/29, (1-day SOFR + 0.91%)(a)	260	256,097
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(a)	285	282,487
Truist Financial Corp.
1.13%, 08/03/27	250	242,260
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	425	403,163
1.95%, 06/05/30	290	260,019
3.88%, 03/19/29	180	175,710
4.60%, 01/27/32, (1-day SOFR + 0.97%)(a)	485	473,369
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	590	591,007
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	435	434,936
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	600	606,871
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	515	539,406
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(a)	315	307,681
Series I, 4.96%, 07/23/30, (1-day SOFR + 0.88%)(a)	195	194,658

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Turkiye Garanti Bankasi A/S
7.63%, 04/15/36, (5-year CMT + 3.87%)(a)(c)	$200	$196,949
8.13%, 01/03/35, (5-year CMT + 3.84%)(a)(c)	400	401,854
8.38%, 02/28/34, (5-year CMT + 4.09%)(a)(c)	200	203,012
Turkiye Is Bankasi A/S, 7.75%, 06/12/29(c)	200	206,287
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(c)	200	198,489
7.25%, 07/31/30(c)	200	199,405
8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(c)	200	205,130
9.00%, 10/12/28(c)	400	421,798
U.S. Bancorp
1.38%, 07/22/30	485	424,148
3.00%, 07/30/29	315	299,477
3.90%, 04/26/28	185	183,151
4.48%, 01/26/32, (1-day SOFR + 0.87%)(a)	405	394,623
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	670	669,620
4.86%, 07/27/30, (1-day SOFR + 0.78%)(a)	340	339,303
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	480	480,215
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	410	410,646
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	565	569,005
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)	485	491,065
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	720	733,226
U.S. Bank N.A./Cincinnati OH, 4.54%, 05/20/29, (1-day SOFR + 0.67%)(a)	315	313,861
UBS AG/London, 5.65%, 09/11/28	330	337,044
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(a)	420	417,620
4.63%, 02/16/32, (1-day SOFR + 1.11%)(a)	385	378,367
4.68%, 11/29/30, (1-day SOFR + 0.74%)(a)	555	550,987
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.00%)(a)(b)	600	524,458
3.09%, 05/14/32, (1-day SOFR + 1.73%)(a)(b)	760	690,118
3.13%, 08/13/30(a)(b)	565	534,367
3.87%, 01/12/29(a)(b)	730	721,942
4.15%, 12/23/29, (1-day SOFR + 0.84%)(a)(b)	235	231,272
4.19%, 04/01/31, (1-day SOFR + 3.73%)(a)(b)	1,190	1,153,683
4.21%, 04/10/30, (1-day SOFR + 0.84%)(a)(b)	620	608,026
4.25%, 03/23/28(b)	615	610,920
4.28%, 01/09/28(b)	760	755,631
4.40%, 09/23/31, (1-day SOFR + 1.06%)(a)(b)	420	407,233
5.43%, 02/08/30, (1-year CMT + 1.52%)(a)(b)	850	858,606
5.62%, 09/13/30, (1-year USD ICE Swap + 1.34%)(a)(b)	520	528,536
6.25%, 09/22/29, (1-year CMT + 1.80%)(a)(b)	490	503,854
6.44%, 08/11/28, (1-day SOFR + 3.70%)(a)(b)	490	498,739
UniCredit SpA
3.13%, 06/03/32, (1-year CMT + 1.55%)(a)(b)	215	196,336
5.46%, 06/30/35, (5-year CMT + 4.75%)(a)(b)	520	518,234
5.86%, 06/19/32, (5-year USD ICE Swap + 3.70%)(a)(b)	330	331,230
7.30%, 04/02/34, (5-year USD ICE Swap + 4.91%)(a)(b)	350	365,692
United Overseas Bank Ltd.
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)	205	202,719
4.40%, 04/02/28(b)	200	199,593
Valley National Bancorp, 6.22%, 06/01/36, (3-mo. CME Term SOFR + 2.43%)(a)	150	148,360
Warba Sukuk Ltd., 5.35%, 07/10/29(c)	200	200,823
Webster Financial Corp., 4.10%, 03/25/29	100	97,442
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(a)	$1,140	$1,049,942
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(a)	1,200	1,126,174
4.08%, 09/15/29, (1-day SOFR + 0.88%)(a)	665	655,033
4.15%, 01/24/29	1,050	1,036,691
4.18%, 01/23/30, (1-day SOFR + 0.74%)(a)	705	693,593
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(a)	830	815,564
4.58%, 05/20/29, (1-day SOFR + 0.72%)(a)	965	961,522
4.84%, 05/20/32, (1-day SOFR + 0.97%)(a)	935	922,490
4.97%, 04/23/29, (1-day SOFR + 1.37%)(a)	865	868,282
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)	1,325	1,330,721
5.20%, 01/23/30, (1-day SOFR + 1.50%)(a)	1,110	1,118,720
5.24%, 01/24/31, (1-day SOFR + 1.11%)(a)	985	991,828
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)	1,445	1,466,813
6.30%, 10/23/29, (1-day SOFR + 1.79%)(a)	1,005	1,035,842
Series B, 7.95%, 11/15/29	135	146,724
Western Alliance Bank, 6.54%, 11/15/35, (5-year CMT + 2.85%)(a)	150	148,103
Westpac Banking Corp.
1.95%, 11/20/28	475	448,834
2.15%, 06/03/31	260	230,718
2.65%, 01/16/30	350	327,683
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	355	317,557
3.40%, 01/25/28	400	394,334
4.04%, 08/26/27	375	373,664
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	350	339,986
4.35%, 07/01/30(g)	285	281,659
5.05%, 04/16/29	260	263,063
5.46%, 11/18/27	392	397,248
5.54%, 11/17/28	335	342,477
Westpac Banking Corp./New York
4.15%, 05/11/28	825	820,997
4.45%, 06/12/31	265	260,690
Westpac New Zealand Ltd.
4.13%, 01/29/29(b)	40	39,395
4.22%, 09/16/30(b)	585	569,644
4.90%, 02/15/28(b)	275	276,204
4.94%, 02/27/30(b)	245	245,165
5.20%, 02/28/29(b)	260	262,556
Wintrust Financial Corp., 4.85%, 06/06/29	55	54,641
Woori Bank
4.75%, 01/24/29(c)	200	200,302
4.88%, 01/26/28(c)	200	200,629
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(c)	200	201,261
7.55%, 06/11/36, (5-year CMT + 3.83%)(a)(c)	200	195,117
9.25%, 10/16/28(c)	200	211,772
9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(c)	400	412,323
Zions Bancorp N.A.
3.25%, 10/29/29	5	4,695
5.24%, 10/01/29, (1-day SOFR + 1.08%)(a)	250	250,100
		440,608,253
Beverages — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(c)	200	186,291
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	575	550,186
4.75%, 01/23/29	1,027	1,029,457

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.90%, 01/23/31	$255	$255,946
Bacardi Ltd., 4.70%, 05/15/28(c)	205	204,062
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	150	150,592
Bacardi-Martini BV, 5.55%, 02/01/30(b)	205	207,409
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(c)	300	293,632
Coca-Cola Co.(The)
1.00%, 03/15/28	369	349,910
1.38%, 03/15/31	290	251,241
1.50%, 03/05/28	105	100,481
1.65%, 06/01/30	465	417,140
2.00%, 03/05/31	250	222,760
2.13%, 09/06/29	440	410,397
3.45%, 03/25/30	425	409,515
Coca-Cola Consolidated, Inc., 5.25%, 06/01/29	190	192,532
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	250	232,347
Coca-Cola Icecek A/S, 4.50%, 01/20/29(c)	200	193,509
Constellation Brands, Inc.
2.88%, 05/01/30	195	180,850
3.15%, 08/01/29	330	314,264
3.60%, 02/15/28	235	231,324
4.65%, 11/15/28	105	104,777
4.80%, 01/15/29	175	175,027
4.80%, 05/01/30	130	129,156
4.85%, 05/06/31	75	74,239
Diageo Capital PLC
2.00%, 04/29/30	300	270,886
2.38%, 10/24/29	330	306,668
3.88%, 05/18/28	210	207,629
5.30%, 10/24/27	305	308,016
Diageo Investment Corp., 5.13%, 08/15/30	240	241,724
Heineken NV, 3.50%, 01/29/28(b)	420	413,366
Keurig Dr. Pepper, Inc.
2.25%, 03/15/31	200	176,475
3.20%, 05/01/30	245	229,234
3.95%, 04/15/29	380	371,022
4.35%, 05/15/28	250	248,213
4.60%, 05/25/28	480	479,159
4.60%, 05/15/30	180	176,930
5.05%, 03/15/29	275	275,925
Series 10, 5.20%, 03/15/31	65	65,097
Maple Parent Holdings Corp.
4.75%, 03/26/29(b)	100	99,580
5.05%, 03/26/31(b)	170	168,565
Molson Coors Beverage Co., 4.90%, 07/08/31	95	93,919
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 02/16/29	205	204,982
PepsiCo, Inc.
1.40%, 02/25/31	230	199,037
1.63%, 05/01/30	400	358,314
2.63%, 07/29/29	325	307,963
2.75%, 03/19/30	615	575,494
3.00%, 10/15/27	430	423,479
3.60%, 02/18/28	355	350,954
4.10%, 01/15/29	215	213,076
4.30%, 07/23/30	245	242,918
4.45%, 02/07/28	285	285,262
4.45%, 05/15/28	270	270,210
4.50%, 07/17/29	355	354,837
4.60%, 02/07/30	325	325,145
7.00%, 03/01/29	240	254,662
Security	Par (000)	Value
Beverages (continued)
Pernod Ricard International Finance LLC
1.25%, 04/01/28(b)	$210	$198,444
1.63%, 04/01/31(b)	315	269,490
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(b)	235	228,138
6.25%, 04/01/29(b)	235	236,020
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	205	206,051
		16,503,928
Biotechnology — 0.2%
Amgen, Inc.
1.65%, 08/15/28	570	537,309
2.30%, 02/25/31	400	357,586
2.45%, 02/21/30	440	405,599
3.00%, 02/22/29	390	374,183
3.20%, 11/02/27	200	196,799
4.05%, 08/18/29	455	446,260
4.20%, 02/19/31	230	223,338
5.15%, 03/02/28	1,325	1,335,302
5.25%, 03/02/30	875	885,560
Biocon Biologics Global PLC, 6.67%, 10/09/29(c)	200	200,040
Biogen, Inc.
2.25%, 05/01/30	535	485,359
5.05%, 01/15/31	15	15,079
CSL Finance PLC, 4.05%, 04/27/29(b)	85	83,249
Emergent BioSolutions, Inc., 3.88%, 08/15/28(b)	135	124,710
Gilead Sciences, Inc.
1.20%, 10/01/27	255	245,784
1.65%, 10/01/30	395	348,205
4.25%, 05/20/28	315	313,613
4.40%, 05/20/29	380	377,353
4.60%, 05/20/31	220	217,232
4.80%, 11/15/29	195	195,684
Illumina, Inc.
2.55%, 03/23/31	240	214,817
4.75%, 12/12/30	140	137,874
5.75%, 12/13/27	140	141,903
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	370	325,354
Royalty Pharma PLC
1.75%, 09/02/27	262	254,164
2.20%, 09/02/30	445	399,126
4.45%, 03/25/31	30	29,254
5.15%, 09/02/29	265	267,341
		9,138,077
Building Materials — 0.3%
Amrize Finance U.S. LLC
4.70%, 04/07/28	75	74,969
4.95%, 04/07/30	330	329,546
Boise Cascade Co., 4.88%, 07/01/30(b)(g)	125	122,454
Builders FirstSource, Inc., 5.00%, 03/01/30(b)	175	169,757
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)	215	110,707
Carlisle Companies, Inc.
2.75%, 03/01/30	260	241,501
3.75%, 12/01/27	270	266,857
Carrier Global Corp.
2.70%, 02/15/31	200	181,934
2.72%, 02/15/30	620	575,857
Cemex SAB de CV
3.88%, 07/11/31(c)	200	186,461

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
5.20%, 09/17/30(c)	$200	$199,144
5.45%, 11/19/29(c)	200	200,600
7.20%, (5-year CMT + 3.52%)(a)(c)(i)	400	413,422
Cornerstone Building Brands, Inc.
6.13%, 01/15/29(b)	120	15,309
9.50%, 08/15/29(b)	205	105,747
CP Atlas Buyer, Inc.
9.75%, 07/15/30(b)(g)	170	152,980
12.75%, 01/15/31, (12.75 % PIK)(b)(h)	150	103,008
CRH America Finance, Inc.
3.95%, 04/04/28(b)	250	246,789
4.40%, 02/09/31	205	200,125
CRH SMW Finance DAC
5.13%, 01/09/30	365	367,308
5.20%, 05/21/29	230	232,027
Eagle Materials, Inc., 2.50%, 07/01/31	300	265,561
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(b)	855	869,617
6.75%, 07/15/31(b)	175	179,673
Fortune Brands Innovations, Inc., 3.25%, 09/15/29	190	180,858
Griffon Corp., 5.75%, 03/01/28	310	309,963
Jeld-Wen, Inc., 4.88%, 12/15/27(b)	125	101,108
JH North America Holdings, Inc., 5.88%, 01/31/31(b)	220	219,730
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	25	22,062
5.50%, 04/19/29	255	259,437
Knife River Corp., 7.75%, 05/01/31(b)	175	180,589
Knowledge City Guangzhou Investment Group Co. Ltd., 5.40%, 03/11/28(c)	200	201,211
Lennox International, Inc.
1.70%, 08/01/27	140	136,135
5.50%, 09/15/28	240	243,385
Limak Cimento Sanayi ve Ticaret A/S, 9.75%, 07/25/29(c)	200	200,511
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	135	129,400
Martin Marietta Materials, Inc.
2.40%, 07/15/31	315	277,231
3.50%, 12/15/27	365	359,363
Series CB, 2.50%, 03/15/30	170	156,087
Masco Corp.
1.50%, 02/15/28	295	281,302
2.00%, 10/01/30	10	8,863
2.00%, 02/15/31	205	179,667
3.50%, 11/15/27	75	73,957
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(b)(g)	160	148,085
Mohawk Industries, Inc.
3.63%, 05/15/30	155	147,696
5.85%, 09/18/28	235	239,778
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28(b)	210	208,754
9.75%, 07/15/28(b)	80	80,470
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/30(b)	180	92,669
Owens Corning
3.50%, 02/15/30	175	166,701
3.88%, 06/01/30	175	167,993
3.95%, 08/15/29	145	141,369
Sisecam U.K. PLC, 8.25%, 05/02/29(c)	200	203,186
Security	Par (000)	Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	$330	$329,711
Standard Industries, Inc./New York
3.38%, 01/15/31(b)	350	314,568
4.38%, 07/15/30(b)	530	500,837
4.75%, 01/15/28(b)	315	313,055
Trane Technologies Financing Ltd., 3.80%, 03/21/29	200	195,561
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	245	241,406
Vulcan Materials Co.
3.50%, 06/01/30	245	232,463
4.95%, 12/01/29	180	180,769
		13,237,283
Chemicals — 0.5%
Advancion Sciences, Inc., 9.25%, 11/01/26, (9.25% Cash or 10.00% PIK)(b)(h)	26	20,786
Air Liquide Finance SA, 2.25%, 09/10/29(b)	265	247,498
Air Products and Chemicals, Inc.
2.05%, 05/15/30	310	280,881
4.30%, 06/11/28	115	114,583
4.60%, 02/08/29	467	466,699
4.75%, 02/08/31	200	199,877
Alpek SAB de CV
3.25%, 02/25/31(c)	200	173,506
4.25%, 09/18/29(c)	200	187,873
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	245	233,130
Braskem Netherlands Finance BV
4.50%, 01/10/28(c)	400	224,391
4.50%, 01/31/30(c)	400	217,835
Cabot Corp., 4.00%, 07/01/29	70	68,259
Celanese U.S. Holdings LLC
6.50%, 04/15/30	225	228,041
7.00%, 02/15/31	185	189,928
7.33%, 07/15/29	235	244,310
7.35%, 11/15/28	234	242,937
7.55%, 11/15/30	305	321,880
Chemours Co.(The)
4.63%, 11/15/29(b)	200	188,918
5.75%, 11/15/28(b)	205	204,009
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.70%, 06/01/28(b)	125	122,789
4.75%, 05/15/30(b)	135	133,824
CNAC HK Finbridge Co. Ltd.
3.88%, 06/19/29(c)	600	585,790
5.13%, 03/14/28(c)	600	603,890
Consolidated Energy Finance SA
5.63%, 10/15/28(b)	210	202,796
12.00%, 02/15/31(b)	175	182,586
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)	194	193,663
Dow Chemical Co.(The)
2.10%, 11/15/30	250	219,884
4.80%, 11/30/28	235	234,869
4.80%, 01/15/31	270	265,211
7.38%, 11/01/29	261	280,523
DuPont de Nemours, Inc.
4.73%, 11/15/28(g)	60	59,943
4.73%, 11/15/28(b)	246	245,393
Eastman Chemical Co.
4.50%, 12/01/28	215	213,392

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.50%, 02/20/31	$140	$136,034
5.00%, 08/01/29	275	275,424
Ecolab, Inc.
1.30%, 01/30/31	105	89,969
3.25%, 12/01/27	80	78,817
4.30%, 06/15/28	85	84,687
4.60%, 06/15/29	455	453,735
4.80%, 03/24/30	275	274,799
4.80%, 06/15/31	280	278,666
5.25%, 01/15/28	370	373,656
EIDP, Inc., 2.30%, 07/15/30	75	68,647
Element Solutions, Inc., 3.88%, 09/01/28(b)	285	280,793
FMC Corp.
3.45%, 10/01/29(g)	190	175,041
8.00%, 06/01/31(b)	25	25,826
8.45%, 11/01/55, (5-year CMT + 4.37%)(a)	115	86,367
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(c)	200	178,975
6.50%, (5-year CMT + 2.82%)(a)(c)(i)	200	196,650
HB Fuller Co., 4.25%, 10/15/28	90	87,995
Herens Holdco SARL, 4.75%, 05/15/28(b)	140	125,145
Huntsman International LLC
2.95%, 06/15/31	125	111,313
4.50%, 05/01/29	230	221,994
INEOS Finance PLC
6.75%, 05/15/28(b)	155	154,690
7.50%, 04/15/29(b)	260	255,857
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(b)	155	137,591
Ingevity Corp., 3.88%, 11/01/28(b)	180	173,608
Innophos Holdings, Inc., 11.50%, 06/15/29(b)	166	156,213
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(b)	300	290,298
2.30%, 11/01/30(b)	400	357,645
4.45%, 09/26/28	105	104,414
LG Chem Ltd., 3.63%, 04/15/29(c)	200	192,100
Linde, Inc./CT, 1.10%, 08/10/30	187	162,730
LYB International Finance III LLC
2.25%, 10/01/30	120	106,884
5.13%, 01/15/31	190	188,551
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(c)	200	199,060
Mativ Holdings, Inc., 8.00%, 10/01/29(b)	115	113,848
MEGlobal BV, 2.63%, 04/28/28(c)	200	189,071
MEGlobal Canada ULC, 5.88%, 05/18/30(c)	200	201,314
Methanex Corp.
5.13%, 10/15/27	225	225,209
5.25%, 12/15/29	230	228,011
Minerals Technologies, Inc., 5.00%, 07/01/28(b)	135	133,174
Momentive Performance Materials, Inc., 4.13%, 10/22/28(c)	200	197,321
Mosaic Co.(The)
4.05%, 11/15/27	235	233,125
4.35%, 01/15/29	55	54,360
4.60%, 11/15/30	60	58,879
5.38%, 11/15/28	207	209,099
NewMarket Corp., 2.70%, 03/18/31	105	94,380
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(b)	115	109,356
Nutrien Ltd.
2.95%, 05/13/30	170	158,395
4.20%, 04/01/29	250	246,350
4.85%, 05/29/31	195	193,328
Security	Par (000)	Value
Chemicals (continued)
4.90%, 03/27/28	$240	$240,776
OCP SA
3.75%, 06/23/31(c)	400	364,391
6.10%, 04/30/30(c)	200	201,965
6.74%, (5-year CMT + 2.75%)(a)(c)(i)	400	391,826
Olin Corp.
5.00%, 02/01/30	160	154,200
5.63%, 08/01/29	230	227,641
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(b)	255	246,295
6.25%, 10/01/29(b)	120	118,400
7.25%, 06/15/31(b)	250	252,961
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(c)	200	200,505
PPG Industries, Inc.
2.55%, 06/15/30	100	91,879
2.80%, 08/15/29	75	70,788
3.75%, 03/15/28	150	148,014
4.38%, 03/15/31	200	194,837
Rain Carbon, Inc., 12.25%, 09/01/29(b)	145	154,325
RPM International, Inc., 4.55%, 03/01/29	125	124,077
SABIC Capital I BV, 2.15%, 09/14/30(c)	200	177,851
SABIC Capital II BV, 4.50%, 10/10/28(c)	400	394,421
Sasol Financing USA LLC
5.50%, 03/18/31	200	187,073
8.75%, 05/03/29(c)	400	418,813
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(b)	370	369,927
6.63%, 05/01/29(b)	200	199,977
6.75%, 08/15/31(b)	270	269,783
Sherwin-Williams Co.(The)
2.30%, 05/15/30	165	150,053
2.95%, 08/15/29	275	260,709
4.30%, 08/15/28	270	268,005
4.50%, 08/15/30	130	127,952
4.55%, 03/01/28	115	114,840
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	230	224,619
SNF Group SACA
3.38%, 03/15/30(b)	110	101,830
5.63%, 03/31/31(b)	200	200,352
Sociedad Quimica y Minera de Chile SA
4.25%, 05/07/29(c)	200	197,174
5.63%, 04/22/56, (5-year CMT + 1.92%)(a)(c)	200	194,007
Syensqo Finance America LLC, 5.65%, 06/04/29(b)	225	228,957
Tronox, Inc.
4.63%, 03/15/29(b)	360	222,323
9.13%, 09/30/30(b)(g)	120	119,860
UPL Corp. Ltd., 4.63%, 06/16/30(c)	200	184,710
Westlake Corp., 3.38%, 06/15/30	115	108,460
WR Grace Holdings LLC
5.63%, 08/15/29(b)	380	348,951
7.38%, 03/01/31(b)	100	99,297
Xianjin Industry Investment Co. Ltd., 4.75%, 04/16/28(c)	200	200,128
Yara International ASA
3.15%, 06/04/30(b)	200	186,059
4.75%, 06/01/28(b)	350	349,448
YPF SA, 9.00%, 06/30/29(c)(j)	171	177,906
		25,595,653

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	$120	$125,095
Coronado Finance Pty Ltd., 9.25%, 10/01/29(b)	135	113,403
Indika Energy Tbk PT, 8.75%, 05/07/29(c)	250	254,120
SunCoke Energy, Inc., 4.88%, 06/30/29(b)	170	162,283
Warrior Met Coal, Inc., 7.88%, 12/01/28(b)(g)	45	45,442
		700,343
Commercial Services — 0.7%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31(c)	200	176,874
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(c)	200	179,251
4.20%, 08/04/27(c)	200	197,993
4.38%, 07/03/29(c)	200	193,352
ADT Security Corp. (The), 4.13%, 08/01/29(b)	325	311,617
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)	415	422,899
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	745	774,145
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(b)	285	282,740
6.88%, 06/15/30(b)	365	372,860
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)	640	630,885
Alta Equipment Group, Inc., 9.00%, 06/01/29(b)(g)	155	148,384
AMN Healthcare, Inc.
4.00%, 04/15/29(b)	105	100,910
6.50%, 01/15/31(b)(g)	125	125,055
API Group DE, Inc.
4.13%, 07/15/29(b)(g)	115	110,473
4.75%, 10/15/29(b)	85	83,042
Ashtead Capital, Inc.
4.00%, 05/01/28(b)	255	250,592
4.25%, 11/01/29(b)	165	160,528
4.38%, 08/15/27(b)	385	384,439
Automatic Data Processing, Inc.
1.25%, 09/01/30	310	271,028
1.70%, 05/15/28	320	305,545
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(b)	175	172,274
5.38%, 03/01/29(b)	230	224,015
8.00%, 02/15/31(b)	195	194,675
8.25%, 01/15/30(b)	205	209,402
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	335	334,938
Block Financial LLC
2.50%, 07/15/28	250	238,443
3.88%, 08/15/30	235	222,166
Block, Inc.
3.50%, 06/01/31	400	365,001
5.63%, 08/15/30(b)	370	368,218
Brink's Co.(The)
4.63%, 10/15/27(b)	230	228,541
6.50%, 06/15/29(b)	90	91,671
Carriage Services, Inc., 4.25%, 05/15/29(b)	135	127,950
Cintas Corp. No. 2, 4.20%, 05/01/28	125	124,222
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(b)	455	455,898
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	277	268,247
4.88%, 07/01/29(b)	285	262,717
Security	Par (000)	Value
Commercial Services (continued)
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28(c)	$200	$200,774
CoreCivic, Inc.
4.75%, 10/15/27	95	95,121
8.25%, 04/15/29	170	176,492
Cornell University, Series 2025, 4.17%, 06/15/30	120	117,802
CPI CG, Inc., 10.00%, 07/15/29(b)	84	88,146
Dcli Bidco LLC, 7.75%, 11/15/29(b)	165	169,596
Deluxe Corp.
8.00%, 06/01/29(b)	165	166,384
8.13%, 09/15/29(b)	135	139,848
DP World Crescent Ltd.
3.75%, 01/30/30(c)	200	187,140
3.88%, 07/18/29(c)	200	190,061
4.85%, 09/26/28(c)	400	394,366
Element Fleet Management Corp.
4.64%, 11/24/30(b)	160	156,523
4.80%, 05/29/29(b)	270	268,257
5.04%, 03/25/30(b)	215	214,275
6.32%, 12/04/28(b)	305	314,400
Emory University, Series 2020, 2.14%, 09/01/30	10	9,046
Equifax, Inc.
3.10%, 05/15/30	170	158,378
4.80%, 09/15/29	185	184,287
5.00%, 08/15/29	130	130,174
5.10%, 12/15/27	280	281,632
5.10%, 06/01/28	270	271,441
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)	390	396,588
ERAC USA Finance LLC
4.50%, 10/30/29(b)	240	237,226
4.60%, 05/01/28(b)	410	409,766
4.70%, 04/30/31(b)	250	246,785
5.00%, 02/15/29(b)	280	281,581
Experian Finance PLC
2.75%, 03/08/30(b)	275	254,398
4.25%, 02/01/29(b)	205	202,475
Garda World Security Corp.
6.00%, 06/01/29(b)	155	152,596
6.50%, 01/15/31(b)	200	202,333
7.75%, 02/15/28(b)	135	136,916
GEO Group, Inc.(The)
8.63%, 04/15/29	195	203,369
10.25%, 04/15/31	180	194,188
Global Payments, Inc.
2.90%, 05/15/30	355	324,211
3.20%, 08/15/29	560	528,344
4.45%, 06/01/28	170	168,351
4.50%, 11/15/28	395	389,806
4.55%, 03/15/28	130	129,135
4.88%, 11/15/30	570	555,159
4.95%, 08/15/27	274	274,801
5.30%, 08/15/29	220	220,274
Grand Canyon University, 5.13%, 10/01/28	125	123,669
Herc Holdings, Inc.
5.75%, 03/15/31(b)	200	198,095
6.63%, 06/15/29(b)	230	234,132
7.00%, 06/15/30(b)	540	556,787
Hertz Corp.(The)
4.63%, 12/01/26(b)(g)	4	3,503
5.00%, 12/01/29(b)	315	85,374
12.63%, 07/15/29(b)	385	251,318
HPHT Finance 25 Ltd., 5.00%, 02/21/30(c)	200	199,187

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Hutama Karya Persero PT, 3.75%, 05/11/30(c)	$200	$188,622
Kaspi.KZ JSC
5.90%, 04/28/31(c)	200	198,197
6.25%, 03/26/30(c)	200	201,496
Korn Ferry, 4.63%, 12/15/27(b)	130	129,266
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30	130	127,935
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)	240	236,476
Mersin Uluslararasi Liman Isletmeciligi A/S, 8.25%, 11/15/28(c)	200	204,643
Mobility Global, Inc.
5.05%, 06/15/29(b)	260	258,832
5.45%, 06/15/31(b)	200	200,068
Mobius Merger Sub, Inc., 9.00%, 06/01/30(b)	150	102,839
Moody's Corp.
3.25%, 01/15/28	215	211,532
4.25%, 02/01/29	120	118,785
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)	285	283,249
PayPal Holdings, Inc.
2.30%, 06/01/30	480	438,486
2.85%, 10/01/29	505	475,875
4.45%, 03/06/28	200	199,281
4.55%, 06/01/28	245	244,482
4.95%, 06/01/31	165	163,344
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(b)(g)	120	104,440
President and Fellows of Harvard College, 4.89%, 03/15/30	5	5,045
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)	335	328,924
PROG Holdings, Inc., 6.00%, 11/15/29(b)	180	175,968
PSA Treasury Pte. Ltd., 2.25%, 04/30/30(c)	200	183,514
Quanta Services, Inc.
2.90%, 10/01/30	235	216,555
4.30%, 08/09/28	225	223,294
4.50%, 01/15/31	400	390,958
4.75%, 08/09/27	115	115,215
RELX Capital, Inc.
3.00%, 05/22/30	255	237,909
4.00%, 03/18/29	335	328,668
4.75%, 03/27/30	300	298,179
Rentokil Terminix Funding LLC, 5.00%, 04/28/30(b)	200	199,099
Rentokil Terminix Funding PLC, 4.63%, 04/23/31(b)	220	213,694
RR Donnelley & Sons Co.
9.50%, 08/01/29(b)	330	342,223
10.88%, 08/01/29(b)	145	147,902
11.00%, 06/01/31, (5.50 % Cash and 5.50 % PIK)(b)(h)	380	362,485
S&P Global, Inc.
1.25%, 08/15/30(g)	255	221,328
2.50%, 12/01/29	200	186,039
2.95%, 03/01/29	455	435,691
4.25%, 05/01/29	445	439,400
4.25%, 01/15/31(b)	140	135,881
4.75%, 08/01/28	55	55,176
Service Corp. International/U.S.
3.38%, 08/15/30	270	249,768
4.00%, 05/15/31	255	238,352
4.63%, 12/15/27	185	183,858
5.13%, 06/01/29	225	223,206
Security	Par (000)	Value
Commercial Services (continued)
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30(c)	$200	$183,775
Shanghai Port Group BVI Development Co. Ltd., 2.85%, 09/11/29(c)	200	189,768
Signal Parent, Inc., 6.13%, 04/01/29(b)	90	17,904
Sotheby's, 8.25%, 04/15/31(b)	400	398,986
Sotheby's/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)	90	86,899
StoneMor, Inc., 8.50%, 05/15/29(b)	125	124,358
Sunbelt Rentals Holdings, Inc., 4.95%, 08/12/30(b)	65	64,484
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(b)	175	182,983
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	300	268,102
TriNet Group, Inc., 3.50%, 03/01/29(b)	170	160,550
Trustees of Dartmouth College, 4.27%, 06/01/30	75	74,159
Trustees of Princeton University (The), 4.65%, 07/01/30	10	10,018
UL Solutions, Inc., 6.50%, 10/20/28	135	139,818
United Rentals North America, Inc.
3.88%, 11/15/27	225	222,497
3.88%, 02/15/31	340	318,126
4.00%, 07/15/30	240	227,841
4.88%, 01/15/28	600	597,640
5.25%, 01/15/30	250	248,869
6.00%, 12/15/29(b)	405	409,997
Upbound Group, Inc., 6.38%, 02/15/29(b)	145	144,102
Valvoline, Inc., 3.63%, 06/15/31(b)	265	241,673
Verisk Analytics, Inc.
4.13%, 03/15/29	110	108,222
4.45%, 03/15/31	200	194,224
VM Consolidated, Inc., 5.50%, 04/15/29(b)	105	98,185
VT Topco, Inc., 8.50%, 08/15/30(b)(g)	145	148,140
Williams Scotsman, Inc.
4.63%, 08/15/28(b)	175	172,994
6.63%, 06/15/29(b)	155	157,683
6.63%, 04/15/30(b)	155	158,500
Wuhan Financial Holdings Group Co. Ltd., 5.40%, 11/05/27(c)	200	201,322
Yale University, Series 2020, 1.48%, 04/15/30	10	8,965
		36,232,463
Computers — 0.5%
Accenture Capital, Inc.
3.90%, 10/04/27	320	318,173
4.05%, 10/04/29	435	426,223
4.75%, 07/10/29	330	329,862
5.00%, 07/10/31	300	298,680
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)	97	96,821
Amdocs Ltd., 2.54%, 06/15/30	205	184,526
Apple, Inc.
1.20%, 02/08/28	1,145	1,093,026
1.25%, 08/20/30	730	640,568
1.40%, 08/05/28	860	812,380
1.65%, 05/11/30	565	507,600
1.65%, 02/08/31	810	713,647
2.20%, 09/11/29	620	580,221
2.90%, 09/12/27	380	374,363
3.00%, 11/13/27	415	408,730
3.25%, 08/08/29	440	424,908
4.00%, 05/10/28	570	566,857
4.00%, 05/12/28	415	412,548
4.15%, 05/10/30	280	277,125

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.20%, 05/12/30	$430	$426,077
Booz Allen Hamilton, Inc.
3.88%, 09/01/28(b)	298	290,548
4.00%, 07/01/29(b)	250	241,139
5.38%, 01/30/30	120	119,987
CGI, Inc., 4.95%, 03/14/30	275	271,799
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(b)(g)	205	175,798
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	250	237,465
Dell International LLC/EMC Corp.
4.15%, 02/15/29	305	300,448
4.35%, 02/01/30	230	225,261
4.50%, 02/15/31	285	277,945
4.75%, 04/01/28	265	265,320
4.75%, 07/15/31	205	201,572
5.00%, 04/01/30	385	385,061
5.25%, 02/01/28	427	430,581
5.30%, 10/01/29	550	556,079
6.20%, 07/15/30	420	436,263
Dell, Inc., 7.10%, 04/15/28	120	124,845
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)	310	322,513
DXC Technology Co., 2.38%, 09/15/28	205	193,694
Everforth, Inc., 4.63%, 05/15/28(b)	185	177,154
Fortinet, Inc., 2.20%, 03/15/31	100	88,356
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)	237	240,911
Gartner, Inc.
3.63%, 06/15/29(b)	230	216,659
3.75%, 10/01/30(b)(g)	350	319,463
4.50%, 07/01/28(b)	340	334,542
4.95%, 03/20/31	25	24,193
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	135	137,578
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	75	73,471
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	235	233,511
4.15%, 09/15/28	225	222,262
4.40%, 09/25/27	355	354,019
4.40%, 10/15/30	225	219,424
4.50%, 03/23/28	160	159,488
4.55%, 10/15/29	675	667,820
4.60%, 03/23/29	105	104,373
5.25%, 07/01/28	270	272,630
HP, Inc.
2.65%, 06/17/31	220	195,180
3.40%, 06/17/30	250	235,753
4.00%, 04/15/29	410	400,893
4.75%, 01/15/28	355	355,157
5.40%, 04/25/30	155	156,465
IBM International Capital Pte. Ltd., 4.60%, 02/05/29	215	213,828
International Business Machines Corp.
1.95%, 05/15/30	480	430,045
3.50%, 05/15/29	980	947,219
4.00%, 02/03/29	230	226,058
4.30%, 02/03/31	305	295,866
4.50%, 02/06/28	520	519,070
4.65%, 02/10/28	405	405,523
4.80%, 02/10/30	335	333,568
6.22%, 08/01/27	65	66,132
6.50%, 01/15/28	55	56,515
KBR, Inc., 4.75%, 09/30/28(b)	85	83,724
Security	Par (000)	Value
Computers (continued)
Kyndryl Holdings, Inc., 2.70%, 10/15/28	$140	$132,208
Leidos, Inc.
2.30%, 02/15/31	355	313,399
4.10%, 03/15/29	155	151,928
4.38%, 05/15/30	205	199,795
Lenovo Group Ltd.
3.42%, 11/02/30(c)	200	187,683
5.83%, 01/27/28(c)	200	202,991
McAfee Corp., 7.38%, 02/15/30(b)	535	453,442
NCR Atleos Corp., 9.50%, 04/01/29(b)	400	424,662
NCR Voyix Corp.
5.00%, 10/01/28(b)	235	227,566
5.13%, 04/15/29(b)	119	115,592
NetApp, Inc., 2.70%, 06/22/30	215	196,630
Pitney Bowes, Inc., 7.25%, 03/15/29(b)	160	161,366
Science Applications International Corp., 4.88%, 04/01/28(b)	120	118,379
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29	149	144,582
4.13%, 01/15/31	90	85,365
5.88%, 07/15/30	115	116,784
Teledyne FLIR LLC, 2.50%, 08/01/30	25	22,703
Unisys Corp., 10.63%, 01/15/31(b)(g)	215	202,209
Virtusa Corp., 7.13%, 12/15/28(b)	120	98,128
		26,270,915
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	280	276,647
4.20%, 05/01/30	155	153,594
4.60%, 03/01/28	200	200,979
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	210	206,221
5.60%, 01/15/31(b)	310	304,360
6.63%, 07/15/30(b)	270	271,530
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	170	163,673
5.50%, 06/01/28(b)	230	229,475
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31	145	127,098
2.38%, 12/01/29	235	217,071
2.60%, 04/15/30	200	184,876
4.38%, 05/15/28	290	288,879
Haleon U.S. Capital LLC, 3.38%, 03/24/29	275	265,968
Kenvue, Inc.
5.00%, 03/22/30	395	396,917
5.05%, 03/22/28	520	523,717
Perrigo Finance Unlimited Co., 5.15%, 06/15/30	240	227,039
Prestige Brands, Inc., 3.75%, 04/01/31(b)	180	165,156
Procter & Gamble Co.(The)
1.20%, 10/29/30	285	247,881
1.95%, 04/23/31	120	106,429
2.85%, 08/11/27	280	276,059
3.00%, 03/25/30	665	629,427
3.95%, 01/26/28	270	268,724
4.05%, 05/01/30	260	255,753
4.15%, 10/24/29	205	204,050
4.35%, 01/29/29	265	264,916
Unilever Capital Corp.
1.38%, 09/14/30	110	96,589
2.13%, 09/06/29	250	232,578

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
3.50%, 03/22/28	$440	$433,596
4.25%, 08/12/27	170	169,921
4.88%, 09/08/28	235	236,916
		7,626,039
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(b)	210	199,255
4.00%, 01/15/28(b)	135	132,951
Ferguson Finance PLC
3.25%, 06/02/30(b)	205	191,862
4.50%, 10/24/28(b)	210	208,575
Gates Corp./DE, 6.88%, 07/01/29(b)	170	173,554
LKQ Corp., 5.75%, 06/15/28	200	202,411
Mitsubishi Corp.
4.13%, 09/09/30(b)	5	4,871
4.63%, 06/23/31(b)	210	207,375
5.00%, 07/05/28(b)	380	382,138
5.00%, 07/02/29(b)	280	281,642
Mitsui & Co. Ltd., 4.40%, 09/12/29(c)	200	197,485
RB Global Holdings, Inc.
6.75%, 03/15/28(b)	190	192,069
7.75%, 03/15/31(b)	265	273,860
Resideo Funding II LLC, 4.00%, 09/01/29(b)	108	102,668
Shaoxing Shangyu State-Owned Capital Investment Operation Co. Ltd., 4.38%, 09/11/28(c)	200	198,776
Sumitomo Corp., 5.05%, 07/03/29(c)	200	200,772
Velocity Vehicle Group LLC, 8.00%, 06/01/29(b)	165	163,598
Veritiv Operating Co., 10.50%, 11/30/30(b)	335	343,736
Windsor Holdings III LLC, 8.50%, 06/15/30(b)	240	249,952
		3,907,550
Diversified Financial Services — 1.9%
Aberdeen Group PLC, 4.25%, 06/30/28(c)	200	196,051
Aercap Funding DAC, 4.88%, 07/07/31	235	231,082
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	1,250	1,201,194
3.88%, 01/23/28	305	301,174
4.13%, 02/28/29	300	294,525
4.38%, 11/15/30	170	165,281
4.63%, 10/15/27	150	149,908
4.63%, 09/10/29	430	425,969
4.88%, 04/01/28	215	215,296
5.10%, 01/19/29	210	210,842
5.75%, 06/06/28	330	335,450
6.15%, 09/30/30	260	269,099
6.50%, 01/31/56, (5-year CMT + 2.44%)(a)	200	200,889
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	225	230,360
Affiliated Managers Group, Inc., 3.30%, 06/15/30	115	108,122
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	250	251,288
Aircastle Ltd.
2.85%, 01/26/28(b)	465	451,238
5.95%, 02/15/29(b)	240	244,796
6.50%, 07/18/28(b)	245	251,505
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/30(b)	270	266,609
5.00%, 05/15/31(b)	175	172,033
5.25%, 03/15/30(b)	185	184,665
Ally Financial, Inc.
2.20%, 11/02/28	305	287,656
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	175	175,139
Security	Par (000)	Value
Diversified Financial Services (continued)
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	$235	$237,642
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)	190	196,693
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)	375	387,515
7.10%, 11/15/27	305	313,100
American Express Co.
4.01%, 02/09/29, (1-day SOFR + 0.58%)(a)	425	420,946
4.05%, 05/03/29	445	439,232
4.35%, 07/20/29, (1-day SOFR + 0.81%)(a)	495	492,145
4.44%, 05/03/30, (1-day SOFR + 0.81%)(a)	615	608,798
4.46%, 02/10/32, (1-day SOFR + 0.87%)(a)	445	434,947
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	595	595,525
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	505	506,599
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)	510	512,472
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	555	560,929
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)	425	432,373
5.85%, 11/05/27	569	578,005
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	145	153,259
Ameriprise Financial, Inc.
4.80%, 06/15/31	130	128,966
5.70%, 12/15/28	220	225,122
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	55	53,145
Apollo Global Management, Inc., 4.60%, 01/15/31	130	127,120
Arabian Centres Sukuk IV Ltd., 8.88%, 12/04/30(c)	200	198,566
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	155	144,135
Ares Management Corp., 6.38%, 11/10/28	195	200,902
Aretec Group, Inc.
7.50%, 04/01/29(b)	125	124,801
10.00%, 08/15/30(b)	180	190,015
Atlanticus Holdings Corp., 9.75%, 09/01/30(b)	120	121,244
Atlas Warehouse Lending Co. LP
4.95%, 11/15/30(b)	400	390,646
6.25%, 01/15/30(b)	250	255,836
Aviation Capital Group LLC
3.50%, 11/01/27(b)	295	290,001
4.25%, 04/30/29(b)	130	127,387
4.80%, 10/24/30(b)	260	255,284
5.13%, 04/10/30(b)	165	164,067
5.38%, 07/15/29(b)	200	201,447
6.25%, 04/15/28(b)	300	305,948
6.38%, 07/15/30(b)	150	155,765
6.75%, 10/25/28(b)	210	217,504
Avilease Capital Ltd., 4.75%, 11/12/30(c)	600	579,839
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	315	305,931
2.75%, 02/21/28(b)	180	174,278
4.20%, 04/15/29(b)	80	78,188
4.70%, 01/30/31(b)	185	180,039
4.95%, 01/15/28(b)	210	210,312
5.15%, 01/15/30(b)	230	229,131
5.38%, 05/30/30(b)	330	330,740
5.75%, 03/01/29(b)	405	411,270
5.75%, 11/15/29(b)	325	330,188
6.38%, 05/04/28(b)	395	404,149
Azorra Finance Ltd.
7.25%, 01/15/31(b)	175	180,184
7.75%, 04/15/30(b)	170	175,948
Banco BTG Pactual SA
5.75%, 01/22/30(c)	200	199,030
6.25%, 04/08/29(c)	200	202,787

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/27/31(c)	$200	$195,748
BGC Group, Inc.
6.15%, 04/02/30	240	243,418
6.60%, 06/10/29	195	200,270
8.00%, 05/25/28	140	145,911
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(b)(g)	10	8,622
1.63%, 08/05/28(b)(g)	215	202,793
2.50%, 01/10/30(b)	250	230,980
3.15%, 10/02/27(b)(g)	222	218,169
5.90%, 11/03/27(b)	200	202,914
Blue Owl Finance LLC, 3.13%, 06/10/31	100	87,345
BOC Aviation Ltd.
2.63%, 09/17/30(b)	200	184,162
3.00%, 09/11/29(b)	200	190,580
3.50%, 09/18/27(c)	400	395,296
4.25%, 03/04/31(c)	200	195,554
BOC Aviation USA Corp.
4.75%, 01/14/28(c)	200	200,292
5.00%, 01/17/29(c)	200	201,533
5.25%, 01/14/30(c)	200	203,189
5.75%, 11/09/28(c)	200	204,782
Bocom Leasing Management Hong Kong Co. Ltd.
4.13%, 06/02/29, (1-day SOFR Index + 0.48%)(a)(c)	200	199,507
4.32%, 03/07/28, (1-day SOFR Index + 0.67%)(a)(c)	200	200,358
4.42%, 03/07/30, (1-day SOFR Index + 0.77%)(a)(c)	200	200,977
Bread Financial Holdings, Inc.
6.75%, 05/15/31(b)	150	152,960
8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)	100	103,355
Brookfield Asset Management Ltd.
4.65%, 11/15/30	145	141,802
4.83%, 04/15/31	175	171,655
Brookfield Finance, Inc.
2.72%, 04/15/31	30	27,032
3.90%, 01/25/28	485	479,458
4.35%, 04/15/30	270	263,670
4.85%, 03/29/29	450	449,415
Burford Capital Global Finance LLC
6.25%, 04/15/28(b)	150	147,885
6.88%, 04/15/30(b)	150	142,521
9.25%, 07/01/31(b)	210	205,371
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(c)	200	206,563
Cantor Fitzgerald LP, 7.20%, 12/12/28(b)	285	294,770
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	460	441,100
3.80%, 01/31/28	525	518,119
4.49%, 09/11/31, (1-day SOFR + 1.25%)(a)	500	487,373
4.72%, 01/30/32, (1-day SOFR + 1.15%)(a)	425	415,710
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)	295	296,865
5.46%, 07/26/30, (1-day SOFR + 1.56%)(a)	315	318,875
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	375	378,465
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	370	375,787
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	620	635,513
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	630	684,983
Cboe Global Markets, Inc., 1.63%, 12/15/30	140	121,086
Security	Par (000)	Value
Diversified Financial Services (continued)
CCB Shipping and Aviation Leasing Corp. Ltd., 4.27%, 09/17/28, (1-day SOFR Index + 0.62%)(a)(c)	$200	$200,256
CDBL Funding 1
4.25%, 02/11/31(c)	200	195,359
4.75%, 05/27/30(c)	200	199,474
Champions Financing, Inc., 8.75%, 02/15/29(b)	190	187,890
Charles Schwab Corp.(The)
1.65%, 03/11/31	215	186,317
2.00%, 03/20/28	415	398,482
2.30%, 05/13/31	250	222,367
2.75%, 10/01/29	100	94,136
3.20%, 01/25/28	140	137,291
3.25%, 05/22/29	225	216,955
4.00%, 02/01/29	200	197,349
4.34%, 11/14/31, (1-day SOFR + 0.94%)(a)	205	200,011
4.63%, 03/22/30	250	249,398
4.74%, 05/21/30, (1-day SOFR + 0.78%)(a)	315	314,196
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)	580	590,101
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	515	530,958
China Cinda 2020 I Management Ltd.
2.50%, 01/20/28(c)	200	193,763
3.13%, 03/18/30(c)	200	188,080
4.38%, 11/13/28(c)	200	198,316
5.50%, 01/23/30(c)	200	203,565
5.75%, 05/28/29(c)	200	204,756
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(c)	600	600,274
4.75%, 02/21/29(c)	200	199,934
China Development Bank Financial Leasing Co. Ltd., 4.60%, 11/10/35, (5-year CMT + 0.93%)(a)(c)	200	196,525
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(c)	200	180,764
China Great Wall International Holdings VI Ltd., 5.25%, 04/23/28(c)	200	201,187
CI Financial Corp.
3.20%, 12/17/30	270	244,235
7.50%, 05/30/29(b)	275	286,918
CICC Hong Kong Finance 2016 MTN Ltd., 4.11%, 02/12/28, (1-day SOFR Index + 0.48%)(a)(c)	200	200,139
CICC Hong Kong Finance MTN Ltd., 4.16%, 02/12/29, (1-day SOFR Index + 0.53%)(a)(c)	200	200,345
Citadel Finance LLC
4.75%, 02/14/29(b)	30	29,421
5.15%, 02/14/31(b)	235	228,432
5.90%, 02/10/30(b)	250	250,805
Citadel LP, 6.00%, 01/23/30(b)	260	265,677
Citadel Securities Global Holdings LLC, 5.50%, 06/18/30(b)	230	230,973
Clifford Capital Asset Finance Pte. Ltd., 3.85%, 01/13/29(c)	200	197,004
Clifford Capital Credit Solutions Pte. Ltd.
4.04%, 01/13/31(c)	200	195,550
4.78%, 01/14/30(c)	200	201,445
Clifford Capital Holdings Pte. Ltd., 3.97%, 09/30/28(c)	200	197,366
CMB International Leasing Management Ltd., 2.75%, 08/12/30(c)	200	184,893
CME Group, Inc.
3.75%, 06/15/28	245	242,165
4.40%, 03/15/30	275	271,963

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Coastal Emerald Ltd., 4.60%, 04/16/28(c)	$200	$200,151
Cobra AcquisitionCo LLC
6.38%, 11/01/29(b)	120	104,223
12.25%, 11/01/29(b)	60	61,011
Coinbase Global, Inc., 3.38%, 10/01/28(b)	320	303,966
Credit Acceptance Corp.
6.63%, 03/15/30(b)	145	145,023
9.25%, 12/15/28(b)	210	217,601
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(b)	295	285,335
CSI MTN Ltd.
4.21%, 07/16/28, (1-day SOFR Index + 0.60%)(a)(c)	400	400,420
4.39%, 10/22/27, (1-day SOFR Index + 0.73%)(a)(c)	400	400,986
DAE Sukuk Difc Ltd., 4.50%, 10/16/30(c)	200	191,285
Danantara Investment Management PT, 5.35%, 06/18/31(c)	200	197,592
Dexia SA, 4.75%, 01/24/30(b)	220	220,514
Emlak Konut Varlik Kiralama A/S, 7.75%, 06/01/31(c)	200	198,319
Enact Holdings, Inc., 6.25%, 05/28/29	215	220,383
Encore Capital Group, Inc.
6.63%, 04/15/31(b)	200	200,717
8.50%, 05/15/30(b)	150	158,901
Enova International, Inc.
9.13%, 08/01/29(b)	160	167,322
11.25%, 12/15/28(b)	120	125,966
Equitable America Global Funding
3.95%, 09/15/27(b)	25	24,775
4.30%, 12/15/28(b)	100	98,796
4.65%, 06/09/28(b)	335	333,941
4.95%, 06/09/30(b)	430	426,284
5.13%, 06/15/31(b)	330	327,784
Far East Horizon Ltd.
5.25%, 01/13/29(c)	200	197,530
5.88%, 03/05/28(c)	200	200,700
6.00%, 10/01/28(c)	200	201,168
Figure Technology Solutions, Inc., 8.50%, 07/31/31(b)	200	197,297
FMR LLC, 7.57%, 06/15/29(b)	220	235,254
Franklin Resources, Inc., 1.60%, 10/30/30	210	183,771
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(b)	265	255,199
9.13%, 05/15/31(b)	215	220,583
9.25%, 02/01/29(b)	355	366,446
Gabx Leasing LLC, 4.63%, 04/15/31(b)	140	136,528
GGAM Finance Ltd.
5.88%, 03/15/30(b)	115	114,733
6.88%, 04/15/29(b)	120	122,081
8.00%, 06/15/28(b)	205	212,265
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)	340	345,454
goeasy Ltd.
6.88%, 05/15/30(b)	140	126,538
6.88%, 02/15/31(b)(g)	135	120,424
7.38%, 10/01/30(b)	120	109,611
7.63%, 07/01/29(b)	250	237,860
9.25%, 12/01/28(b)	200	197,539
Hana Securities Co. Ltd., 4.88%, 06/02/31(c)	200	196,288
Hanwha Futureproof Corp., 4.75%, 04/30/28(c)	200	200,084
Security	Par (000)	Value
Diversified Financial Services (continued)
Hightower Holding LLC
6.75%, 04/15/29(b)	$100	$99,684
9.13%, 01/31/30(b)	120	124,950
Hyundai Card Co. Ltd., 5.75%, 04/24/29(c)	200	203,625
ICBCIL Finance Co. Ltd., 4.11%, 05/18/29, (1-day SOFR Index + 0.48%)(a)(c)	200	199,901
IIFL Finance Ltd., 7.60%, 09/10/29(c)	200	200,480
Intercontinental Exchange, Inc.
2.10%, 06/15/30	425	383,856
3.10%, 09/15/27	30	29,558
3.63%, 09/01/28	400	391,937
3.75%, 09/21/28	145	142,307
3.95%, 12/01/28	100	98,493
4.00%, 09/15/27	725	721,516
4.20%, 03/15/31	225	218,058
4.35%, 06/15/29	520	514,643
5.25%, 06/15/31	215	217,621
Inventive Global Investments Ltd.
3.88%, 11/19/27(c)	200	198,195
4.11%, 11/19/28, (1-day SOFR Index + 0.48%)(a)(c)	200	200,062
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(b)	200	194,125
7.13%, 04/30/31(b)	425	438,710
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)	340	329,053
Jefferies Financial Group, Inc.
4.15%, 01/23/30	375	359,975
5.13%, 04/28/31	335	328,009
5.88%, 07/21/28	425	432,708
Jefferson Capital Holdings LLC
8.25%, 05/15/30(b)	145	151,365
9.50%, 02/15/29(b)	125	130,279
JIC Zhixin Ltd., 3.50%, 11/24/27(c)	200	197,310
Joy Treasure Assets Holdings, Inc.
3.50%, 09/24/29(c)	400	385,296
4.30%, 12/04/28(c)	200	198,077
5.75%, 06/06/29(c)	600	614,457
Korea Ocean Business Corp.
4.63%, 05/09/30(c)	200	198,638
5.25%, 05/02/29(c)	200	202,681
Lazard Group LLC
4.38%, 03/11/29	170	167,517
4.50%, 09/19/28	265	263,303
6.00%, 03/15/31	5	5,146
LD Holdings Group LLC
6.13%, 04/01/28(b)	170	136,291
8.75%, 11/01/27(b)(g)	129	116,228
LFS Topco LLC, 8.75%, 07/15/30(b)	130	130,015
LPL Holdings, Inc.
4.00%, 03/15/29(b)	350	339,883
4.38%, 05/15/31(b)	25	23,785
4.63%, 11/15/27(b)	315	313,448
4.90%, 04/03/28	40	39,982
5.15%, 06/15/30	165	164,351
5.20%, 03/15/30	240	239,718
6.75%, 11/17/28	305	316,210
Lseg U.S. Fin Corp.
4.25%, 03/23/29(b)	200	197,214
4.50%, 03/23/31(b)	220	214,786

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
LSEGA Financing PLC
2.00%, 04/06/28(b)	$375	$359,002
2.50%, 04/06/31(b)	215	191,795
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	185	183,290
5.20%, 03/27/28(b)	345	345,589
6.40%, 03/26/29(b)	240	246,240
6.50%, 03/26/31(b)	10	10,379
Marex Group PLC
5.68%, 04/21/31	175	173,091
5.83%, 05/08/28	220	221,048
6.40%, 11/04/29	220	224,652
Mastercard, Inc.
1.90%, 03/15/31	200	176,524
2.95%, 06/01/29	445	425,964
3.35%, 03/26/30	535	510,517
3.50%, 02/26/28	75	73,984
4.10%, 01/15/28	245	244,102
4.33%, 06/08/28	340	339,454
4.43%, 06/08/29	390	387,859
4.55%, 03/15/28	235	235,243
4.60%, 06/08/31	325	321,481
4.88%, 03/09/28	455	457,720
Midcap Financial Issuer Trust
5.63%, 01/15/30(b)	135	132,713
6.50%, 05/01/28(b)	310	309,966
Mirae Asset Securities Co. Ltd.
4.25%, 03/11/29(c)	200	195,529
5.25%, 03/06/28(c)	200	200,394
6.00%, 01/26/29(c)	200	203,838
Mitsubishi HC Capital, Inc.
3.97%, 04/13/30(b)	200	192,395
5.08%, 09/15/27(b)	220	220,407
Mitsubishi HC Finance America LLC
4.56%, 01/14/31(b)	190	185,154
5.15%, 10/24/29(b)	200	200,523
5.20%, 07/21/31(b)	210	208,959
5.81%, 09/12/28(b)	215	218,549
Muthoot Finance Ltd.
6.38%, 04/23/29(c)	200	199,466
6.38%, 03/02/30(c)	400	396,874
7.13%, 02/14/28(c)	200	201,482
Nasdaq, Inc.
1.65%, 01/15/31	235	204,400
5.35%, 06/28/28	372	376,375
Navient Corp.
4.88%, 03/15/28	180	176,065
5.50%, 03/15/29(g)	225	215,904
9.38%, 07/25/30	225	228,293
9.38%, 10/15/31	90	89,894
11.50%, 03/15/31	175	184,767
NH Investment & Securities Co. Ltd., 4.75%, 07/10/30(c)	200	196,916
Nomura Holdings, Inc.
2.17%, 07/14/28	350	332,932
2.61%, 07/14/31	215	189,907
2.68%, 07/16/30	295	268,405
2.71%, 01/22/29	205	194,318
3.10%, 01/16/30	515	481,494
4.90%, 07/01/30	220	217,593
5.00%, 06/29/29	250	249,816
Security	Par (000)	Value
Diversified Financial Services (continued)
5.04%, 06/10/36, (5-year CMT + 1.30%)(a)	$250	$242,149
5.17%, 07/14/31	250	248,055
5.61%, 07/06/29	200	203,094
5.84%, 01/18/28	215	218,148
6.07%, 07/12/28	210	214,694
Nuveen LLC
4.00%, 11/01/28(b)	260	256,363
5.55%, 01/15/30(b)	220	221,711
OneMain Finance Corp.
3.88%, 09/15/28	180	173,946
4.00%, 09/15/30	260	238,558
5.38%, 11/15/29	245	239,380
6.13%, 05/15/30	245	243,287
6.63%, 01/15/28	235	237,385
6.63%, 05/15/29	345	349,679
7.50%, 05/15/31	225	230,646
7.88%, 03/15/30	215	222,747
ORIX Corp.
2.25%, 03/09/31	135	119,346
4.45%, 09/09/30	130	127,142
4.65%, 09/10/29	220	218,886
5.00%, 09/13/27	330	331,249
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 7.75%, 05/15/31(b)	205	203,018
PennyMac Financial Services, Inc.
4.25%, 02/15/29(b)	200	189,202
7.13%, 11/15/30(b)	200	199,168
7.88%, 12/15/29(b)	220	225,882
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(b)	235	232,449
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)	255	264,403
Planet Financial Group LLC, 10.50%, 12/15/29(b)	165	160,935
Power Finance Corp. Ltd.
3.35%, 05/16/31(c)	200	182,885
3.90%, 09/16/29(c)	200	192,663
3.95%, 04/23/30(c)	200	190,545
4.50%, 06/18/29(c)	200	196,385
5.25%, 08/10/28(c)	200	200,476
6.15%, 12/06/28(c)	200	204,425
PRA Group, Inc.
5.00%, 10/01/29(b)	105	99,529
8.38%, 02/01/28(b)	136	137,827
8.88%, 01/31/30(b)	170	175,118
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(b)	180	185,580
Radian Group, Inc., 6.20%, 05/15/29	165	169,826
Raymond James Financial, Inc., 4.65%, 04/01/30	180	178,949
REC Ltd.
4.75%, 09/27/29(c)	200	197,464
5.63%, 04/11/28(c)	200	201,376
Rfna LP, 7.88%, 02/15/30(b)	155	154,896
Rocket Companies, Inc., 6.13%, 08/01/30(b)	690	695,490
Rocket Cos, Inc.
6.13%, 08/01/31(b)	45	45,203
6.50%, 08/01/29(b)	225	228,345
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(b)	225	215,280
3.88%, 03/01/31(b)	380	351,991
Sarana Multi Infrastruktur PT, 5.00%, 05/13/31(c)	200	195,207
Shriram Finance Ltd., 6.15%, 04/03/28(c)	200	202,201

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
SLM Corp.
6.50%, 01/31/30	$155	$156,623
6.50%, 05/15/32, (1-day SOFR Index + 2.71%)(a)	200	199,489
Soar Wise Ltd.
4.48%, 03/28/30, (1-day SOFR Index + 0.83%)(a)(c)	200	195,187
4.63%, 08/27/27(c)	400	397,033
SRC Sukuk Ltd.
4.38%, 04/02/29(c)	400	392,131
5.00%, 02/27/28(c)	400	399,933
Stellantis Financial Services U.S. Corp.
4.95%, 09/15/28(b)	265	263,069
5.40%, 09/15/30(b)	270	262,641
Stifel Financial Corp., 4.00%, 05/15/30	160	153,742
Stonebriar ABF Issuer LLC
7.00%, 08/15/31(b)	100	100,038
8.13%, 12/15/30(b)	230	239,450
StoneX Group, Inc., 7.88%, 03/01/31(b)	165	171,852
Sumisho Air Lease Corp.
2.10%, 09/01/28	245	231,472
3.00%, 02/01/30	240	223,271
3.13%, 12/01/30	200	183,800
3.25%, 10/01/29	185	175,222
3.63%, 12/01/27	70	68,970
4.40%, 03/24/28(b)	345	342,670
4.50%, 03/24/29(b)	250	247,040
4.63%, 10/01/28	85	84,484
4.85%, 03/24/31(b)	480	470,639
5.10%, 03/01/29	215	215,397
5.20%, 07/15/31	100	99,371
5.30%, 02/01/28	310	311,811
5.85%, 12/15/27	290	293,749
Sumitomo Mitsui Finance & Leasing Co. Ltd.
5.11%, 01/23/29(c)	200	200,519
5.24%, 05/01/30(c)	200	200,473
Synchrony Financial
3.95%, 12/01/27	385	380,684
4.95%, 02/25/32, (1-day SOFR + 1.53%)(a)	130	125,965
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)	145	144,596
5.15%, 03/19/29	250	249,362
5.45%, 10/15/30, (1-day SOFR + 1.35%)(a)	160	160,186
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	295	293,665
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)	275	279,099
Tata Capital Ltd., 5.39%, 07/21/28(c)	200	200,628
TPG Operating Group II LP, 4.88%, 05/15/31	35	34,213
TrueNoord Capital DAC, 8.75%, 03/01/30(b)	115	119,252
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)	210	196,273
USAA Capital Corp., 2.13%, 05/01/30(b)	150	136,011
UWM Holdings LLC
6.25%, 03/15/31(b)	330	294,550
6.63%, 02/01/30(b)	250	231,968
Velocity Commercial Capital LLC, 9.38%, 02/15/31(b)	150	154,464
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(b)	150	155,625
Visa, Inc.
0.75%, 08/15/27	240	231,464
1.10%, 02/15/31	250	214,792
2.05%, 04/15/30	510	465,539
2.75%, 09/15/27	70	68,857
Security	Par (000)	Value
Diversified Financial Services (continued)
3.80%, 02/12/29	$290	$285,567
4.10%, 02/12/31	165	161,771
Voya Financial, Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	70	68,674
Voya Global Funding, 4.60%, 11/24/30(b)	45	44,032
Western Union Co.(The)
2.75%, 03/15/31	215	191,851
4.75%, 06/15/29	95	94,001
XP, Inc., 6.75%, 07/02/29(c)	200	202,770
		96,690,508
Electric — 2.0%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(c)	200	190,447
4.38%, 01/24/29(c)	200	197,178
4.88%, 04/23/30(c)	200	198,548
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(c)	200	187,480
ADM Elektrik Dagitim A/S, 9.50%, 02/05/31(c)	200	191,500
AEP Texas, Inc.
3.95%, 06/01/28	75	73,983
5.45%, 05/15/29	215	218,450
Series I, 2.10%, 07/01/30	175	157,329
AES Andes SA
6.30%, 03/15/29(c)	200	203,420
8.15%, 06/10/55, (5-year CMT + 3.84%)(a)(c)	200	209,778
AES Corp.(The)
2.45%, 01/15/31	345	305,187
3.95%, 05/25/29(b)(d)(f)	200	190,181
5.45%, 06/01/28	360	363,071
6.95%, 07/15/55, (5-year CMT + 2.89%)(a)	195	191,193
7.60%, 01/15/55, (5-year CMT + 3.20%)(a)	290	294,732
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(c)	370	347,877
AL Jawaher Assets Co. Spc, 4.66%, 10/29/30(c)	400	388,608
Alabama Power Co.
3.75%, 09/01/27	500	496,544
Series 20-A, 1.45%, 09/15/30	285	249,232
Series C, 4.30%, 03/15/31	60	58,504
Alexander Funding Trust II, 7.47%, 07/31/28(b)	240	249,995
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(a)	205	201,065
Alliant Energy Finance LLC
4.25%, 06/15/28(b)	145	143,561
5.95%, 03/30/29(b)	155	158,634
Ameren Corp.
1.75%, 03/15/28	50	47,703
3.50%, 01/15/31	265	249,160
5.00%, 01/15/29	210	210,970
Ameren Illinois Co., 3.80%, 05/15/28	20	19,750
American Electric Power Co., Inc.
2.30%, 03/01/30	145	132,599
3.20%, 11/13/27	105	103,119
5.20%, 01/15/29	340	343,572
5.75%, 11/01/27	460	466,070
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)	105	108,427
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(a)	525	515,445
Series J, 4.30%, 12/01/28	150	148,642
Appalachian Power Co., Series AA, 2.70%, 04/01/31	40	36,178

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Arizona Public Service Co.
2.60%, 08/15/29	$155	$145,346
2.95%, 09/15/27	40	39,303
Atlantic City Electric Co.
2.30%, 03/15/31	200	178,133
4.00%, 10/15/28	70	69,068
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(b)	125	122,699
Ausgrid Finance Pty. Ltd., 4.35%, 08/01/28(b)	45	44,541
Avangrid, Inc., 3.80%, 06/01/29	290	281,691
Axia Energia SA, 4.63%, 02/04/30(c)	400	384,181
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(c)	200	197,452
Baltimore Gas and Electric Co., 2.25%, 06/15/31	200	176,770
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	55	47,312
3.25%, 04/15/28	205	200,582
3.70%, 07/15/30	330	316,406
Black Hills Corp.
2.50%, 06/15/30	110	100,058
3.05%, 10/15/29	140	132,120
4.55%, 01/31/31	120	117,014
5.95%, 03/15/28	215	218,586
Capital Power U.S. Holdings, Inc., 5.26%, 06/01/28(b)	220	220,693
Castle Peak Power Finance Co. Ltd., 2.20%, 06/22/30(c)	200	181,861
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	170	169,673
5.20%, 10/01/28	280	283,229
CenterPoint Energy, Inc.
2.95%, 03/01/30	215	200,479
5.40%, 06/01/29	280	284,363
5.95%, 04/01/56, (5-year CMT + 2.22%)(a)	200	198,052
6.70%, 05/15/55, (5-year CMT + 2.59%)(a)	150	152,541
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(a)	115	118,627
Central International Development BVI Ltd., 5.10%, 08/19/27(c)	200	200,665
CGNPC International Ltd., 3.75%, 12/11/27(c)	400	395,218
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
2.70%, 01/20/31(c)	200	184,638
3.00%, 12/10/29	400	380,612
4.15%, (3-year CMT + 3.67%)(a)(c)(i)	200	198,312
Chpe LLC, 4.88%, 06/30/31(b)	345	339,887
Clearway Energy Operating LLC
3.75%, 02/15/31(b)	375	344,047
4.75%, 03/15/28(b)	280	276,433
Cleveland Electric Illuminating Co.(The)
3.50%, 04/01/28(b)	315	308,206
4.55%, 11/15/30(b)	15	14,634
CLP Power HK Finance Ltd., 5.45%, (5-year CMT + 1.01%)(a)(c)(i)	200	203,536
CLP Power Hong Kong Financing Ltd., 2.13%, 06/30/30(c)	200	181,727
CMS Energy Corp.
3.45%, 08/15/27	205	202,668
3.75%, 12/01/50, (5-year CMT + 2.90%)(a)	100	91,975
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	100	97,264
Comision Federal de Electricidad
3.35%, 02/09/31(c)	400	358,258
Security	Par (000)	Value
Electric (continued)
4.69%, 05/15/29(c)	$200	$195,593
5.70%, 01/24/30(c)	200	199,524
Commonwealth Edison Co.
2.20%, 03/01/30	65	59,368
3.70%, 08/15/28	230	226,104
4.55%, 06/01/31	155	152,327
Connecticut Light and Power Co.(The)
4.65%, 01/01/29	135	134,804
4.95%, 01/15/30	200	200,799
Series A, 2.05%, 07/01/31	5	4,374
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31	225	200,895
3.80%, 05/15/28	25	24,682
Series 20A, 3.35%, 04/01/30	270	256,423
Series B, 3.13%, 11/15/27	205	201,515
Series D, 4.00%, 12/01/28	125	123,341
Constellation Energy Generation LLC
3.75%, 03/01/31	375	354,620
3.90%, 01/08/28	265	262,746
4.40%, 01/15/31	95	92,551
4.55%, 06/01/29	320	317,485
4.63%, 02/01/29	225	223,169
5.00%, 02/01/31	10	9,937
5.60%, 03/01/28	260	263,464
Consumers Energy Co.
3.80%, 11/15/28	130	127,887
4.50%, 01/15/31	170	167,221
4.60%, 05/30/29	250	249,658
4.65%, 03/01/28	250	250,583
4.70%, 01/15/30	245	244,168
4.90%, 02/15/29(g)	200	201,167
4.90%, 08/15/31	100	99,635
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)	160	162,788
Dayton Power & Light Co. (The), 4.55%, 08/15/30	135	132,252
Dominion Energy, Inc.
4.25%, 06/01/28	260	257,949
4.60%, 05/15/28	320	319,579
5.00%, 06/15/30	280	280,456
6.00%, 02/15/56, (5-year CMT + 2.26%)(a)	465	460,474
Series ., 6.15%, 12/15/56, (5-year CMT + 1.87%)(a)	90	89,078
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(a)	250	255,421
Series C, 3.38%, 04/01/30	495	469,154
DPL LLC, 4.35%, 04/15/29	130	126,732
DTE Electric Co.
2.25%, 03/01/30	350	320,836
Series A, 1.90%, 04/01/28	105	100,703
Series C, 2.63%, 03/01/31	205	186,182
DTE Energy Co.
2.95%, 03/01/30	100	93,669
4.88%, 06/01/28	480	481,343
5.10%, 03/01/29	330	332,546
5.20%, 04/01/30	350	352,346
Series C, 3.40%, 06/15/29	245	235,608
Duke Energy Carolinas LLC
2.45%, 08/15/29	120	112,425
2.45%, 02/01/30	175	161,704
2.55%, 04/15/31	230	207,376
3.95%, 11/15/28	240	236,576

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.65%, 06/15/31	$150	$148,297
4.85%, 03/15/30	180	180,137
Series A, 6.00%, 12/01/28	60	61,697
Duke Energy Corp.
2.45%, 06/01/30	300	274,025
2.55%, 06/15/31	330	295,033
3.15%, 08/15/27	70	69,063
3.40%, 06/15/29	220	211,939
4.30%, 03/15/28	540	537,248
4.85%, 01/05/29	180	180,481
5.00%, 12/08/27	455	457,292
Duke Energy Florida LLC
1.75%, 06/15/30	190	169,719
2.50%, 12/01/29	275	256,017
3.80%, 07/15/28	170	167,794
4.20%, 12/01/30	475	462,499
Duke Energy Ohio, Inc., 3.65%, 02/01/29	245	239,273
Duke Energy Progress LLC
3.45%, 03/15/29	225	218,364
3.70%, 09/01/28	55	54,054
Duquesne Light Holdings, Inc.
2.53%, 10/01/30(b)	10	8,939
3.62%, 08/01/27(b)	45	44,522
Edison International
4.13%, 03/15/28	160	157,564
4.80%, 03/15/31	165	159,547
5.00%, 05/05/28	80	80,065
5.25%, 11/15/28	250	250,234
5.45%, 06/15/29	170	171,236
6.25%, 03/15/30	185	189,254
6.95%, 11/15/29	240	249,676
7.88%, 06/15/54, (5-year CMT + 3.66%)(a)	140	144,563
8.13%, 06/15/53, (5-year CMT + 3.86%)(a)	150	153,692
EDP Finance BV, 1.71%, 01/24/28(b)	275	263,140
Electricite de France SA
4.50%, 09/21/28(b)	580	576,836
5.65%, 04/22/29(b)	505	515,741
5.70%, 05/23/28(b)	300	304,791
Emera U.S. Finance LLC, 4.50%, 04/01/29	145	143,396
Emera U.S. Finance LP, 2.64%, 06/15/31	150	133,597
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(c)	400	376,499
Enel Chile SA, 4.88%, 06/12/28	350	349,988
Enel Finance International NV
2.13%, 07/12/28(b)	230	218,887
2.50%, 07/12/31(b)	400	353,377
3.50%, 04/06/28(b)	325	318,756
4.13%, 09/30/28(b)	255	251,590
4.38%, 09/30/30(b)	415	404,397
4.88%, 06/14/29(b)	320	319,949
5.13%, 06/26/29(b)	410	412,874
ENEL Finance International NV
4.63%, 07/13/29(b)	200	198,452
4.88%, 07/13/31(b)	200	196,894
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(b)	195	182,806
Engie Energia Chile SA, 3.40%, 01/28/30(c)	200	187,122
Engie SA, 5.25%, 04/10/29(b)	265	267,756
Entergy Arkansas LLC, 4.00%, 06/01/28	100	99,014
Entergy Corp.
1.90%, 06/15/28	205	194,649
Security	Par (000)	Value
Electric (continued)
2.40%, 06/15/31	$205	$181,141
2.80%, 06/15/30	175	161,632
5.88%, 06/15/56, (5-year CMT + 2.18%)(a)	200	197,764
7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	340	348,619
Entergy Louisiana LLC
1.60%, 12/15/30	60	52,281
3.05%, 06/01/31	100	91,803
3.12%, 09/01/27	160	157,706
3.25%, 04/01/28	60	58,742
Entergy Texas, Inc.
1.75%, 03/15/31	260	225,853
4.00%, 03/30/29	95	93,377
Eskom Holdings
6.35%, 08/10/28(c)	200	203,354
8.45%, 08/10/28(c)	200	209,934
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(a)	225	221,860
7.63%, 12/15/54, (5-year CMT + 3.14%)(a)	170	175,812
Evergy Kansas Central, Inc., 4.70%, 03/13/28	175	174,979
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/30	165	150,058
Evergy Missouri West, Inc.
4.70%, 05/21/29(b)	85	84,621
5.15%, 12/15/27(b)	220	221,027
Evergy, Inc.
2.90%, 09/15/29	270	254,432
4.25%, 03/15/29	95	93,626
6.65%, 06/01/55, (5-year CMT + 2.56%)(a)	95	96,393
Eversource Energy
4.45%, 12/15/30	175	170,700
5.45%, 03/01/28	660	666,811
5.85%, 04/15/31	250	257,114
5.95%, 02/01/29	295	302,485
Series M, 3.30%, 01/15/28	130	127,439
Series O, 4.25%, 04/01/29	195	192,520
Series R, 1.65%, 08/15/30	215	188,738
Exelon Corp.
4.05%, 04/15/30	445	431,008
5.13%, 03/15/31	55	55,172
5.15%, 03/15/28	295	297,097
5.15%, 03/15/29	215	216,761
FirstEnergy Corp.
2.65%, 03/01/30	335	308,600
Series B, 2.25%, 09/01/30	225	201,125
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	140	136,841
3.60%, 06/01/29(b)	30	29,004
4.15%, 03/15/28(b)	175	173,862
4.30%, 01/15/29(b)	210	207,504
4.55%, 03/15/31(b)	125	122,671
5.20%, 04/01/28(b)	95	95,737
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	150	144,107
4.55%, 01/15/30	170	167,664
Florida Power & Light Co.
4.40%, 05/15/28	240	239,686
4.63%, 05/15/30	200	199,369
5.05%, 04/01/28	535	539,767
5.15%, 06/15/29	295	299,049
GDZ Elektrik Dagitim A/S, 9.00%, 10/15/29(c)	200	191,823
Georgia Power Co.
4.00%, 10/01/28	165	163,077

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.55%, 03/15/30	$400	$396,592
4.60%, 06/15/29	225	224,657
4.65%, 05/16/28	265	265,374
4.85%, 03/15/31	285	284,129
Series B, 2.65%, 09/15/29	265	249,161
Guangzhou Development District Holding Group Co. Ltd., 4.40%, 11/28/27(c)	200	199,107
Hengjian International Investment Ltd., 4.25%, 06/17/28(c)	200	198,324
Hongkong Electric Finance Ltd., 2.25%, 06/09/30(c)	200	182,768
Hydro One, Inc., 4.75%, 05/30/31	290	286,705
Indiana Michigan Power Co., 3.85%, 05/15/28	100	98,746
Interstate Power and Light Co.
2.30%, 06/01/30	85	77,265
3.60%, 04/01/29	185	179,530
4.10%, 09/26/28	215	212,382
Investment Energy Resources Ltd., 6.25%, 04/26/29(c)	200	196,192
IPALCO Enterprises, Inc., 4.25%, 05/01/30	165	159,853
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)(c)	400	391,788
ITC Holdings Corp.
2.95%, 05/14/30(b)	230	213,116
3.35%, 11/15/27	20	19,681
4.88%, 04/15/31(b)	125	123,431
4.95%, 09/22/27(b)	515	516,782
JERA Co., Inc., 4.54%, 09/02/30(c)	200	195,265
Jersey Central Power & Light Co.
4.15%, 01/15/29	145	143,121
4.40%, 01/15/31	200	194,623
4.60%, 01/15/30(b)	90	88,983
Kansai Electric Power Co., Inc. (The), 5.04%, 02/26/30(c)	200	199,748
Korea East-West Power Co. Ltd., 4.00%, 05/04/31(c)	200	192,649
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(b)	140	133,009
Liberty Utilities Co.
5.10%, 05/15/31(b)	210	207,440
5.58%, 01/31/29(b)	115	116,606
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	200	177,631
Limak Yenilenebilir Enerji A/S, 9.63%, 08/12/30(c)	200	197,546
Massachusetts Electric Co., 1.73%, 11/24/30(b)	200	174,100
Mazoon Assets Co. SAOC
5.20%, 11/08/27(c)	200	199,201
5.50%, 02/14/29(c)	200	200,068
MidAmerican Energy Co., 3.65%, 04/15/29	315	306,970
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	190	188,202
Minejesa Capital BV, 4.63%, 08/10/30(c)	260	254,821
Mississippi Power Co., 3.95%, 03/30/28	25	24,750
Monongahela Power Co., 4.45%, 08/15/29(b)	160	158,346
MVM Energetika Zrt
6.50%, 03/13/31(c)	200	207,490
7.50%, 06/09/28(c)	400	414,289
Narragansett Electric Co.(The)
3.40%, 04/09/30(b)	190	180,249
3.92%, 08/01/28(b)	10	9,846
National Central Cooling Co. PJSC
2.50%, 10/21/27(c)	200	193,815
5.28%, 03/05/30(c)	200	200,735
National Grid PLC, 5.60%, 06/12/28	295	299,782
Security	Par (000)	Value
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	$200	$171,065
1.65%, 06/15/31	15	12,883
2.40%, 03/15/30	390	358,233
3.40%, 02/07/28	370	363,704
3.70%, 03/15/29	160	155,951
3.90%, 11/01/28	100	98,276
3.95%, 12/10/27	80	79,412
4.12%, 09/16/27	110	109,581
4.30%, 12/10/30	90	87,897
4.40%, 05/11/29	190	188,338
4.75%, 02/07/28	145	145,335
4.80%, 03/15/28	190	190,559
4.85%, 02/07/29	185	185,504
4.95%, 02/07/30	165	165,547
5.00%, 02/07/31	135	135,460
5.05%, 09/15/28	250	251,852
5.15%, 06/15/29	180	181,908
7.13%, 09/15/53, (5-year CMT + 3.53%)(a)	60	61,935
Series D, 4.05%, 02/09/29	285	280,505
Series D, 4.15%, 08/25/28	160	158,440
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.94%)(a)	85	84,765
Series CC, 3.70%, 05/01/29	220	214,219
Series DD, 2.40%, 05/01/30	225	206,145
New York State Electric & Gas Corp.
5.00%, 08/15/31(b)	105	104,490
5.65%, 08/15/28(b)	57	57,954
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	575	546,864
2.25%, 06/01/30	720	653,141
2.75%, 11/01/29	340	319,591
3.50%, 04/01/29	220	213,042
4.40%, 03/01/31	315	308,169
4.69%, 09/01/27	410	410,738
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)	50	49,285
4.85%, 02/04/28	315	316,182
4.90%, 02/28/28	370	371,580
4.90%, 03/15/29	325	326,464
5.00%, 02/28/30	215	215,628
5.05%, 03/15/30	330	331,939
5.65%, 05/01/79(a)	145	144,012
6.38%, 08/15/55, (5-year CMT + 2.05%)(a)	460	461,539
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	260	263,724
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	150	134,441
4.28%, 12/15/28(b)	255	251,862
4.65%, 10/03/30(b)	155	152,445
Northern States Power Co., 2.25%, 04/01/31	210	187,436
NorthWestern Corp., 5.07%, 03/21/30(b)	105	105,207
NRG Energy, Inc.
2.70%, 12/02/27(b)	340	330,133
3.38%, 02/15/29(b)	155	147,098
3.63%, 02/15/31(b)	415	382,705
4.45%, 06/15/29(b)	135	132,469
4.73%, 10/15/30(b)	170	166,151
4.96%, 04/30/31(b)	155	151,568
5.25%, 06/15/29(b)	230	228,145
5.75%, 01/15/28	230	230,126
5.75%, 07/15/29(b)	255	254,937

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NSTAR Electric Co.
3.25%, 05/15/29	$160	$154,003
4.65%, 05/15/31	115	113,458
4.85%, 03/01/30	165	164,920
NTPC Ltd., 4.50%, 03/19/28(c)	200	198,517
OGE Energy Corp., 5.45%, 05/15/29	165	167,478
Ohio Edison Co., 4.95%, 12/15/29(b)	105	105,174
Ohio Power Co.
Series P, 2.60%, 04/01/30	110	101,702
Series Q, 1.63%, 01/15/31	25	21,644
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	115	108,640
3.30%, 03/15/30	95	89,857
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	310	287,375
3.70%, 11/15/28	225	220,508
4.30%, 05/15/28	230	228,770
4.50%, 03/15/31(b)	330	323,189
4.65%, 11/01/29	132	131,479
5.75%, 03/15/29	30	30,696
Pacific Gas and Electric Co.
2.10%, 08/01/27	340	330,721
2.50%, 02/01/31	520	464,026
3.00%, 06/15/28	425	411,486
3.25%, 06/01/31	330	302,229
3.30%, 12/01/27	230	225,690
3.75%, 07/01/28	420	412,330
4.20%, 03/01/29	140	137,550
4.55%, 07/01/30	1,020	997,237
5.00%, 06/04/28	250	250,674
5.55%, 05/15/29	250	253,706
6.10%, 01/15/29	515	528,511
PacifiCorp
2.70%, 09/15/30	190	172,988
3.50%, 06/15/29	135	129,892
4.25%, 03/15/29	120	118,091
4.65%, 04/15/29	175	174,404
5.10%, 02/15/29	180	181,024
5.10%, 04/15/31	160	159,751
5.30%, 02/15/31	240	241,257
7.38%, 09/15/55, (5-year CMT + 3.32%)(a)	265	263,873
Palomino Funding Trust I, 7.23%, 05/17/28(b)	200	206,807
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)	240	234,436
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(c)	200	199,867
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(c)	400	364,308
3.88%, 07/17/29(c)	200	191,688
4.75%, 02/03/31(c)	200	193,786
5.38%, 01/25/29(c)	200	200,266
5.45%, 05/21/28(c)	200	200,733
PG&E Corp.
5.00%, 07/01/28	325	322,239
5.25%, 07/01/30	345	339,188
7.38%, 03/15/55, (5-year CMT + 3.88%)(a)	470	476,627
Pinnacle West Capital Corp.
4.65%, 06/01/29	85	84,623
4.90%, 05/15/28	190	190,522
5.15%, 05/15/30	65	65,270
Security	Par (000)	Value
Electric (continued)
PPL Capital Funding, Inc., 4.13%, 04/15/30	$145	$140,893
Progress Energy, Inc., 7.75%, 03/01/31	45	49,777
PSEG Power LLC, 5.20%, 05/15/30(b)	355	355,731
Public Service Co. of Colorado
1.88%, 06/15/31	200	173,275
3.70%, 06/15/28	190	187,536
4.15%, 03/13/29	165	162,773
Series 35, 1.90%, 01/15/31	45	39,508
Public Service Co. of New Hampshire, 4.40%, 07/01/28	120	119,758
Public Service Electric and Gas Co.
2.45%, 01/15/30	25	23,156
3.20%, 05/15/29	100	96,398
3.65%, 09/01/28	15	14,728
3.70%, 05/01/28	110	108,609
Series R, 4.20%, 01/01/31	145	141,036
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	205	179,374
4.80%, 06/15/31	165	163,021
4.90%, 03/15/30	210	209,544
5.20%, 04/01/29	275	277,386
5.85%, 11/15/27	295	299,577
5.88%, 10/15/28	275	281,041
Puget Energy, Inc.
2.38%, 06/15/28	180	172,343
4.10%, 06/15/30	170	163,318
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31(c)	200	197,738
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(c)	200	193,632
San Diego Gas & Electric Co.
4.95%, 08/15/28	220	221,336
Series VVV, 1.70%, 10/01/30	290	255,124
San Miguel Global Power Holdings Corp.
8.13%, (5-year CMT + 6.40%)(a)(c)(i)	200	198,259
8.75%, (5-year CMT + 7.73%)(a)(c)(i)	200	202,269
8.95%, (5-year CMT + 7.45%)(a)(c)(i)	200	202,752
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(c)	400	397,237
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(c)	200	178,659
Saudi Electricity Sukuk Programme Co.
4.31%, 01/22/29(c)	200	196,008
4.94%, 02/13/29(c)	200	198,596
5.23%, 02/18/30(c)	600	600,399
Sempra
3.40%, 02/01/28	363	356,027
3.70%, 04/01/29	215	209,070
6.38%, 04/01/56, (5-year CMT + 2.63%)(a)	255	255,570
6.63%, 04/01/55, (5-year CMT + 2.35%)(a)	150	150,438
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)	330	334,930
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(a)	112	109,958
Southern California Edison Co.
2.25%, 06/01/30	175	157,740
2.85%, 08/01/29	235	221,341
5.15%, 06/01/29	365	366,864
5.25%, 03/15/30	300	301,788
5.30%, 03/01/28	265	267,061
5.45%, 06/01/31	200	202,089
5.65%, 10/01/28	220	223,600
5.85%, 11/01/27	370	374,923

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.65%, 04/01/29	$25	$25,893
Series A, 4.20%, 03/01/29	230	225,870
Series B, 3.65%, 03/01/28	205	201,497
Series G, 2.50%, 06/01/31	5	4,425
Southern Co.(The)
4.85%, 06/15/28	315	316,117
5.11%, 08/01/27	220	221,256
5.50%, 03/15/29	320	325,651
Series 21-B, 1.75%, 03/15/28	115	109,933
Series A, 3.70%, 04/30/30	285	273,406
Southern Power Co.
4.80%, 06/15/31	190	187,860
Series A, 4.25%, 10/01/30	150	146,128
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	285	280,983
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29(b)	250	243,215
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	200	196,687
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30(c)	400	358,196
4.25%, 05/02/28(c)	200	199,632
System Energy Resources, Inc., 6.00%, 04/15/28	318	323,864
Tampa Electric Co.
2.40%, 03/15/31	135	120,840
4.90%, 03/01/29	125	125,371
Three Gorges Finance I Cayman Islands Ltd., 3.60%, 10/28/28(c)	200	196,864
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(c)	200	200,394
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	85	84,766
Transelec SA, 3.88%, 01/12/29(b)	190	183,772
Tucson Electric Power Co., 1.50%, 08/01/30	100	87,574
Union Electric Co.
2.95%, 03/15/30	280	262,734
3.50%, 03/15/29	275	267,060
Virginia Electric and Power Co.
Series A, 2.88%, 07/15/29	210	199,647
Series A, 3.80%, 04/01/28	235	231,971
Vistra Operations Co. LLC
4.30%, 10/15/28(b)	30	29,559
4.30%, 07/15/29(b)	175	170,709
4.38%, 05/01/29(b)	480	468,711
4.55%, 10/30/28(b)	245	242,796
4.60%, 10/15/30(b)	215	209,246
4.70%, 01/31/31(b)	305	296,698
5.00%, 04/30/31(b)	305	300,154
VoltaGrid LLC, 7.38%, 11/01/30(b)	625	628,189
WEC Energy Group, Inc.
1.38%, 10/15/27	25	24,086
1.80%, 10/15/30	75	66,212
2.20%, 12/15/28	85	80,246
4.75%, 01/15/28	365	365,693
5.15%, 10/01/27	305	306,791
5.63%, 05/15/56, (5-year CMT + 1.91%)(a)	215	211,612
Wisconsin Electric Power Co.
1.70%, 06/15/28	35	33,242
3.95%, 03/01/29	30	29,506
4.15%, 10/15/30	145	140,953
4.65%, 06/15/31	145	143,285
5.00%, 05/15/29	145	146,259
Security	Par (000)	Value
Electric (continued)
Wisconsin Power and Light Co.
3.00%, 07/01/29	$150	$143,221
3.05%, 10/15/27	80	78,606
Wisconsin Public Service Corp.
4.25%, 01/15/31	200	195,051
4.55%, 12/01/29	115	114,378
Xcel Energy, Inc.
2.60%, 12/01/29	280	260,629
3.40%, 06/01/30	155	146,637
4.00%, 06/15/28	110	108,723
4.75%, 03/21/28	120	120,092
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(b)	165	163,164
7.25%, 01/15/29(b)(g)	220	226,945
8.38%, 01/15/31(b)(g)	250	265,675
Zorlu Enerji Elektrik Uretim A/S, 11.00%, 04/23/30(c)	400	297,819
		102,063,049
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc., 3.80%, 04/03/28	80	79,069
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	110	97,637
Energizer Holdings, Inc.
4.38%, 03/31/29(b)	250	240,851
4.75%, 06/15/28(b)	200	197,906
EnerSys, 4.38%, 12/15/27(b)	85	83,986
Molex Electronic Technologies LLC, 4.75%, 04/30/28(b)	85	85,247
WESCO Distribution, Inc.
5.25%, 04/15/31(b)	205	201,700
6.38%, 03/15/29(b)	285	289,195
		1,275,591
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	125	119,772
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27	150	148,261
Amphenol Corp.
2.80%, 02/15/30	535	499,344
3.80%, 11/15/27	285	282,730
3.90%, 11/15/28	190	187,321
4.13%, 11/15/30	255	247,771
4.35%, 06/01/29	175	173,595
4.38%, 06/12/28	135	134,599
5.05%, 04/05/29	265	267,639
Arrow Electronics, Inc.
3.88%, 01/12/28	225	221,775
5.15%, 08/21/29	190	190,608
Atkore, Inc., 4.25%, 06/01/31(b)	250	236,921
Avnet, Inc.
3.00%, 05/15/31	10	8,987
6.25%, 03/15/28	222	226,157
Coherent Corp., 5.00%, 12/15/29(b)	345	337,573
Competition Team Technologies Ltd., 4.25%, 03/12/29(c)	200	197,102
Emerson Electric Co.
1.80%, 10/15/27	20	19,394
1.95%, 10/15/30	135	120,526
2.00%, 12/21/28	340	320,611
Flex Ltd.
4.88%, 06/15/29	220	219,209
4.88%, 05/12/30	205	202,156
6.00%, 01/15/28	180	182,451
Fortive Corp., 4.75%, 05/15/31	235	230,937

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Foxconn Far East Ltd., 2.50%, 10/28/30(c)	$200	$181,661
Honeywell International, Inc.
1.95%, 06/01/30	430	387,183
2.70%, 08/15/29	355	334,869
Hubbell, Inc.
2.30%, 03/15/31	25	22,278
3.15%, 08/15/27	195	192,373
3.50%, 02/15/28	140	137,694
4.65%, 06/15/31	140	138,055
Ingram Micro, Inc., 4.75%, 05/15/29(b)	625	608,151
Jabil, Inc.
3.00%, 01/15/31	200	181,983
3.60%, 01/15/30	165	156,784
3.95%, 01/12/28	130	128,442
4.20%, 02/01/29	155	152,160
5.45%, 02/01/29	155	156,541
Keysight Technologies, Inc.
3.00%, 10/30/29	190	179,361
5.35%, 07/30/30	225	227,988
nVent Finance SARL, 4.55%, 04/15/28	195	193,936
Sensata Technologies BV
4.00%, 04/15/29(b)	200	192,708
5.88%, 09/01/30(b)	145	145,100
Sensata Technologies, Inc.
3.75%, 02/15/31(b)	230	214,252
4.38%, 02/15/30(b)	180	173,754
TD SYNNEX Corp.
2.38%, 08/09/28	130	123,575
4.30%, 01/17/29	130	127,803
Trimble, Inc., 4.90%, 06/15/28	180	179,730
TTM Technologies, Inc., 4.00%, 03/01/29(b)	160	153,455
Tyco Electronics Group SA
3.13%, 08/15/27	235	231,910
4.50%, 02/09/31	100	98,468
4.63%, 02/01/30	145	143,908
Vontier Corp.
2.40%, 04/01/28	265	254,459
2.95%, 04/01/31	225	203,074
		10,397,094
Energy - Alternate Sources — 0.0%
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88%, 07/25/29(c)	200	198,327
4.88%, 05/21/30(c)	200	197,201
Greenko Power II Ltd., 4.30%, 12/13/28(c)	144	137,398
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(c)	394	396,812
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/28(c)	200	198,724
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(c)	200	201,058
SK Battery America, Inc., 4.25%, 01/22/29(c)	400	395,095
TerraForm Power Operating LLC
4.75%, 01/15/30(b)	225	215,389
5.00%, 01/31/28(b)	210	207,913
		2,147,917
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 02/15/31(b)	180	163,978
ASG Finance DAC, 9.75%, 05/15/29(b)	200	175,212
Security	Par (000)	Value
Engineering & Construction (continued)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(c)	$200	$203,726
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	425	367,694
Chouzhou International Investment Ltd., 4.80%, 01/15/28(c)	200	200,267
Delhi International Airport Ltd., 6.45%, 06/04/29(c)	200	204,284
Dianjian Haiyu Ltd., 4.30%, 09/10/27(c)	200	199,232
Dycom Industries, Inc., 4.50%, 04/15/29(b)	167	162,198
Fluor Corp., 4.25%, 09/15/28	190	186,699
Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(b)	130	129,803
Hongkong International Qingdao Co. Ltd.
5.40%, 04/09/28(c)	200	201,109
5.75%, 09/12/27(c)	800	806,408
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(c)	400	408,842
Hubei United Development Investment Group Co. Ltd., 5.10%, 02/19/28(c)	200	200,784
IHS Holding Ltd., 6.25%, 11/29/28(c)	400	398,098
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	335	344,517
Jacobs Solutions, Inc., 4.75%, 03/03/31	215	210,295
Jinan Urban Construction International Investment Co. Ltd., 5.00%, 11/06/27(c)	200	200,364
MasTec, Inc.
4.50%, 08/15/28(b)	240	237,088
5.90%, 06/15/29	245	250,311
Mexico City Airport Trust, 3.88%, 04/30/28	200	194,809
Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28(b)	100	100,065
Sepco Virgin Ltd., 4.65%, (5-year CMT + 3.00%)(a)(c)(i)	200	199,312
Vinci SA, 3.75%, 04/10/29(b)	340	330,847
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)	145	142,725
Wuhan Metro Group Co. Ltd., 4.45%, 10/22/27(c)	200	199,455
Yongda Investment Ltd., 4.60%, 06/03/28(c)	200	199,241
Zhuji Development Ltd., 5.55%, 08/20/27(c)	200	201,349
		6,818,712
Entertainment — 0.2%
Affinity Interactive, 6.88%, 12/15/27(b)	179	86,700
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(c)	200	204,541
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(b)	170	164,307
Banijay Entertainment SAS, 8.13%, 05/01/29(b)	135	138,733
Brightstar Lottery PLC, 5.25%, 01/15/29(b)	200	197,530
Caesars Entertainment, Inc.
4.63%, 10/15/29(b)	390	371,144
7.00%, 02/15/30(b)	640	642,364
Churchill Downs, Inc.
4.75%, 01/15/28(b)	210	208,009
5.75%, 04/01/30(b)	370	369,024
6.75%, 05/01/31(b)	375	380,313
Cinemark USA, Inc., 5.25%, 07/15/28(b)	275	273,379
Flutter Treasury DAC
5.88%, 06/04/31(b)	285	281,859
6.38%, 04/29/29(b)	260	263,231
Genm Capital Labuan Ltd., 3.88%, 04/19/31(c)	400	358,567
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)	185	186,713
Jacobs Entertainment, Inc., 6.75%, 02/15/29(b)	155	152,685

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Light & Wonder International, Inc., 7.25%, 11/15/29(b)	$150	$152,588
Live Nation Entertainment, Inc.
3.75%, 01/15/28(b)	150	146,872
4.75%, 10/15/27(b)	345	343,335
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)	155	121,188
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	230	223,304
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(b)	230	239,149
11.88%, 04/15/31(b)	210	227,617
Motion Bondco DAC, 6.63%, 11/15/27(b)	145	137,440
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 08/01/30(b)	120	120,002
Penn Entertainment, Inc.
4.13%, 07/01/29(b)(g)	120	114,388
6.75%, 04/01/31(b)	205	205,606
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)	220	155,160
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(c)	400	359,467
8.45%, 07/27/30(b)	150	148,016
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(b)	200	200,910
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)	260	210,580
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(b)	230	223,827
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)	270	264,675
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(g)	185	177,711
6.50%, 10/01/28	50	50,028
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	139	138,260
Vail Resorts, Inc., 5.63%, 07/15/30(b)	175	174,345
WMG Acquisition Corp.
3.00%, 02/15/31(b)	15	13,727
3.75%, 12/01/29(b)	250	238,082
3.88%, 07/15/30(b)	280	263,689
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(b)	265	262,276
7.13%, 02/15/31(b)	310	324,775
		9,516,116
Environmental Control — 0.1%
Clean Harbors, Inc.
5.13%, 07/15/29(b)	80	79,076
6.38%, 02/01/31(b)	240	242,644
GFL Environmental Holdings U.S., Inc., 5.63%, 07/01/31(b)	255	247,626
GFL Environmental, Inc.
3.50%, 09/01/28(b)	270	262,657
4.00%, 08/01/28(b)	250	243,834
4.38%, 08/15/29(b)	175	168,348
4.75%, 06/15/29(b)	230	224,142
6.75%, 01/15/31(b)	315	319,000
Madison IAQ LLC
4.13%, 06/30/28(b)	230	225,264
5.88%, 06/30/29(b)	315	315,082
Security	Par (000)	Value
Environmental Control (continued)
Republic Services, Inc.
1.45%, 02/15/31	$215	$185,206
2.30%, 03/01/30	295	270,703
3.38%, 11/15/27	135	133,213
3.95%, 05/15/28	310	307,014
4.75%, 07/15/30	160	159,669
4.75%, 07/15/31	155	153,932
4.88%, 04/01/29	205	205,873
5.00%, 11/15/29	157	158,355
Reworld Holding Corp., 4.88%, 12/01/29(b)	235	223,317
Veralto Corp., 5.35%, 09/18/28	290	293,236
Waste Connections, Inc.
2.60%, 02/01/30	240	223,426
3.50%, 05/01/29	170	164,855
4.25%, 12/01/28	170	168,504
Waste Management, Inc.
1.15%, 03/15/28	155	147,090
1.50%, 03/15/31	230	198,459
2.00%, 06/01/29	145	135,124
3.15%, 11/15/27	375	369,084
3.88%, 01/15/29	180	176,792
4.50%, 03/15/28	310	310,100
4.63%, 02/15/30	245	244,092
4.65%, 03/15/30	250	249,060
4.88%, 02/15/29	315	316,702
4.95%, 07/03/31	10	10,035
		7,131,514
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	115	120,932
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(b)	475	447,150
4.88%, 02/15/30(b)	310	295,818
5.50%, 03/31/31(b)	225	216,424
6.50%, 02/15/28(b)	255	256,690
Almarai Sukuk Ltd., 4.45%, 09/24/30(c)	200	193,658
B&G Foods, Inc.
8.00%, 09/15/28(b)	265	259,373
11.00%, 06/15/31(b)(g)	150	133,108
Bimbo Bakeries USA, Inc., 6.05%, 01/15/29(c)	200	204,392
BRF SA, 4.88%, 01/24/30(c)	200	188,024
C&S Group Enterprises LLC, 5.00%, 12/15/28(b)	110	101,218
Campbell's Co.(The)
2.38%, 04/24/30	180	162,560
4.15%, 03/15/28	480	475,102
4.55%, 03/21/31	165	159,368
5.20%, 03/21/29	185	185,926
Cencosud SA, 5.95%, 05/28/31(c)	200	203,815
China Modern Dairy Holdings Ltd., 4.88%, 07/10/30(c)	200	195,414
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(b)	125	123,524
7.63%, 07/01/29(b)	150	154,865
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	200	184,496
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(b)	200	180,690
Conagra Brands, Inc.
1.38%, 11/01/27	380	364,379
4.85%, 11/01/28	365	364,061
5.00%, 08/01/30	190	187,841

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.40%, 08/01/31	$95	$94,893
7.00%, 10/01/28	178	185,257
8.25%, 09/15/30	15	16,635
Fiesta Purchaser, Inc., 7.88%, 03/01/31(b)	150	149,908
Flowers Foods, Inc., 2.40%, 03/15/31	160	137,718
General Mills, Inc.
2.88%, 04/15/30	200	185,948
4.20%, 04/17/28	415	411,747
4.88%, 01/30/30	240	239,383
5.50%, 10/17/28	225	228,852
Grupo Nutresa SA, 8.00%, 05/12/30(c)	600	633,368
Hershey Co.(The)
1.70%, 06/01/30	85	76,011
2.45%, 11/15/29	155	144,387
4.25%, 05/04/28	165	164,354
4.55%, 02/24/28	140	140,342
4.75%, 02/24/30	205	205,440
Hormel Foods Corp.
1.70%, 06/03/28	70	66,552
1.80%, 06/11/30	365	326,298
Indofood CBP Sukses Makmur Tbk PT, 3.40%, 06/09/31(c)	400	362,729
Ingles Markets, Inc., 4.00%, 06/15/31(b)	150	139,150
Ingredion, Inc., 2.90%, 06/01/30	155	144,122
J M Smucker Co.(The)
2.38%, 03/15/30	130	119,301
3.38%, 12/15/27	15	14,764
5.90%, 11/15/28	340	348,588
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, 02/02/29	105	100,457
JGSH Philippines Ltd., 4.13%, 07/09/30(c)	200	194,422
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	310	322,937
Kellanova
2.10%, 06/01/30	150	135,761
3.40%, 11/15/27	125	123,394
4.30%, 05/15/28	295	293,891
Series B, 7.45%, 04/01/31	160	176,554
Kraft Heinz Foods Co.
3.75%, 04/01/30	205	196,676
4.25%, 03/01/31	125	121,116
4.63%, 01/30/29	160	159,807
Kroger Co.(The)
1.70%, 01/15/31	200	174,291
2.20%, 05/01/30	340	308,599
3.70%, 08/01/27	25	24,817
4.50%, 01/15/29	375	373,073
7.50%, 04/01/31	30	33,186
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(b)	315	300,113
4.88%, 05/15/28(b)	150	148,866
Land O'Lakes Capital Trust I, 7.45%, 03/15/28(b)	80	81,595
MARB BondCo PLC, 3.95%, 01/29/31(c)	400	351,490
Mars, Inc.
3.20%, 04/01/30(b)	265	250,267
4.55%, 04/20/28(b)	385	385,113
4.60%, 03/01/28(b)	1,110	1,110,745
4.65%, 04/20/31(b)	100	98,967
4.80%, 03/01/30(b)	1,460	1,454,980
Security	Par (000)	Value
Food (continued)
McCormick & Co., Inc./MD
1.85%, 02/15/31	$5	$4,367
2.50%, 04/15/30	340	312,207
3.40%, 08/15/27	229	226,384
4.15%, 02/15/29	115	113,229
Minerva Luxembourg SA, 4.38%, 03/18/31(c)	400	350,629
Mondelez International, Inc.
1.50%, 02/04/31	10	8,635
2.75%, 04/13/30	380	352,751
4.13%, 05/07/28	150	148,745
4.25%, 05/06/28	205	203,788
4.50%, 05/06/30	225	221,805
4.75%, 02/20/29	190	190,255
Nestle Capital Corp.
4.20%, 03/18/31(b)	150	146,162
4.65%, 03/12/29(b)	225	224,800
Nestle Holdings, Inc.
1.00%, 09/15/27(b)	420	404,791
1.25%, 09/15/30(b)	535	466,229
1.50%, 09/14/28(b)	315	296,580
3.63%, 09/24/28(b)	395	388,203
4.13%, 10/01/27(b)	295	294,094
4.25%, 10/01/29(b)	245	242,019
4.95%, 03/14/30(b)	185	186,080
5.00%, 03/14/28(b)	280	282,491
5.00%, 09/12/28(b)	255	257,296
5.00%, 09/12/30(b)	355	358,969
Performance Food Group, Inc., 4.25%, 08/01/29(b)	330	319,042
Pilgrim's Pride Corp., 4.25%, 04/15/31	290	275,631
Post Holdings, Inc., 4.63%, 04/15/30(b)	435	418,990
Sigma Finance Netherlands BV, 4.88%, 03/27/28(c)	200	199,796
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	265	256,091
Smithfield Foods, Inc.
3.00%, 10/15/30(b)	40	36,390
5.20%, 04/01/29(b)	170	170,206
Sysco Corp.
2.40%, 02/15/30	190	173,854
4.40%, 07/25/31	110	106,260
5.10%, 09/23/30	250	250,123
5.75%, 01/17/29	205	209,293
5.95%, 04/01/30	340	349,392
Tyson Foods, Inc.
4.35%, 03/01/29	340	336,255
5.40%, 03/15/29	185	187,744
U.S. Foods, Inc.
4.63%, 06/01/30(b)	155	150,593
4.75%, 02/15/29(b)	295	290,762
6.88%, 09/15/28(b)	150	152,942
Ulker Biskuvi Sanayi A/S, 7.88%, 07/08/31(c)	200	202,773
United Natural Foods, Inc., 6.75%, 10/15/28(b)	112	112,054
		26,694,392
Food Service — 0.0%
Aramark Services, Inc., 5.00%, 02/01/28(b)	390	388,780
Sodexo, Inc.
2.72%, 04/16/31(b)	200	179,810
5.15%, 08/15/30(b)	215	214,559

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Service (continued)
TKC Holdings, Inc.
8.50%, 08/15/30(b)	$385	$393,810
12.00%, 02/15/31(b)	200	209,548
		1,386,507
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(b)	100	98,891
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	210	206,712
4.20%, 01/29/30(c)	200	186,230
4.25%, 04/30/29(c)	200	189,522
Domtar Corp., 6.75%, 10/01/28(b)	210	151,625
Georgia-Pacific LLC
2.30%, 04/30/30(b)	305	278,187
4.40%, 06/30/28(b)	135	134,348
4.40%, 05/15/29(b)	190	188,127
4.60%, 05/15/31(b)	100	98,108
7.75%, 11/15/29	187	203,332
8.88%, 05/15/31	125	145,454
Inversiones CMPC SA, 3.00%, 04/06/31(c)	200	173,923
Magnera Corp., 4.75%, 11/15/29(b)	150	139,847
Mercer International, Inc.
5.13%, 02/01/29	274	161,840
12.88%, 10/01/28(b)	98	43,581
Suzano Austria GmbH
2.50%, 09/15/28	165	156,173
4.00%, 01/15/31	400	373,457
5.00%, 01/15/30	300	293,982
6.00%, 01/15/29	525	532,313
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	105	108,140
		3,863,792
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88%, 06/01/31(b)	165	167,624
9.38%, 06/01/28(b)	90	92,027
9.50%, 06/01/30(b)	150	160,813
Atmos Energy Corp.
1.50%, 01/15/31	30	26,010
2.63%, 09/15/29	345	325,402
Boston Gas Co.
3.00%, 08/01/29(b)	185	174,992
3.15%, 08/01/27(b)	115	113,355
Brooklyn Union Gas Co.(The)
3.87%, 03/04/29(b)	145	141,305
4.63%, 08/05/27(b)	198	198,105
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	220	194,508
4.00%, 04/01/28	105	103,903
5.25%, 03/01/28	475	479,791
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	130	116,269
ENN Energy Holdings Ltd., 2.63%, 09/17/30(c)	200	181,899
Korea Gas Corp., 2.88%, 07/16/29(c)	200	190,690
National Fuel Gas Co.
2.95%, 03/01/31	25	22,647
4.75%, 09/01/28	85	84,911
4.75%, 05/15/29	185	183,700
5.50%, 03/15/30	205	207,022
NiSource, Inc.
1.70%, 02/15/31	225	194,927
2.95%, 09/01/29	220	208,340
3.60%, 05/01/30	360	343,428
Security	Par (000)	Value
Gas (continued)
4.75%, 05/18/31	$195	$192,625
5.20%, 07/01/29	206	208,398
5.25%, 03/30/28	465	469,355
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)	310	305,396
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	165	169,620
ONE Gas, Inc.
2.00%, 05/15/30	135	121,817
5.10%, 04/01/29	195	196,885
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	20	17,961
3.50%, 06/01/29	190	183,674
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(c)	200	188,511
Snam SpA, 5.00%, 05/28/30(b)	220	219,455
Southern California Gas Co., Series XX, 2.55%, 02/01/30	240	222,755
Southern Co. Gas Capital Corp.
6.05%, 09/15/56, (5-year CMT + 1.82%)(a)	150	149,236
Series 2020-A, 1.75%, 01/15/31	240	209,952
Series A, 4.05%, 09/15/28	110	108,632
Southwest Gas Corp.
2.20%, 06/15/30	150	135,258
3.70%, 04/01/28	100	98,396
5.45%, 03/23/28	100	101,009
5.80%, 12/01/27	65	65,801
Spire, Inc., 6.25%, 06/01/56, (5-year CMT + 2.56%)(a)	100	99,057
		7,375,461
Hand & Machine Tools — 0.0%
Kennametal, Inc., 2.80%, 03/01/31	10	8,995
Stanley Black & Decker, Inc.
2.30%, 03/15/30	285	259,737
4.25%, 11/15/28	180	178,281
6.00%, 03/06/28	215	219,312
		666,325
Health Care - Products — 0.4%
180 Medical, Inc., 3.88%, 10/15/29(b)	160	153,660
Abbott Laboratories
1.15%, 01/30/28	200	190,885
3.70%, 03/09/29	870	850,144
4.00%, 03/15/31	990	956,957
Agilent Technologies, Inc.
2.10%, 06/04/30	135	121,700
2.30%, 03/12/31	235	209,089
2.75%, 09/15/29	195	183,314
4.20%, 09/09/27	185	184,325
Alcon Finance Corp.
2.60%, 05/27/30(b)	245	225,207
3.00%, 09/23/29(b)	260	245,967
Augusta SpinCo Corp.
4.32%, 09/23/27	150	149,473
4.40%, 03/23/29	225	222,619
4.66%, 03/23/31	150	147,548
Avantor Funding, Inc.
3.88%, 11/01/29(b)	260	247,964
4.63%, 07/15/28(b)	480	473,442
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	420	431,358
Baxter International, Inc.
1.73%, 04/01/31	215	181,927
2.27%, 12/01/28	475	446,282

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
3.95%, 04/01/30	$200	$191,421
4.45%, 02/15/29	70	68,921
4.90%, 12/15/30	200	196,292
Boston Scientific Corp.
2.65%, 06/01/30	410	378,548
4.00%, 03/01/28	85	84,387
Dentsply Sirona, Inc.
3.25%, 06/01/30(g)	220	203,438
8.38%, 09/12/55, (5-year CMT + 4.38%)(a)	215	214,068
DH Europe Finance II SARL, 2.60%, 11/15/29	255	238,283
Edwards Lifesciences Corp., 4.30%, 06/15/28	330	327,913
Embecta Corp.
5.00%, 02/15/30(b)	150	115,962
6.75%, 02/15/30(b)	65	49,902
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	135	133,391
4.80%, 08/14/29	360	360,118
4.80%, 01/15/31	215	213,290
5.65%, 11/15/27	605	612,391
5.86%, 03/15/30	455	467,442
Medline Borrower LP/Medline Co-Issuer, Inc.
3.88%, 04/01/29(b)	1,400	1,355,334
5.00%, 06/15/31(b)	380	375,005
5.25%, 10/01/29(b)	805	797,783
6.25%, 04/01/29(b)	328	333,801
Medtronic Global Holdings SCA, 4.25%, 03/30/28	315	313,794
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	105	109,741
Revvity, Inc.
1.90%, 09/15/28	215	202,402
2.55%, 03/15/31	105	93,886
3.30%, 09/15/29	270	256,973
Smith & Nephew PLC, 2.03%, 10/14/30	330	291,736
Solventum Corp.
5.40%, 03/01/29	345	349,188
5.45%, 03/13/31	205	207,826
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	210	189,110
Stryker Corp.
1.95%, 06/15/30	250	224,563
3.65%, 03/07/28	330	325,157
4.25%, 09/11/29	395	389,761
4.70%, 02/10/28	255	255,368
4.85%, 12/08/28	175	175,606
4.85%, 02/10/30	375	374,797
Teleflex, Inc., 4.25%, 06/01/28(b)	165	161,804
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	305	287,126
2.60%, 10/01/29	345	323,891
4.20%, 03/01/31	10	9,721
4.22%, 02/12/31	365	355,220
4.80%, 11/21/27	229	230,200
4.98%, 08/10/30	250	251,502
5.00%, 01/31/29	400	403,632
Zimmer Biomet Holdings, Inc.
5.05%, 02/19/30	195	195,705
5.35%, 12/01/28	175	177,215
		18,495,475
Health Care - Services — 0.9%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(b)	145	142,294
5.50%, 07/01/28(b)	165	163,897
Security	Par (000)	Value
Health Care - Services (continued)
Adventist Health System/West, Series 2025, 4.74%, 12/01/30	$5	$4,914
Advocate Health & Hospitals Corp.
3.83%, 08/15/28	10	9,864
Series 2020, 2.21%, 06/15/30	80	72,638
AHP Health Partners, Inc., 5.75%, 07/15/29(b)	105	103,804
Ascension Health
Series 2025, 4.08%, 11/15/28	95	93,904
Series 2025, 4.29%, 11/15/30	175	171,052
Series B, 2.53%, 11/15/29	370	345,575
Banner Health
1.90%, 01/01/31	15	13,227
2.34%, 01/01/30	10	9,213
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	35	33,459
Series 2018, 4.30%, 07/01/28	65	64,387
Centene Corp.
2.45%, 07/15/28	780	740,054
2.50%, 03/01/31	740	644,182
3.00%, 10/15/30	725	652,425
3.38%, 02/15/30	665	615,872
4.25%, 12/15/27	394	392,484
4.63%, 12/15/29	1,135	1,099,497
Charles River Laboratories International, Inc.
3.75%, 03/15/29(b)	175	167,275
4.00%, 03/15/31(b)	150	140,011
4.25%, 05/01/28(b)	155	152,112
Charlotte Buyer, Inc., 8.00%, 06/30/31(b)	205	207,273
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	99,083
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(b)	230	204,896
5.25%, 05/15/30(b)	515	476,439
6.00%, 01/15/29(b)	195	192,296
6.13%, 04/01/30(b)	380	319,735
6.88%, 04/15/29(b)(g)	380	366,309
Cigna Group (The)
2.38%, 03/15/31	440	393,213
2.40%, 03/15/30	525	481,808
3.05%, 10/15/27	150	147,547
4.38%, 10/15/28	1,135	1,127,340
4.50%, 09/15/30	295	290,738
5.00%, 05/15/29	325	327,283
5.13%, 05/15/31	240	241,716
CommonSpirit Health
3.35%, 10/01/29	325	310,053
4.35%, 09/01/30	90	87,494
6.07%, 11/01/27	245	248,886
DaVita, Inc.
3.75%, 02/15/31(b)	470	433,737
4.63%, 06/01/30(b)	925	891,313
Elevance Health, Inc.
2.25%, 05/15/30	515	468,498
2.55%, 03/15/31	210	188,948
2.88%, 09/15/29	295	278,455
3.65%, 12/01/27	480	474,537
4.00%, 09/15/28	395	389,588
4.10%, 03/01/28	505	500,868
4.75%, 02/15/30	280	278,439
5.15%, 06/15/29	220	222,112
Encompass Health Corp.
4.50%, 02/01/28	120	118,707

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 04/01/31	$120	$115,352
4.75%, 02/01/30	255	249,543
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	150	152,674
Fresenius Medical Care U.S. Finance III, Inc.
2.38%, 02/16/31(b)	300	263,462
3.75%, 06/15/29(b)	155	149,823
HCA, Inc.
2.38%, 07/15/31	310	272,588
3.38%, 03/15/29	270	260,413
3.50%, 09/01/30	845	796,496
4.13%, 06/15/29	870	853,551
4.30%, 11/15/30	165	159,989
4.70%, 05/15/31	325	318,863
5.00%, 03/01/28	250	251,086
5.20%, 06/01/28	380	383,091
5.25%, 03/01/30	310	312,233
5.45%, 04/01/31	505	511,427
5.63%, 09/01/28	430	435,737
5.88%, 02/01/29	510	519,851
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	320	288,080
5.20%, 06/15/29(b)	100	100,492
HealthEquity, Inc., 4.50%, 10/01/29(b)	180	174,604
Humana, Inc.
3.13%, 08/15/29	155	147,298
3.70%, 03/23/29	265	257,000
4.88%, 04/01/30	220	218,281
5.38%, 04/15/31	510	512,213
5.75%, 03/01/28	420	425,897
5.75%, 12/01/28	155	157,865
ICON Investments Six DAC, 5.85%, 05/08/29	255	260,258
IQVIA, Inc.
5.70%, 05/15/28	225	227,947
6.25%, 02/01/29	430	441,864
6.50%, 05/15/30(b)	150	152,909
Kedrion SpA, 6.50%, 09/01/29(b)	250	246,714
Laboratory Corp. of America Holdings
2.70%, 06/01/31	10	8,999
2.95%, 12/01/29	205	193,221
3.60%, 09/01/27	50	49,495
4.35%, 04/01/30	205	200,924
LifePoint Health, Inc.
5.38%, 01/15/29(b)	150	142,572
9.88%, 08/15/30(b)	255	267,920
Molina Healthcare, Inc.
3.88%, 11/15/30(b)	220	203,236
4.38%, 06/15/28(b)	260	254,465
6.50%, 02/15/31(b)	265	267,451
MPH Acquisition Holdings LLC
5.75%, 12/31/30(b)(g)	285	219,452
11.50%, 12/31/30, (6.50 % Cash and 5.00 % PIK)(b)(h)	205	193,256
National Mentor Holdings, Inc., 10.50%, 12/15/30(b)	400	421,920
Option Care Health, Inc., 4.38%, 10/31/29(b)	150	144,001
PeaceHealth Obligated Group, 4.34%, 11/15/28	35	34,714
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(b)	135	131,948
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)	465	484,906
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	225	209,516
Security	Par (000)	Value
Health Care - Services (continued)
Quest Diagnostics, Inc.
2.80%, 06/30/31	$5	$4,529
2.95%, 06/30/30	230	214,073
4.20%, 06/30/29	175	172,385
4.60%, 12/15/27	165	165,071
4.63%, 12/15/29	195	193,869
Quorum Health Corp., 11.63%, 04/15/23(e)	100	—
Radiology Partners, Inc., 9.78%, 02/15/30, (9.78% PIK)(b)(h)	253	252,195
Rede D'or Finance SARL
4.50%, 01/22/30(c)	200	188,863
4.95%, 01/17/28(c)	200	197,395
Roche Holdings, Inc.
1.93%, 12/13/28(b)	640	602,687
3.63%, 09/17/28(b)	255	250,592
4.08%, 12/02/30(b)	190	184,635
4.20%, 09/09/29(b)	215	212,403
4.79%, 03/08/29(b)	315	316,430
4.91%, 03/08/31(b)	220	220,649
5.34%, 11/13/28(b)	380	386,484
5.49%, 11/13/30(b)	410	420,424
Rush System for Health Obligated Group, Series 2020, 3.92%, 11/15/29	15	14,579
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)	285	295,431
SSM Health Care Corp., 4.89%, 06/01/28	157	157,478
Star Parent, Inc., 9.00%, 10/01/30(b)	300	315,335
Sutter Health
Series 2018, 3.70%, 08/15/28	183	179,675
Series 20A, 2.29%, 08/15/30	10	9,052
Team Health Holdings, Inc.
8.38%, 06/30/28(b)	125	124,924
13.50%, 06/30/28, (9.00 % Cash and 4.50 % PIK)(b)(h)	250	255,245
Tenet Healthcare Corp.
4.25%, 06/01/29	525	509,087
4.38%, 01/15/30	465	448,397
4.63%, 06/15/28	200	198,105
5.13%, 11/01/27	450	449,732
6.13%, 10/01/28	490	490,371
6.13%, 06/15/30	725	730,592
6.75%, 05/15/31	390	397,934
Toledo Hospital (The), Series B, 5.33%, 11/15/28(g)	130	130,774
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(g)	315	293,636
UnitedHealth Group, Inc.
2.00%, 05/15/30	530	478,373
2.30%, 05/15/31	490	435,303
2.88%, 08/15/29	390	370,248
2.95%, 10/15/27	380	373,576
3.85%, 06/15/28	460	454,430
3.88%, 12/15/28	290	285,464
4.00%, 05/15/29	320	314,620
4.25%, 01/15/29	410	406,492
4.40%, 06/15/28	120	119,712
4.65%, 01/15/31	335	332,095
4.70%, 04/15/29	145	145,253
4.80%, 01/15/30	455	455,439
4.90%, 04/15/31	200	200,148
5.25%, 02/15/28	420	424,743
5.30%, 02/15/30	390	395,997

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Universal Health Services, Inc.
2.65%, 10/15/30	$265	$237,191
4.63%, 10/15/29	215	211,533
		43,268,696
Holding Companies - Diversified — 0.6%
Abu Dhabi Developmental Holding Co. PJSC
4.50%, 05/06/30(c)	200	195,124
5.38%, 05/08/29(c)	400	402,089
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(b)	265	261,237
Antares Holdings LP
6.50%, 02/08/29(b)	215	215,452
6.63%, 06/10/31(b)	250	248,536
7.95%, 08/11/28(b)	250	258,148
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	25	24,619
5.70%, 01/23/31(b)	250	243,304
5.88%, 08/30/30	190	186,835
6.70%, 07/29/31	250	252,832
6.90%, 04/13/29	280	286,294
Ares Capital Corp.
2.88%, 06/15/28	555	532,422
5.10%, 01/15/31	220	211,527
5.25%, 04/12/31	240	232,047
5.50%, 09/01/30	260	255,452
5.55%, 01/15/30	90	89,096
5.88%, 03/01/29	305	306,457
5.95%, 07/15/29	305	307,266
Ares Strategic Income Fund
4.85%, 01/15/29	100	98,011
5.15%, 01/15/31	150	142,608
5.45%, 09/09/28	125	124,206
5.55%, 04/15/31	225	216,779
5.60%, 02/15/30	270	264,537
5.70%, 03/15/28	380	379,983
5.80%, 09/09/30	195	190,925
6.35%, 08/15/29	230	231,562
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(g)	170	164,971
5.95%, 03/01/31	50	47,988
Barings BDC, Inc.
5.20%, 09/15/28	15	14,784
7.00%, 02/15/29	50	50,961
Barings Private Credit Corp., 6.15%, 06/11/30	125	122,927
Blackstone Private Credit Fund
4.00%, 01/15/29	275	263,447
4.95%, 09/26/27	75	74,788
5.05%, 09/10/30	265	253,040
5.25%, 04/01/30	125	120,708
5.35%, 03/12/31	205	196,062
5.60%, 11/22/29	185	181,871
5.95%, 07/16/29	290	289,750
5.95%, 05/15/31(g)	230	225,076
6.25%, 01/25/31	30	29,846
7.30%, 11/27/28	155	160,204
Blackstone Secured Lending Fund
2.85%, 09/30/28	200	188,676
5.13%, 01/31/31	210	199,532
5.25%, 09/04/29	100	98,379
5.30%, 06/30/30	180	174,356
5.35%, 04/13/28	280	278,779
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.88%, 11/15/27	$120	$120,891
5.90%, 05/21/31	170	165,381
Blue Owl Capital Corp.
2.88%, 06/11/28	275	261,053
5.95%, 03/15/29	330	329,105
6.20%, 07/15/30(g)	85	84,145
6.30%, 08/15/31	60	59,189
Blue Owl Credit Income Corp.
5.80%, 03/15/30	345	334,929
6.60%, 09/15/29	250	250,806
6.65%, 03/15/31	250	248,296
7.75%, 09/16/27	210	214,293
7.75%, 01/15/29	200	205,849
7.95%, 06/13/28	230	236,955
Blue Owl Technology Finance Corp.
6.10%, 03/15/28	190	190,086
6.13%, 01/23/31(g)	125	120,175
6.50%, 10/15/29(g)	105	103,710
6.75%, 04/04/29(g)	220	219,939
Bright Galaxy International Ltd., 6.30%, 04/20/29(c)	200	203,684
Capital Southwest Corp., 5.95%, 09/18/30(g)	90	89,161
Carlyle Secured Lending, Inc.
5.75%, 02/15/31	100	94,803
6.75%, 02/18/30(g)	100	99,959
CFAMC III Co. Ltd., 4.25%, 11/07/27(c)	200	198,275
CFAMC IV Co. Ltd., 4.50%, 05/29/29(c)	400	394,460
CITIC Ltd., 2.85%, 02/25/30(c)	200	188,032
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	20	19,699
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(b)	230	217,561
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	290	282,646
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	309	294,538
Fairfax India Holdings Corp., 5.00%, 02/26/28(c)	250	240,506
Franklin BSP Capital Corp.
6.00%, 10/02/30(b)	75	72,600
7.20%, 06/15/29	135	137,801
FS KKR Capital Corp.
3.13%, 10/12/28	275	258,758
6.13%, 01/15/30(g)	235	229,073
6.13%, 01/15/31(g)	120	115,557
6.88%, 08/15/29	210	210,879
7.88%, 01/15/29	145	149,055
Gaci First Investment Co.
4.75%, 02/14/30(c)	400	392,602
4.88%, 05/14/29(c)	800	792,794
5.00%, 10/13/27(c)	400	399,734
5.00%, 01/29/29(c)	600	596,819
5.25%, 01/29/30(c)	1,000	997,375
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	65	63,387
5.65%, 09/09/30(g)	80	78,086
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	75	74,548
5.38%, 01/31/29	50	49,562
5.88%, 05/06/28(g)	75	75,442
5.88%, 01/31/31(g)	290	284,387
6.15%, 06/16/31(b)(g)	230	226,852
6.25%, 05/06/30	215	216,469

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Golub Capital BDC, Inc.
6.00%, 07/15/29	$250	$250,218
6.25%, 06/01/31	160	157,604
7.05%, 12/05/28	220	225,677
Golub Capital Private Credit Fund
5.45%, 08/15/28	65	64,519
5.60%, 04/15/31(b)	175	167,000
5.80%, 09/12/29	165	162,946
5.88%, 05/01/30	120	117,666
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	225	228,675
8.00%, 06/01/56, (5-year CMT + 4.30%)(a)	150	157,211
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)(g)	15	13,916
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	215	187,480
5.25%, 05/15/27	8	7,845
9.00%, 06/15/30	275	262,132
9.75%, 01/15/29	210	209,121
10.00%, 11/15/29(b)	320	320,336
Ittihad International II Ltd., 7.38%, 11/13/30(c)	200	200,043
Khazanah Global Sukuk Bhd
4.48%, 09/05/29(c)	200	198,447
4.69%, 06/01/28(c)	400	399,808
Magellan Capital Holdings PLC, 8.38%, 07/08/29, (1-year CMT + 4.23%)(a)(c)	200	202,221
Main Street Capital Corp.
5.40%, 08/15/28	115	114,722
6.95%, 03/01/29	90	92,466
MDGH GMTN RSC Ltd.
2.50%, 06/03/31(c)	200	176,475
2.88%, 11/07/29(c)	400	372,754
2.88%, 05/21/30(c)	200	184,042
3.75%, 04/19/29(c)	200	192,829
4.50%, 11/07/28(c)	200	197,887
Morgan Stanley Direct Lending Fund
6.00%, 05/19/30	130	128,176
6.15%, 05/17/29	205	206,202
MSD Investment Corp.
6.13%, 02/05/31(b)	125	121,085
6.25%, 05/31/30	150	147,544
6.38%, 06/12/29(b)	45	44,921
New Mountain Finance Corp.
6.20%, 10/15/27	115	115,299
6.88%, 02/01/29(g)	115	114,912
North Haven Private Income Fund LLC
5.13%, 09/25/28(b)	75	73,122
5.75%, 02/01/30	110	106,643
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	95	95,026
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(g)	120	118,773
7.10%, 02/15/29(g)	125	126,820
Oaktree Strategic Credit Fund
6.19%, 07/15/30(g)	125	123,945
6.50%, 07/23/29	175	176,182
8.40%, 11/14/28	160	167,807
Prospect Capital Corp., 3.44%, 10/15/28(g)	120	112,414
Rongshi International Finance Ltd., 3.75%, 05/21/29(c)	200	194,394
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Sixth Street Lending Partners
5.75%, 01/15/30	$215	$212,573
6.13%, 07/15/30	245	244,677
6.50%, 03/11/29	210	213,253
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29	135	136,027
6.95%, 08/14/28	170	174,331
SMIC SG Holdings Pte. Ltd., 5.38%, 07/24/29(c)	200	200,553
Stena International SA
7.25%, 01/15/31(b)	265	270,200
7.63%, 02/15/31(b)	200	206,205
Suci Second Investment Co.
4.38%, 09/10/27(c)	400	398,209
5.17%, 03/05/31(c)	600	594,732
6.00%, 10/25/28(c)	800	815,590
T Rowe Price Oha Select Private Credit Fund, 6.50%, 07/02/31(b)	100	98,590
Temasek Financial I Ltd.
3.63%, 08/01/28(b)	500	492,558
3.75%, 08/20/27(b)	250	248,314
Trinity Capital, Inc., 7.00%, 05/21/31	5	5,021
Turkiye Varlik Fonu Yonetimi A/S, 8.25%, 02/14/29(c)	200	206,506
TVF Varlik Kiralama A/S, 6.95%, 01/23/30(c)	400	400,082
		32,138,125
Home Builders — 0.1%
Adams Homes, Inc., 9.25%, 10/15/28(b)	113	116,343
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(b)	120	115,312
4.63%, 04/01/30(b)	130	123,526
Beazer Homes USA, Inc.
7.25%, 10/15/29	100	101,318
7.50%, 03/15/31(b)	65	65,324
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(b)	160	149,123
5.00%, 06/15/29(b)	100	94,920
6.25%, 09/15/27(b)	205	205,204
Century Communities, Inc., 3.88%, 08/15/29(b)	160	151,802
DR Horton, Inc.
1.40%, 10/15/27	145	139,726
4.85%, 10/15/30	150	149,334
Dream Finders Homes, Inc.
6.88%, 09/15/30(b)	100	97,625
8.25%, 08/15/28(b)	110	112,139
Empire Communities Corp., 9.75%, 05/01/29(b)	145	149,349
Forestar Group, Inc., 5.00%, 03/01/28(b)	93	92,273
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(b)	135	137,757
KB Home
4.00%, 06/15/31	125	115,412
4.80%, 11/15/29	100	97,074
7.25%, 07/15/30	150	152,212
Lennar Corp.
4.75%, 11/29/27	377	377,338
5.20%, 07/30/30	162	162,797
LGI Homes, Inc.
4.00%, 07/15/29(b)	85	78,750
8.75%, 12/15/28(b)	135	138,590
M/I Homes, Inc.
3.95%, 02/15/30	100	94,192
4.95%, 02/01/28	167	165,569

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Mattamy Group Corp., 4.63%, 03/01/30(b)	$200	$191,547
Meritage Homes Corp., 3.88%, 04/15/29(b)	155	149,975
New Home Co., Inc.(The)
8.50%, 11/01/30(b)	155	158,274
9.25%, 10/01/29(b)	95	96,389
NVR, Inc., 3.00%, 05/15/30	315	293,041
PulteGroup, Inc., 4.25%, 03/01/31	135	130,848
Sekisui House Ltd., 4.70%, 02/23/30	400	397,184
Sekisui House U.S., Inc., 3.85%, 01/15/30	120	113,623
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	135	133,118
4.75%, 04/01/29	80	77,764
STL Holding Co. LLC, 8.75%, 02/15/29(b)	85	88,072
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(b)	140	139,689
5.75%, 01/15/28(b)	215	217,148
Thor Industries, Inc., 4.00%, 10/15/29(b)	170	160,291
Toll Brothers Finance Corp.
3.80%, 11/01/29	160	154,362
4.35%, 02/15/28	60	59,649
Tri Pointe Homes, Inc., 5.70%, 06/15/28	105	105,063
Winnebago Industries, Inc., 6.25%, 07/15/28(b)	32	31,976
		6,081,022
Home Furnishings — 0.0%
Arcelik A/S, 8.50%, 09/25/28(c)	200	206,022
FXI Holdings, Inc.
11.00%, 11/15/30(b)	274	225,693
14.00%, 11/15/29, (16.00% PIK)(b)(h)	177	42,333
Leggett & Platt, Inc.
3.50%, 11/15/27	175	171,606
4.40%, 03/15/29	215	209,107
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	200	190,290
Somnigroup International, Inc., 4.00%, 04/15/29(b)	250	240,705
Sony Group Corp., 4.66%, 06/30/31	170	168,016
Vestel Elektronik Sanayi ve Ticaret A/S, 9.75%, 05/15/29(c)	200	54,726
Whirlpool Corp.
2.40%, 05/15/31	115	84,647
4.75%, 02/26/29	215	200,868
6.13%, 06/15/30	225	204,615
7.50%, 07/01/31(b)	125	124,218
		2,122,846
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(b)	170	160,108
Avery Dennison Corp.
2.65%, 04/30/30	150	138,016
4.88%, 12/06/28	130	130,290
Church & Dwight Co., Inc., 3.15%, 08/01/27	250	246,930
Clorox Co.(The)
1.80%, 05/15/30	190	169,385
3.10%, 10/01/27	95	93,394
3.90%, 05/15/28	270	266,260
4.40%, 05/01/29	200	197,738
4.70%, 05/15/31	170	167,221
Kimberly-Clark Corp.
1.05%, 09/15/27	225	217,347
3.10%, 03/26/30	285	269,226
3.20%, 04/25/29	255	245,508
3.95%, 11/01/28	185	182,911
Security	Par (000)	Value
Household Products & Wares (continued)
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(c)	$200	$179,188
		2,663,522
Housewares — 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(b)	255	127,824
Central Garden & Pet Co.
4.13%, 10/15/30	155	146,650
4.13%, 04/30/31(b)	170	158,565
5.13%, 02/01/28	85	84,857
Newell Brands, Inc.
6.38%, 09/15/27	150	150,967
6.38%, 05/15/30(g)	230	232,371
6.63%, 09/15/29	165	167,016
8.50%, 06/01/28(b)	475	495,921
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31	160	148,653
4.50%, 10/15/29(g)	120	117,504
		1,830,328
Insurance — 1.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	120	137,977
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(b)	225	209,529
6.00%, 08/01/29(b)	155	139,970
7.50%, 11/06/30(b)	385	372,546
8.25%, 02/01/29(b)	287	275,142
8.50%, 06/15/29(b)	160	152,643
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	295	295,278
Aflac, Inc., 3.60%, 04/01/30	360	344,865
AIA Group Ltd.
3.38%, 04/07/30(b)	300	287,099
3.60%, 04/09/29(b)	315	307,481
5.63%, 10/25/27(b)	500	506,047
Alleghany Corp., 3.63%, 05/15/30	165	158,044
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(b)	255	252,064
5.88%, 11/01/29(b)	175	172,481
6.75%, 04/15/28(b)	490	492,623
7.00%, 01/15/31(b)	550	558,414
Allstate Corp.(The)
1.45%, 12/15/30	205	177,158
5.05%, 06/24/29	220	221,788
American International Group, Inc.
3.40%, 06/30/30	150	141,689
4.85%, 05/07/30	160	159,810
Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(a)	120	120,370
American National Global Funding
4.63%, 12/15/28(b)	155	153,160
4.88%, 01/23/31(b)	150	146,063
5.00%, 06/22/29(b)	155	153,779
5.25%, 06/03/30(b)	150	148,876
5.55%, 01/28/30(b)	190	190,935
American National Group, Inc.
5.75%, 10/01/29	170	172,137
7.00%, 12/01/55, (5-year CMT + 3.18%)(a)	150	144,284
AmFam Holdings, Inc., 2.81%, 03/11/31(b)	100	87,765

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
AmWINS Group, Inc.
4.88%, 06/30/29(b)	$255	$245,600
6.38%, 02/15/29(b)	225	226,203
Aon Corp.
2.80%, 05/15/30	405	375,083
3.75%, 05/02/29	250	243,126
4.50%, 12/15/28	165	164,209
Aon North America, Inc.
5.15%, 03/01/29	365	368,060
5.30%, 03/01/31	270	272,829
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(b)	245	248,252
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)	455	461,746
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.13%, 06/01/48, (5-year CMT + 3.27%)(a)(c)	200	199,175
Arthur J Gallagher & Co.
4.60%, 12/15/27	165	165,024
4.85%, 12/15/29	270	270,094
Ascot Group Ltd.
4.25%, 12/15/30(b)	200	187,618
6.35%, 06/15/35, (5-year CMT + 2.38%)(a)(c)	100	99,646
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	5	5,091
Assurant, Inc.
3.70%, 02/22/30	140	133,190
4.90%, 03/27/28	150	149,951
7.00%, 03/27/48, (3-mo. SOFR US + 4.40%)(a)	120	121,848
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	5	4,594
6.13%, 09/15/28	125	128,177
Athene Global Funding
1.99%, 08/19/28(b)	375	352,415
2.45%, 08/20/27(b)	75	72,992
2.50%, 03/24/28(b)	265	254,258
2.55%, 11/19/30(b)	305	270,775
2.67%, 06/07/31(b)	200	175,734
2.72%, 01/07/29(b)	175	164,931
4.72%, 10/08/29(b)	205	201,643
4.83%, 05/09/28(b)	170	169,567
5.03%, 07/17/30(b)	365	359,876
5.13%, 06/01/29(b)	75	74,896
5.38%, 01/07/30(b)	285	284,084
5.58%, 01/09/29(b)	350	352,969
Athene Holding Ltd.
3.50%, 01/15/31	25	23,192
4.13%, 01/12/28	515	509,283
6.15%, 04/03/30	155	159,512
Axis Specialty Finance LLC
3.90%, 07/15/29	240	233,229
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	75	73,370
Axis Specialty Finance PLC, 4.00%, 12/06/27	290	287,167
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	175	176,591
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	260	229,342
1.85%, 03/12/30	180	163,696
Brighthouse Financial Global Funding
2.00%, 06/28/28(b)(g)	170	160,051
5.65%, 06/10/29(b)	185	186,003
Brighthouse Financial, Inc., 5.63%, 05/15/30(g)	155	155,950
Security	Par (000)	Value
Insurance (continued)
Broadstreet Partners Group LLC, 5.88%, 04/15/29(b)	$230	$225,033
Brown & Brown, Inc.
2.38%, 03/15/31	240	211,547
4.50%, 03/15/29	185	182,551
4.70%, 06/23/28	190	189,593
4.90%, 06/23/30	255	252,742
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.23%)(a)(c)	600	607,356
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.07%)(a)(c)(i)	800	819,922
Chubb INA Holdings LLC
1.38%, 09/15/30	370	322,220
4.65%, 08/15/29	230	229,546
Cincinnati Financial Corp., 6.92%, 05/15/28	130	135,011
CNA Financial Corp.
2.05%, 08/15/30	160	142,555
3.45%, 08/15/27	260	257,185
3.90%, 05/01/29	165	160,678
CNO Financial Group, Inc., 5.25%, 05/30/29	160	160,180
CNO Global Funding
2.65%, 01/06/29(b)	225	212,559
4.38%, 09/08/28(b)	55	54,291
4.70%, 12/11/30(b)	140	136,476
4.88%, 12/10/27(b)	245	244,763
4.95%, 09/09/29(b)	280	278,738
5.20%, 06/11/31(b)	120	119,012
Constellation Global Funding
4.85%, 10/22/30(b)	190	184,695
5.70%, 08/05/31	95	94,715
Constellation Insurance, Inc.
6.63%, 05/01/31(b)	50	49,074
6.80%, 01/24/30(b)	140	138,940
Corebridge Financial, Inc.
3.85%, 04/05/29	445	433,271
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)	285	288,370
Corebridge Global Funding
4.25%, 08/21/28(b)	140	138,329
4.45%, 10/02/30(b)	180	175,252
4.55%, 02/26/30(b)(d)(f)	250	244,140
4.65%, 08/20/27(b)(g)	255	255,179
4.80%, 05/29/29(b)	195	194,287
4.85%, 06/06/30(b)	210	207,991
4.90%, 01/07/28(b)	220	220,618
4.90%, 12/03/29(b)	225	223,939
5.20%, 01/12/29(b)	145	145,797
5.20%, 06/24/29(b)	135	135,824
5.90%, 09/19/28(b)	195	198,920
CRC Insurance Group LLC, 7.13%, 06/01/31(b)	1,050	1,048,576
Empower Finance 2020 LP
1.36%, 09/17/27(b)	35	33,694
1.78%, 03/17/31(b)	25	21,584
Enstar Group Ltd., 4.95%, 06/01/29	190	188,772
Equitable Financial Life Global Funding
1.40%, 08/27/27(b)(g)	50	48,290
1.80%, 03/08/28(b)	360	343,377
4.88%, 11/19/27(b)	195	195,218
5.00%, 03/27/30(b)	245	243,874
5.45%, 03/03/28(b)	315	317,669
Equitable Holdings, Inc.
4.35%, 04/20/28	418	415,145

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.57%, 02/15/29(b)	$120	$118,425
Essent Group Ltd., 6.25%, 07/01/29	165	169,706
F&G Annuities & Life, Inc.
6.50%, 06/04/29	215	219,219
7.40%, 01/13/28	210	215,146
F&G Global Funding
2.00%, 09/20/28(b)	110	102,637
4.50%, 01/09/29(b)	270	265,367
4.65%, 09/08/28(b)	190	187,649
5.88%, 01/16/30(b)(g)	150	150,597
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	200	197,208
4.85%, 04/17/28	240	240,048
Farmers Exchange Capital, 7.05%, 07/15/28(b)	105	108,221
Fidelity National Financial, Inc.
2.45%, 03/15/31	200	176,103
3.40%, 06/15/30	230	214,743
4.50%, 08/15/28	145	144,001
First American Financial Corp., 4.00%, 05/15/30	105	100,450
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	565	522,040
Fortitude Global Funding
4.63%, 10/06/28(b)	135	133,457
5.50%, 06/12/31(b)	95	94,535
Fortitude Group Holdings LLC, 6.25%, 04/01/30(b)	225	229,012
FWD Group Holdings Ltd.
5.25%, 09/22/30(b)	200	198,083
7.64%, 07/02/31(c)	200	215,954
GA Global Funding Trust
1.95%, 09/15/28(b)	30	28,147
4.40%, 09/23/27(b)	190	189,205
4.50%, 09/18/30(b)	220	211,261
5.40%, 01/13/30(b)	250	249,228
5.50%, 01/08/29(b)	350	352,733
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	205	181,875
4.40%, 10/15/29(b)	175	168,864
7.25%, 03/01/56, (5-year CMT + 3.55%)(a)(b)	265	253,892
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(b)	200	199,657
Globe Life, Inc.
2.15%, 08/15/30	110	98,688
4.55%, 09/15/28	225	224,123
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(b)	70	69,141
Guardian Life Global Funding
1.25%, 11/19/27(b)	65	62,425
1.63%, 09/16/28(b)	70	65,785
4.18%, 09/26/29(b)	245	240,328
4.33%, 10/06/30(b)	230	224,151
4.40%, 12/11/30(b)	220	215,144
4.75%, 07/16/29(b)	160	159,577
4.80%, 04/28/30(b)	220	218,633
4.81%, 06/01/31(b)	125	123,651
5.55%, 10/28/27(b)	415	420,012
5.74%, 10/02/28(b)	125	127,686
Hanover Insurance Group, Inc. (The), 2.50%, 09/01/30	100	90,458
Hanwha Life Insurance Co. Ltd., 6.30%, 06/24/55, (5-year CMT + 2.29%)(a)(c)	400	408,642
Hartford Insurance Group, Inc., 2.80%, 08/19/29	210	197,987
Horace Mann Educators Corp.
4.70%, 10/01/30	110	108,016
Security	Par (000)	Value
Insurance (continued)
7.25%, 09/15/28	$80	$83,411
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(b)	305	302,166
HUB International Ltd.
5.63%, 12/01/29(b)	195	194,814
7.25%, 06/15/30(b)	1,030	1,061,299
Jackson National Life Global Funding
3.05%, 06/21/29(b)(g)	55	51,837
4.55%, 09/09/30(b)	240	233,416
4.60%, 10/01/29(b)	235	231,601
4.70%, 06/05/28(b)	160	159,274
5.25%, 04/12/28(b)	175	175,541
5.25%, 06/16/31(b)	180	178,740
5.35%, 01/13/30(b)	180	180,189
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(b)	230	237,730
Kemper Corp., 2.40%, 09/30/30	105	91,411
Liberty Mutual Group, Inc., 4.57%, 02/01/29(b)	340	336,895
Lincoln Financial Global Funding
4.20%, 01/12/29(b)	115	112,919
4.63%, 05/28/28(b)	170	169,378
4.63%, 08/18/30(b)	255	249,792
4.95%, 05/21/31(b)	205	202,147
5.30%, 01/13/30(b)	210	210,873
Lincoln National Corp.
2.33%, 08/15/30	170	152,963
3.05%, 01/15/30	205	192,285
3.40%, 01/15/31	165	153,634
3.80%, 03/01/28	190	187,298
Loews Corp., 3.20%, 05/15/30	185	174,238
Markel Group, Inc., 3.35%, 09/17/29	140	133,710
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	275	247,026
4.38%, 03/15/29	505	500,841
4.55%, 11/08/27	265	264,957
4.65%, 03/15/30	400	397,316
MassMutual Global Funding II
1.55%, 10/09/30(b)	305	265,727
4.00%, 01/22/29(b)	210	206,323
4.45%, 03/27/28(b)	230	229,555
4.55%, 05/07/30(b)	250	246,554
4.70%, 04/01/31(b)	200	197,529
4.85%, 01/17/29(b)	210	210,421
4.95%, 01/10/30(b)	270	270,033
5.05%, 12/07/27(b)	410	413,099
5.05%, 06/14/28(b)	280	282,178
5.15%, 05/30/29(b)	190	191,751
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.15%)(a)(b)	360	359,708
Met Tower Global Funding
4.00%, 10/01/27(b)	150	149,107
4.00%, 01/14/29(b)	150	147,378
4.20%, 09/16/30(b)	155	150,408
4.80%, 01/14/28(b)	150	150,399
5.25%, 04/12/29(b)	155	156,875
MetLife, Inc., 4.55%, 03/23/30	475	471,887
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	255	220,646
2.95%, 04/09/30(b)	300	279,881
3.00%, 09/19/27(b)	250	245,856

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.05%, 06/17/29(b)	$150	$143,068
3.30%, 03/21/29(b)	160	154,182
4.15%, 08/25/28(b)	200	197,960
4.25%, 04/13/28(b)	210	208,683
4.30%, 08/25/29(b)	150	147,771
4.35%, 01/12/31(b)(g)	300	292,783
4.85%, 01/08/29(b)	265	265,825
4.90%, 01/09/30(b)	180	179,606
5.05%, 01/06/28(b)	200	201,201
5.40%, 09/12/28(b)	185	187,640
MGIC Investment Corp., 5.25%, 08/15/28	330	329,541
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.26%)(a)(b)(i)	200	197,500
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(b)	90	89,451
4.55%, 01/13/31(b)	135	131,895
4.75%, 10/15/29(b)	130	129,105
5.00%, 04/01/30(b)	150	149,933
5.45%, 12/12/28(b)	245	247,929
Nassau Companies of New York (The), 7.88%, 07/15/30(b)	125	117,615
New York Life Global Funding
1.20%, 08/07/30(b)	380	329,768
3.00%, 01/10/28(b)	395	386,562
3.90%, 10/01/27(b)	280	277,964
4.05%, 02/02/29(b)	160	157,431
4.15%, 07/25/28(b)	155	153,784
4.20%, 04/20/29(b)	165	162,795
4.25%, 01/09/31(b)	150	146,280
4.40%, 12/13/27(b)(g)	95	94,923
4.40%, 04/25/28(b)	150	149,503
4.60%, 12/05/29(b)	205	203,873
4.60%, 06/03/30(b)	325	321,677
4.70%, 01/29/29(b)	310	309,701
4.85%, 01/09/28(b)	510	512,038
4.90%, 06/13/28(b)	300	301,442
5.00%, 06/06/29(b)(g)	160	161,129
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.65%)(a)(b)	400	354,784
3.40%, 01/23/50, (5-year CMT + 2.61%)(a)(b)	355	331,700
4.00%, 09/19/47, (5-year USD ICE Swap + 2.88%)(a)(b)	200	198,010
4.75%, 04/02/31(b)	470	464,178
NLG Global Funding
4.35%, 09/15/30(b)	50	48,623
5.40%, 01/23/30(b)	190	191,826
NMI Holdings, Inc., 6.00%, 08/15/29	125	126,904
Northwestern Mutual Global Funding
1.70%, 06/01/28(b)	200	189,812
3.30%, 04/04/29(b)	130	125,409
4.11%, 09/12/27(b)(g)	220	219,099
4.13%, 08/25/28(b)	120	118,779
4.30%, 01/13/31(b)	225	219,426
4.35%, 09/15/27(b)	160	159,743
4.40%, 03/30/29(b)	40	39,693
4.49%, 03/21/28(b)(g)	230	229,722
4.60%, 06/03/30(b)	200	197,826
4.71%, 01/10/29(b)	195	194,886
4.74%, 06/30/31(b)	165	163,092
4.90%, 06/12/28(b)	175	175,954
4.96%, 01/13/30(b)	215	215,415
Security	Par (000)	Value
Insurance (continued)
5.16%, 05/28/31(b)	$215	$216,858
Pacific Life Global Funding II
1.45%, 01/20/28(b)	160	152,939
1.60%, 09/21/28(b)	80	74,880
4.30%, 04/27/29(b)	100	98,648
4.38%, 02/03/31(b)	130	127,093
4.45%, 05/01/28(b)	215	214,229
4.50%, 08/28/29(b)	150	148,261
4.85%, 02/10/30(b)	155	154,449
4.90%, 04/04/28(b)	300	301,012
4.90%, 01/11/29(b)	85	85,109
4.95%, 08/04/31(b)	195	194,135
5.50%, 07/18/28(b)	380	385,836
PartnerRe Finance B LLC, 3.70%, 07/02/29	295	285,098
Peak RE Bvi Holding Ltd., 5.63%, (5-year CMT + 3.00%)(a)(c)(i)	200	197,620
Pricoa Global Funding I
4.35%, 11/25/30(b)	150	146,216
4.40%, 08/27/27(b)	170	170,025
4.70%, 05/28/30(b)	215	212,871
5.00%, 05/27/31(b)	200	198,925
5.10%, 05/30/28(b)	375	377,758
Principal Financial Group, Inc.
2.13%, 06/15/30	200	179,948
3.70%, 05/15/29	140	135,976
4.11%, 02/15/28(b)	185	183,385
Principal Life Global Funding II
1.50%, 08/27/30(b)	155	134,621
1.63%, 11/19/30(b)	150	129,977
2.50%, 09/16/29(b)	155	144,309
4.25%, 08/18/28(b)	45	44,496
4.45%, 01/13/31(b)	255	248,905
4.60%, 08/19/27(b)	250	250,482
4.65%, 05/18/29(b)	310	308,003
4.80%, 01/09/28(b)	140	140,285
4.95%, 11/27/29(b)	150	149,782
5.10%, 01/25/29(b)	200	201,159
5.50%, 06/28/28(b)	255	258,125
Progressive Corp.(The)
3.20%, 03/26/30	140	132,404
4.00%, 03/01/29	290	285,677
4.60%, 03/26/31	170	167,683
6.63%, 03/01/29	45	47,135
Protective Life Corp.
3.40%, 01/15/30(b)	165	155,705
4.30%, 09/30/28(b)	130	128,400
4.70%, 01/15/31(b)	195	190,583
Protective Life Global Funding
1.74%, 09/21/30(b)	250	219,278
1.90%, 07/06/28(b)	50	47,374
4.16%, 01/15/29(b)	25	24,570
4.34%, 09/13/27(b)	150	149,499
4.77%, 12/09/29(b)	210	208,299
4.80%, 06/05/30(b)	155	153,592
4.82%, 07/16/29(b)	150	149,549
4.83%, 04/14/31(b)	150	148,059
5.22%, 06/12/29(b)	150	151,148
5.47%, 12/08/28(b)	180	182,576
5.76%, 07/05/30(b)	220	225,706
Prudential Financial, Inc.
2.10%, 03/10/30(g)	180	164,652

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	$225	$207,462
3.88%, 03/27/28	525	519,840
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	185	182,696
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	235	234,925
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.52%)(a)(c)	400	381,508
3.13%, 04/14/30	305	286,981
Reinsurance Group of America, Inc.
3.15%, 06/15/30	235	219,186
3.90%, 05/15/29	265	258,042
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	140	135,446
RGA Global Funding
2.70%, 01/18/29(b)	145	137,359
4.35%, 08/25/28(b)	105	103,928
4.60%, 11/25/30(b)	165	161,217
5.10%, 05/26/31(b)	130	129,516
5.25%, 01/09/30(b)	185	185,774
5.45%, 05/24/29(b)	245	248,047
5.50%, 01/11/31(b)	250	253,664
6.00%, 11/21/28(b)	150	153,489
Ryan Specialty LLC, 4.38%, 02/01/30(b)	120	116,050
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	210	209,236
Sammons Financial Group Global Funding
4.80%, 12/12/30(b)	130	127,254
4.95%, 06/12/30(b)	150	148,194
5.05%, 01/10/28(b)	200	200,369
5.10%, 12/10/29(b)	245	244,692
5.10%, 06/22/31(b)	140	138,132
Sammons Financial Group, Inc., 3.35%, 04/16/31(b)	250	228,351
SBL Holdings, Inc., 5.00%, 02/18/31(b)(g)	220	196,135
SiriusPoint Ltd., 7.00%, 04/05/29	125	129,659
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.75%)(a)(b)	275	249,231
4.00%, 09/14/77(a)(b)	485	479,641
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(a)(b)	225	223,038
Tongyang Life Insurance Co. Ltd., 6.25%, 05/07/35, (5-year CMT + 2.40%)(a)(c)	200	204,552
Travelers Companies, Inc. (The), 4.95%, 07/24/31	200	199,844
Unum Group, 4.00%, 06/15/29	120	117,140
Western-Southern Global Funding
4.25%, 01/29/29(b)	105	103,394
4.50%, 07/16/28(b)	85	84,407
4.90%, 05/01/30(b)	140	139,154
Willis North America, Inc.
2.95%, 09/15/29	205	193,337
4.50%, 09/15/28	210	208,919
4.55%, 03/15/31	180	175,088
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51, (5-year CMT + 2.78%)(a)(c)	500	446,944
Zurich Holding Co of America, Inc., 2.30%, 02/25/30	200	182,934
		76,307,001
Internet — 0.8%
Airbnb, Inc.
4.40%, 03/16/29	260	257,620
4.65%, 03/16/31	280	276,040
Alibaba Group Holding Ltd.
2.13%, 02/09/31	600	537,000
3.40%, 12/06/27	860	847,667
4.88%, 05/26/30	300	301,705
Security	Par (000)	Value
Internet (continued)
Alphabet, Inc.
0.80%, 08/15/27	$360	$347,858
1.10%, 08/15/30	650	564,839
3.70%, 02/15/29	795	778,564
3.88%, 11/15/28	420	414,331
4.00%, 05/15/30	430	419,358
4.10%, 11/15/30	970	942,699
4.10%, 02/15/31	960	930,841
Amazon.com, Inc.
1.50%, 06/03/30	675	596,797
1.65%, 05/12/28	685	652,200
2.10%, 05/12/31	910	800,020
3.15%, 08/22/27	1,320	1,305,007
3.45%, 04/13/29	495	479,694
3.85%, 03/13/28	855	846,968
3.90%, 11/20/28	795	783,503
4.00%, 03/13/29	940	924,391
4.10%, 11/20/30	1,180	1,143,405
4.25%, 03/13/31	1,540	1,493,940
4.55%, 12/01/27	880	881,953
4.60%, 07/09/29	905	901,924
4.65%, 12/01/29	460	459,610
4.80%, 07/09/31	1,090	1,079,828
ANGI Group LLC, 3.88%, 08/15/28(b)(g)	160	135,703
AP Core Holdings II LLC, 11.00%, 05/15/31(b)	290	302,605
AppLovin Corp., 5.13%, 12/01/29	380	380,659
Arches Buyer, Inc.
4.25%, 06/01/28(b)	315	305,192
6.13%, 12/01/28(b)(g)	165	161,697
9.00%, 08/15/31(b)	75	75,357
Baidu, Inc.
3.43%, 04/07/30(g)	400	382,577
4.38%, 03/29/28	225	224,055
Booking Holdings, Inc., 3.55%, 03/15/28	130	127,934
Cars.com, Inc., 6.38%, 11/01/28(b)	135	134,280
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/27(b)	53	52,256
eBay, Inc.
2.60%, 05/10/31	250	223,339
2.70%, 03/11/30	355	327,855
4.25%, 03/06/29	225	221,914
5.95%, 11/22/27	60	60,910
Expedia Group, Inc.
2.95%, 03/15/31	5	4,545
3.25%, 02/15/30	380	358,077
3.80%, 02/15/28	380	374,866
4.63%, 08/01/27	301	301,012
Gen Digital, Inc.
6.75%, 09/30/27(b)	270	270,419
7.13%, 09/30/30(b)	190	192,880
Getty Images, Inc.
11.25%, 02/21/30(b)	155	121,260
14.00%, 03/01/28(b)	129	86,268
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(b)	255	239,518
5.25%, 12/01/27(b)	225	224,775
GrubHub Holdings, Inc., 13.00%, 07/31/30, (7.00% Cash and 7.00% PIK)(b)(h)	150	127,330
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.63%, 05/01/28(b)	150	140,012

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.00%, 05/01/28(b)	$100	$93,993
5.75%, 05/15/28(b)	200	189,558
8.75%, 05/01/29(b)	205	191,134
9.00%, 08/01/29(b)	200	186,605
9.50%, 05/30/29(b)	225	213,199
JD.com, Inc., 3.38%, 01/14/30	235	225,716
Kuaishou Technology, 4.13%, 01/22/31	200	195,054
Match Group Holdings II LLC
4.13%, 08/01/30(b)	170	159,063
4.63%, 06/01/28(b)	158	155,590
5.00%, 12/15/27(b)	140	139,792
5.63%, 02/15/29(b)	125	124,619
Meituan
3.05%, 10/28/30(c)	200	183,499
4.50%, 04/02/28(c)	400	397,428
4.50%, 05/05/31(c)	200	193,025
4.63%, 10/02/29(c)	600	592,191
MercadoLibre, Inc., 3.13%, 01/14/31	200	182,359
Meta Platforms, Inc.
3.50%, 08/15/27	860	853,026
4.20%, 11/15/30	1,300	1,259,923
4.30%, 08/15/29	430	425,960
4.55%, 05/15/31	1,080	1,053,723
4.60%, 05/15/28	505	505,936
4.80%, 05/15/30	395	394,328
NAVER Corp., 4.38%, 04/21/31(c)	400	390,888
Netflix, Inc.
4.88%, 04/15/28	649	652,406
4.88%, 06/15/30(b)	380	378,827
5.38%, 11/15/29(b)	330	335,662
5.88%, 11/15/28	705	724,118
6.38%, 05/15/29	305	318,414
Newfold Digital Holdings Group, Inc., 11.75%, 04/30/29(b)	270	192,010
Photo Holdings LLC, 12.00%, 07/01/31(b)	365	376,230
Prosus NV
3.06%, 07/13/31(c)	600	537,468
3.68%, 01/21/30(c)	400	378,908
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(i)	275	260,437
8.13%, (5-year CMT + 4.25%)(a)(b)(i)	175	178,825
9.75%, 04/15/29(b)	805	873,789
Tencent Holdings Ltd.
2.39%, 06/03/30(c)	600	552,917
2.88%, 04/22/31(c)	200	184,998
3.60%, 01/19/28(c)	1,000	987,890
3.98%, 04/11/29(c)	1,000	986,766
Uber Technologies, Inc.
4.15%, 01/15/31	300	289,737
4.30%, 01/15/30	400	392,412
4.50%, 08/15/29(b)	510	503,547
VeriSign, Inc.
2.70%, 06/15/31	205	183,193
5.10%, 07/15/31	160	159,342
Wayfair LLC
7.25%, 10/31/29(b)	270	278,062
7.75%, 09/15/30(b)	205	214,763
Ziff Davis, Inc., 4.63%, 10/15/30(b)	185	172,956
ZipRecruiter, Inc., 5.00%, 01/15/30(b)(g)	215	166,395
		43,111,738
Security	Par (000)	Value
Iron & Steel — 0.2%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(c)	$200	$201,052
Algoma Steel, Inc., 9.13%, 04/15/29(b)	135	127,603
ArcelorMittal SA
4.25%, 07/16/29	135	132,952
6.55%, 11/29/27	447	457,009
Cleveland-Cliffs, Inc.
4.63%, 03/01/29(b)	135	131,040
4.88%, 03/01/31(b)	100	92,048
6.75%, 04/15/30(b)	230	231,391
6.88%, 11/01/29(b)	270	272,614
Commercial Metals Co.
3.88%, 02/15/31	100	93,092
4.13%, 01/15/30	95	90,830
CSN Inova Ventures, 6.75%, 01/28/28(c)	400	334,799
CSN Resources SA
4.63%, 06/10/31(c)	200	123,382
8.88%, 12/05/30(c)	200	141,317
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(c)	200	206,019
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(b)	320	301,325
4.50%, 09/15/27(b)	175	173,506
5.88%, 04/15/30(b)	150	150,268
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(b)	100	105,175
Krakatau Posco PT, 6.38%, 06/11/29(c)	200	199,956
Metinvest BV, 7.75%, 10/17/29(c)	200	186,842
Mineral Resources Ltd.
7.00%, 04/01/31(b)	200	205,821
8.50%, 05/01/30(b)	175	180,496
9.25%, 10/01/28(b)	246	253,556
Nucor Corp.
2.70%, 06/01/30	150	138,695
3.95%, 05/01/28	115	113,842
4.65%, 06/01/30	215	213,559
POSCO
4.50%, 08/04/27(c)	204	203,532
5.75%, 01/17/28(c)	385	389,936
POSCO Holdings, Inc., 5.13%, 05/07/30(c)	200	199,765
Reliance, Inc., 2.15%, 08/15/30	145	129,812
Samarco Mineracao SA, 9.50%, 06/30/31, (9.00 % PIK)(c)(h)	1,100	1,107,258
Steel Dynamics, Inc.
1.65%, 10/15/27	15	14,496
3.25%, 01/15/31	155	144,078
3.45%, 04/15/30	200	189,807
4.00%, 12/15/28	150	147,677
United States Steel Corp., 5.20%, 08/01/31(b)	200	197,959
U.S. Steel Corp., 6.88%, 03/01/29	150	150,000
Vale Overseas Ltd.
3.75%, 07/08/30	460	437,134
6.00%, 02/25/56, (5-year CMT + 2.43%)(a)(c)	200	199,174
		8,368,817
Leisure Time — 0.1%
Boyne USA, Inc., 4.75%, 05/15/29(b)	200	195,136
Brunswick Corp./DE, 5.85%, 03/18/29	150	152,845
Carnival Corp. Ltd.
4.00%, 08/01/28(b)	825	808,052
5.13%, 05/01/29(b)	420	416,847
5.75%, 03/15/30(b)	335	335,832
5.88%, 06/15/31(b)	265	265,719
7.00%, 08/15/29(b)	245	253,425

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)	$205	$210,855
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)(g)	205	168,494
NCL Corp. Ltd.
5.88%, 01/15/31(b)	435	415,970
6.25%, 03/01/30(b)	100	99,191
7.75%, 02/15/29(b)	190	197,288
NCL Finance Ltd., 6.13%, 03/15/28(b)	185	186,025
Patrick Industries, Inc., 4.75%, 05/01/29(b)	110	107,441
Polaris, Inc.
5.60%, 03/01/31	150	149,069
6.95%, 03/15/29	190	197,948
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	215	211,578
5.50%, 04/01/28(b)	500	504,015
7.50%, 10/15/27	165	170,189
Sabre Financial Borrower LLC, 11.13%, 06/15/29(b)	305	320,967
Sabre GLBL, Inc.
10.75%, 11/15/29(b)	85	81,812
10.75%, 03/15/30(b)	178	170,483
11.13%, 07/15/30(b)	450	432,945
Sunny Express Enterprises Corp.
3.00%, 10/23/29(c)	200	190,109
3.13%, 04/23/30(c)	200	189,297
Viking Cruises Ltd.
7.00%, 02/15/29(b)	160	160,240
9.13%, 07/15/31(b)	230	240,966
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	110	109,867
VOC Escrow Ltd., 5.00%, 02/15/28(b)	230	229,166
		7,171,771
Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27	310	308,483
4.75%, 06/15/31(b)	275	262,630
Choice Hotels International, Inc.
3.70%, 12/01/29	285	273,204
3.70%, 01/15/31	10	9,376
Fortune Star BVI Ltd., 8.50%, 05/19/28(c)	400	406,764
Full House Resorts, Inc., 8.25%, 02/15/28(b)(g)	160	156,259
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	200	204,411
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(b)	270	258,965
4.00%, 05/01/31(b)	345	323,574
4.88%, 01/15/30	350	345,496
5.88%, 04/01/29(b)	185	186,395
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/31(b)	150	138,747
5.00%, 06/01/29(b)	255	247,398
Hyatt Hotels Corp.
4.38%, 09/15/28	210	208,057
5.05%, 03/30/28	75	75,275
5.25%, 06/30/29	245	246,850
5.75%, 04/23/30	120	122,191
Las Vegas Sands Corp.
3.90%, 08/08/29	407	392,060
5.30%, 05/15/31	110	108,524
5.63%, 06/15/28	315	317,950
6.00%, 08/15/29	130	132,618
6.00%, 06/14/30	90	91,689
Security	Par (000)	Value
Lodging (continued)
Marriott International, Inc./MD
4.80%, 03/15/30	$140	$139,340
4.88%, 05/15/29	225	225,603
4.90%, 04/15/29	280	280,848
5.00%, 10/15/27	330	331,539
5.55%, 10/15/28	230	233,915
Series AA, 4.65%, 12/01/28	60	59,917
Series FF, 4.63%, 06/15/30	380	375,842
Series HH, 2.85%, 04/15/31	365	332,239
Series X, 4.00%, 04/15/28	260	257,403
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(b)	140	135,007
4.75%, 01/15/28	120	118,412
Melco Resorts Finance Ltd.
5.38%, 12/04/29(b)	345	334,337
5.75%, 07/21/28(b)	300	297,050
MGM Resorts International
4.75%, 10/15/28	220	217,880
6.13%, 09/15/29	275	276,745
Sands China Ltd.
2.85%, 03/08/29	200	188,621
4.38%, 06/18/30	200	192,637
5.40%, 08/08/28	660	663,628
Station Casinos LLC, 4.50%, 02/15/28(b)	230	226,457
Studio City Co. Ltd., 6.13%, 05/15/31(b)	200	197,271
Studio City Finance Ltd.
5.00%, 01/15/29(b)	350	333,466
6.50%, 01/15/28(b)	160	159,557
Travel and Leisure Co.
4.50%, 12/01/29(b)	225	216,879
4.63%, 03/01/30(b)	150	144,264
6.25%, 06/01/31(b)	375	375,672
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)	175	171,367
Wynn Macau Ltd.
5.13%, 12/15/29(b)	275	266,252
5.50%, 10/01/27(b)	245	244,063
5.63%, 08/26/28(b)	425	421,294
		12,234,421
Machinery — 0.4%
ATS Corp., 4.13%, 12/15/28(b)	115	111,915
BWX Technologies, Inc.
4.13%, 06/30/28(b)	125	121,876
4.13%, 04/15/29(b)	130	124,818
Caterpillar Financial Services Corp.
1.10%, 09/14/27	230	221,985
3.60%, 08/12/27	380	377,391
3.70%, 01/10/28	150	148,565
3.75%, 02/23/29	350	342,932
3.95%, 11/14/28	225	222,349
4.15%, 01/08/31	150	146,400
4.38%, 08/16/29	275	273,030
4.40%, 10/15/27	255	255,072
4.40%, 03/03/28	155	154,899
4.60%, 11/15/27	385	386,005
4.70%, 11/15/29	300	300,811
4.80%, 01/08/30	140	141,178
4.85%, 02/27/29	170	171,424
Series K, 4.10%, 08/15/28	176	174,793
Series L, 4.20%, 05/15/28	430	428,016
Series L, 4.30%, 05/15/29	400	396,977

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Series L, 4.50%, 05/15/31	$160	$157,699
Caterpillar, Inc.
1.90%, 03/12/31(g)	165	145,755
2.60%, 09/19/29	155	146,088
2.60%, 04/09/30	270	251,142
CNH Industrial Capital LLC
4.38%, 03/07/31	80	77,519
4.50%, 10/08/27	90	89,920
4.50%, 10/16/30	160	156,272
4.55%, 04/10/28	280	278,840
4.75%, 03/21/28	135	134,960
4.95%, 06/25/31	170	168,052
5.10%, 04/20/29	240	241,133
5.50%, 01/12/29	250	253,367
CNH Industrial NV, 3.85%, 11/15/27	155	153,311
Deere & Co.
3.10%, 04/15/30	275	259,843
5.38%, 10/16/29	180	184,464
Deere Funding Canada Corp., 4.15%, 10/09/30	140	136,465
Dover Corp., 2.95%, 11/04/29	120	113,213
Eaton Capital ULC, 4.45%, 05/09/30	160	157,794
Esab Corp.
5.63%, 04/01/31(b)	330	326,423
6.25%, 04/15/29(b)	230	232,446
Flowserve Corp., 3.50%, 10/01/30	20	18,729
GE Vernova, Inc., 4.25%, 02/04/31	170	165,726
GrafTech Finance, Inc., 4.63%, 12/23/29(b)	170	102,549
IDEX Corp.
2.63%, 06/15/31	100	89,573
3.00%, 05/01/30	180	167,486
4.95%, 09/01/29	160	160,259
Ingersoll Rand, Inc.
5.18%, 06/15/29	260	263,407
5.31%, 06/15/31	110	111,309
5.40%, 08/14/28	195	197,632
John Deere Capital Corp.
1.45%, 01/15/31	410	355,377
1.50%, 03/06/28	140	133,753
2.00%, 06/17/31	25	21,938
2.45%, 01/09/30	220	204,331
2.80%, 09/08/27	185	181,952
2.80%, 07/18/29	265	252,087
3.05%, 01/06/28	85	83,444
3.35%, 04/18/29	200	193,783
3.45%, 03/07/29	205	199,550
4.15%, 09/15/27	395	394,247
4.38%, 10/15/30	40	39,409
4.50%, 01/16/29	335	334,515
4.65%, 01/07/28	275	275,876
4.70%, 06/10/30	340	339,657
4.75%, 01/20/28	460	462,327
4.85%, 06/11/29	245	246,822
4.85%, 10/11/29	140	141,388
4.90%, 03/03/28	161	162,224
4.90%, 03/07/31	265	266,000
4.95%, 07/14/28	490	495,019
Series I, 3.90%, 03/09/29	245	240,951
Series I, 4.13%, 01/18/29	110	109,037
Series I, 4.20%, 03/10/31	300	292,331
Series I, 4.25%, 06/05/28	245	244,216
Series I, 4.38%, 04/15/31	230	225,371
Security	Par (000)	Value
Machinery (continued)
Series I, 4.55%, 06/05/30	$405	$402,474
Series J, 4.40%, 06/15/29	165	164,181
Komatsu Finance America, Inc.
4.20%, 09/18/30(b)	190	184,613
5.65%, 10/06/27(b)	55	55,504
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(b)	168	174,300
Mueller Water Products, Inc., 4.00%, 06/15/29(b)	140	134,038
Nordson Corp.
4.50%, 12/15/29	170	167,883
5.60%, 09/15/28	210	213,510
Oshkosh Corp.
3.10%, 03/01/30	90	84,606
4.60%, 05/15/28	30	29,909
Otis Worldwide Corp.
2.57%, 02/15/30	495	457,048
4.49%, 05/07/29	245	243,414
5.25%, 08/16/28	275	278,018
Regal Rexnord Corp.
6.05%, 04/15/28	500	509,624
6.30%, 02/15/30	355	366,821
Rockwell Automation, Inc., 3.50%, 03/01/29	145	141,163
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(b)	435	427,232
Terex Corp., 5.00%, 05/15/29(b)	175	172,804
Toyota Industries Corp., 3.57%, 03/16/28(b)	200	195,596
Vertiv Group Corp., 4.13%, 11/15/28(b)	290	286,735
Weir Group, Inc., 5.35%, 05/06/30(b)	250	250,444
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	439	438,484
4.90%, 05/29/30	155	154,565
Xylem, Inc./New York
1.95%, 01/30/28	240	231,074
2.25%, 01/30/31	105	94,010
		21,195,467
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29	340	317,637
2.88%, 10/15/27	365	358,111
3.05%, 04/15/30	210	197,010
3.38%, 03/01/29	280	271,039
3.63%, 09/14/28	170	166,923
4.80%, 03/15/30	180	179,912
Amsted Industries, Inc., 4.63%, 05/15/30(b)	120	115,828
Avient Corp., 7.13%, 08/01/30(b)	210	213,305
Axon Enterprise, Inc., 6.13%, 03/15/30(b)	310	314,097
Calderys Financing II LLC, 11.75%, 06/01/28, (11.75 % Cash )(b)(h)	200	204,109
Calderys Financing LLC, 11.25%, 06/01/28(b)	175	181,174
Eaton Corp.
3.10%, 09/15/27	285	281,041
3.85%, 03/06/28	230	227,540
3.95%, 03/06/29	390	383,089
4.20%, 03/06/31	615	596,600
4.35%, 05/18/28	125	124,747
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)	155	109,025
LSB Industries, Inc., 6.25%, 10/15/28(b)	156	155,588
Maxam Prill SARL, 7.75%, 07/15/30(b)	150	153,942
Parker-Hannifin Corp.
3.25%, 06/14/29	320	307,416

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
4.25%, 09/15/27	$525	$523,741
4.50%, 09/15/29	305	302,902
Pentair Finance SARL, 4.50%, 07/01/29	155	153,126
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	560	536,518
2.15%, 03/11/31(b)	505	449,917
Siemens Funding BV
4.35%, 05/26/28(b)	215	214,454
4.60%, 05/28/30(b)	360	358,300
Teledyne Technologies, Inc.
2.25%, 04/01/28	165	158,647
2.75%, 04/01/31	300	271,437
Textron, Inc.
2.45%, 03/15/31	150	134,202
3.00%, 06/01/30	205	191,154
3.38%, 03/01/28	130	127,359
3.90%, 09/17/29	130	126,134
Trinity Industries, Inc., 7.75%, 07/15/28(b)	162	165,312
		8,571,336
Media — 0.7%
AMC Global Media, Inc., 4.25%, 02/15/29(g)	112	98,743
Belo Corp., 7.25%, 09/15/27	115	117,649
Block Communications, Inc., 10.25%, 03/01/31(b)	185	160,843
Cable One, Inc., 4.00%, 11/15/30(b)(g)	195	72,319
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	1,010	894,189
4.50%, 08/15/30(b)	930	849,121
4.75%, 03/01/30(b)	995	929,780
5.00%, 02/01/28(b)	760	751,567
5.38%, 06/01/29(b)	460	447,308
6.38%, 09/01/29(b)	500	496,941
7.38%, 03/01/31(b)(g)	375	373,287
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	420	389,532
2.80%, 04/01/31	600	525,557
3.75%, 02/15/28	390	381,738
4.20%, 03/15/28	477	469,759
5.05%, 03/30/29	510	504,454
6.10%, 06/01/29	535	542,783
Comcast Corp.
1.50%, 02/15/31	555	473,673
1.95%, 01/15/31	455	397,384
2.65%, 02/01/30	640	590,249
3.15%, 02/15/28	5	4,885
3.40%, 04/01/30	625	588,899
3.55%, 05/01/28(g)	15	14,713
4.15%, 10/15/28	60	59,227
4.25%, 10/15/30	510	493,574
4.55%, 01/15/29	45	44,760
COX Communications, Inc.
1.80%, 10/01/30(b)	307	263,755
2.60%, 06/15/31(b)	230	199,813
3.50%, 08/15/27(b)	182	179,725
5.45%, 09/15/28(b)	485	488,234
CSC Holdings LLC
3.38%, 02/15/31(b)	305	171,011
4.13%, 12/01/30(b)	330	185,475
4.63%, 12/01/30(b)	700	147,804
5.38%, 02/01/28(b)	305	176,643
5.75%, 01/15/30(b)	695	149,550
Security	Par (000)	Value
Media (continued)
6.50%, 02/01/29(b)	$555	$315,217
7.50%, 04/01/28(b)	310	71,373
11.25%, 05/15/28(b)	305	177,363
11.75%, 01/31/29(b)	645	369,387
Directv Financing LLC, 8.88%, 02/01/30(b)	810	825,251
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(b)(g)	70	69,929
10.00%, 02/15/31(b)	620	647,860
Discovery Communications LLC
3.63%, 05/15/30	275	253,891
4.13%, 05/15/29	230	226,303
3.95%, 03/20/28	369	362,575
Discovery Global Holdings, Inc., 4.05%, 03/15/29	410	402,446
DISH DBS Corp.
5.75%, 12/01/28(b)	775	747,057
7.38%, 07/01/28	300	287,463
5.13%, 06/01/29	450	407,485
EchoStar Corp.
6.75%, 11/30/30, (6.00 % Cash and 0.75 % PIK)(h)	725	735,224
10.75%, 11/30/29	1,650	1,784,546
EW Scripps Co. (The), 9.88%, 08/15/30(b)	235	205,081
Fox Corp.
3.50%, 04/08/30	72	68,573
4.71%, 01/25/29	580	577,334
Gray Media, Inc.
4.75%, 10/15/30(b)	240	185,985
10.50%, 07/15/29(b)	472	497,839
iHeartCommunications, Inc.
4.75%, 01/15/28(b)(g)	95	89,459
7.75%, 08/15/30(b)	195	170,984
9.13%, 05/01/29(b)	202	187,279
10.88%, 05/01/30(b)	231	177,213
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(b)	215	120,535
6.75%, 10/15/27(b)	390	221,247
McGraw-Hill Education, Inc.
5.75%, 08/01/28(b)	250	247,997
8.00%, 08/01/29(b)	200	198,511
News Corp., 3.88%, 05/15/29(b)	440	423,702
Nexstar Media, Inc., 4.75%, 11/01/28(b)	335	328,815
Paramount Global
3.38%, 02/15/28	150	146,441
3.70%, 06/01/28	124	120,468
4.20%, 06/01/29	205	194,529
4.95%, 01/15/31	425	389,362
7.88%, 07/30/30	235	244,428
Scripps Escrow II, Inc.
3.88%, 01/15/29(b)	180	164,381
5.38%, 01/15/31(b)	120	70,364
Sinclair Television Group, Inc., 5.50%, 03/01/30(b)	155	134,064
Sirius XM Radio LLC
4.00%, 07/15/28(b)	700	680,979
4.13%, 07/01/30(b)	550	514,335
5.00%, 08/01/27(b)	358	357,489
5.50%, 07/01/29(b)	380	378,694
Space Exploration Technologies Corp., 5.35%, 07/15/31(b)	2,110	2,054,277
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(c)	200	188,878

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	$400	$395,072
Univision Communications, Inc.
4.50%, 05/01/29(b)	335	317,632
7.38%, 06/30/30(b)	315	313,522
8.50%, 07/31/31(b)	400	399,243
Versant Media Group, Inc., 7.25%, 01/30/31(b)	335	345,601
Videotron Ltd., 3.63%, 06/15/29(b)	170	163,463
Virgin Media Finance PLC, 5.00%, 07/15/30(b)	275	169,184
Virgin Media Secured Finance PLC
4.50%, 08/15/30(b)	270	221,832
5.50%, 05/15/29(b)	420	377,080
Walt Disney Co.(The)
2.00%, 09/01/29	745	689,658
2.20%, 01/13/28	370	358,846
2.65%, 01/13/31	765	700,994
3.75%, 03/14/29	560	548,813
3.80%, 03/22/30	400	388,135
4.00%, 03/14/31	570	551,724
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	180	146,062
Ziggo BV, 4.88%, 01/15/30(b)	290	261,503
		36,005,921
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)	150	151,238
Park-Ohio Industries, Inc., 8.50%, 08/01/30(b)	100	104,500
Roller Bearing Co of America, Inc., 4.38%, 10/15/29(b)	150	145,724
Timken Co. (The), 4.50%, 12/15/28	170	169,085
TMS International Corp./DE, 6.25%, 04/15/29(b)	125	125,022
		695,569
Mining — 0.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	150	144,875
7.13%, 03/15/31(b)	200	205,788
Alumina Pty. Ltd., 6.13%, 03/15/30(b)	150	151,175
Anglo American Capital PLC
2.63%, 09/10/30(c)	200	182,133
2.88%, 03/17/31(c)	200	181,456
3.88%, 03/16/29(c)	200	195,410
4.50%, 03/15/28(b)	275	273,965
4.63%, 03/19/31	200	195,317
5.63%, 04/01/30(c)	200	203,444
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	200	189,092
Arcosa, Inc., 4.38%, 04/15/29(b)	125	122,285
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	200	208,266
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	454	455,614
5.00%, 02/21/30	385	386,916
5.10%, 09/08/28	340	343,292
5.25%, 09/08/30	210	212,875
Chinalco Capital Holdings Ltd., 4.75%, 02/14/28(c)	200	200,508
Coeur Mining, Inc., 5.13%, 02/15/29(b)	110	108,693
Compass Minerals International, Inc., 8.00%, 07/01/30(b)	195	203,509
Constellium SE
3.75%, 04/15/29(b)	150	143,263
5.63%, 06/15/28(b)	35	34,919
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(c)	400	374,747
Security	Par (000)	Value
Mining (continued)
3.15%, 01/14/30(c)	$200	$186,462
3.63%, 08/01/27(c)	600	591,318
Eldorado Gold Corp., 6.25%, 09/01/29	200	199,655
Endeavour Mining PLC, 7.00%, 05/28/30(c)	200	202,989
First Quantum Minerals Ltd., 8.63%, 06/01/31(c)	400	416,298
Freeport-McMoRan, Inc.
4.13%, 03/01/28	305	301,929
4.25%, 03/01/30	70	68,284
4.38%, 08/01/28	205	203,166
4.63%, 08/01/30	210	206,692
Glencore Funding LLC
2.50%, 09/01/30(b)	300	271,500
2.85%, 04/27/31(b)	265	239,684
3.88%, 10/27/27(b)	125	123,764
4.88%, 03/12/29(b)	45	45,020
4.90%, 07/01/31(b)	200	197,872
4.91%, 04/01/28(b)	95	95,225
5.19%, 04/01/30(b)	260	260,660
5.37%, 04/04/29(b)	430	435,363
5.40%, 05/08/28(b)	345	348,365
6.13%, 10/06/28(b)	180	184,444
6.38%, 10/06/30(b)	265	277,009
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(c)	200	203,924
Hudbay Minerals, Inc., 6.13%, 04/01/29(c)	185	185,670
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(c)	200	199,876
6.53%, 11/15/28(c)	400	411,858
Industrias Penoles SAB de CV, 4.15%, 09/12/29(c)	200	193,310
Ivanhoe Mines Ltd., 7.88%, 01/23/30(c)	200	201,570
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(b)	110	114,850
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)	170	160,791
Minmetals Capitals & Securities, Inc.
4.25%, (3-year CMT + 3.61%)(a)(c)(i)	200	196,639
4.35%, (5-year CMT + 3.62%)(a)(c)(i)	200	196,249
Navoi Mining & Metallurgical Combinat, 6.75%, 05/14/30(c)	200	205,581
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27(b)	62	61,082
4.70%, 05/12/31(b)	130	124,501
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	175	166,078
Nickel Industries Ltd., 9.00%, 09/30/30(c)	200	204,113
Novelis Corp.
4.75%, 01/30/30(b)	525	504,178
6.88%, 01/30/30(b)	225	230,773
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)	60	61,519
PLS Group Ltd., 6.88%, 05/01/31(b)	200	202,594
Rio Tinto Alcan, Inc., 7.25%, 03/15/31	55	60,001
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	285	298,355
Rio Tinto Finance USA PLC
4.50%, 03/14/28	355	355,328
4.88%, 03/14/30	645	645,840
SDG Finance Ltd., 4.60%, 05/21/28(c)	200	199,789
Skeena Resources Ltd., 8.50%, 04/01/31(b)	225	234,871
Taseko Mines Ltd., 8.25%, 05/01/30(b)	155	161,176

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
WE Soda Investments Holding PLC
9.38%, 02/14/31(c)	$200	$194,622
9.50%, 10/06/28(c)	200	200,760
		15,749,139
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	295	281,037
3.28%, 12/01/28	175	168,010
4.25%, 04/01/28	290	286,043
5.10%, 03/01/30	220	217,749
Xerox Corp., 13.50%, 04/15/31(b)	145	104,245
Xerox Holdings Corp.
5.50%, 08/15/28(b)	240	142,830
8.88%, 11/30/29(b)	135	61,310
		1,261,224
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(b)	115	113,386
Oil & Gas — 1.4%
3R Lux SARL, 9.75%, 02/05/31(c)	200	211,554
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(c)	200	195,408
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)	310	321,766
Aker BP ASA
3.10%, 07/15/31(b)	300	271,737
3.75%, 01/15/30(b)	250	239,820
4.00%, 01/15/31(b)	255	243,781
5.60%, 06/13/28(b)	195	198,061
Antero Resources Corp., 5.38%, 03/01/30(b)	200	200,450
APA Corp., Series., 4.25%, 01/15/30	140	136,568
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(b)	135	134,543
Azule Energy Finance PLC
8.13%, 01/23/30(c)	400	405,934
8.25%, 01/22/31(c)	400	406,671
Bapco Energies BSC Closed
7.50%, 10/25/27(c)	200	199,032
8.38%, 11/07/28(c)	200	200,249
Bapco Energies Sukuk Ltd., 5.25%, 04/08/29(c)	200	188,571
Beusa Investments LLC, 7.00%, 08/01/31(b)	80	78,079
BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)	155	154,933
BP Capital Markets America, Inc.
1.75%, 08/10/30	310	275,728
3.63%, 04/06/30	390	374,634
3.94%, 09/21/28	230	226,925
4.23%, 11/06/28	709	703,002
4.70%, 04/10/29	480	480,563
4.87%, 11/25/29	270	271,024
4.97%, 10/17/29	250	251,719
5.02%, 11/17/27	410	412,909
BP Capital Markets PLC
3.28%, 09/19/27	459	453,640
3.72%, 11/28/28	275	269,607
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(b)	255	269,437
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75%, 07/15/28(b)	105	108,006
9.75%, 02/15/31(b)	180	192,519
Security	Par (000)	Value
Oil & Gas (continued)
Canadian Natural Resources Ltd.
2.95%, 07/15/30	$50	$46,452
5.00%, 12/15/29	335	336,728
Caturus Energy LLC
7.13%, 05/15/31(b)	200	198,675
8.50%, 02/15/30(b)	150	155,397
Cenovus Energy, Inc., 4.65%, 03/20/31	10	9,803
Chevron Corp., 2.24%, 05/11/30	570	521,598
Chevron USA, Inc.
1.02%, 08/12/27	280	270,994
3.25%, 10/15/29	190	182,502
3.85%, 01/15/28	126	125,091
3.95%, 08/13/27	260	259,273
4.05%, 08/13/28	265	263,490
4.30%, 10/15/30	335	330,480
4.48%, 02/26/28	755	755,872
4.69%, 04/15/30	320	320,093
Chord Energy Corp., 6.00%, 10/01/30(b)	230	230,967
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	189,579
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	600	597,476
CNX Resources Corp., 7.38%, 01/15/31(b)	160	163,599
Compania General Combust, 11.88%, 11/28/30	200	203,977
Comstock Resources, Inc.
5.88%, 01/15/30(b)	335	315,550
6.75%, 03/01/29(b)	530	521,727
ConocoPhillips Co.
4.70%, 01/15/30	465	463,627
6.95%, 04/15/29	220	232,576
Constellation Oil Services Holding SA, 9.38%, 11/07/29(c)	200	211,807
Continental Resources, Inc./OK
4.38%, 01/15/28	420	416,799
5.75%, 01/15/31(b)	515	522,159
Crescent Energy Finance LLC, 9.75%, 10/15/30(b)	100	106,345
CVR Energy, Inc.
5.75%, 02/15/28(b)	62	61,829
7.50%, 02/15/31(b)	180	182,321
Dangote Petroleum Refinery And Petrochemicals Fze, Series 4A2, 7.50%, 07/16/31	200	199,736
DBR Land Holdings LLC, 6.25%, 12/01/30(b)	155	156,241
Devon Energy Corp.
4.38%, 03/15/29(b)	115	113,626
4.50%, 01/15/30	225	222,348
5.25%, 10/15/27	185	185,033
5.88%, 06/15/28	50	50,051
Diamondback Energy, Inc.
3.13%, 03/24/31	240	221,355
3.50%, 12/01/29	375	359,755
5.15%, 01/30/30	350	352,550
Ecopetrol SA
6.88%, 04/29/30	650	659,372
8.63%, 01/19/29	400	423,402
EDO Sukuk Ltd., 5.66%, 07/03/31(c)	250	253,873
Empresa Nacional del Petroleo, 5.25%, 11/06/29(c)	200	200,460
Energian Israel Finance Ltd.
5.38%, 03/30/28(b)	200	197,941
5.88%, 03/30/31(b)	200	191,259
Eni SpA
4.25%, 05/09/29(b)	370	364,943
Series X-R, 4.75%, 09/12/28(b)	270	270,385
Eni USA, Inc., 7.30%, 11/15/27	130	134,204

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
EnQuest PLC, 9.88%, 04/30/31(b)	$200	$207,580
EOG Resources, Inc.
4.38%, 04/15/30	255	251,330
4.40%, 07/15/28	275	274,181
4.40%, 01/15/31	175	171,571
EQT Corp.
3.63%, 05/15/31(b)	55	51,051
3.90%, 10/01/27	157	155,488
4.75%, 01/15/31	380	373,547
5.00%, 01/15/29	150	150,306
5.70%, 04/01/28	205	207,880
7.00%, 02/01/30	155	163,601
7.50%, 06/01/30	150	160,712
Equinor ASA
2.38%, 05/22/30	300	274,843
3.13%, 04/06/30	542	512,575
3.63%, 09/10/28	1,025	1,008,122
4.25%, 06/02/28	385	383,779
4.50%, 09/03/30	80	79,246
6.50%, 12/01/28(b)	215	224,014
7.25%, 09/23/27	205	211,392
Expand Energy Corp.
5.38%, 02/01/29	330	329,880
5.38%, 03/15/30	465	466,214
Exxon Mobil Corp.
2.44%, 08/16/29	450	423,550
2.61%, 10/15/30	640	590,599
3.48%, 03/19/30	725	697,402
FORESEA Holding SA, 7.50%, 06/15/30(b)	100	99,265
Global Marine, Inc., 7.00%, 06/01/28(g)	95	96,613
Golar LNG Ltd., 7.50%, 10/02/30(c)	200	203,363
Gran Tierra Energy, Inc., 9.75%, 04/15/31(c)	200	179,481
GS Caltex Corp., 5.38%, 08/07/28(c)	200	201,804
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)	200	202,467
Helmerich & Payne, Inc.
4.65%, 12/01/27	105	104,871
4.85%, 12/01/29	130	129,308
Hess Corp., 7.88%, 10/01/29	76	82,769
HF Sinclair Corp.
4.50%, 10/01/30	10	9,731
5.00%, 02/01/28	165	164,871
5.75%, 01/15/31	220	223,647
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	200	199,568
6.00%, 04/15/30(b)	150	148,472
6.00%, 02/01/31(b)	185	180,390
6.25%, 11/01/28(b)	200	200,758
Infinity Natural Resources LLC, 7.63%, 04/01/31(b)	190	189,858
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	230	238,400
KazMunayGas National Co. JSC, 5.38%, 04/24/30(c)	400	399,645
Kraken Oil & Gas Partners LLC
7.13%, 05/15/31(b)	130	128,094
7.63%, 08/15/29(b)	150	151,310
Leviathan Bond Ltd., 6.75%, 06/30/30(b)(c)	200	205,090
Marathon Petroleum Corp.
3.80%, 04/01/28	275	271,187
5.15%, 03/01/30	380	382,639
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)	439	430,277
Security	Par (000)	Value
Oil & Gas (continued)
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30(c)	$250	$259,426
Nabors Industries, Inc., 9.13%, 01/31/30(b)	210	219,784
NAK Naftogaz Ukraine via Kondor Finance PLC, 8.95%, 01/15/33, (7.63% PIK)(c)(h)	234	211,266
Noble Finance II LLC, 8.00%, 04/15/30(b)	350	361,826
Northern Oil & Gas, Inc., 8.75%, 06/15/31(b)	150	154,513
Occidental Petroleum Corp.
6.63%, 09/01/30	416	436,262
7.50%, 05/01/31	215	235,433
8.88%, 07/15/30	310	345,844
Oil India Ltd., 5.13%, 02/04/29(c)	200	199,852
OQ SAOC, 5.13%, 05/06/28(c)	200	198,551
Ovintiv, Inc., 8.13%, 09/15/30	20	22,084
Parex Resources, Inc., 8.50%, 05/11/31(c)	200	203,414
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	100	99,718
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/30(b)	150	155,633
9.88%, 03/15/30(b)	215	230,253
Permian Resources Operating LLC, 5.88%, 07/01/29(b)	225	225,175
Pertamina Hulu Energi PT, 5.25%, 05/21/30(c)	400	396,827
Pertamina Persero PT
2.30%, 02/09/31(c)	400	348,633
3.10%, 01/21/30(c)	200	185,619
3.10%, 08/27/30(c)	200	183,253
3.65%, 07/30/29(c)	200	191,692
Petrobras Global Finance BV
5.13%, 09/10/30	400	389,947
5.60%, 01/03/31(g)	200	199,360
6.00%, 01/27/28(g)	550	555,605
Petroleos Mexicanos
5.35%, 02/12/28	350	348,511
5.95%, 01/28/31	1,400	1,369,313
6.50%, 01/23/29	400	405,983
6.84%, 01/23/30	800	812,533
8.75%, 06/02/29	500	531,677
Petronas Capital Ltd.
3.50%, 04/21/30(c)	600	572,484
4.95%, 01/03/31(c)	600	601,793
Petronas Energy Canada Ltd., 2.11%, 03/23/28(c)	200	192,158
Phillips 66 Co.
2.15%, 12/15/30	290	258,379
3.15%, 12/15/29	200	189,743
3.75%, 03/01/28	85	83,864
3.90%, 03/15/28	365	360,609
4.95%, 12/01/27	255	256,173
5.25%, 06/15/31	340	343,643
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(a)	330	325,744
Pioneer Natural Resources Co., 1.90%, 08/15/30	385	343,654
Pluspetrol SA, 8.13%, 05/18/31	200	207,151
Precision Drilling Corp., 6.88%, 01/15/29(b)	130	130,593
Puma International Financing SA, 7.75%, 04/25/29(b)	200	204,787
QatarEnergy
2.25%, 07/12/31(c)	1,200	1,051,369
4.63%, 06/23/29(b)	1,000	987,984
Range Resources Corp., 4.75%, 02/15/30(b)	160	155,813
Reliance Industries Ltd., 3.67%, 11/30/27(c)	250	246,075
Repsol E&P Capital Markets U.S. LLC, 5.20%, 09/16/30(b)	215	214,960

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
SA Global Sukuk Ltd.
2.69%, 06/17/31(c)	$600	$532,951
4.13%, 09/17/30(c)	800	766,653
4.25%, 10/02/29(c)	800	779,013
Santos Finance Ltd.
3.65%, 04/29/31(b)	310	287,410
5.25%, 03/13/29(c)	300	300,660
Saturn Oil & Gas, Inc., 8.50%, 07/30/31(b)	185	185,511
Saudi Arabian Oil Co.
2.25%, 11/24/30(c)	200	176,792
3.50%, 04/16/29(c)	1,000	962,011
4.38%, 02/02/31(c)	400	386,324
4.75%, 06/02/30(c)	600	590,074
SEPLAT Energy PLC, 9.13%, 03/21/30(c)	200	210,941
Shell Finance U.S., Inc.
2.38%, 11/07/29	435	405,585
2.75%, 04/06/30	475	442,790
4.13%, 11/06/30	390	380,539
Shell Finance US, Inc., 3.88%, 11/13/28	525	518,185
Shell International Finance BV
2.38%, 11/07/29	65	60,617
2.75%, 04/06/30	150	140,861
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(c)	200	200,609
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(c)	400	364,610
2.70%, 05/13/30(c)	400	375,242
2.95%, 08/08/29(c)	200	191,602
2.95%, 11/12/29(c)	400	381,740
4.25%, 09/12/28(c)	600	597,757
SM Energy Co.
6.50%, 07/15/28	120	120,222
6.75%, 08/01/29(b)	230	233,317
8.63%, 11/01/30(b)	360	377,952
8.75%, 07/01/31(b)	450	470,644
Sunoco LP
4.50%, 10/01/29(b)	265	257,603
4.63%, 05/01/30(b)	255	245,804
5.38%, 07/15/31(b)	200	196,329
5.63%, 03/15/31(b)	345	340,620
7.00%, 05/01/29(b)	210	214,574
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	265	257,848
4.50%, 04/30/30	330	318,501
5.88%, 03/15/28	125	125,048
7.00%, 09/15/28(b)	170	172,944
Talos Production, Inc., 9.38%, 02/01/31(b)	190	200,224
Tecpetrol SA, 7.63%, 11/03/30(c)	400	411,869
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(c)	200	184,213
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)	225	220,455
Thaioil Treasury Center Co. Ltd., 6.10%(a)(c)(i)	200	195,601
TotalEnergies Capital International SA
2.83%, 01/10/30	445	418,478
3.46%, 02/19/29	500	486,801
TotalEnergies Capital SA, 3.88%, 10/11/28	365	361,050
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	575	561,590
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31(c)	400	385,312
Transocean Aquila Ltd., 8.00%, 09/30/28(b)	74	75,378
Security	Par (000)	Value
Oil & Gas (continued)
Transocean International Ltd.
7.50%, 04/15/31	$115	$115,171
8.25%, 05/15/29(b)	270	278,070
8.50%, 05/15/31(b)	505	526,788
8.75%, 02/15/30(b)	255	265,115
Trident Energy Finance PLC, 12.50%, 11/30/29(c)	200	211,147
Tullow Holdco 2 Ltd., 15.00%, 11/15/28, (12.00 % Cash and 3.00 % PIK)(c)(h)	384	394,645
Uzbekneftegaz JSC, 8.75%, 05/07/30(c)	400	426,272
Valaris Ltd., 8.38%, 04/30/30(b)	340	352,057
Valero Energy Corp.
2.15%, 09/15/27	200	194,760
4.00%, 04/01/29	135	132,445
4.35%, 06/01/28	180	179,047
5.15%, 02/15/30	205	206,599
Validus Energy II Midcon LLC, 8.00%, 08/01/31(b)	100	99,541
Var Energi ASA
5.88%, 05/22/30(b)	200	204,039
7.50%, 01/15/28(b)	320	330,982
Vermilion Energy, Inc., 6.88%, 05/01/30(b)	125	124,288
Viper Energy Partners LLC, 4.90%, 08/01/30	95	93,889
W&T Offshore, Inc., 10.75%, 02/01/29(b)	115	118,996
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)	195	200,951
Woodside Finance Ltd.
3.70%, 03/15/28(b)	195	191,640
4.50%, 03/04/29(b)	555	548,830
4.90%, 05/19/28	30	30,044
5.40%, 05/19/30	420	423,842
YPF SA, 9.50%, 01/17/31(c)	180	190,930
		71,138,836
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	125	118,846
3.34%, 12/15/27	530	521,961
4.05%, 03/11/29	290	285,101
4.35%, 06/15/31	420	408,129
4.49%, 05/01/30	185	182,539
CHC Group LLC, 11.75%, 09/01/30(b)	160	137,373
Enerflex, Inc., 6.88%, 01/15/31(b)	125	127,018
Halliburton Co., 2.92%, 03/01/30	280	261,567
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(b)	105	110,041
Kodiak Gas Services LLC, 5.88%, 04/01/31(b)	325	321,405
NOV, Inc., 3.60%, 12/01/29	165	158,257
Oceanica Lux, 11.25%, 05/08/31	200	200,871
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(c)	200	197,568
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	285	263,080
3.90%, 05/17/28(b)	205	202,479
4.30%, 05/01/29(b)	360	356,277
4.50%, 05/15/28(b)	460	459,327
5.00%, 11/15/29(b)	255	256,815
Schlumberger Investment SA
2.65%, 06/26/30	110	101,801
4.55%, 05/07/31	145	142,896
SESI LLC, 7.88%, 09/30/30(b)	290	293,378
TGS ASA, 8.50%, 01/15/30(b)	200	208,922
Tidewater, Inc., 9.13%, 07/15/30(b)	195	208,366

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)	$325	$331,744
Viridien, 10.00%, 10/15/30(b)	200	208,626
WBI Operating LLC, 6.25%, 10/15/30(b)	250	249,923
		6,314,310
Packaging & Containers — 0.2%
Amcor Finance USA, Inc., 4.50%, 05/15/28	155	154,349
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	250	229,449
2.69%, 05/25/31	240	215,716
4.25%, 03/08/29	170	167,579
4.80%, 03/17/28	285	285,547
5.10%, 03/17/30	220	220,719
Amcor Group Finance PLC, 5.45%, 05/23/29	217	220,370
AptarGroup, Inc., 4.75%, 03/30/31	200	196,642
Ardagh Group SA
9.50%, 12/01/30(b)	480	508,680
11.00%, 12/01/30, (5.50% Cash + 6.50% PIK)(b)(h)	50	46,300
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(b)	200	192,270
4.00%, 09/01/29(b)	330	313,547
6.25%, 01/30/31(b)	200	201,363
Ball Corp.
2.88%, 08/15/30	440	398,542
6.00%, 06/15/29	315	319,022
Berry Global, Inc.
5.50%, 04/15/28	150	151,961
5.80%, 06/15/31	200	205,699
Canpack SA/Canpack U.S. LLC
3.88%, 11/15/29(c)	200	188,909
6.00%, 05/15/31(b)	225	223,869
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28(b)	155	154,433
6.75%, 07/15/30(b)	115	116,889
CCL Industries, Inc., 3.05%, 06/01/30(b)	215	199,530
Clearwater Paper Corp., 4.75%, 08/15/28(b)	95	84,519
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(b)	180	178,926
6.88%, 01/15/30(b)	165	163,629
8.75%, 04/15/30(b)	360	344,155
Crown Americas LLC, 5.25%, 04/01/30	150	149,717
Graphic Packaging International LLC
3.50%, 03/15/28(b)	145	140,567
3.50%, 03/01/29(b)	105	99,524
3.75%, 02/01/30(b)(g)	125	116,627
Iris Holding, Inc., 10.00%, 12/15/28(b)(g)	130	108,726
Klabin Austria GmbH
3.20%, 01/12/31(c)	200	179,324
5.75%, 04/03/29(c)	200	202,026
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(b)	835	851,667
9.25%, 04/15/30(b)	425	421,140
OI European Group BV, 4.75%, 02/15/30(b)	140	128,692
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)(g)	220	208,677
Packaging Corp. of America
3.00%, 12/15/29	160	150,785
3.40%, 12/15/27	165	162,373
Silgan Holdings, Inc., 4.13%, 02/01/28	190	187,352
Security	Par (000)	Value
Packaging & Containers (continued)
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	$200	$201,346
Sonoco Products Co.
3.13%, 05/01/30	185	172,559
4.60%, 09/01/29	205	202,762
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(b)	300	271,044
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)	205	200,989
TriMas Corp., 4.13%, 04/15/29(b)	130	124,413
Trivium Packaging Finance BV
8.25%, 07/15/30(b)	180	190,044
12.25%, 01/15/31(b)	200	221,030
WestRock MWV LLC
7.95%, 02/15/31	15	16,643
8.20%, 01/15/30	195	214,482
WRKCo, Inc.
3.90%, 06/01/28	250	246,419
4.00%, 03/15/28	195	192,928
4.90%, 03/15/29	220	220,212
		11,264,682
Pharmaceuticals — 1.1%
AbbVie, Inc.
3.20%, 11/21/29	1,830	1,744,395
3.78%, 03/03/28	415	410,455
4.13%, 03/15/31	935	906,577
4.25%, 11/14/28	645	640,975
4.65%, 03/15/28	620	621,656
4.80%, 03/15/29	940	943,049
4.88%, 03/15/30	415	416,303
4.95%, 03/15/31	695	698,001
AdaptHealth LLC
4.63%, 08/01/29(b)	160	154,559
5.13%, 03/01/30(b)	200	193,247
6.13%, 08/01/28(b)	65	65,000
Astrazeneca Finance LLC
1.75%, 05/28/28	465	443,415
2.25%, 05/28/31	300	266,657
4.00%, 03/02/31	330	319,041
4.85%, 02/26/29	415	417,582
4.88%, 03/03/28	430	432,826
4.90%, 03/03/30	200	201,264
4.90%, 02/26/31	260	260,976
AstraZeneca PLC
1.38%, 08/06/30	440	386,025
4.00%, 01/17/29	390	384,971
Bausch Health Companies, Inc.
4.88%, 06/01/28(b)	231	216,378
5.00%, 01/30/28(b)	135	122,165
5.00%, 02/15/29(b)	225	172,173
5.25%, 01/30/30(b)	225	152,430
5.25%, 02/15/31(b)	150	92,899
6.25%, 02/15/29(b)	245	192,325
7.00%, 01/15/28(b)	60	54,600
7.25%, 05/30/29(b)	100	78,547
11.00%, 09/30/28(b)	272	278,270
14.00%, 10/15/30(b)	100	91,578
Bayer Corp., 6.65%, 02/15/28(b)	160	164,239
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(b)	1,090	1,075,754
Bayer U.S. Finance LLC
5.13%, 07/20/31(b)	200	198,292
6.25%, 01/21/29(b)	380	390,605
6.38%, 11/21/30(b)	420	438,219

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Becton Dickinson & Co.
1.96%, 02/11/31	$215	$188,609
2.82%, 05/20/30	285	264,150
4.69%, 02/13/28	375	375,287
4.87%, 02/08/29	195	195,445
BellRing Brands, Inc., 7.00%, 03/15/30(b)	255	252,125
Bristol-Myers Squibb Co.
1.13%, 11/13/27	380	365,108
1.45%, 11/13/30	365	319,096
3.40%, 07/26/29	860	832,009
3.45%, 11/15/27	180	177,936
3.90%, 02/20/28	155	153,809
4.90%, 02/22/29	160	161,461
5.10%, 02/22/31	425	429,552
5.75%, 02/01/31	295	305,717
Cardinal Health, Inc.
4.50%, 09/15/30	155	152,361
5.00%, 11/15/29	270	271,112
5.13%, 02/15/29	290	292,245
Cencora, Inc.
2.70%, 03/15/31	285	258,295
2.80%, 05/15/30	150	139,087
3.45%, 12/15/27	225	221,689
3.95%, 02/13/29	160	156,957
4.25%, 11/15/30	475	461,587
4.63%, 12/15/27	135	135,121
4.85%, 12/15/29	195	195,173
CVS Health Corp.
1.30%, 08/21/27	682	659,490
1.75%, 08/21/30	405	357,031
1.88%, 02/28/31	335	291,760
3.25%, 08/15/29	655	625,514
3.75%, 04/01/30	485	465,619
4.30%, 03/25/28	1,605	1,595,358
5.00%, 01/30/29	430	432,392
5.13%, 02/21/30	485	487,428
5.25%, 01/30/31	305	307,767
5.40%, 06/01/29	375	380,852
5.55%, 06/01/31	300	306,120
7.00%, 03/10/55, (5-year CMT + 2.89%)(a)	780	802,135
Elanco Animal Health, Inc., 6.40%, 08/28/28	255	260,816
Eli Lilly & Co.
3.38%, 03/15/29	340	330,427
4.00%, 10/15/28	395	391,598
4.15%, 08/14/27	270	269,676
4.15%, 05/20/29	255	252,468
4.20%, 08/14/29	535	529,756
4.25%, 03/15/31	240	235,144
4.38%, 05/20/31	530	520,466
4.50%, 02/09/29	325	325,327
4.55%, 02/12/28	395	395,994
4.75%, 02/12/30	510	511,426
EMD Finance LLC
4.13%, 08/15/28(b)	175	172,968
4.38%, 10/15/30(b)	330	322,510
Endo Finance Holdings LP, 8.50%, 04/15/31(b)	300	315,838
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	420	406,883
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	590	584,770
4.50%, 04/15/30	175	173,839
Grifols SA, 4.75%, 10/15/28(b)	230	224,500
Security	Par (000)	Value
Pharmaceuticals (continued)
Harrow, Inc., 8.63%, 09/15/30(b)	$90	$91,274
Hikma Finance USA LLC, 5.13%, 07/08/30(c)	200	198,200
HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, 06/01/29(b)	200	186,185
Jazz Securities DAC, 4.38%, 01/15/29(b)	450	440,629
Johnson & Johnson
0.95%, 09/01/27	420	406,013
1.30%, 09/01/30	560	492,991
2.90%, 01/15/28	565	554,469
4.55%, 03/01/28	290	291,183
4.70%, 03/01/30	515	518,247
4.80%, 06/01/29	455	460,155
4.90%, 06/01/31	20	20,255
6.95%, 09/01/29	285	305,988
McKesson Corp.
3.95%, 02/16/28	120	118,966
4.25%, 09/15/29	185	182,338
4.65%, 05/30/30	220	218,457
4.90%, 07/15/28	175	176,059
Merck & Co., Inc.
1.45%, 06/24/30	385	340,381
1.90%, 12/10/28	400	377,050
3.40%, 03/07/29	660	641,540
3.85%, 09/15/27	240	238,816
3.85%, 03/15/29	125	122,892
4.05%, 05/17/28	220	218,755
4.15%, 09/15/30	295	288,509
4.15%, 03/15/31	345	335,605
4.30%, 05/22/28	650	648,879
4.30%, 05/17/30	415	409,055
4.65%, 05/22/31	225	223,376
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	40	41,257
Mylan, Inc., 4.55%, 04/15/28	210	208,378
Novartis Capital Corp.
2.20%, 08/14/30	690	626,538
3.80%, 09/18/29	365	356,460
3.90%, 11/05/28	180	177,721
4.10%, 03/16/29	345	340,991
4.10%, 11/05/30	725	705,861
4.40%, 03/18/31	480	471,876
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(b)	655	645,323
5.13%, 04/30/31(b)	550	544,731
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	1,370	1,367,063
4.65%, 05/19/30	900	894,557
Pfizer, Inc.
1.70%, 05/28/30	365	325,803
2.63%, 04/01/30	410	380,341
3.45%, 03/15/29	645	628,280
3.60%, 09/15/28	335	329,491
3.88%, 11/15/27	160	159,052
4.20%, 11/15/30	430	420,414
Pharmacia LLC, 6.60%, 12/01/28	220	229,454
Sanofi SA
3.63%, 06/19/28	110	108,555
3.75%, 11/03/27	175	173,789
3.80%, 11/03/28	195	192,131
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	790	713,963
5.00%, 11/26/28	590	593,010

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/29	$400	$398,940
6.75%, 03/01/28	400	407,582
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	200	202,493
Viatris, Inc., 2.70%, 06/22/30	430	390,836
Zhangzhou Jiulongjiang Group Co. Ltd., 4.55%, 07/09/28(c)	200	199,292
Zoetis, Inc.
2.00%, 05/15/30	215	193,475
3.00%, 09/12/27	272	267,826
3.90%, 08/20/28	155	153,006
4.15%, 08/17/28	160	158,658
		54,378,665
Pipelines — 0.9%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(c)	200	190,983
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(b)	250	249,237
5.75%, 01/15/28(b)	240	239,969
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(b)	135	138,623
Boardwalk Pipelines LP
3.40%, 02/15/31	17	15,759
4.80%, 05/03/29	150	149,769
Buckeye Partners LP
4.13%, 12/01/27	190	186,819
4.50%, 03/01/28(b)	175	172,867
6.75%, 02/01/30(b)	145	148,747
6.88%, 07/01/29(b)	190	194,344
Cameron LNG LLC, 2.90%, 07/15/31(b)	250	226,349
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	315	303,775
Cheniere Energy Partners LP
4.00%, 03/01/31	425	405,469
4.50%, 10/01/29	620	613,329
Cheniere Energy, Inc., 4.63%, 10/15/28	625	622,046
CNPC Global Capital Ltd., 2.00%, 06/23/30(c)	200	181,866
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	125	119,773
Colonial Enterprises, Inc., 3.25%, 05/15/30(b)	155	144,132
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/28(b)	330	337,530
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/30(b)	210	216,759
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)	440	428,695
DCP Midstream Operating LP
5.13%, 05/15/29	190	191,106
8.13%, 08/16/30	15	16,654
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(b)	195	202,399
DT Midstream, Inc.
4.13%, 06/15/29(b)	505	492,571
4.38%, 06/15/31(b)	15	14,349
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	140	131,846
Enbridge, Inc.
3.13%, 11/15/29	375	355,759
4.20%, 11/20/28	210	207,633
4.50%, 02/15/31	150	146,537
Security	Par (000)	Value
Pipelines (continued)
4.60%, 06/20/28	$150	$149,730
4.85%, 03/27/31	295	292,170
4.90%, 06/20/30	175	174,641
5.30%, 04/05/29	270	273,473
6.00%, 11/15/28	250	256,783
6.20%, 11/15/30	300	313,077
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	190	198,079
Energy Transfer LP
3.75%, 05/15/30	500	478,758
4.00%, 10/01/27	325	322,785
4.15%, 09/15/29	220	215,266
4.55%, 01/15/31	325	318,091
4.95%, 05/15/28	140	140,454
4.95%, 06/15/28	275	275,967
5.20%, 04/01/30	280	282,008
5.25%, 04/15/29	435	438,904
5.25%, 07/01/29	355	359,041
5.55%, 02/15/28	500	506,167
6.00%, 02/01/29(b)	315	316,831
6.10%, 12/01/28	300	308,324
6.40%, 12/01/30	260	272,837
6.50%, 02/15/56, (5-year CMT + 2.68%)(a)	415	414,097
7.13%, 10/01/54, (5-year CMT + 2.83%)(a)	100	102,061
8.00%, 05/15/54, (5-year CMT + 4.02%)(a)	290	304,147
Enterprise Products Operating LLC
2.80%, 01/31/30	475	444,994
3.13%, 07/31/29	475	454,994
4.15%, 10/16/28	325	322,115
4.30%, 06/20/28	315	313,509
4.60%, 01/15/31	495	489,709
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)	225	223,841
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(a)	305	303,947
Excelerate Energy LP, 8.00%, 05/15/30(b)	240	251,876
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	5	4,574
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30(b)	180	163,986
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	205	211,268
8.88%, 04/15/30	150	156,516
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	105	105,569
Gray Oak Pipeline LLC, 3.45%, 10/15/27(b)	15	14,738
Hess Midstream Operations LP
4.25%, 02/15/30(b)	250	239,414
5.13%, 06/15/28(b)	170	169,254
5.50%, 10/15/30(b)	190	189,440
5.88%, 03/01/28(b)	260	261,470
6.50%, 06/01/29(b)	170	173,069
ITT Holdings LLC, 6.50%, 08/01/29(b)	400	395,681
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	60	65,671
Kinder Morgan, Inc.
2.00%, 02/15/31	340	298,626
4.30%, 03/01/28	595	592,192
5.00%, 02/01/29	440	442,440
5.10%, 08/01/29	205	206,877
5.15%, 06/01/30	600	605,177
Kinetik Holdings LP
5.88%, 06/15/30(b)	300	300,370

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.63%, 12/15/28(b)	$315	$320,254
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(b)	135	137,691
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	245	242,489
MPLX LP
2.65%, 08/15/30	460	420,642
4.00%, 03/15/28	210	207,646
4.25%, 12/01/27	285	283,629
4.80%, 02/15/29	285	284,738
4.80%, 02/15/31	430	424,475
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(b)	280	287,016
NuStar Logistics LP, 6.38%, 10/01/30	180	183,751
ONEOK, Inc.
3.10%, 03/15/30	240	224,829
3.25%, 06/01/30	185	173,453
3.40%, 09/01/29	205	196,542
4.25%, 09/24/27	340	338,787
4.35%, 03/15/29	250	246,985
4.40%, 10/15/29	225	221,826
4.55%, 07/15/28	295	293,990
5.38%, 06/01/29	175	177,094
5.63%, 01/15/28(b)	218	219,788
5.65%, 11/01/28	260	264,546
5.80%, 11/01/30	65	66,701
6.35%, 01/15/31	255	266,574
6.50%, 09/01/30(b)	390	406,577
Peru LNG SRL, 5.38%, 03/22/30(c)	267	259,204
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	295	282,914
3.80%, 09/15/30	275	262,242
4.70%, 01/15/31	315	309,684
Prairie Acquiror LP, 9.00%, 08/01/29(b)	145	149,676
Rockies Express Pipeline LLC
4.80%, 05/15/30(b)	105	102,234
4.95%, 07/15/29(b)	170	167,809
Sabal Trail Transmission LLC, 4.25%, 05/01/28(b)	95	94,109
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	595	590,630
4.50%, 05/15/30	750	737,586
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.95%)(a)	150	155,952
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	305	305,502
5.03%, 10/01/29	310	309,074
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	225	233,527
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(b)	245	244,765
6.00%, 12/31/30(b)	220	218,439
7.38%, 02/15/29(b)	255	260,668
Targa Resources Corp.
4.35%, 01/15/29	175	173,123
4.35%, 04/15/31	135	130,749
4.90%, 09/15/30	260	258,720
6.15%, 03/01/29	375	386,210
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31	250	247,042
Security	Par (000)	Value
Pipelines (continued)
5.00%, 01/15/28	$375	$374,612
5.50%, 03/01/30	475	478,019
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	395	367,520
7.00%, 10/15/28	40	41,854
Texas Eastern Transmission LP, 3.50%, 01/15/28(b)	145	142,306
TransCanada PipeLines Ltd.
4.10%, 04/15/30	420	407,656
4.25%, 05/15/28	515	511,393
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	200	205,135
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	230	216,736
4.00%, 03/15/28	135	133,706
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)	150	153,178
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(c)	80	79,130
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(c)	200	199,854
Valero Energy Partners LP, 4.50%, 03/15/28	235	234,251
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(b)	310	315,182
3.88%, 08/15/29(b)	425	404,621
Venture Global LNG, Inc.
7.00%, 01/15/30(b)	450	457,163
8.38%, 06/01/31(b)	750	775,051
9.50%, 02/01/29(b)	965	1,034,359
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/30(b)	555	563,737
Western Midstream Operating LP
4.05%, 02/01/30	365	352,033
4.50%, 03/01/28	120	119,426
4.75%, 08/15/28	165	164,876
4.80%, 03/01/31	90	88,313
6.35%, 01/15/29	270	278,292
7.25%, 04/01/30(b)	205	214,426
Whistler Pipeline LLC, 5.40%, 09/30/29(b)	145	146,376
Williams Companies, Inc.(The)
2.60%, 03/15/31	475	426,069
3.50%, 11/15/30	390	367,080
4.63%, 06/30/30	205	202,320
4.80%, 11/15/29	40	39,968
4.90%, 03/15/29	450	450,988
5.30%, 08/15/28	300	303,331
Series A, 7.50%, 01/15/31	170	187,357
		43,366,902
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30(b)(g)	165	151,452
4.87%, 02/15/29(b)	320	319,268
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	180	172,110
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	320	308,127
		950,957
Real Estate — 0.3%
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(c)	200	190,306
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(c)	200	195,097
Alpha Star Holding X Ltd., 6.13%, 08/05/29(c)	200	188,808
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	210	211,571

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(b)	$145	$139,156
5.75%, 01/15/29(b)	170	167,577
9.75%, 04/15/30(b)	150	160,796
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(c)	200	200,640
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(c)	200	199,471
Binghatti Sukuk 2 Spv Ltd., 7.75%, 07/02/29(c)	200	172,348
Binghatti Sukuk 2 SPV Ltd., 8.13%, 08/07/30(c)	200	166,992
CBRE Services, Inc.
2.50%, 04/01/31	200	178,222
4.80%, 06/15/30	170	168,390
5.50%, 04/01/29	145	147,262
Central Plaza Development Ltd., 6.80%, 04/07/29(c)	200	199,581
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(c)	200	199,226
China Overseas Finance Cayman VIII Ltd.
2.75%, 03/02/30(c)	200	184,089
3.45%, 07/15/29(c)	200	191,546
China Resources Land Ltd., 4.13%, 02/26/29(c)	200	196,222
CoreLogic, Inc., 9.00%, 08/01/31(b)	400	394,195
CoStar Group, Inc., 2.80%, 07/15/30(b)	320	286,923
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	69	69,156
Dar Al-Arkan Sukuk Co. Ltd.
7.25%, 07/02/30(c)	200	196,830
7.25%, 05/26/31(c)	200	195,491
8.00%, 02/25/29(c)	200	200,922
Elect Global Investments Ltd., 7.20%, (5-year CMT + 3.28%)(a)(c)(i)	200	209,228
Emaar Sukuk Ltd., 3.88%, 09/17/29(c)	200	192,384
Esic Sukuk Ltd., 5.83%, 02/14/29(c)	200	200,265
Five Point Operating Co. LP, 8.00%, 10/01/30(b)	135	138,217
Franshion Brilliant Ltd., 4.25%, 07/23/29(c)	200	185,308
Greentown China Holdings Ltd., 8.45%, 02/24/28(c)	200	202,355
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	115	118,970
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(c)	200	186,834
Howard Hughes Corp.(The)
4.13%, 02/01/29(b)	205	197,606
4.38%, 02/01/31(b)	245	229,483
Hunt Companies, Inc., 5.25%, 04/15/29(b)	215	210,084
Huzhou City Investment Development Group Co. Ltd., 4.70%, 12/05/27(c)	400	399,604
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(c)	200	194,138
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	175	182,441
Kennedy-Wilson, Inc., 7.00%, 06/01/31(b)	495	504,285
Longfor Group Holdings Ltd.
3.95%, 09/16/29(c)	400	336,491
4.50%, 01/16/28(c)	200	186,533
MAF Global Securities Ltd., 5.75%, (5-year CMT + 2.05%)(a)(c)(i)	200	186,107
MAF Sukuk Ltd.
3.93%, 02/28/30(c)	200	189,083
4.64%, 05/14/29(c)	200	195,181
Mitsui Fudosan Co. Ltd., 3.95%, 01/24/29(b)	200	195,031
Nan Fung Treasury Ltd., 3.63%, 08/27/30(c)	200	187,332
Newmark Group, Inc., 7.50%, 01/12/29	180	187,336
Security	Par (000)	Value
Real Estate (continued)
Omniyat Sukuk 1 Ltd.
7.25%, 03/04/31(c)	$200	$171,670
8.38%, 05/06/28(c)	200	191,381
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29(b)	315	309,211
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(c)	200	181,732
Sobha Sukuk Ltd.
8.00%, 02/19/29(c)	200	192,662
8.75%, 07/17/28(c)	200	196,614
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30(c)	200	186,113
2.88%, 01/21/30(c)	200	187,932
3.75%, 02/25/29(c)	200	195,209
Swire Pacific Mtn Financing HK Ltd.
2.88%, 01/30/30(c)	200	188,513
5.13%, 07/05/29(c)	200	202,527
Swire Properties MTN Financing Ltd., 4.25%, 01/13/31(c)	200	195,822
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(c)	400	197,240
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(c)	200	196,207
		12,607,946
Real Estate Investment Trusts — 1.1%
Agree LP
2.00%, 06/15/28	105	99,933
2.90%, 10/01/30	100	92,122
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29	165	153,225
3.95%, 01/15/28	393	388,427
4.50%, 07/30/29	130	128,064
4.70%, 07/01/30	190	186,623
4.90%, 12/15/30	215	212,945
American Assets Trust LP, 3.38%, 02/01/31	150	136,019
American Homes 4 Rent LP
4.25%, 02/15/28	255	252,776
4.90%, 02/15/29	120	119,985
4.95%, 06/15/30	205	203,697
American Tower Corp.
1.50%, 01/31/28	230	219,465
1.88%, 10/15/30	155	136,535
2.10%, 06/15/30	355	318,488
2.70%, 04/15/31	200	180,198
2.90%, 01/15/30	375	350,228
3.60%, 01/15/28	280	275,836
3.80%, 08/15/29	585	567,556
3.95%, 03/15/29	230	224,800
4.90%, 03/15/30	385	383,464
5.00%, 01/31/30	295	295,144
5.20%, 02/15/29	285	287,379
5.25%, 07/15/28	250	252,202
5.50%, 03/15/28	350	353,997
5.80%, 11/15/28	285	291,077
Arbor Realty SR, Inc.
7.88%, 07/15/30(b)(g)	150	136,460
8.50%, 12/15/28(b)(g)	140	134,842
Series QIB, 5.00%, 12/30/28(b)	75	69,093
AvalonBay Communities, Inc.
1.90%, 12/01/28	215	202,092
2.30%, 03/01/30	240	220,137
2.45%, 01/15/31	225	203,316
3.20%, 01/15/28	175	171,706

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.30%, 06/01/29	$25	$24,073
4.35%, 12/01/30	120	117,558
Blackstone Mortgage Trust, Inc.
6.25%, 06/01/31(b)	160	153,168
7.75%, 12/01/29(b)	140	144,771
Boston Properties LP
2.90%, 03/15/30	195	180,681
3.25%, 01/30/31	415	382,611
3.40%, 06/21/29	325	311,448
4.50%, 12/01/28	280	277,920
6.75%, 12/01/27	435	445,943
Brandywine Operating Partnership LP
3.95%, 11/15/27	125	121,856
4.55%, 10/01/29	125	117,045
6.13%, 01/15/31(g)	100	95,988
8.30%, 03/15/28	124	128,624
8.88%, 04/12/29	160	168,018
Brixmor Operating Partnership LP
2.25%, 04/01/28	280	269,279
4.05%, 07/01/30	205	197,842
4.13%, 05/15/29	330	323,687
Camden Property Trust
2.80%, 05/15/30	210	194,938
3.15%, 07/01/29	230	220,295
4.10%, 10/15/28	135	133,673
COPT Defense Properties LP
2.00%, 01/15/29	150	140,022
2.75%, 04/15/31	205	184,066
4.50%, 10/15/30	125	122,050
Cousins Properties LP, 5.25%, 07/15/30	110	110,208
Crown Castle, Inc.
2.10%, 04/01/31	300	261,247
2.25%, 01/15/31	347	305,865
2.50%, 07/15/31	210	184,726
3.10%, 11/15/29	185	174,258
3.30%, 07/01/30	255	238,116
3.65%, 09/01/27	302	299,000
3.80%, 02/15/28	456	449,232
4.30%, 02/15/29	237	233,294
4.80%, 09/01/28	110	109,998
4.90%, 09/01/29	235	234,321
5.00%, 01/11/28	530	531,778
5.60%, 06/01/29	320	325,390
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	160	155,813
CubeSmart LP
2.25%, 12/15/28	170	160,555
3.00%, 02/15/30	205	191,635
4.38%, 02/15/29	105	103,846
Digital Realty Trust LP
3.60%, 07/01/29	230	222,085
3.70%, 08/15/27	500	495,906
4.45%, 07/15/28	150	149,053
5.55%, 01/15/28	373	376,989
Diversified Healthcare Trust
4.38%, 03/01/31	165	150,851
4.75%, 02/15/28	150	147,294
7.25%, 10/15/30(b)	110	112,784
DOC DR LLC, 3.95%, 01/15/28	270	267,083
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(b)	$150	$149,212
EPR Properties
3.75%, 08/15/29	175	167,880
4.75%, 11/15/30	100	97,301
4.95%, 04/15/28	175	174,520
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	275	265,642
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	380	371,154
5.25%, 08/15/31	200	198,876
Equinix, Inc.
1.55%, 03/15/28	295	280,570
2.00%, 05/15/28	130	123,969
2.15%, 07/15/30	325	290,393
2.50%, 05/15/31	285	252,176
3.20%, 11/18/29	350	330,782
5.00%, 08/15/29	200	199,616
ERP Operating LP
2.50%, 02/15/30	235	217,022
3.00%, 07/01/29	205	195,240
3.25%, 08/01/27	220	217,453
3.50%, 03/01/28	180	177,023
4.15%, 12/01/28	215	212,539
Essex Portfolio LP
1.65%, 01/15/31	5	4,317
1.70%, 03/01/28	330	315,249
2.55%, 06/15/31	20	17,793
3.00%, 01/15/30	215	201,683
Extra Space Storage LP
2.20%, 10/15/30	165	147,204
2.55%, 06/01/31	5	4,443
3.88%, 12/15/27	430	425,565
3.90%, 04/01/29	185	180,449
4.00%, 06/15/29	45	43,899
5.50%, 07/01/30	280	283,771
5.70%, 04/01/28	260	263,809
5.90%, 01/15/31	225	231,397
Federal Realty OP LP
3.20%, 06/15/29	70	67,035
3.50%, 06/01/30	45	42,777
5.38%, 05/01/28	305	308,150
First Industrial LP, 5.25%, 01/15/31	10	9,993
Global Net Lease, Inc., 4.50%, 09/30/28(b)	180	175,675
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	190	185,850
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	250	238,799
4.00%, 01/15/31	205	192,163
5.30%, 01/15/29	325	325,346
5.75%, 06/01/28	167	168,428
Healthcare Realty Holdings LP
2.00%, 03/15/31	220	191,338
3.10%, 02/15/30	235	219,776
Healthpeak OP LLC
2.13%, 12/01/28	245	231,030
2.88%, 01/15/31	220	200,614
3.00%, 01/15/30	300	280,987
3.50%, 07/15/29	150	144,427

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Highwoods Realty LP
3.05%, 02/15/30	$135	$125,390
4.13%, 03/15/28	90	88,698
4.20%, 04/15/29	105	102,446
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	275	260,662
Series I, 3.50%, 09/15/30	250	234,372
Hudson Pacific Properties LP
3.25%, 01/15/30	130	113,857
3.95%, 11/01/27	125	121,689
4.65%, 04/01/29	160	150,694
5.95%, 02/15/28(g)	140	138,679
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	230	217,429
5.45%, 08/15/30	125	126,084
Iron Mountain, Inc.
4.50%, 02/15/31(b)	425	402,715
4.88%, 09/15/27(b)	310	309,132
4.88%, 09/15/29(b)	350	341,602
5.00%, 07/15/28(b)	160	158,435
5.25%, 03/15/28(b)	255	254,135
5.25%, 07/15/30(b)	440	429,909
7.00%, 02/15/29(b)	315	320,111
Kilroy Realty LP
3.05%, 02/15/30	170	156,092
4.25%, 08/15/29	210	203,335
4.75%, 12/15/28	165	163,395
Kimco Realty OP LLC
1.90%, 03/01/28	375	359,795
2.70%, 10/01/30	55	50,672
Kite Realty Group Trust, 4.75%, 09/15/30	100	98,718
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29(b)	270	263,061
5.50%, 08/01/30	200	199,407
Lineage OP LP, 5.25%, 07/15/30	145	144,351
LXP Industrial Trust, 2.70%, 09/15/30	5	4,548
Mid-America Apartments LP
1.70%, 02/15/31	10	8,674
2.75%, 03/15/30	205	190,770
3.95%, 03/15/29	255	249,915
4.20%, 06/15/28	120	119,072
Millrose Properties, Inc., 6.38%, 08/01/30(b)	390	393,149
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	275	187,266
4.63%, 08/01/29	260	208,137
5.00%, 10/15/27	440	426,798
National Health Investors, Inc., 3.00%, 02/01/31	25	22,491
NNN REIT, Inc.
2.50%, 04/15/30	55	50,436
3.50%, 10/15/27	330	325,881
4.30%, 10/15/28	5	4,953
4.60%, 02/15/31	195	191,450
Omega Healthcare Investors, Inc.
3.38%, 02/01/31	215	197,652
3.63%, 10/01/29	180	171,878
4.75%, 01/15/28	225	224,508
5.20%, 07/01/30	190	189,025
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	235	229,044
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.88%, 10/01/28(b)	$220	$219,710
7.00%, 02/01/30(b)	170	172,716
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	115	116,147
Piedmont Operating Partnership LP, 6.88%, 07/15/29	145	150,929
Prologis LP
1.25%, 10/15/30	330	284,966
1.63%, 03/15/31	70	60,484
1.75%, 07/01/30	150	133,347
1.75%, 02/01/31	5	4,361
2.25%, 04/15/30	365	333,023
2.88%, 11/15/29	70	65,951
3.38%, 12/15/27	410	404,493
3.88%, 09/15/28	135	133,018
4.00%, 09/15/28	159	157,044
4.25%, 06/15/31	130	126,270
4.38%, 02/01/29	130	129,088
4.75%, 01/15/31	220	219,135
4.88%, 06/15/28	205	206,270
Prologis Targeted U.S. Logistics Fund LP
4.25%, 01/15/31(b)	135	130,258
5.25%, 04/01/29(b)	155	156,394
Public Storage Operating Co.
1.85%, 05/01/28	285	272,438
1.95%, 11/09/28	165	155,564
2.30%, 05/01/31	265	235,869
3.09%, 09/15/27	50	49,307
3.39%, 05/01/29	145	140,303
4.38%, 07/01/30	185	182,247
5.13%, 01/15/29	205	207,539
Rayonier LP, 2.75%, 05/17/31	50	44,627
Realty Income Corp.
2.10%, 03/15/28	160	153,951
2.20%, 06/15/28	190	181,862
3.10%, 12/15/29	165	156,359
3.25%, 06/15/29	165	158,379
3.25%, 01/15/31	305	284,380
3.40%, 01/15/28	205	201,501
3.40%, 01/15/30	165	157,030
3.65%, 01/15/28	205	202,410
3.95%, 08/15/27	248	246,869
3.95%, 02/01/29	120	117,916
4.00%, 07/15/29	170	166,614
4.70%, 12/15/28	115	115,010
4.75%, 02/15/29	205	204,980
4.85%, 03/15/30	240	239,839
Regency Centers LP
2.95%, 09/15/29	40	37,827
3.70%, 06/15/30	175	167,600
4.13%, 03/15/28	395	392,065
Rexford Industrial Realty LP
2.13%, 12/01/30	110	96,997
5.00%, 06/15/28	130	130,428
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	200	195,527
7.25%, 07/15/28(b)	135	137,568
Rithm Capital Corp.
8.00%, 04/01/29(b)	250	251,593
8.00%, 07/15/30(b)	195	194,587
8.50%, 06/01/31(b)	210	210,562

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)	$155	$147,745
Sabra Health Care LP, 3.90%, 10/15/29	85	81,985
Safehold GL Holdings LLC, 2.80%, 06/15/31	125	111,816
SBA Communications Corp.
3.13%, 02/01/29	480	458,718
4.88%, 01/15/30	275	273,977
5.15%, 07/15/31	275	273,302
Service Properties Trust
0.00%, 09/30/28(b)(k)	170	158,570
3.95%, 01/15/28	120	116,349
4.38%, 02/15/30	125	113,080
4.95%, 10/01/29(g)	139	129,972
Simon Property Group LP
1.75%, 02/01/28	390	374,414
2.20%, 02/01/31	205	182,576
2.45%, 09/13/29	445	415,787
2.65%, 07/15/30	205	188,979
3.38%, 12/01/27	380	374,438
4.30%, 01/15/31	280	272,866
4.38%, 10/01/30	150	147,271
Starwood Property Trust, Inc.
5.25%, 10/15/28(b)	240	237,915
5.75%, 01/15/31(b)	175	172,489
5.88%, 08/15/29(b)	70	70,202
6.00%, 04/15/30(b)	125	125,277
6.13%, 06/01/31(b)	360	359,114
6.50%, 07/01/30(b)	145	147,220
6.50%, 10/15/30(b)	150	152,106
7.25%, 04/01/29(b)	185	190,624
Store Capital LLC
2.75%, 11/18/30	100	89,754
4.50%, 03/15/28	260	258,156
4.63%, 03/15/29	85	83,894
4.95%, 02/11/31	75	73,238
5.40%, 04/30/30	145	145,350
Sun Communities Operating LP
2.30%, 11/01/28	145	137,392
2.70%, 07/15/31	215	191,441
Trust 2401, 4.87%, 01/15/30(c)	200	191,337
Trust Fibra Uno, 4.87%, 01/15/30(c)	200	191,189
UDR, Inc.
3.20%, 01/15/30	200	188,918
4.40%, 01/26/29	105	104,018
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	230	219,889
Ventas Realty LP
3.00%, 01/15/30	200	187,430
4.00%, 03/01/28	215	212,638
4.40%, 01/15/29	240	237,825
4.75%, 11/15/30	165	163,230
VICI Properties LP
4.75%, 02/15/28	490	489,016
4.75%, 04/01/28	305	304,243
4.95%, 02/15/30	320	316,431
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/29(b)	230	222,859
4.13%, 08/15/30(b)	345	327,799
4.50%, 01/15/28(b)	105	104,096
4.63%, 12/01/29(b)	350	341,867
Vornado Realty LP, 3.40%, 06/01/31	110	100,084
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
WEA Finance LLC
3.50%, 06/15/29(b)	$220	$210,968
4.13%, 09/20/28(b)	175	172,147
Welltower OP LLC
2.05%, 01/15/29	85	79,847
2.75%, 01/15/31	215	196,335
2.80%, 06/01/31	200	181,813
3.10%, 01/15/30	295	278,674
4.13%, 03/15/29	130	128,109
4.25%, 04/15/28	515	512,112
4.50%, 07/01/30	295	290,954
Weyerhaeuser Co.
4.00%, 11/15/29	270	262,480
4.00%, 04/15/30	255	246,282
6.95%, 10/01/27	35	35,871
WP Carey, Inc.
3.85%, 07/15/29	150	146,035
4.65%, 07/15/30	95	93,609
XHR LP
4.88%, 06/01/29(b)	180	175,331
6.63%, 05/15/30(b)	120	122,387
		57,833,753
Retail — 0.8%
7-Eleven, Inc.
1.30%, 02/10/28(b)	415	394,016
1.80%, 02/10/31(b)	400	345,727
Academy Ltd., 5.88%, 05/15/31(b)	165	163,243
Advance Auto Parts, Inc.
1.75%, 10/01/27	100	96,059
3.90%, 04/15/30	155	145,187
5.95%, 03/09/28	90	90,644
7.00%, 08/01/30(b)	310	317,710
Alimentation Couche-Tard, Inc.
2.95%, 01/25/30(b)	300	280,865
4.15%, 09/29/28(b)	180	177,977
Arko Corp., 5.13%, 11/15/29(b)	150	140,251
Asbury Automotive Group, Inc.
4.50%, 03/01/28	135	133,537
4.63%, 11/15/29(b)	265	257,467
4.75%, 03/01/30	160	155,317
AutoNation, Inc.
1.95%, 08/01/28	185	174,742
3.80%, 11/15/27	45	44,446
4.45%, 01/15/29	120	118,436
4.75%, 06/01/30	125	123,051
AutoZone, Inc.
1.65%, 01/15/31	215	186,170
3.75%, 04/18/29	160	155,841
4.00%, 04/15/30	255	246,728
4.50%, 02/01/28	300	299,561
4.95%, 07/15/31	155	154,011
5.10%, 07/15/29	190	191,955
5.13%, 06/15/30	140	140,781
6.25%, 11/01/28	220	226,845
Bath & Body Works, Inc.
5.25%, 02/01/28	162	161,907
6.63%, 10/01/30(b)	250	254,056
7.50%, 06/15/29	150	151,960
Best Buy Co., Inc.
1.95%, 10/01/30	245	217,064
4.45%, 10/01/28	165	164,065

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(b)(g)	$115	$109,822
BlueLinx Holdings, Inc., 6.00%, 11/15/29(b)	90	88,730
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(b)	250	239,678
3.88%, 01/15/28(b)	550	539,616
4.00%, 10/15/30(b)	920	866,180
4.38%, 01/15/28(b)	250	246,761
5.63%, 09/15/29(b)	195	194,673
6.13%, 06/15/29(b)	400	404,237
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(b)(h)	505	521,078
9.00%, 06/01/31, (9.00 % Cash)(b)(h)	740	814,327
Chengdu Communications Investment Group Co. Ltd., 4.75%, 12/13/27(c)	200	200,481
CK Hutchison International 24 II Ltd., 4.38%, 03/13/30(b)	200	197,389
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(b)	200	203,577
CK Hutchison International 25 Ltd., 4.25%, 09/26/30(b)	200	196,172
Costco Wholesale Corp., 1.60%, 04/20/30	590	530,096
Darden Restaurants, Inc.
4.35%, 10/15/27	130	129,519
4.55%, 10/15/29	180	177,952
Dick's Sporting Goods, Inc., 4.00%, 10/01/29	115	111,522
Dollar General Corp.
3.50%, 04/03/30	320	303,346
4.13%, 05/01/28	215	212,905
5.20%, 07/05/28	155	156,331
Dollar Tree, Inc., 4.20%, 05/15/28	447	442,957
ESC CB144A SAKS GLOBAL 12/29 11, 11.00%, 12/15/29(d)(e)(f)	376	—
Family Dollar Stores LLC, 10.00%, 07/31/31(b)	80	78,767
Ferguson Enterprises, Inc., 4.35%, 03/15/31	270	262,826
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(b)	265	258,819
9.25%, 01/15/31(b)	205	215,423
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(b)	325	315,644
6.75%, 01/15/30(b)	405	397,706
FirstCash, Inc.
4.63%, 09/01/28(b)	175	171,844
5.63%, 01/01/30(b)	185	182,281
Gap, Inc. (The), 3.63%, 10/01/29(b)	245	230,505
Gee Automotive Holdings LLC, 7.25%, 03/01/31(b)	100	100,701
Genuine Parts Co.
1.88%, 11/01/30	25	21,711
4.95%, 08/15/29	320	317,957
6.50%, 11/01/28	220	226,942
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(b)	180	178,348
11.50%, 08/15/29(b)	190	199,829
GPS Hospitality Operating Co. LLC, 11.00%, 03/05/31(b)	27	24,081
Group 1 Automotive, Inc.
4.00%, 08/15/28(b)	250	241,242
6.38%, 01/15/30(b)	130	130,736
Security	Par (000)	Value
Retail (continued)
Home Depot, Inc.(The)
0.90%, 03/15/28	$127	$120,305
1.38%, 03/15/31	450	386,809
1.50%, 09/15/28	352	331,484
2.70%, 04/15/30	535	498,478
2.80%, 09/14/27	410	403,299
2.95%, 06/15/29	590	564,869
3.75%, 09/15/28	150	148,020
3.90%, 12/06/28	350	346,060
3.95%, 09/15/30	150	145,651
4.75%, 06/25/29	455	457,138
4.85%, 06/25/31	295	295,794
4.90%, 04/15/29	270	272,227
InRetail Consumer, 3.25%, 03/22/28(c)	200	192,850
JMH Co. Ltd., 2.50%, 04/09/31(c)	400	361,028
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	152	150,582
Kohl's Corp.
5.13%, 05/01/31	250	224,125
10.00%, 06/01/30(b)	105	113,431
LBM Acquisition LLC
6.25%, 01/15/29(b)	220	141,799
9.50%, 06/15/31(b)	290	244,750
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	315	307,544
Lithia Motors, Inc.
3.88%, 06/01/29(b)	230	220,795
4.38%, 01/15/31(b)	170	161,019
4.63%, 12/15/27(b)	150	149,290
5.50%, 10/01/30(b)	195	192,669
Lowe's Companies, Inc.
1.30%, 04/15/28	160	151,441
1.70%, 09/15/28	495	465,803
1.70%, 10/15/30	455	399,377
2.63%, 04/01/31	485	437,959
3.65%, 04/05/29	535	520,115
4.50%, 04/15/30	450	444,749
6.50%, 03/15/29	125	130,536
Lowe's Cos, Inc.
3.95%, 10/15/27	300	298,038
4.00%, 10/15/28	365	359,816
4.25%, 03/15/31	355	344,309
Macy's Retail Holdings LLC, 5.88%, 03/15/30(b)(g)	64	63,423
McDonald's Corp.
2.13%, 03/01/30	315	287,477
2.63%, 09/01/29	270	254,498
3.60%, 07/01/30	370	355,552
3.80%, 04/01/28	232	229,236
4.40%, 02/12/31	25	24,613
4.60%, 05/15/30	140	139,440
4.80%, 08/14/28	377	378,559
5.00%, 05/17/29	275	277,525
Men's Wearhouse LLC (The), 9.00%, 02/01/31(b)	130	138,491
Murphy Oil USA, Inc.
3.75%, 02/15/31(b)	155	144,066
4.75%, 09/15/29	160	157,270
Nordstrom, Inc.
4.38%, 04/01/30	180	172,168
6.95%, 03/15/28	155	158,496
O'Reilly Automotive, Inc.
1.75%, 03/15/31	195	169,243
3.60%, 09/01/27	397	393,214

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.90%, 06/01/29	$205	$200,241
4.20%, 04/01/30	140	136,430
4.35%, 06/01/28	75	74,547
Papa John's International, Inc., 3.88%, 09/15/29(b)	120	112,957
Park River Holdings, Inc.
8.00%, 03/15/31(b)	275	273,888
8.75%, 12/31/30(b)	190	175,796
Penske Automotive Group, Inc., 3.75%, 06/15/29	150	143,232
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(b)(g)	185	185,618
QXO Building Products, Inc., 6.50%, 07/15/31(b)	530	531,997
Ross Stores, Inc., 1.88%, 04/15/31	10	8,735
Sonic Automotive, Inc., 4.63%, 11/15/29(b)	195	190,130
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(b)	165	156,740
Staples, Inc.
10.75%, 09/01/29(b)	775	741,672
12.75%, 01/15/30(b)	275	218,172
Starbucks Corp.
2.25%, 03/12/30	275	251,087
2.55%, 11/15/30	315	286,342
3.50%, 03/01/28	190	186,885
3.55%, 08/15/29	400	387,264
4.00%, 11/15/28	290	285,610
4.50%, 05/15/28	92	91,824
4.90%, 02/15/31	200	200,230
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	205	193,191
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(b)	180	173,696
Target Corp.
2.35%, 02/15/30	315	290,753
2.65%, 09/15/30	70	64,370
3.38%, 04/15/29	325	315,492
4.35%, 06/15/28	70	69,863
TJX Companies, Inc.(The)
1.15%, 05/15/28	100	94,418
1.60%, 05/15/31	135	116,610
3.88%, 04/15/30	135	130,737
Tractor Supply Co., 1.75%, 11/01/30	215	187,855
Victoria's Secret & Co., 4.63%, 07/15/29(b)	185	179,689
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(b)(g)	140	142,691
Walmart, Inc.
2.38%, 09/24/29	100	93,911
3.25%, 07/08/29	250	242,942
3.70%, 06/26/28	485	479,513
3.90%, 04/15/28	355	352,513
4.00%, 04/30/29	195	192,791
4.00%, 04/15/30	125	122,821
4.15%, 04/30/31	310	303,694
4.35%, 04/28/30	320	317,907
7.55%, 02/15/30	150	164,743
White Cap Supply Holdings LLC, 7.38%, 11/15/30(b)	195	196,700
Yum! Brands, Inc.
3.63%, 03/15/31	370	341,604
4.75%, 01/15/30(b)	255	249,596
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(c)	200	181,465
		39,516,722
Security	Par (000)	Value
Savings & Loans — 0.0%
Nationwide Building Society
3.96%, 07/18/30(a)(b)	$390	$378,201
4.30%, 03/08/29(a)(b)	435	431,477
4.35%, 09/30/30(b)	285	276,897
4.65%, 07/14/29, (1-day SOFR + 1.06%)(a)(b)	380	379,420
5.05%, 07/14/32, (1-day SOFR + 1.10%)(a)(b)	200	197,383
5.13%, 07/29/29(b)	265	266,686
		1,930,064
Semiconductors — 0.5%
Advanced Micro Devices, Inc., 4.32%, 03/24/28	80	79,779
Analog Devices, Inc.
1.70%, 10/01/28	255	239,979
4.25%, 06/15/28	315	313,531
4.50%, 06/15/30	265	262,400
Applied Materials, Inc.
1.75%, 06/01/30	235	210,038
4.00%, 01/15/31	155	149,745
4.80%, 06/15/29	355	356,919
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	295	290,308
Broadcom, Inc.
1.95%, 02/15/28	225	216,099
2.45%, 02/15/31	805	717,349
4.00%, 04/15/29	355	347,495
4.15%, 11/15/30	510	490,279
4.20%, 10/15/30	500	482,441
4.30%, 01/15/31	165	159,522
4.35%, 02/15/30	635	620,178
4.60%, 07/15/30	510	500,710
4.75%, 04/15/29	585	583,454
4.80%, 04/15/28	480	480,919
5.00%, 04/15/30	285	284,834
5.05%, 04/15/30	350	349,896
Entegris, Inc.
3.63%, 05/01/29(b)(g)	120	113,959
4.38%, 04/15/28(b)	125	122,709
4.75%, 04/15/29(b)	600	590,616
5.95%, 06/15/30(b)	315	315,306
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	365	368,492
5.90%, 01/25/30(b)	250	255,520
Intel Corp.
1.60%, 08/12/28	280	263,349
2.45%, 11/15/29	680	627,975
3.75%, 08/05/27	495	491,141
3.90%, 03/25/30	670	644,248
4.00%, 08/05/29	290	282,786
4.65%, 06/01/31	395	386,234
4.88%, 02/10/28	580	581,519
5.00%, 02/21/31	20	19,934
5.13%, 02/10/30	440	441,186
Kioxia Holdings Corp., 6.25%, 07/24/30(b)	275	281,480
KLA Corp., 4.10%, 03/15/29	315	310,217
Lam Research Corp.
1.90%, 06/15/30	245	219,586
4.00%, 03/15/29	365	358,886
Marvell Technology, Inc.
2.45%, 04/15/28	115	110,777
2.95%, 04/15/31	305	276,663
4.75%, 07/15/30	135	133,177
4.88%, 06/22/28	235	235,649

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.75%, 02/15/29	$190	$193,840
Microchip Technology, Inc.
4.90%, 03/15/28	290	290,758
5.05%, 03/15/29	345	346,097
5.05%, 02/15/30	330	328,614
NVIDIA Corp.
1.55%, 06/15/28	550	521,686
2.00%, 06/15/31	50	43,926
2.85%, 04/01/30	565	529,129
4.25%, 06/15/28	1,040	1,035,579
4.35%, 06/15/29	1,030	1,020,228
4.50%, 06/15/31	1,490	1,458,025
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	200	202,831
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	210	186,441
3.40%, 05/01/30	400	377,904
4.30%, 08/19/28	165	163,511
4.30%, 06/18/29	392	385,694
ON Semiconductor Corp., 3.88%, 09/01/28(b)	200	192,950
Qorvo, Inc., 4.38%, 10/15/29	300	289,045
QUALCOMM, Inc.
1.30%, 05/20/28	295	278,824
2.15%, 05/20/30	355	321,804
4.50%, 05/20/30	165	163,528
SK hynix, Inc.
4.25%, 09/11/28(c)	200	197,937
4.38%, 09/11/30(c)	200	195,234
SK Hynix, Inc.
2.38%, 01/19/31(c)	200	179,022
5.50%, 01/16/29(c)	400	406,334
6.38%, 01/17/28(c)	385	393,915
Skyworks Solutions, Inc., 3.00%, 06/01/31	5	4,443
Synaptics, Inc., 4.00%, 06/15/29(b)	130	127,627
Texas Instruments, Inc.
1.75%, 05/04/30	250	224,085
2.25%, 09/04/29	325	302,671
2.90%, 11/03/27	135	132,716
4.50%, 05/23/30	155	153,560
4.60%, 02/15/28	290	290,475
4.60%, 02/08/29	135	135,134
TSMC Arizona Corp., 4.13%, 04/22/29	200	197,850
TSMC Global Ltd.
1.38%, 09/28/30(c)	400	349,021
1.75%, 04/23/28(c)	200	190,826
2.25%, 04/23/31(c)	400	357,088
Xilinx, Inc., 2.38%, 06/01/30	215	195,960
		26,931,596
Shipbuilding — 0.0%
CSSC Capital 2015 Ltd., 3.00%, 02/13/30(c)	200	186,923
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	225	213,166
3.48%, 12/01/27	245	241,104
4.20%, 05/01/30	160	155,335
5.35%, 01/15/30	180	181,746
		978,274
Software — 0.7%
Adobe, Inc.
2.30%, 02/01/30	395	362,967
4.75%, 01/17/28	310	311,326
4.80%, 04/04/29	290	291,643
Security	Par (000)	Value
Software (continued)
4.95%, 01/17/30	$300	$301,763
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)	760	734,199
Atlassian Corp., 5.25%, 05/15/29	125	125,140
Autodesk, Inc., 2.85%, 01/15/30	180	168,059
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	210	186,227
2.90%, 12/01/29	120	112,008
Cadence Design Systems, Inc.
4.20%, 09/10/27	110	109,568
4.30%, 09/10/29	335	330,214
Capstone Borrower, Inc., 8.00%, 06/15/30(b)	265	257,715
CDK Steerco
7.25%, 06/15/29(e)	250	160,000
8.00%, 06/15/29(e)	290	185,600
Cloud Software Group LLC, 9.00%, 09/30/29(b)	1,230	1,205,841
Cloud Software Group, Inc., 6.50%, 03/31/29(b)	1,310	1,281,316
Concentrix Corp.
6.50%, 03/01/29(g)	185	179,580
6.60%, 08/02/28(g)	305	305,578
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(b)	115	114,759
Constellation Software, Inc./Canada, 5.16%, 02/16/29(b)	180	179,866
CoreWeave, Inc.
9.00%, 02/01/31(b)	590	533,687
9.25%, 06/01/30(b)(g)	650	609,801
Dye & Durham Ltd., 8.63%, 04/15/29(b)	225	135,600
Elastic NV, 4.13%, 07/15/29(b)	170	161,987
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)	225	216,705
Fair Isaac Corp., 4.00%, 06/15/28(b)	280	271,616
Fidelity National Information Services, Inc.
1.65%, 03/01/28	235	223,923
2.25%, 03/01/31	270	237,628
3.75%, 05/21/29	165	159,776
4.45%, 03/10/28	325	323,243
4.55%, 03/10/29	405	401,329
4.80%, 03/10/31	940	922,753
Fiserv, Inc.
2.65%, 06/01/30	320	291,811
3.50%, 07/01/29	975	935,180
4.20%, 10/01/28	329	323,977
4.55%, 02/15/31	335	324,333
4.75%, 03/15/30	290	285,856
5.35%, 03/15/31	200	199,873
5.38%, 08/21/28	240	242,004
5.45%, 03/02/28	360	362,831
Intuit, Inc.
1.65%, 07/15/30	255	225,202
4.95%, 06/15/31	165	163,438
5.13%, 09/15/28	320	322,810
Microsoft Corp., 1.35%, 09/15/30	20	17,578
MSCI, Inc.
3.63%, 09/01/30(b)	335	314,161
3.88%, 02/15/31(b)	365	342,204
4.00%, 11/15/29(b)	435	419,638
Open Text Corp.
3.88%, 02/15/28(b)	270	263,374
3.88%, 12/01/29(b)	265	244,217
6.90%, 12/01/27(b)	335	341,649
Open Text Holdings, Inc., 4.13%, 02/15/30(b)	285	263,060

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Oracle Corp.
2.30%, 03/25/28	$720	$686,634
2.88%, 03/25/31	960	837,178
2.95%, 04/01/30	1,140	1,025,471
3.25%, 11/15/27	800	781,460
3.25%, 05/15/30	110	99,849
4.20%, 09/27/29	470	450,168
4.45%, 09/26/30	915	863,451
4.50%, 05/06/28	305	301,335
4.55%, 02/04/29	1,000	974,578
4.65%, 05/06/30	325	312,511
4.80%, 08/03/28	590	584,686
4.95%, 02/04/31	1,165	1,112,919
6.15%, 11/09/29	515	520,952
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(b)	200	178,393
Paychex, Inc., 5.10%, 04/15/30	495	495,135
Playtika Holding Corp., 4.25%, 03/15/29(b)(g)	205	186,184
PTC, Inc., 4.00%, 02/15/28(b)	173	169,109
RingCentral, Inc., 8.50%, 08/15/30(b)	110	114,807
ROBLOX Corp., 3.88%, 05/01/30(b)	330	308,361
Rocket Software, Inc.
6.50%, 02/15/29(b)	170	156,609
9.00%, 11/28/28(b)	245	242,476
Roper Technologies, Inc.
1.40%, 09/15/27	330	318,691
1.75%, 02/15/31	270	233,205
2.00%, 06/30/30	200	178,305
2.95%, 09/15/29	245	231,716
4.20%, 09/15/28	155	153,341
4.25%, 09/15/28	55	54,451
4.45%, 09/15/30	160	156,614
4.50%, 10/15/29	240	237,250
Salesforce, Inc.
1.50%, 07/15/28	275	259,341
1.95%, 07/15/31	400	344,917
3.70%, 04/11/28	545	537,541
4.50%, 03/15/28	1,105	1,103,056
4.65%, 03/15/29	1,390	1,384,201
ServiceNow, Inc.
1.40%, 09/01/30	550	478,866
4.25%, 05/15/28	170	169,092
SS&C Technologies, Inc., 5.50%, 09/30/27(b)	660	659,756
Synopsys, Inc.
4.65%, 04/01/28	340	339,584
4.85%, 04/01/30	660	656,317
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	295	296,298
5.40%, 06/12/29	137	138,783
Twilio, Inc.
3.63%, 03/15/29	155	148,793
3.88%, 03/15/31	150	140,097
UKG, Inc., 6.88%, 02/01/31(b)	805	788,649
VMware LLC
1.80%, 08/15/28	265	250,439
4.70%, 05/15/30	200	197,962
Workday, Inc., 3.70%, 04/01/29	270	262,049
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	205	170,528
		37,276,721
Telecommunications — 1.2%
Advanced Info Service PCL, 4.26%, 03/04/31(c)	200	193,290
Security	Par (000)	Value
Telecommunications (continued)
Altice Financing SA
5.00%, 01/15/28(b)	$365	$232,572
5.75%, 08/15/29(b)	660	417,983
Altice France SA
6.88%, 10/15/30(b)	273	266,229
9.50%, 11/01/29(b)	446	452,070
America Movil SAB de CV
2.88%, 05/07/30	200	184,886
3.63%, 04/22/29	365	352,464
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(b)	675	660,052
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(b)	720	702,831
APLD ComputeCo LLC, 9.25%, 12/15/30(b)	725	770,609
AT&T, Inc.
1.65%, 02/01/28	880	841,510
2.75%, 06/01/31	1,015	914,077
4.10%, 02/15/28	685	678,732
4.30%, 02/15/30	1,110	1,085,305
4.35%, 03/01/29	1,015	1,002,696
4.40%, 04/30/31	410	398,580
4.70%, 08/15/30	365	360,333
Axian Telecom Holding & Management PLC, 7.25%, 07/11/30(c)	200	201,904
Axiata SPV2 Bhd, 2.16%, 08/19/30(c)	200	179,646
Bell Telephone Co. of Canada or Bell Canada, 6.88%, 09/15/55, (5-year CMT + 2.39%)(a)	320	322,273
Bharti Airtel Ltd., 3.25%, 06/03/31(c)	200	184,373
Black Pearl Compute LLC, 6.13%, 02/15/31(b)	665	663,782
British Telecommunications PLC
3.25%, 11/08/29(b)	195	185,106
5.13%, 12/04/28	215	216,257
9.63%, 12/15/30	950	1,110,354
Ciena Corp., 4.00%, 01/31/30(b)	150	142,335
Cipher Compute LLC, 7.13%, 11/15/30(b)	525	535,534
Cisco Systems, Inc.
4.55%, 02/24/28	270	270,702
4.75%, 02/24/30	405	405,239
4.85%, 02/26/29	940	946,004
4.95%, 02/26/31	820	824,740
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(c)	200	189,034
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	635	666,662
Connect Holding II LLC, 10.50%, 04/03/31(b)	715	700,078
Core Scientific Finance I LLC, 7.75%, 05/15/31(b)	1,060	1,038,413
Deutsche Telekom International Finance BV
4.38%, 06/21/28(b)	340	338,131
8.25%, 06/15/30	1,080	1,202,580
Edged Compute LLC, 7.50%, 04/30/31(b)	440	415,371
ELK Grove Village Property LLC, 7.50%, 06/15/31(b)	330	317,570
Flash Compute LLC, 7.25%, 12/31/30(b)	440	444,446
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/31(b)	545	547,379
GCI LLC, 4.75%, 10/15/28(b)	195	191,250
GoTo Group, Inc., 5.50%, 05/01/28(b)	274	134,773
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(c)	200	191,426
Iliad Holding SAS
7.00%, 10/15/28(b)	290	290,748
8.50%, 04/15/31(b)	310	326,130
Juniper Networks, Inc., 3.75%, 08/15/29	165	158,850

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
KT Corp.
4.13%, 02/02/28(c)	$200	$198,341
4.38%, 01/03/29(c)	200	198,241
Level 3 Financing, Inc., 3.75%, 07/15/29(b)	20	19,080
Lumen Technologies, Inc.
4.50%, 01/15/29(b)	130	124,184
5.38%, 06/15/29(b)	80	76,629
Meridian Arc Holdco LLC, 6.25%, 04/30/31(b)	1,945	1,869,641
Millicom International Cellular SA
4.50%, 04/27/31(c)	200	184,676
6.25%, 03/25/29(c)	180	179,975
Motorola Solutions, Inc.
2.30%, 11/15/30	312	278,940
2.75%, 05/24/31	200	179,902
4.60%, 02/23/28	280	279,985
4.60%, 05/23/29	280	278,277
4.85%, 08/15/30	225	223,404
5.00%, 04/15/29	115	115,550
NBN Co. Ltd.
2.63%, 05/05/31(b)	400	361,036
4.00%, 10/01/27(b)	205	203,590
4.15%, 09/16/30(b)	200	194,681
4.25%, 10/01/29(b)	200	196,918
5.75%, 10/06/28(b)	510	520,782
NTT Finance Corp.
1.59%, 04/03/28(b)	495	469,813
2.07%, 04/03/31(b)	310	270,329
4.62%, 07/16/28(b)	545	542,927
4.74%, 03/31/28(b)	5	4,998
4.83%, 11/01/29(b)	255	253,850
4.88%, 07/16/30(b)	765	756,803
5.11%, 07/02/29(b)	245	245,921
5.14%, 07/02/31(b)	300	299,291
Ooredoo International Finance Ltd., 2.63%, 04/08/31(c)	400	360,156
Orange SA
4.00%, 01/13/29(b)	5	4,908
4.25%, 01/13/31(b)	1,320	1,275,471
9.00%, 03/01/31	48	55,302
Otel Sukuk Ltd., 5.38%, 01/24/31(c)	200	199,860
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(c)	200	203,725
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(b)	1,495	1,406,293
Rogers Communications, Inc.
5.00%, 02/15/29	425	425,504
7.00%, 04/15/55, (5-year CMT + 2.65%)(a)	400	402,028
Saudi Telecom Co., 3.89%, 05/13/29(c)	400	386,794
SE COSMOS LLC, 8.88%, 05/01/31(b)	325	320,851
SingTel Group Treasury Pte. Ltd.
1.88%, 06/10/30(c)	200	180,507
2.38%, 08/28/29(c)	600	562,510
3.88%, 08/28/28(c)	200	197,299
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(c)	200	202,674
SoftBank Corp., 4.70%, 07/09/30(b)	170	166,457
Sprint Capital Corp., 6.88%, 11/15/28	835	871,393
STC Sukuk Co. II Ltd., 4.49%, 01/15/31(c)	200	194,539
Stingray Compute LLC, 6.00%, 06/15/31(b)	250	244,291
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(b)	1,220	1,134,376
Telecommunications Co. Telekom Srbija AD Belgrade
7.00%, 10/28/29(c)	200	199,070
7.25%, 05/18/31(c)	400	395,000
Security	Par (000)	Value
Telecommunications (continued)
Telefonica Europe BV, 8.25%, 09/15/30	$340	$377,176
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(b)	10	7,179
TELUS Corp.
3.70%, 09/15/27	89	88,032
6.38%, 06/09/56, (5-year CMT + 2.69%)(a)	175	172,711
6.63%, 10/15/55, (5-year CMT + 2.77%)(a)	220	219,523
T-Mobile USA, Inc.
2.05%, 02/15/28	713	685,166
2.40%, 03/15/29	215	202,223
2.55%, 02/15/31	780	699,849
2.63%, 02/15/29	420	397,656
2.88%, 02/15/31	365	332,010
3.38%, 04/15/29	815	783,909
3.50%, 04/15/31	755	704,016
3.88%, 04/15/30	2,225	2,137,657
4.20%, 10/01/29	260	255,097
4.80%, 07/15/28	385	385,755
4.85%, 01/15/29	370	370,383
4.95%, 03/15/28	570	572,292
TT Varlik Kiralama A/S, 6.50%, 10/30/30(c)	200	196,310
Turk Telekomunikasyon A/S, 7.38%, 05/20/29(c)	200	202,689
Turkcell Iletisim Hizmetleri A/S
5.80%, 04/11/28(c)	200	200,025
7.45%, 01/24/30(c)	200	204,321
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(b)	170	169,412
6.50%, 02/15/29(b)	380	374,893
Veon Midco BV, 6.95%, 06/01/31(b)	200	198,636
Verizon Communications, Inc.
1.50%, 09/18/30	400	349,121
1.68%, 10/30/30	290	253,706
1.75%, 01/20/31	770	670,893
2.10%, 03/22/28	690	662,929
2.55%, 03/21/31	1,225	1,101,279
3.15%, 03/22/30	545	513,146
3.88%, 02/08/29	436	427,130
4.02%, 12/03/29	1,145	1,117,513
4.33%, 09/21/28	631	626,631
7.75%, 12/01/30	90	99,502
Viasat, Inc.
6.50%, 07/15/28(b)	125	124,135
7.50%, 05/30/31(b)	245	245,159
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	135	127,505
VMED O2 U.K. Financing I PLC, 4.25%, 01/31/31(b)	415	327,372
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(a)	470	430,432
4.80%, 06/18/31	325	319,372
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(a)	615	631,018
7.88%, 02/15/30	165	180,118
WULF Compute LLC, 7.75%, 10/15/30(b)	1,045	1,085,663
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(c)	200	189,258
Yondr JK 1 LLC, 6.88%, 06/30/31(b)	225	214,311
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (5.75 % Cash and 0.50 % PIK)(b)(h)	100	100,015
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(b)(h)	285	280,801
		60,786,010

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	$50	$49,437
3.90%, 11/19/29	330	319,489
4.65%, 03/12/31	80	78,331
Mattel, Inc.
3.75%, 04/01/29(b)	270	260,390
5.00%, 11/17/30	105	104,125
5.88%, 12/15/27(b)	160	160,082
		971,854
Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29(b)	155	153,857
Beacon Mobility Corp., 7.25%, 08/01/30(b)	165	169,897
Brightline East LLC, 11.00%, 01/31/30(b)(d)(f)	335	24,092
Canadian National Railway Co.
4.20%, 03/12/31	5	4,856
4.35%, 05/12/29	135	133,631
6.90%, 07/15/28	185	192,894
Canadian Pacific Railway Co.
2.05%, 03/05/30	185	168,170
2.88%, 11/15/29	120	113,215
4.00%, 06/01/28	275	272,291
4.00%, 03/15/29	135	132,547
4.80%, 03/30/30	200	199,652
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	280	277,461
CSX Corp.
2.40%, 02/15/30	125	115,581
3.80%, 03/01/28	345	341,367
4.25%, 03/15/29	245	242,823
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(c)	200	188,209
FedEx Corp.
3.10%, 08/05/29	420	399,486
3.40%, 02/15/28	120	117,731
4.25%, 05/15/30	242	236,806
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(b)	330	324,256
4.65%, 03/15/31(b)	300	292,108
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/29(b)	250	240,016
Georgian Railway JSC, 4.00%, 06/17/28(c)	200	192,416
GXO Logistics, Inc., 6.25%, 05/06/29	230	236,668
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(c)	200	180,169
3.25%, 02/13/30(c)	400	374,488
3.84%, 12/13/27(c)	200	197,135
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	285	284,296
Kazakhstan Temir Zholy National Co. JSC, 4.88%, 04/29/31(c)	200	193,445
Kirby Corp., 4.20%, 03/01/28	145	143,779
MTR Corp. CI Ltd., 4.88%, (5-year CMT + 0.86%)(a)(c)(i)	600	595,985
MTR Corp. Ltd.
1.63%, 08/19/30(c)	400	358,285
4.38%, 04/01/30(c)	200	199,133
Norfolk Southern Corp.
2.30%, 05/15/31	30	26,677
2.55%, 11/01/29	155	144,837
3.80%, 08/01/28	284	280,005
5.05%, 08/01/30	280	282,348
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28(c)	200	197,147
Security	Par (000)	Value
Transportation (continued)
PODS LLC, 8.75%, 05/15/31(b)	$175	$167,183
Rand Parent LLC, 8.50%, 02/15/30(b)	290	298,710
Rumo Luxembourg SARL, 5.25%, 01/10/28(c)	200	195,597
RXO, Inc., 6.38%, 05/15/31(b)	160	159,624
Ryder System, Inc.
4.30%, 12/01/30	75	73,161
4.85%, 06/15/30	130	129,534
4.90%, 12/01/29	75	75,105
4.95%, 09/01/29	100	100,213
5.00%, 03/15/30	120	120,225
5.00%, 09/15/31	160	158,987
5.25%, 06/01/28	230	232,110
5.38%, 03/15/29	165	167,342
5.50%, 06/01/29	70	71,202
5.65%, 03/01/28	240	243,402
6.30%, 12/01/28	190	196,168
Sats Treasury Pte. Ltd., 4.83%, 01/23/29(c)	200	200,150
Seaspan Corp., 5.50%, 08/01/29(b)	200	194,064
SF Holding Investment Ltd., 2.88%, 02/20/30(c)	200	188,432
Simpar Europe SA, 5.20%, 01/26/31(c)	200	169,299
Star Leasing Co. LLC, 7.63%, 02/15/30(b)	280	272,615
Transnet, 8.25%, 02/06/28(c)	400	413,956
Union Pacific Corp.
2.38%, 05/20/31	280	250,774
2.40%, 02/05/30	260	240,436
3.70%, 03/01/29	290	283,584
3.95%, 09/10/28	375	370,854
6.63%, 02/01/29	185	194,043
United Parcel Service, Inc.
2.50%, 09/01/29	110	103,330
3.05%, 11/15/27	410	403,314
3.40%, 03/15/29	295	286,199
4.45%, 04/01/30	285	283,042
4.65%, 10/15/30	85	84,750
Walmart, Inc.
1.50%, 09/22/28	640	603,138
3.95%, 09/09/27	320	319,072
XPO, Inc., 6.25%, 06/01/28(b)	280	282,777
Zhengzhou Transportation Development Investment Group Co. Ltd., 4.75%, 10/31/27(c)	200	199,648
		15,959,799
Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd., 4.90%, 10/10/30(b)	320	314,308
DAE Funding LLC, 3.38%, 03/20/28(c)	200	192,397
FTAI Aviation Investors LLC
5.50%, 05/01/28(b)	305	304,248
7.00%, 05/01/31(b)	270	277,741
7.88%, 12/01/30(b)	155	161,355
GATX Corp.
1.90%, 06/01/31	15	12,965
3.50%, 03/15/28	265	259,852
4.00%, 06/30/30	170	164,461
4.55%, 11/07/28	120	119,416
4.70%, 04/01/29	195	194,105
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(b)	125	118,592
4.55%, 01/15/31(b)	165	161,676
5.25%, 07/01/29(b)	215	216,491
5.25%, 02/01/30(b)	265	265,859
5.35%, 03/30/29(b)	170	171,475
5.55%, 05/01/28(b)	305	308,301

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
5.70%, 02/01/28(b)	$325	$329,074
5.88%, 11/15/27(b)	200	202,556
6.05%, 08/01/28(b)	365	372,791
6.20%, 06/15/30(b)	195	201,811
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28(b)	200	191,177
4.95%, 07/23/29(b)	240	239,414
5.10%, 04/01/30(b)	205	204,260
5.20%, 07/23/31(b)	200	198,948
5.30%, 04/03/29(b)	265	266,923
5.45%, 05/03/28(b)	200	201,795
		5,651,991
Venture Capital — 0.0%
Hercules Capital, Inc.
6.00%, 06/16/30(g)	105	104,045
6.30%, 07/24/31	130	128,325
		232,370
Water — 0.1%
Aegea Finance SARL, 9.00%, 01/20/31(c)	200	194,542
American Water Capital Corp.
2.80%, 05/01/30	150	139,472
2.95%, 09/01/27	200	196,870
3.45%, 06/01/29	175	169,128
3.75%, 09/01/28	165	162,134
4.63%, 06/01/29	180	179,396
Essential Utilities, Inc.
2.70%, 04/15/30	150	138,367
3.57%, 05/01/29	120	115,964
4.80%, 08/15/27	125	125,248
Manila Water Co., Inc., 4.38%, 07/30/30(c)	200	194,481
Nova Securitisation SARL, 5.75%, 02/03/31(c)	400	380,676
Sabesp Lux SARL, 5.63%, 08/20/30(c)	200	196,092
United Utilities PLC, 6.88%, 08/15/28	120	124,547
		2,316,917
Total Corporate Bonds & Notes — 34.6% (Cost: $1,781,948,832)		1,771,692,564
Foreign Government Obligations(l)
Angola — 0.0%
Angolan Government International Bonds
8.00%, 11/26/29(c)	600	613,801
9.24%, 01/15/31(c)	600	627,870
		1,241,671
Argentina — 0.1%
Argentine Republic Government International Bonds
0.75%, 07/09/30(j)	3,776	3,298,225
1.00%, 07/09/29	624	559,660
		3,857,885
Armenia — 0.0%
Republic of Armenia International Bonds
3.60%, 02/02/31(c)	200	182,483
3.95%, 09/26/29(c)	200	190,387
		372,870
Australia — 0.0%
Export Finance & Insurance Corp.
3.88%, 10/23/29(b)	335	329,506
4.13%, 06/10/31(b)	100	98,411
		427,917
Security	Par (000)	Value
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(c)	$400	$422,207
Bahrain — 0.1%
Bahrain Government International Bonds
4.25%, 01/25/28(c)	200	190,922
6.75%, 09/20/29(c)	400	389,750
7.00%, 10/12/28(c)	400	395,808
7.38%, 05/14/30(c)	400	396,137
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(c)	400	368,857
3.95%, 09/16/27(c)	400	387,561
6.00%, 02/12/31(c)	200	191,020
6.25%, 10/18/30(c)	200	194,252
		2,514,307
Bermuda — 0.0%
Bermuda Government International Bonds
2.38%, 08/20/30(c)	300	269,117
4.75%, 02/15/29(c)	340	336,873
		605,990
Bolivia — 0.0%
Bolivia Government Bonds, 9.45%, 05/14/31(c)	400	406,477
Bolivian Government International Bonds
4.50%, 03/20/28(c)	267	256,638
7.50%, 03/02/30(c)	200	193,909
		857,024
Brazil — 0.1%
Brazilian Government International Bonds
3.88%, 06/12/30	1,200	1,139,689
4.50%, 05/30/29	800	794,589
4.63%, 01/13/28	800	800,448
5.50%, 11/06/30	800	803,787
6.25%, 03/18/31	600	617,766
		4,156,279
Cameroon, United Republic of — 0.0%
Republic of Cameroon International Bonds, 9.50%, 07/31/31(c)	200	199,734
Canada — 0.6%
Canada Government International Bonds
3.75%, 04/26/28	1,140	1,130,255
4.00%, 03/18/30	1,190	1,175,574
4.63%, 04/30/29	1,030	1,037,672
CDP Financial, Inc.
4.25%, 07/25/28(b)	420	419,126
4.63%, 01/24/30(b)	500	502,131
4.88%, 06/05/29(b)	625	631,772
CPPIB Capital, Inc.
3.88%, 02/15/31(b)	750	730,471
4.13%, 06/10/30(b)	725	716,597
4.25%, 07/20/28(b)	2,045	2,041,284
Export Development Canada
3.75%, 09/07/27	15	14,915
3.88%, 02/14/28	2,275	2,260,949
4.00%, 06/20/30	425	418,832
4.13%, 02/13/29	955	949,798
Hydro-Quebec, Series HK, 9.38%, 04/15/30	100	115,486
Ontario Teachers' Finance Trust
1.25%, 09/27/30(b)	485	425,714
4.25%, 04/25/28(b)	1,395	1,391,631

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of Alberta Canada
3.30%, 03/15/28	$515	$506,662
4.50%, 06/26/29	645	646,270
Province of British Columbia Canada
3.90%, 08/27/30	970	949,000
4.05%, 04/23/31	1,500	1,467,831
4.70%, 01/24/28	1,045	1,050,030
4.80%, 11/15/28	615	620,523
4.90%, 04/24/29	850	859,932
Province of Manitoba Canada, 1.50%, 10/25/28(g)	360	338,106
Province of New Brunswick Canada, 3.63%, 02/24/28	5	4,943
Province of Ontario Canada
1.13%, 10/07/30	500	436,761
1.60%, 02/25/31	70	61,654
2.00%, 10/02/29	450	417,788
3.70%, 09/17/29(g)	650	635,994
3.80%, 01/29/29	1,030	1,015,440
3.90%, 09/04/30	1,000	978,940
4.05%, 04/16/31	1,000	980,092
4.20%, 01/18/29	920	915,539
4.70%, 01/15/30	1,005	1,012,728
Province of Quebec Canada
1.35%, 05/28/30	460	409,828
3.63%, 04/13/28	1,220	1,205,453
3.88%, 01/14/31	1,340	1,304,509
4.50%, 04/03/29	965	966,740
Series PD, 7.50%, 09/15/29	570	619,740
Province of Saskatchewan Canada, 4.65%, 01/28/30	370	371,954
PSP Capital, Inc.
1.63%, 10/26/28(b)	35	32,965
3.75%, 10/02/29(b)	400	391,820
		32,163,449
Chile — 0.0%
Chile Government International Bonds
2.45%, 01/31/31	400	358,431
3.24%, 02/06/28	600	587,055
4.35%, 04/13/31	200	193,984
4.85%, 01/22/29	600	599,737
		1,739,207
China — 0.1%
China Development Bank
1.63%, 10/27/30(c)	200	178,250
3.95%, 07/02/28, (1-day SOFR + 0.30%)(a)(c)	200	200,165
China Government International Bonds
1.20%, 10/21/30(c)	200	177,766
2.13%, 12/03/29(c)	600	565,024
2.63%, 11/02/27(c)	400	393,501
3.50%, 10/19/28(c)	400	396,388
3.63%, 11/13/28(c)	600	594,814
3.75%, 11/13/30(c)	1,000	984,474
4.13%, 11/20/27(c)	200	200,425
4.25%, 11/20/29(c)	200	201,521
Export-Import Bank of China (The)
3.25%, 11/28/27(c)	200	196,905
4.01%, 11/05/27, (1-day SOFR Index + 0.38%)(a)(c)	400	400,505
		4,489,738
Security	Par (000)	Value
Colombia — 0.1%
Colombia Government International Bonds
3.00%, 01/30/30	$600	$546,480
3.13%, 04/15/31	600	529,370
4.50%, 03/15/29	400	389,809
5.38%, 01/21/29	600	598,587
6.13%, 01/21/31	400	401,404
7.38%, 04/25/30	600	628,922
		3,094,572
Costa Rica — 0.0%
Costa Rica Government International Bonds, 6.13%, 02/19/31(c)	400	408,681
Denmark — 0.0%
Kommunekredit, 3.75%, 05/24/28(c)	400	395,512
Dominican Republic — 0.0%
Dominican Republic International Bonds
4.50%, 01/30/30(c)	600	574,611
5.50%, 02/22/29(c)	500	497,419
6.00%, 07/19/28(c)	450	454,191
7.05%, 02/03/31(c)	400	416,354
		1,942,575
Ecuador — 0.0%
Ecuador Government International Bonds
0.00%, 07/31/30(c)(k)	160	135,608
6.90%, 07/31/30(c)(j)	240	238,753
		374,361
Egypt — 0.1%
Egypt Government International Bonds
5.80%, 09/30/27(c)	200	199,041
5.88%, 02/16/31(c)	400	382,912
6.59%, 02/21/28(c)	400	400,672
7.60%, 03/01/29(c)	600	613,791
8.63%, 02/04/30(c)	600	631,993
Egyptian Financial Co. for Sovereign Taskeek (The), 6.38%, 04/07/29(c)	200	202,022
		2,430,431
El Salvador — 0.0%
El Salvador Government International Bonds
8.63%, 02/28/29(c)	250	263,205
9.25%, 04/17/30(c)	200	214,169
		477,374
Finland — 0.0%
Finnvera OYJ, 4.25%, 05/29/31(b)	10	9,900
Kuntarahoitus OYJ
3.63%, 10/09/29(b)(g)	950	927,879
4.25%, 01/31/29(b)	500	498,303
4.25%, 04/01/30(b)	300	298,159
		1,734,241
France — 0.2%
Agence Francaise de Developpement EPIC
4.00%, 09/21/27(c)	600	596,460
4.13%, 02/04/31(c)	600	584,696
4.50%, 03/05/29(c)	600	597,951
4.88%, 01/16/30(c)	400	402,448
Caisse d'Amortissement de la Dette Sociale
1.00%, 10/21/30(b)	500	431,427
1.38%, 01/20/31(b)	1,900	1,649,568
3.75%, 09/12/27(b)(g)	890	883,700
3.75%, 05/24/28(b)	3,920	3,871,235

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
4.00%, 02/12/31(b)	$1,000	$972,546
4.50%, 05/22/29(b)	1,060	1,058,799
4.75%, 01/22/30(b)	425	427,220
		11,476,050
Gabon — 0.0%
Gabon Government International Bonds
6.63%, 02/06/31(c)	200	176,593
9.50%, 02/18/29(c)	200	195,038
		371,631
Germany — 0.0%
State of North Rhine-Westphalia Germany, 4.38%, 02/12/30(c)	400	398,638
Ghana — 0.0%
Ghana Government International Bonds, 5.00%, 07/03/29(c)(j)	704	688,369
Guatemala — 0.0%
Guatemala Government Bonds
4.88%, 02/13/28(c)	200	198,498
4.90%, 06/01/30(c)	200	196,278
5.25%, 08/10/29(c)	200	198,692
		593,468
Honduras — 0.0%
Honduras Government International Bonds, 5.63%, 06/24/30(c)	200	198,143
Hong Kong — 0.1%
Airport Authority
1.63%, 02/04/31(b)	200	176,566
2.40% , (7-year CMT + 4.74%)(a)(c)(i)	400	385,467
4.75%, 01/12/28(b)	400	401,423
4.75%, 07/15/28(b)(g)	400	402,033
4.88%, 01/12/30(b)	200	202,280
4.88%, 07/15/30(b)	600	607,580
Hong Kong Government International Bonds
1.38%, 02/02/31(b)	200	175,590
4.13%, 06/10/30(b)	400	396,246
4.50%, 01/11/28(b)	600	601,673
Hong Kong Mortgage Corp. Ltd.(The)
3.88%, 11/26/30(c)	400	389,591
4.00%, 05/14/31(b)	200	196,972
4.13%, 10/18/27(c)	200	199,207
4.88%, 09/13/28(c)	200	201,609
		4,336,237
Hungary — 0.1%
Hungary Government International Bonds
5.25%, 06/16/29(c)	600	603,314
5.38%, 09/26/30(c)	400	402,925
6.13%, 05/22/28(c)	800	815,469
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(c)	400	404,665
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(c)	400	409,820
		2,636,193
India — 0.0%
Export-Import Bank of India
2.25%, 01/13/31(c)	400	353,370
3.25%, 01/15/30(c)	400	376,785
3.88%, 02/01/28(c)	200	196,896
		927,051
Security	Par (000)	Value
Indonesia — 0.2%
Indonesia Government International Bonds
1.85%, 03/12/31	$400	$346,795
2.15%, 07/28/31	400	346,754
2.85%, 02/14/30	400	371,344
3.40%, 09/18/29	200	192,623
3.50%, 01/11/28	600	592,441
3.85%, 10/15/30	600	572,463
4.15%, 09/20/27	300	300,071
4.30%, 04/16/31	200	193,375
4.35%, 02/21/31	400	388,758
4.40%, 03/10/29	200	198,142
4.55%, 01/11/28	400	400,540
4.75%, 02/11/29	400	400,849
5.03%, 05/29/31	200	198,741
5.25%, 01/15/30	200	201,032
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(c)	400	356,196
2.80%, 06/23/30(c)	200	184,335
4.40%, 03/01/28(c)	400	399,815
4.45%, 02/20/29(c)	400	398,621
4.50%, 12/01/30(c)	400	392,960
4.55%, 07/23/30(c)	400	393,660
5.00%, 05/25/30(c)	400	400,175
5.10%, 07/02/29(c)	200	202,321
5.40%, 11/15/28(c)	200	203,513
		7,635,524
Iraq — 0.0%
Iraq International Bonds, 5.80%, 01/15/28(c)	234	232,128
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	600	547,757
3.25%, 01/17/28	400	390,454
4.50%, 01/13/31	800	775,660
5.38%, 03/12/29	600	603,079
5.38%, 02/19/30	800	804,047
State of Israel
2.50%, 01/15/30	200	182,768
6.25%, 11/21/27(c)	200	203,144
		3,506,909
Italy — 0.0%
Cassa Depositi e Prestiti SpA
4.38%, 10/01/30(b)	460	450,342
5.88%, 04/30/29(b)	500	513,499
Republic of Italy Government International Bonds, 2.88%, 10/17/29	610	578,598
		1,542,439
Ivory Coast — 0.0%
Ivory Coast Government International Bonds, 6.38%, 03/03/28(c)	133	134,432
Jamaica — 0.0%
Jamaica Government International Bonds, 6.75%, 04/28/28	400	409,462
Japan — 0.2%
Development Bank of Japan, Inc.
1.25%, 01/28/31(b)	250	216,376
1.88%, 08/28/29(b)	200	184,785
3.88%, 08/28/28(b)	300	296,433
4.13%, 04/08/30(b)	10	9,842

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
4.13%, 04/21/31(b)	$300	$293,739
4.63%, 04/10/29(b)	300	300,509
Japan Bank for International Cooperation
1.25%, 01/21/31	990	857,506
1.88%, 04/15/31	500	442,744
2.13%, 02/16/29	425	401,026
2.75%, 11/16/27	530	519,050
3.25%, 07/20/28	406	397,041
4.63%, 07/19/28	1,945	1,951,843
Japan International Cooperation Agency
4.00%, 05/23/28	630	624,939
4.25%, 05/22/30	280	277,021
4.38%, 05/28/31	500	494,930
Tokyo Metropolitan Government, 4.13%, 04/30/31(c)	300	293,148
		7,560,932
Jordan — 0.0%
Jordan Government International Bonds
5.85%, 07/07/30(c)	400	399,841
7.50%, 01/13/29(c)	400	413,244
7.75%, 01/15/28(c)	200	205,179
		1,018,264
Kazakhstan — 0.0%
Baiterek National Managing Holding JSC
4.65%, 10/01/30(c)	200	195,282
5.45%, 05/08/28(c)	200	200,788
Development Bank of Kazakhstan JSC
5.25%, 10/23/29(c)	200	200,583
5.63%, 04/07/30(c)	400	404,244
Kazakhstan Government International Bonds, 4.41%, 10/28/30(c)	400	391,106
		1,392,003
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(c)	400	424,891
Kuwait — 0.1%
Kuwait International Government Bonds
4.02%, 10/09/28(c)	800	783,670
4.14%, 10/09/30(c)	1,000	961,693
5.04%, 07/29/29(b)	1,200	1,200,707
5.16%, 07/29/31(b)	400	399,430
		3,345,500
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bonds, 7.75%, 06/03/30(c)	200	201,927
Lebanon — 0.0%
Lebanon Government International Bonds
6.65%, 11/03/28(c)(d)(f)	210	57,058
6.65%, 02/26/30(c)	250	68,042
6.75%, 11/29/27(c)(d)(f)	470	127,714
6.85%, 05/25/29(c)	200	54,477
		307,291
Luxembourg — 0.1%
Isdb Trust Services No. 2 SARL
4.05%, 10/15/29(c)	400	393,879
4.21%, 03/18/30(c)	500	494,024
4.60%, 03/14/28(c)	2,300	2,304,194
4.75%, 05/15/29(c)	600	603,509
		3,795,606
Security	Par (000)	Value
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd, 2.07%, 04/28/31	$250	$223,809
Mexico — 0.2%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(c)	3,800	3,794,283
Mexico Government International Bonds
2.66%, 05/24/31	1,000	880,848
3.25%, 04/16/30	600	559,089
4.50%, 04/22/29	1,000	988,865
4.75%, 03/22/31	600	583,163
5.00%, 05/07/29	400	399,271
6.00%, 05/13/30	600	614,715
		7,820,234
Mongolia — 0.0%
Development Bank of Mongolia LLC, 6.90%, 07/02/31(b)	200	198,516
Mongolia Government International Bonds
4.45%, 07/07/31(c)	200	185,385
6.63%, 02/25/30(c)	200	204,488
		588,389
Montenegro — 0.0%
Montenegro Government International Bonds, 7.25%, 03/12/31(c)	200	210,005
Morocco — 0.0%
Morocco Government International Bonds
2.38%, 12/15/27(c)	200	192,817
5.95%, 03/08/28(c)	400	404,176
		596,993
Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)(g)	1,055	1,039,872
4.25%, 01/25/29(b)	740	737,414
4.38%, 02/11/28(b)	121	121,088
4.75%, 02/01/30(b)	750	757,554
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
4.50%, 04/26/28(c)	200	200,259
4.50%, 06/12/29(c)	200	200,078
Nederlandse Waterschapsbank NV
4.00%, 06/01/28(b)	300	298,025
4.38%, 02/28/29(b)	500	499,462
4.50%, 01/16/30(b)	215	215,267
		4,069,019
Nigeria — 0.0%
Nigeria Government International Bonds
6.13%, 09/28/28(c)	400	400,060
6.50%, 11/28/27(c)	400	402,165
7.14%, 02/23/30(c)	600	612,779
8.38%, 03/24/29(c)	400	421,274
8.75%, 01/21/31(c)	400	430,472
		2,266,750
Norway — 0.1%
Kommunalbanken A/S
3.63%, 09/04/29(b)	70	68,414
3.75%, 01/14/31(b)	460	446,547
4.00%, 01/19/28(b)	70	69,655
4.13%, 08/29/30(b)	752	743,402
4.25%, 01/24/29(b)	500	498,248
4.50%, 09/01/28(b)	1,970	1,976,142
		3,802,408

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oman — 0.1%
Oman Government International Bonds
5.63%, 01/17/28(c)	$800	$804,510
6.00%, 08/01/29(c)	600	612,655
6.25%, 01/25/31(c)	600	622,642
6.75%, 10/28/27(c)	400	407,870
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(c)	600	593,901
		3,041,578
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(c)	400	406,446
Pakistan Government International Bonds
6.88%, 12/05/27(c)	400	402,121
7.38%, 04/08/31(c)	400	392,466
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(c)	200	192,947
		1,393,980
Panama — 0.0%
Panama Government International Bonds
3.16%, 01/23/30	600	560,306
3.88%, 03/17/28	600	588,118
8.88%, 09/30/27	350	365,763
9.38%, 04/01/29	200	220,784
		1,734,971
Papua New Guinea — 0.0%
Papua New Guinea Government International Bonds, 8.38%, 10/04/28(c)	200	208,622
Paraguay — 0.0%
Paraguay Government International Bonds, 4.95%, 04/28/31(c)	200	197,827
Peru — 0.0%
Corp Financiera de Desarrollo SA, 5.50%, 05/06/30(c)	200	201,723
Corp. Financiera de Desarrollo SA, 5.95%, 04/30/29(c)	200	203,591
Peruvian Government International Bonds
2.78%, 01/23/31	900	823,731
2.84%, 06/20/30	200	187,003
4.13%, 08/25/27	100	99,889
		1,515,937
Philippines — 0.1%
Philippines Government International Bonds
1.65%, 06/10/31	200	171,446
2.46%, 05/05/30	400	365,763
3.00%, 02/01/28	600	586,480
3.75%, 01/14/29	400	392,217
4.63%, 07/17/28	200	199,994
5.17%, 10/13/27	200	201,738
7.75%, 01/14/31	700	777,105
9.50%, 02/02/30	800	915,645
ROP Sukuk Trust, 5.05%, 06/06/29(c)	400	401,183
		4,011,571
Poland — 0.1%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(c)	400	413,819
Republic of Poland Government International Bonds
4.63%, 03/18/29	400	400,488
4.63%, 04/14/31	400	396,920
4.88%, 02/12/30	800	804,970
Security	Par (000)	Value
Poland (continued)
5.50%, 11/16/27	$600	$606,211
		2,622,408
Qatar — 0.1%
Qatar Government International Bonds
3.63%, 11/10/28(c)	200	195,056
3.75%, 04/16/30(c)	1,000	961,756
4.00%, 03/14/29(c)	1,400	1,370,203
4.50%, 02/27/28(c)	200	199,367
4.50%, 04/23/28(c)	1,000	995,408
4.63%, 05/29/29(c)	200	199,249
9.75%, 06/15/30(b)	550	641,314
		4,562,353
Romania — 0.1%
Romanian Government International Bonds
3.00%, 02/14/31(c)	300	266,553
5.25%, 11/25/27(c)	400	399,628
5.75%, 09/16/30(c)	700	699,970
5.88%, 01/30/29(c)	630	633,324
6.63%, 02/17/28(c)	500	508,933
		2,508,408
Saudi Arabia — 0.3%
ICDPS Sukuk Ltd., 4.95%, 02/14/29(c)	200	200,603
KSA Ijarah Sukuk Ltd., 4.25%, 09/09/30(c)	800	776,610
KSA Sukuk Ltd.
2.25%, 05/17/31(c)	600	527,528
2.97%, 10/29/29(c)	800	750,702
4.27%, 05/22/29(c)	800	785,248
4.30%, 01/19/29(c)	600	590,577
5.25%, 06/04/30(c)	600	603,684
5.27%, 10/25/28(c)	800	806,932
Saudi Government International Bonds
3.25%, 10/22/30(c)	400	372,326
3.63%, 03/04/28(c)	1,600	1,569,622
4.13%, 01/12/29(c)	800	785,185
4.38%, 04/16/29(c)	1,400	1,378,071
4.38%, 01/12/31(c)	800	776,403
4.50%, 04/17/30(c)	800	783,858
4.75%, 01/18/28(c)	1,000	998,034
4.75%, 01/16/30(c)	1,200	1,188,823
5.13%, 01/13/28(c)	1,600	1,604,651
5.38%, 01/13/31(c)	1,000	1,009,833
		15,508,690
Senegal — 0.0%
Senegal Government International Bonds, 7.75%, 06/10/31(c)	200	107,086
Serbia — 0.0%
Serbia International Bonds
2.13%, 12/01/30(c)	400	346,890
6.25%, 05/26/28(c)	200	203,070
		549,960
South Africa — 0.0%
Republic of South Africa Government International Bonds
4.30%, 10/12/28	800	787,969
4.85%, 09/27/27	200	199,865
4.85%, 09/30/29	600	592,282
5.88%, 06/22/30	400	405,978
		1,986,094

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea — 0.4%
Export-Import Bank of Korea
1.25%, 09/21/30	$200	$174,983
1.75%, 10/19/28(c)	200	188,721
3.75%, 01/13/29	200	196,800
3.75%, 09/22/30	400	387,135
3.88%, 01/13/31	400	388,389
4.00%, 09/11/27	200	199,005
4.00%, 01/13/29, (1-day SOFR + 0.40%)(a)	200	199,997
4.00%, 09/11/29	200	197,378
4.00%, 04/09/31(c)	200	195,131
4.11%, 09/22/28, (1-day SOFR + 0.46%)(a)	200	200,251
4.25%, 09/15/27	400	399,050
4.38%, 07/20/29	400	399,342
4.44%, 09/11/29, (1-day SOFR + 0.82%)(a)	200	202,468
4.50%, 01/11/29	200	200,205
4.50%, 07/20/31	200	199,004
4.51%, 11/21/28, (1-day SOFR + 0.88%)(a)(c)	400	404,279
4.63%, 01/14/28	200	200,490
4.88%, 01/14/30	400	403,394
5.00%, 01/11/28	400	403,032
5.13%, 09/18/28	600	608,003
Incheon International Airport Corp., 4.13%, 04/21/29(c)	200	197,616
Industrial Bank of Korea
4.00%, 09/30/29(c)	200	197,234
4.38%, 06/24/30(c)	200	198,300
5.38%, 10/04/28(c)	200	203,722
Korea Development Bank(The)
4.13%, 10/16/27	200	199,232
4.38%, 02/15/28	400	399,590
4.50%, 02/15/29	600	600,749
4.63%, 02/03/28	200	200,456
4.88%, 02/03/30	400	403,510
5.38%, 10/23/28	200	203,803
Korea Development Bank (The)
3.75%, 01/28/29	400	393,360
3.75%, 09/16/30	285	275,952
4.00%, 01/28/31	400	390,343
4.17%, 01/28/31, (1-day SOFR + 0.50%)(a)	200	200,533
4.38%, 02/03/30, (1-day SOFR + 0.76%)(a)	200	202,114
Korea Electric Power Corp.
4.13%, 11/12/30	200	195,070
4.75%, 02/13/28(c)	400	400,925
Korea Expressway Corp., 4.25%, 05/06/31	200	195,634
Korea Gas Corp.
4.25%, 07/10/30(c)	200	196,697
4.88%, 07/05/28(c)	200	201,073
5.00%, 07/08/29(c)	200	202,304
Korea Housing Finance Corp.
3.88%, 09/17/30(c)	200	194,150
4.13%, 03/12/28(c)	200	199,034
4.63%, 02/24/28(c)	400	401,197
4.88%, 08/27/27(c)	200	200,973
5.13%, 01/21/30(c)	200	203,067
Korea Hydro & Nuclear Power Co. Ltd.
4.46%, 07/30/30(c)	200	201,209
4.50%, 06/16/31	200	196,719
4.63%, 07/29/29(c)	200	199,691
5.00%, 07/18/28(c)	200	201,544
Korea International Bonds
2.50%, 06/19/29	200	190,012
Security	Par (000)	Value
South Korea (continued)
3.50%, 09/20/28	$400	$392,718
3.63%, 02/12/29	200	196,553
3.63%, 10/29/30	400	386,883
3.88%, 02/12/31	800	779,572
4.50%, 07/03/29	400	401,460
Korea Land & Housing Corp., 4.25%, 10/22/27(c)	200	199,162
Korea Mine Rehabilitation & Mineral Resources Corp.
4.88%, 04/13/31(c)	200	198,754
5.13%, 05/08/29(c)	200	201,773
5.38%, 05/11/28(c)	200	202,043
Korea National Oil Corp.
4.00%, 09/29/28(c)	200	197,323
4.13%, 09/29/30(c)	200	194,724
4.25%, 09/30/29(c)	200	197,392
4.29%, 09/29/28(a)(c)	400	400,590
4.50%, 03/30/29	200	199,019
4.63%, 03/30/31	200	197,906
4.88%, 04/03/28(c)	200	200,733
4.88%, 04/03/29(c)	200	200,987
		18,340,462
Sri Lanka — 0.0%
Sri Lanka Government International Bonds
3.10%, 01/15/30(c)(j)	304	307,501
4.00%, 04/15/28(c)	257	246,650
		554,151
Supranational — 2.0%
Africa Finance Corp.
2.88%, 04/28/28(b)	200	191,883
3.75%, 10/30/29(c)	400	380,650
African Development Bank
3.50%, 09/18/29	760	740,835
3.63%, 03/03/31	200	193,224
3.88%, 06/12/28	800	793,948
4.00%, 03/18/30	1,010	996,945
4.38%, 11/03/27	815	815,992
4.38%, 03/14/28	1,190	1,191,360
African Export-Import Bank (The)
3.80%, 05/17/31(b)	5	4,527
3.99%, 09/21/29(b)	205	195,282
Arab Energy Fund (The)
4.90%, 02/26/30(c)	200	200,087
5.43%, 05/02/29(b)	355	359,968
Asian Development Bank
0.75%, 10/08/30	100	86,237
1.25%, 06/09/28	250	236,654
1.75%, 09/19/29	735	679,451
1.88%, 03/15/29	505	474,518
1.88%, 01/24/30	640	589,015
2.38%, 08/10/27	150	147,230
2.50%, 11/02/27	225	220,225
2.75%, 01/19/28	1,035	1,012,847
3.13%, 08/20/27	1,100	1,087,387
3.13%, 09/26/28	310	302,670
3.63%, 08/28/29	1,738	1,701,792
3.75%, 04/25/28	3,136	3,108,188
3.75%, 08/28/30	495	483,263
4.13%, 05/30/30	1,755	1,739,097
4.25%, 05/28/31	130	128,935
4.38%, 01/14/28	1,830	1,832,658

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.38%, 03/06/29	$1,624	$1,625,292
4.50%, 08/25/28	1,380	1,385,568
5.82%, 06/16/28	185	189,478
6.22%, 08/15/27	260	263,984
6.38%, 10/01/28	40	41,423
Asian Infrastructure Investment Bank (The)
3.63%, 09/15/28	95	93,747
3.75%, 09/14/27	390	387,532
3.88%, 04/22/31	410	400,320
4.00%, 01/18/28	1,265	1,259,980
4.13%, 01/18/29	1,420	1,413,078
4.50%, 01/16/30	870	873,577
Banque Ouest Africaine de Developpement, 8.20%, 02/13/55, (5-year CMT + 4.22%)(a)(b)	180	175,439
Central American Bank for Economic Integration, 3.75%, 01/22/29(b)	500	491,061
Corp. Andina de Fomento
4.13%, 01/07/28	610	607,374
5.00%, 01/24/29	715	722,990
5.00%, 01/22/30	955	967,133
Council of Europe Development Bank
3.63%, 01/26/28	115	113,920
3.63%, 05/08/28	5	4,944
3.75%, 01/14/31	345	335,697
4.00%, 05/21/29	45	44,601
4.13%, 01/24/29	875	870,578
4.50%, 01/15/30	360	361,416
European Bank for Reconstruction & Development
4.13%, 01/25/29	1,330	1,323,057
4.25%, 05/29/31	75	74,358
4.38%, 03/09/28	1,165	1,166,456
European Investment Bank
0.63%, 10/21/27	200	191,551
0.88%, 05/17/30	290	254,866
1.63%, 10/09/29	255	234,541
1.75%, 03/15/29	265	248,228
3.25%, 11/15/27	1,405	1,387,690
3.63%, 07/15/30	10	9,725
3.75%, 05/15/29	45	44,305
3.75%, 11/15/29	1,350	1,325,102
3.75%, 03/13/31	215	209,005
3.88%, 03/15/28	3,655	3,632,013
3.88%, 06/15/28	1,115	1,106,931
3.88%, 10/15/30	2,465	2,415,853
4.00%, 02/15/29	2,865	2,841,923
4.50%, 10/16/28	1,080	1,084,497
4.50%, 03/14/30	2,435	2,444,729
4.75%, 06/15/29	1,585	1,601,985
European Stability Mechanism, 3.75%, 09/04/30(b)	270	263,732
Inter-American Development Bank
0.63%, 09/16/27	345	331,427
1.13%, 07/20/28	420	395,240
2.25%, 06/18/29	1,160	1,094,612
3.13%, 09/18/28	710	693,363
3.50%, 09/14/29	255	248,694
3.75%, 06/14/30	245	239,526
4.00%, 01/12/28	3,460	3,446,590
4.13%, 02/15/29	1,810	1,800,528
4.50%, 02/15/30	2,520	2,530,566
4.80%, 01/22/30	5	4,978
Security	Par (000)	Value
Supranational (continued)
Inter-American Investment Corp.
3.63%, 11/20/28	$45	$44,297
4.13%, 02/15/28	170	169,484
4.25%, 02/14/29	470	468,344
4.25%, 04/01/30	375	372,404
4.38%, 05/28/31	115	114,426
4.75%, 09/19/28	845	851,881
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,435	1,371,265
0.75%, 08/26/30	1,095	947,941
0.88%, 05/14/30	1,365	1,199,909
1.13%, 09/13/28	1,570	1,470,653
1.38%, 04/20/28	2,119	2,018,161
1.75%, 10/23/29	810	747,056
2.50%, 11/22/27	725	708,939
3.50%, 07/12/28	2,280	2,246,862
3.50%, 10/28/30	3,070	2,964,522
3.63%, 05/05/28	90	89,013
3.63%, 09/21/29	475	464,880
3.88%, 10/16/29	1,620	1,596,684
3.88%, 02/14/30	1,900	1,869,445
4.00%, 07/25/30	1,310	1,291,796
4.00%, 01/10/31	165	162,185
4.13%, 03/20/30	3,920	3,887,403
4.63%, 08/01/28	1,730	1,741,141
International Development Association
1.00%, 12/03/30(b)	100	86,661
4.00%, 06/11/30(b)	675	665,037
4.38%, 06/11/29(b)	1,320	1,319,704
4.38%, 11/27/29(b)	1,160	1,159,473
4.88%, 11/01/28(b)	875	885,252
International Finance Corp.
0.75%, 08/27/30	70	60,613
3.50%, 01/22/29	65	63,750
3.88%, 07/02/30	985	967,279
4.25%, 07/02/29	815	812,687
4.50%, 01/21/28(g)	285	285,833
4.50%, 07/13/28	910	913,601
New Development Bank, 4.38%, 03/31/28(c)	350	349,136
Nordic Investment Bank
3.38%, 09/08/27	250	247,673
3.75%, 05/09/30	435	425,212
3.75%, 01/23/31	480	466,808
4.25%, 02/28/29	50	49,877
4.38%, 03/14/28	1,000	1,001,111
		101,728,469
Suriname — 0.0%
Suriname Government International Bonds, 7.70%, 11/06/30(c)	200	205,387
Sweden — 0.0%
Svensk Exportkredit AB
3.75%, 09/13/27	465	462,223
3.75%, 07/29/30	730	712,323
4.13%, 06/14/28	485	482,947
4.25%, 02/01/29	385	383,715
		2,041,208
Thailand — 0.0%
Export Import Bank of Thailand, 5.35%, 05/16/29(c)	200	202,939

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bonds
4.50%, 06/26/30(c)	$200	$191,497
5.95%, 01/14/31	200	199,859
		391,356
Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama A/S
6.50%, 04/26/30(c)	800	801,000
6.75%, 09/01/30(c)	800	804,451
8.51%, 01/14/29(c)	800	842,478
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(c)	200	214,090
Turkiye Government International Bonds
5.13%, 02/17/28	400	394,541
5.25%, 03/13/30	600	575,660
5.88%, 06/26/31	400	385,018
5.95%, 01/15/31	800	776,787
6.13%, 10/24/28	1,000	1,001,792
6.38%, 05/22/31	600	588,685
7.63%, 04/26/29	1,000	1,034,345
8.60%, 09/24/27	600	618,908
9.13%, 07/13/30	800	866,922
9.38%, 03/14/29	800	860,457
9.88%, 01/15/28	1,200	1,266,403
11.88%, 01/15/30	500	585,635
Turkiye Ihracat Kredi Bankasi A/S
6.13%, 05/02/29(c)	200	196,915
6.38%, 10/03/30(c)	200	194,756
6.38%, 01/15/31(c)	200	194,122
7.50%, 02/06/28(c)	200	203,377
		12,406,342
Ukraine — 0.0%
Ukraine Government International Bonds
3.00%, 02/01/30(c)(j)	100	72,698
4.50%, 02/01/29(c)(j)	463	392,925
		465,623
United Arab Emirates — 0.2%
Abu Dhabi Government International Bonds
1.63%, 06/02/28(c)	600	567,782
1.70%, 03/02/31(c)	400	346,996
2.50%, 09/30/29(c)	1,000	930,015
3.13%, 10/11/27(c)	1,400	1,376,020
3.13%, 04/16/30(c)	1,000	940,959
3.63%, 10/02/28(c)	400	391,042
3.75%, 03/05/31(c)	400	381,420
4.88%, 04/30/29(c)	800	802,041
Dubai DOF Sukuk Ltd.
2.76%, 09/09/30(c)	400	362,404
4.80%, 05/21/29	200	197,668
5.00%, 04/30/29(c)	400	399,577
Sharjah Sukuk Program Ltd.
3.20%, 07/13/31(c)	200	179,485
3.23%, 10/23/29(c)	400	371,118
3.89%, 04/04/30(c)	200	189,073
4.23%, 03/14/28(c)	400	391,828
		7,827,428
United Kingdom — 0.0%
International Finance Facility for Immunisation Co., 4.13%, 10/29/27(c)	151	150,496
Security	Par (000)	Value
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	$267	$266,570
4.38%, 01/23/31	700	698,009
		964,579
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds
3.70%, 11/25/30(c)	200	185,075
5.38%, 02/20/29(c)	400	398,992
7.85%, 10/12/28(c)	200	209,880
		793,947
Total Foreign Government Obligations — 6.3% (Cost: $323,189,924)		322,638,592
Municipal Debt Obligations
California — 0.0%
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Class A,4.66%, 10/01/27	250	250,795
State of California, GO
4.50%, 08/01/29	500	500,187
5.13%, 09/01/29	200	203,551
		954,533
Hawaii — 0.0%
State of Hawaii, GO, 4.21%, 04/01/31	115	113,082
Illinois — 0.0%
City of Chicago Illinois, GO, 5.88%, 01/01/31	35	34,922
Total Municipal Debt Obligations — 0.0% (Cost: $1,108,098)		1,102,537
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 3.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	102	99,218
2.50%, 08/01/31	103	98,875
2.50%, 10/01/31	267	256,268
2.50%, 12/01/31	161	153,829
2.50%, 02/01/32	185	177,455
2.50%, 01/01/33	488	464,531
3.00%, 05/01/29	2,002	1,974,706
3.00%, 05/01/30	96	94,346
3.00%, 06/01/30	6	6,317
3.00%, 07/01/30	79	76,586
3.00%, 12/01/30	106	103,485
3.00%, 05/01/31	46	44,510
3.00%, 06/01/31	30	29,542
3.50%, 05/01/32	26	25,130
3.50%, 09/01/32	21	20,130
3.50%, 07/01/33	55	53,403
3.50%, 06/01/34	266	256,755
4.00%, 05/01/33	50	49,043
5.97%, 02/01/45, (RFUCCT1Y + 1.62%)(a)	3	3,637
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K077, Class A2, 3.85%, 05/25/28(a)	804	794,601
Series K094, Class A2, 2.90%, 06/25/29	3,000	2,864,515
Series K098, Class A2, 2.43%, 08/25/29	5,000	4,697,940
Series K117, Class A2, 1.41%, 08/25/30	2,000	1,765,446

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K118, Class A2, 1.49%, 09/25/30	$2,000	$1,767,613
Series K128, Class A2, 2.02%, 03/25/31	500	446,911
Series K-1512, Class A2, 2.99%, 05/25/31	460	427,634
Series K-1512, Class A3, 3.06%, 04/25/34	450	397,254
Series K154, Class A2, 3.42%, 04/25/32	1,300	1,255,070
Series K739, Class A2, 1.34%, 09/25/27	1,944	1,892,799
Federal National Mortgage Association
5.84%, 04/01/44, (RFUCCT1Y + 1.59%)(a)	18	18,057
6.26%, 12/01/44, (RFUCCT1Y + 1.58%)(a)	5	5,012
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	1,464	1,296,368
1.50%, 03/01/36	1,592	1,409,568
1.50%, 10/01/36	1,592	1,410,166
1.50%, 11/01/36	1,317	1,167,518
1.50%, 02/01/37	9,128	8,064,466
1.50%, 03/01/37	6,539	5,773,236
1.50%, 08/01/37	1,147	1,013,014
2.00%, 10/01/35	6,075	5,531,538
2.00%, 11/01/35	1,897	1,729,553
2.00%, 12/01/35	4,134	3,750,805
2.00%, 02/01/36	12,569	11,431,281
2.00%, 03/01/36	4,714	4,277,797
2.00%, 04/01/36	1,753	1,589,295
2.00%, 05/01/36	7,966	7,245,433
2.00%, 06/01/36	679	615,338
2.00%, 07/01/36	4,624	4,186,923
2.00%, 08/01/36	501	454,601
2.00%, 10/01/36	1,093	992,808
2.00%, 11/01/36	5,165	4,689,332
2.00%, 12/01/36	7,040	6,385,152
2.00%, 01/01/37	5,081	4,617,034
2.00%, 02/01/37	3,147	2,846,329
2.00%, 08/18/41(m)	4,900	4,426,561
2.50%, 07/01/28	83	80,905
2.50%, 12/01/29	14	14,252
2.50%, 03/01/30	20	19,627
2.50%, 07/01/30	22	20,964
2.50%, 08/01/30	76	73,275
2.50%, 12/01/30	12	11,310
2.50%, 01/01/31	11	10,317
2.50%, 05/01/31	224	215,244
2.50%, 08/01/31	290	279,214
2.50%, 09/01/31	252	241,571
2.50%, 10/01/31	970	933,896
2.50%, 12/01/31	377	361,619
2.50%, 01/01/32	789	755,358
2.50%, 02/01/32	302	289,482
2.50%, 03/01/32	313	299,054
2.50%, 04/01/32	2,032	1,949,193
2.50%, 07/01/32	2,048	1,968,044
2.50%, 10/01/32	44	42,247
2.50%, 01/01/33	355	340,267
2.50%, 07/01/35	3,848	3,579,494
2.50%, 10/01/35	430	398,897
2.50%, 03/01/36	939	871,416
2.50%, 05/01/36	5,982	5,538,025
2.50%, 06/01/36	154	142,768
2.50%, 07/01/36	382	353,701
2.50%, 08/01/36	2,058	1,904,031
2.50%, 04/01/37	1,197	1,106,963
2.50%, 05/01/37	349	322,460
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 08/18/41(m)	$1,000	$924,296
3.00%, 10/01/27	5	4,925
3.00%, 10/01/28	31	30,323
3.00%, 11/01/28	32	31,510
3.00%, 03/01/30	665	653,400
3.00%, 04/01/30	24	23,863
3.00%, 07/01/30	16	15,839
3.00%, 08/01/30	63	61,772
3.00%, 09/01/30	88	85,733
3.00%, 10/01/30	47	46,012
3.00%, 11/01/30	12	11,517
3.00%, 12/01/30	45	44,376
3.00%, 01/01/31	519	507,586
3.00%, 02/01/31	265	259,145
3.00%, 03/01/31	57	55,635
3.00%, 04/01/31	32	31,028
3.00%, 06/01/31	194	187,619
3.00%, 09/01/31	58	56,956
3.00%, 10/01/31	10	10,068
3.00%, 01/01/32	189	183,530
3.00%, 02/01/32	409	396,901
3.00%, 03/01/32	65	62,598
3.00%, 06/01/32	205	199,069
3.00%, 11/01/32	222	214,670
3.00%, 12/01/32	364	351,121
3.00%, 10/01/33	279	268,150
3.00%, 07/01/34	118	112,345
3.00%, 09/01/34	1,449	1,379,344
3.00%, 11/01/34	231	219,528
3.00%, 07/01/37	550	515,489
3.00%, 08/18/41(m)	1,250	1,166,991
3.50%, 01/01/27	0	282
3.50%, 12/01/29	4	3,509
3.50%, 07/01/30	33	32,823
3.50%, 10/01/30	15	14,589
3.50%, 11/01/30	3	2,796
3.50%, 03/01/31	33	32,520
3.50%, 06/01/31	44	42,892
3.50%, 01/01/32	30	29,458
3.50%, 05/01/32	49	47,436
3.50%, 06/01/32	66	64,199
3.50%, 07/01/32	19	18,533
3.50%, 08/01/32	15	14,335
3.50%, 09/01/32	80	77,726
3.50%, 10/01/32	15	14,804
3.50%, 11/01/32	10	9,972
3.50%, 03/01/33	169	164,515
3.50%, 04/01/33	211	205,822
3.50%, 05/01/33	137	132,823
3.50%, 06/01/33	256	249,071
3.50%, 02/01/34	1,900	1,847,323
3.50%, 07/01/34	64	62,071
3.50%, 08/01/34	274	264,148
3.50%, 01/01/35	218	210,011
4.00%, 07/01/29	0	28
4.00%, 07/01/32	2	2,241
4.00%, 05/01/33	100	98,043
4.00%, 06/01/33	51	50,409
4.00%, 07/01/33	33	32,539
4.00%, 12/01/33	1	1,259
4.00%, 08/01/37	134	129,598

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/01/37	$175	$169,462
4.00%, 11/01/37	257	248,904
4.00%, 02/01/38	605	585,875
4.00%, 05/01/38	115	110,648
4.00%, 11/01/38	74	71,124
4.00%, 08/15/39(m)	17,279	16,549,311
4.00%, 11/01/39	508	489,264
4.00%, 12/01/39	3,111	2,998,615
4.00%, 08/01/40	149	143,348
4.50%, 08/15/39(m)	112	109,399
4.50%, 10/01/40	1,258	1,228,856
4.50%, 02/01/41	1,208	1,180,479
4.50%, 03/01/41	1,224	1,195,975
5.00%, 08/15/39(m)	178	177,123
		164,573,825
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Banks, 3.25%, 06/09/28	1,000	981,084
U.S. Government Obligations — 51.8%
U.S. Treasury Notes
0.38%, 09/30/27	17,100	16,368,574
0.50%, 08/31/27	10,600	10,192,977
0.50%, 10/31/27	23,100	22,074,937
0.63%, 11/30/27	23,800	22,706,687
0.63%, 12/31/27	14,469	13,760,245
0.75%, 01/31/28	27,543	26,162,622
1.00%, 07/31/28	15,000	14,068,945
1.13%, 02/29/28	20,000	19,056,250
1.13%, 08/31/28	19,000	17,816,953
1.25%, 03/31/28	20,000	19,044,531
1.25%, 04/30/28	6,684	6,348,495
1.25%, 05/31/28	17,483	16,564,460
1.25%, 06/30/28	9,212	8,706,420
1.25%, 09/30/28	11,264	10,561,760
1.38%, 10/31/28	10,000	9,379,688
1.38%, 12/31/28	24,000	22,402,500
1.50%, 11/30/28	12,000	11,260,313
1.63%, 05/15/31	6,939	6,107,946
1.75%, 01/31/29	24,754	23,264,892
1.88%, 02/28/29	5,000	4,705,078
2.25%, 08/15/27	20,350	19,954,924
2.25%, 11/15/27	20,900	20,388,113
2.38%, 03/31/29	20,000	19,028,125
2.63%, 07/31/29	27,066	25,778,251
2.75%, 02/15/28	20,000	19,557,031
2.75%, 05/31/29	21,997	21,082,750
2.88%, 05/15/28	25,000	24,408,203
2.88%, 08/15/28	22,000	21,405,312
2.88%, 04/30/29	25,000	24,072,266
3.13%, 08/31/27	18,447	18,241,633
3.13%, 11/15/28	22,000	21,439,687
3.13%, 08/31/29	26,323	25,409,921
3.25%, 06/30/29	20,000	19,412,500
3.38%, 09/15/27	12,586	12,475,873
3.38%, 11/30/27	29,450	29,129,041
3.38%, 12/31/27	16,429	16,235,189
3.38%, 02/29/28	2,157	2,128,774
3.38%, 09/15/28	13,740	13,486,669
3.50%, 09/30/27	16,205	16,078,398
3.50%, 10/31/27	15,089	14,957,561
3.50%, 01/31/28(g)	21,763	21,529,218
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 04/30/28	$18,422	$18,185,249
3.50%, 10/15/28	8,628	8,483,751
3.50%, 11/15/28	10,806	10,617,739
3.50%, 12/15/28	10,963	10,765,152
3.50%, 01/15/29	11,603	11,384,537
3.50%, 02/15/29	14,957	14,664,871
3.50%, 03/15/29	12,637	12,383,273
3.50%, 09/30/29	25,905	25,263,447
3.50%, 11/30/30	44,173	42,602,788
3.50%, 02/28/31	17,249	16,606,205
3.63%, 08/31/27	9,842	9,783,948
3.63%, 03/31/28	4,043	4,002,096
3.63%, 05/31/28	4,159	4,112,211
3.63%, 08/15/28	10,386	10,253,741
3.63%, 08/31/29	16,209	15,875,956
3.63%, 03/31/30	2,620	2,553,681
3.63%, 08/31/30	41,367	40,180,931
3.63%, 09/30/30	41,831	40,608,750
3.63%, 10/31/30	46,317	44,931,109
3.63%, 12/31/30	32,165	31,162,357
3.75%, 08/15/27	17,574	17,497,114
3.75%, 04/15/28	21,477	21,297,466
3.75%, 04/30/28	24,137	23,934,287
3.75%, 05/15/28	9,513	9,429,390
3.75%, 12/31/28	18,203	17,969,774
3.75%, 05/31/30	25,990	25,415,377
3.75%, 06/30/30	1,806	1,764,942
3.75%, 12/31/30	4,130	4,021,265
3.75%, 01/31/31	42,591	41,446,367
3.88%, 10/15/27	6,732	6,705,966
3.88%, 11/30/27	19,180	19,093,091
3.88%, 12/31/27	20,452	20,348,941
3.88%, 03/15/28	26,553	26,399,490
3.88%, 03/31/28	17,961	17,851,550
3.88%, 06/15/28	55,713	55,316,916
3.88%, 07/15/28	38,219	37,932,357
3.88%, 04/15/29	10,273	10,156,626
3.88%, 05/15/29	24,147	23,865,914
3.88%, 09/30/29	29,108	28,705,491
3.88%, 11/30/29	18,700	18,422,422
3.88%, 12/31/29	20,000	19,692,188
3.88%, 04/30/30	25,129	24,695,132
3.88%, 06/30/30	32,057	31,465,949
3.88%, 07/31/30	26,785	26,282,781
3.88%, 03/31/31	21,745	21,254,137
3.88%, 04/30/31	24,195	23,637,381
4.00%, 12/15/27	22,445	22,377,490
4.00%, 02/29/28	15,461	15,403,021
4.00%, 05/31/28	25,118	25,001,240
4.00%, 06/30/28	16,000	15,920,000
4.00%, 01/31/29	23,882	23,701,019
4.00%, 07/31/29	38,026	37,669,506
4.00%, 10/31/29	20,000	19,787,500
4.00%, 02/28/30	46,928	46,363,397
4.00%, 03/31/30	30,177	29,797,430
4.00%, 05/31/30	39,213	38,686,075
4.00%, 07/31/30	18,600	18,335,531
4.00%, 01/31/31	15,700	15,435,063
4.13%, 09/30/27	9,000	8,991,563
4.13%, 10/31/27	15,200	15,185,156
4.13%, 11/15/27	12,898	12,881,374

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 06/30/28	$12,874	$12,840,809
4.13%, 07/31/28	19,518	19,462,343
4.13%, 03/31/29	30,000	29,852,344
4.13%, 06/15/29	9,950	9,896,363
4.13%, 07/15/29	3,951	3,929,084
4.13%, 10/31/29	38,238	37,972,127
4.13%, 11/30/29	20,975	20,825,881
4.13%, 08/31/30	16,024	15,860,004
4.13%, 03/31/31	25,466	25,149,665
4.13%, 05/31/31	23,462	23,161,393
4.13%, 06/30/31	54,327	53,618,203
4.25%, 01/15/28	25,765	25,767,013
4.25%, 02/15/28	14,839	14,838,420
4.25%, 02/28/29	27,780	27,736,594
4.25%, 06/30/29	33,148	33,070,309
4.25%, 01/31/30	32,072	31,949,225
4.25%, 02/28/31	24,003	23,839,855
4.25%, 06/30/31	29,579	29,345,603
4.38%, 08/31/28	14,382	14,406,719
4.38%, 11/30/28	10,012	10,026,862
4.38%, 12/31/29	20,622	20,630,056
4.38%, 11/30/30	17,110	17,084,602
4.50%, 05/31/29	33,094	33,238,786
4.63%, 09/30/28	19,392	19,520,775
4.63%, 04/30/29	16,174	16,297,832
4.63%, 09/30/30	3,339	3,367,173
4.63%, 04/30/31	26,283	26,510,923
4.63%, 05/31/31	25,821	26,036,848
4.88%, 10/31/28	17,732	17,945,338
4.88%, 10/31/30	9,294	9,461,728
		2,654,956,060
Total U.S. Government & Agency Obligations — 55.0% (Cost: $2,858,269,904)		2,820,510,969
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(e)(g)	360	2,499
Incora Top Holdco LLC, NVS(e)	6,596	45,776
		48,275
Commercial Services & Supplies — 0.0%
MYT Holding LLC, NVS, 06/30/27(d)(f)	1	—
Financial Services — 0.0%
HoldCo.(e)	16,280	—
Health Care Technology — 0.0%
Quincy Health LLC(e)	978	—
Hotels, Restaurants & Leisure — 0.0%
GPS Hospitality Holding, NVS	1,745	31,461
Metals & Mining — 0.0%
Foresight Energy LLC(e)	112	—
Total Common Stocks — 0.0% (Cost $935,009)		79,736
Security	Shares	Value
Preferred Stocks
Broadline Retail — 0.0%
SAKS Global Holdings(e)	600,110	$600,110
Financial Services — 0.0%
HoldCo.(e)	104	—
Total Preferred Stocks — 0.0% (Cost $600,208)		600,110
Total Long-Term Investments — 98.2% (Cost: $5,083,146,788)		5,032,742,618
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(n)(o)	58,935,069	58,952,750
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(n)(o)(p)	22,072,355	22,072,355
Total Short-Term Securities — 1.6% (Cost: $81,023,265)		81,025,105
Total Investments — 99.8% (Cost: $5,164,170,053)		5,113,767,723
Other Assets Less Liabilities — 0.2%		12,349,745
Net Assets — 100.0%		$5,126,117,468

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Zero-coupon bond.
(l)	U.S. dollar denominated security issued by foreign domiciled entity.
(m)	Represents or includes a TBA transaction.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period end.
(p)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,038,139	$13,925,505 (a)	$—	$(11,710)	$816	$58,952,750	58,935,069	$1,226,163	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,116,359	—	(2,044,004)(a)	—	—	22,072,355	22,072,355	205,377 (b)	—
				$(11,710)	$816	$81,025,105		$1,431,540	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$30,185,679	$—	$30,185,679
Collateralized Mortgage Obligations	—	85,932,431	—	85,932,431
Corporate Bonds & Notes	—	1,771,306,077	386,487	1,771,692,564
Foreign Government Obligations	—	322,638,592	—	322,638,592
Municipal Debt Obligations	—	1,102,537	—	1,102,537
U.S. Government & Agency Obligations	—	2,820,510,969	—	2,820,510,969
Common Stocks	—	31,461	48,275	79,736
Preferred Stocks	—	—	600,110	600,110
Short-Term Securities
Money Market Funds	81,025,105	—	—	81,025,105
	$81,025,105	$5,031,707,746	$1,034,872	$5,113,767,723

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury
CPI	Consumer Price Index

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Core 1-5 Year USD Bond ETF

Portfolio Abbreviation (continued)
GO	General Obligation
GOL	General Obligation Limited
JSC	Joint Stock Company
NVS	Non-Voting Shares
PIK	Payment-in-kind

PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate